UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

David S. Royal, Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-4249
Date of fiscal year end: October 31
Date of reporting period: January 31, 2007

Item 1. Schedule of Investments

Thrivent Investment Management™

Thrivent Mutual Funds

# Schedule of Investments

As of January 31, 2007
(unaudited)

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares		Value	Percentage

Equity Funds (91.6%)
1,360,474	Thrivent Partner Small Cap Growth Fund	$16,951,510	6.6%
1,024,773	Thrivent Partner Small Cap Value Fund	17,011,238	6.6
968,697	Thrivent Small Cap Stock Fund #	18,134,000	7.0
678,877	Thrivent Mid Cap Growth Fund #	11,676,686	4.5
938,498	Thrivent Partner Mid Cap Value Fund	11,693,682	4.5
813,855	Thrivent Mid Cap Stock Fund	14,226,180	5.5
4,157,044	Thrivent Partner International Stock Fund	57,990,762	22.5
8,491,977	Thrivent Large Cap Growth Fund	50,357,423	19.5
1,078,040	Thrivent Large Cap Value Fund	17,981,707	7.0
716,625	Thrivent Large Cap Stock Fund	20,452,483	7.9

	Total Equity Funds
	(cost $219,350,679)	236,475,671

Debt Funds (7.4%)
1,738,441	Thrivent High Yield Fund	8,987,740	3.5
609,425	Thrivent Income Fund	5,234,964	2.0
392,040	Thrivent Limited Maturity Bond Fund	4,927,944	1.9

	Total Debt Funds
	(cost $18,955,762)	19,150,648

Short-Term Investments (1.0%)
2,553,762	Thrivent Money Market Fund	2,553,762	1.0

	Total Short-Term Investments
	(cost $2,553,762)	2,553,762

	Total Investments
	(cost $240,860,203) 100.0%	$258,180,081

	Other Assets and Liabilities, Net
	0.0%	(24,570)

	Total Net Assets 100.0%	$258,155,511

# Non-income producing security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$18,223,226
Gross unrealized depreciation	(903,348)

Net unrealized appreciation (depreciation)	$17,319,878
Cost for federal income tax purposes	$240,860,203

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

1

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares		Value	Percentage

Equity Funds (78.7%)
1,407,569	Thrivent Partner Small Cap Growth Fund	$17,538,310	3.0%
1,060,876	Thrivent Partner Small Cap Value Fund	17,610,539	3.1
1,240,254	Thrivent Small Cap Stock Fund #	23,217,555	4.0
513,234	Thrivent Mid Cap Growth Fund #	8,827,620	1.5
708,782	Thrivent Partner Mid Cap Value Fund	8,831,429	1.5
1,801,666	Thrivent Mid Cap Stock Fund	31,493,117	5.5
6,416,394	Thrivent Partner International Stock Fund	89,508,691	15.5
15,124,036	Thrivent Large Cap Growth Fund	89,685,533	15.5
4,486,256	Thrivent Large Cap Value Fund	74,830,758	13.0
2,810,115	Thrivent Large Cap Stock Fund	80,200,695	13.9
874,559	Thrivent Real Estate Securities Fund	12,716,088	2.2

	Total Equity Funds
	(cost $422,773,917)	454,460,335

Debt Funds (19.3%)
6,125,773	Thrivent High Yield Fund	31,670,246	5.5
6,036,707	Thrivent Income Fund	51,855,317	9.0
2,192,782	Thrivent Limited Maturity Bond Fund	27,563,267	4.8

	Total Debt Funds
	(cost $109,966,870)	111,088,830

Short-Term Investments (2.0%)
11,430,169	Thrivent Money Market Fund	11,430,169	2.0

	Total Short-Term Investments
	(cost $11,430,169)	11,430,169

	Total Investments
	(cost $544,170,956) 100.0%	$576,979,334

	Other Assets and Liabilities,
	Net 0.0%	(37,449)

	Total Net Assets 100.0%	$576,941,885

# Non-income producing security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$33,954,185
Gross unrealized depreciation	(1,145,807)

Net unrealized appreciation (depreciation)	$32,808,378
Cost for federal income tax purposes	$544,170,956

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

2

Moderate Allocation Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares		Value	Percentage

Equity Funds (58.5%)
1,505,461	Thrivent Small Cap Stock Fund #	$28,182,239	5.1%
331,001	Thrivent Mid Cap Growth Fund #	5,693,223	1.0
458,154	Thrivent Partner Mid Cap Value Fund	5,708,602	1.0
1,289,554	Thrivent Mid Cap Stock Fund	22,541,400	4.0
4,417,089	Thrivent Partner International Stock Fund	61,618,391	11.0
12,778,045	Thrivent Large Cap Growth Fund	75,773,804	13.6
3,012,578	Thrivent Large Cap Value Fund	50,249,797	9.0
2,141,456	Thrivent Large Cap Stock Fund	61,117,155	11.0
1,074,549	Thrivent Real Estate Securities Fund	15,623,938	2.8

	Total Equity Funds
	(cost $302,320,435)	326,508,549

Debt Funds (34.1%)
5,942,762	Thrivent High Yield Fund	30,724,079	5.5
10,552,899	Thrivent Income Fund	90,649,407	16.2
5,490,472	Thrivent Limited Maturity Bond Fund	69,015,238	12.4

	Total Debt Funds
	(cost $189,027,665)	190,388,724

Short-Term Investments (7.4%)
41,524,836	Thrivent Money Market Fund	41,524,836	7.4

	Total Short-Term Investments
	(cost $41,524,836)	41,524,836

	Total Investments
	(cost $532,872,936) 100.0%	$558,422,109

	Other Assets and Liabilities,
	Net 0.0%	17,619

	Total Net Assets 100.0%	$558,439,728

# Non-income producing security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$26,241,955
Gross unrealized depreciation	(692,782)

Net unrealized appreciation (depreciation)	$25,549,173
Cost for federal income tax purposes	$532,872,936

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

3

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares		Value	Percentage

Equity Funds (38.5%)
311,210	Thrivent Small Cap Stock Fund #	$5,825,854	3.0%
443,359	Thrivent Mid Cap Stock Fund	7,749,907	4.1
829,952	Thrivent Partner International Stock Fund	11,577,835	6.0
3,098,484	Thrivent Large Cap Growth Fund	18,374,013	9.6
691,834	Thrivent Large Cap Value Fund	11,539,786	6.0
469,504	Thrivent Large Cap Stock Fund	13,399,652	7.0
371,142	Thrivent Real Estate Securities Fund	5,396,410	2.8

	Total Equity Funds
	(cost $67,843,202)	73,863,457

Debt Funds (50.1%)
1,675,936	Thrivent High Yield Fund	$8,664,591	4.5
2,757,678	Thrivent Income Fund	23,688,453	12.4
5,066,956	Thrivent Limited Maturity Bond Fund	63,691,631	33.2

	Total Debt Funds
	(cost $95,600,908)	96,044,675

Short-Term Investments (11.4%)
21,938,198	Thrivent Money Market Fund	21,938,198	11.4

	Total Short-Term Investments
	(cost $21,938,198)	21,938,198

	Total Investments
	(cost $185,382,308) 100.0%	$191,846,330

	Other Assets and Liabilities,
	Net (0.0%)	(9,175)

	Total Net Assets 100.0%	$191,837,155

# Non-income producing security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$6,882,191
Gross unrealized depreciation	(418,169)

Net unrealized appreciation (depreciation)	$6,464,022
Cost for federal income tax purposes	$185,382,308

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

4

Technology Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Consumer Discretionary (4.3%)			700	Medco Health Solutions, Inc. #	$41,447
1,900	Best Buy Company, Inc.	$95,760	1,100	Millipore Corporation #*	75,328
1,800	Children’s Place Retail		2,400	Novartis AG ADR	138,456
	Stores, Inc. #*	97,578	11,900	NuVasive, Inc. #*	288,099
4,900	Coldwater Creek, Inc. #*	91,385	700	Quest Diagnostics, Inc.	36,736
2,000	E.W. Scripps Company *	97,660	3,500	Sanofi-Aventis ADR	154,280
539	Gemstar-TV Guide		7,500	Shire Pharmaceuticals
	International, Inc. #	2,178		Group plc ADR *	476,100
1,100	Kohl’s Corporation #	78,001	4,100	St. Jude Medical, Inc. #	175,316
2,200	McGraw-Hill Companies, Inc.	147,576	1,600	Thermo Electron Corporation #	76,560
2,200	Penn National Gaming, Inc. #*	96,404	900	UnitedHealth Group, Inc.	47,034
3,100	Royal Caribbean Cruises, Ltd.	139,283	9,300	Vertex Pharmaceuticals, Inc. #*	328,755
3,500	Scientific Games Corporation #*	108,640	600	WellPoint, Inc. #	47,028

4,899	Shuffle Master, Inc. #*	130,362		Total Health Care	3,898,229

3,200	Staples, Inc.	82,304
1,700	Starwood Hotels & Resorts		Industrials (5.3%)
	Worldwide, Inc.	106,386	5,300	American Reprographics
1,500	Target Corporation	92,040		Company #*	165,996
7,000	Viacom, Inc. #	284,690	1,800	Burlington Northern Santa
5,400	WMS Industries, Inc. #*	214,164		Fe Corporation	144,648

	Total Consumer		3,400	Emerson Electric Company	152,898
	Discretionary	1,864,411	3,600	GATX Corporation	164,160

			4,400	Interline Brands, Inc. #*	100,012
Consumer Staples (0.4%)			9,000	Labor Ready, Inc. #*	169,020
3,000	CVS Corporation	100,950	7,900	Monster Worldwide, Inc. #	390,339
1,500	Wal-Mart Stores, Inc.	71,535	2,600	Rockwell Collins, Inc. *	177,346

	Total Consumer Staples	172,485	6,900	Roper Industries, Inc. *	358,248

			3,100	URS Corporation #	133,207
Health Care (9.1%)			7,900	Waste Management, Inc.	300,042

2,000	Abbott Laboratories	106,000		Total Industrials	2,255,916

2,800	Advanced Medical Optics, Inc. #*	102,900
1,100	Aetna, Inc.	46,376	Information Technology (74.2%)
1,000	AmerisourceBergen Corporation	52,380	17,800	Accenture, Ltd.	671,950
8,700	Aspect Medical Systems, Inc. #*	144,855	15,200	ADTRAN, Inc. *	336,832
10,000	BioMarin Pharmaceutical, Inc. #*	189,400	14,400	Agilent Technologies, Inc. #	460,800
800	Caremark Rx, Inc.	49,008	68,700	Alcatel-Lucent ADR *	893,100
400	CIGNA Corporation	52,960	21,700	Apple Computer, Inc. #	1,860,341
700	Covance, Inc. #	43,155	20,700	aQuantive, Inc. #*	554,760
10,500	Cubist Pharmaceuticals, Inc. #*	193,200	18,400	Autodesk, Inc. #	804,448
3,300	Cytyc Corporation #	95,436	6,600	Automatic Data Processing, Inc.	314,952
17,100	Dexcom, Inc. #*	152,190	12,000	Avocent Corporation #*	414,480
600	Express Scripts, Inc. #	41,712	121,700	BEA Systems, Inc. #	1,500,561
5,700	Hologic, Inc. #*	316,635	100,500	Cisco Systems, Inc. #	2,672,295
6,800	ImClone Systems, Inc. #*	200,328	53,700	Corning, Inc. #	1,119,108
1,600	IMS Health, Inc. *	46,176	23,700	ECI Telecom, Ltd. #*	201,924
11,900	Keryx BioPharmaceuticals, Inc. #*	135,779	99,200	EMC Corporation #	1,387,808
800	McKesson Corporation	44,600	4,600	Google, Inc. #	2,305,980

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

5

Technology Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Information Technology — continued			38,500	Tellabs, Inc. #	$387,695
26,100	Hyperion Solutions		56,200	Texas Instruments, Inc. *	1,752,878
	Corporation #*	$1,101,942	143,100	TIBCO Software, Inc. #	1,327,968
83,000	Integrated Device		43,800	Wind River Systems, Inc. #*	434,496
	Technology, Inc. #	1,255,790	55,200	Yahoo!, Inc. #	1,562,712

88,900	Intel Corporation	1,863,344		Total Information
24,000	Intersil Corporation *	565,440		Technology	31,985,998

71,700	Juniper Networks, Inc. #	1,299,204
8,100	MEMC Electronic	Telecommunications Services (4.6%)
	Materials, Inc. #	424,440	10,500	America Movil SA de CV ADR	465,780
25,800	Network Appliance, Inc. #	970,080	15,000	AT&T, Inc.	564,450
35,700	Novell, Inc. #*	258,825	15,400	Verizon Communications, Inc.	593,208
41,000	Nuance Communications, Inc. #*	472,320	23,900	Windstream Corporation	355,632

16,000	Perot Systems Corporation #	261,440		Total Telecommunications
40,500	QUALCOMM, Inc.	1,525,230		Services	1,979,070

45,000	Red Hat, Inc. #*	1,022,850

1	Taiwan Semiconductor			Total Common Stock
	Manufacturing Company,			(cost $41,941,374)	42,156,109

	Ltd. ADR	5

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (23.1%)		Rate (+)	Date	Value

9,958,263	Thrivent Financial Securities Lending Trust		5.330%	N/A	$9,958,263

	Total Collateral Held for Securities Loaned
	(cost $9,958,263)				9,958,263

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

6

Technology Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (5.7%)	Rate (+)	Date	Value

$1,510,000	Paradigm Funding, LLC	5.260%	2/2/2007	$1,509,779
959,345	Thrivent Money Market Fund	5.040	N/A	959,345

	Total Short-Term Investments (at amortized cost)			2,469,124

	Total Investments (cost $54,368,761) 126.7%			$54,583,496

	Other Assets and Liabilities, Net (26.7%)			(11,487,849)

	Total Net Assets 100.0%			$43,095,647

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$3,413,674
Gross unrealized depreciation	(3,198,939)

Net unrealized appreciation (depreciation)	$214,735
Cost for federal income tax purposes	$54,368,761

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

7

Partner Small Cap Growth Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (93.2%)	Value	Shares	Common Stock (93.2%)	Value

Consumer Discretionary (11.1%)			Financials (8.8%)
3,680	Arbitron, Inc. *	$170,642	4,080	Argonaut Group, Inc. #	$136,843
12,550	Casual Male Retail		14,030	Cohen & Steers, Inc. *	683,962
	Group, Inc. #*	156,624	3,380	Corporate Office
12,410	Cooper Tire & Rubber			Properties Trust *	180,086
	Company *	198,436	7,740	Digital Realty Trust, Inc. *	278,176
6,130	DSW, Inc. #*	245,752	375	GFI Group, Inc.	23,992
3,520	Guess ?, Inc. #*	253,827	3,250	Greenhill & Company, Inc. *	243,522
13,350	Iconix Brand Group, Inc. #*	265,798	5,700	Hanmi Financial Corporation *	116,736
4,960	Life Time Fitness, Inc. #*	268,832	3,220	HFF, Inc. #	60,214
8,710	McCormick & Schmick’s		41,218	Highland Hospitality
	Seafood Restaurants, Inc. #	219,056		Corporation *	654,542
5,360	Phillips-Van Heusen		2,140	Home Properties, Inc. *	137,581
	Corporation	295,604	2,710	International Securities
6,110	Pinnacle Entertainment, Inc. #	210,978		Exchange Holdings, Inc. *	112,275
5,750	Priceline.com, Inc. #	245,065	6,370	Penson Worldwide, Inc. #*	170,716
32,834	Shuffle Master, Inc. #*	873,713	10,382	Signature Bank #*	343,748
15,817	Tractor Supply Company #*	796,070	21,310	Texas Capital
5,200	Under Armour, Inc. #*	264,160		Bancshares, Inc. #*	414,693
6,370	VistaPrint, Ltd. #*	274,483	3,660	United Community Banks, Inc.	119,536
7,910	WMS Industries, Inc. #*	313,711	8,600	Waddell & Reed Financial, Inc.	220,762
7,180	Zumiez, Inc. #*	236,222	6,141	Wintrust Financial

	Total Consumer			Corporation *	281,196

	Discretionary	5,288,973		Total Financials	4,178,580

Consumer Staples (0.8%)			Health Care (18.8%)
2,440	Pantry, Inc. #*	119,096	2,150	Adams Respiratory
7,580	United Natural Foods, Inc. #*	250,443		Therapeutics, Inc. #*	96,428

	Total Consumer Staples	369,539	5,610	Alexion

				Pharmaceuticals, Inc. #*	233,208
Energy (7.2%)			4,160	Alnylam
4,030	Arena Resources, Inc. #*	171,718		Pharmaceuticals, Inc. #*	88,109
2,220	Core Laboratories NV #*	182,928	43,648	American Medical Systems
6,280	Crosstex Energy, Inc. *	205,858		Holdings, Inc. #*	868,595
26,303	Dril-Quip, Inc. #*	978,472	5,690	AMN Healthcare
5,250	Goodrich Petroleum			Services, Inc. #	147,257
	Corporation #*	191,730	8,110	Array Biopharma, Inc. #*	111,594
7,605	Hydril Company #*	601,556	11,038	Cambrex Corporation	241,511
7,450	Mariner Energy, Inc. #*	149,820	10,327	HealthExtras, Inc. #*	263,958
10,041	Oil States		4,990	Hologic, Inc. #	277,194
	International, Inc. #*	289,382	2,690	ICON plc ADR #*	100,337
17,190	Superior Energy		14,088	Illumina, Inc. #	575,495
	Services, Inc. #	521,201	4,530	Immucor, Inc. #	142,876
3,210	W-H Energy Services, Inc. #*	145,670	14,227	Integra LifeSciences Holdings

	Total Energy	3,438,335		Corporation #*	612,472

			5,080	InterMune, Inc. #*	177,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

8

Partner Small Cap Growth Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (93.2%)	Value	Shares	Common Stock (93.2%)	Value

Health Care — continued			5,660	Hub Group, Inc. #*	$169,008
22,785	Inverness Medical		3,810	Huron Consulting Group, Inc. #	197,548
	Innovations, Inc. #*	$939,198	4,748	ICT Group, Inc. #*	135,413
7,077	Kensey Nash Corporation #*	224,199	6,960	IDEX Corporation	361,224
5,670	K-V Pharmaceutical Company #*	143,054	8,440	Infrasource Services, Inc. #	179,350
3,660	Kyphon, Inc. #*	171,251	4,970	Kenexa Corporation #	181,405
7,780	Medicis Pharmaceutical		7,752	Kennametal, Inc.	479,074
	Corporation *	295,095	10,680	Knoll, Inc.	234,853
19,275	Mentor Corporation *	982,836	14,408	Ladish Company, Inc. #*	586,406
2,435	Meridian Bioscience, Inc.	72,198	3,610	Regal-Beloit Corporation *	181,655
5,600	New River		16,597	Shaw Group, Inc. #*	560,315

	Pharmaceuticals, Inc. #*	313,040		Total Industrials	8,815,350

9,378	NuVasive, Inc. #*	227,041
5,840	PAREXEL International		Information Technology (23.4%)
	Corporation #*	191,260	4,500	Advent Software, Inc. #*	160,875
4,300	Progenics Pharmaceuticals, Inc. #	128,871	50,706	Aeroflex, Inc. #	606,444
4,106	PSS World Medical, Inc. #*	82,202	9,390	Altiris, Inc. #	307,335
8,680	Psychiatric Solutions, Inc. #*	337,999	13,010	Anadigics, Inc. #*	116,309
7,550	Sunrise Senior Living, Inc. #*	269,988	10,450	aQuantive, Inc. #*	280,060
2,380	Ventana Medical		10,800	Atheros Communications, Inc. #*	256,608
	Systems, Inc. #	100,198	13,795	Avocent Corporation #*	476,479
3,040	Wellcare Health Plans, Inc. #*	235,539	19,605	Coherent, Inc. #*	602,854
6,980	West Pharmaceutical		13,830	Comtech Group, Inc. #*	227,642
	Services, Inc. *	338,739	6,340	Cymer, Inc. #	267,738

	Total Health Care	8,989,542	5,780	Digital Insight Corporation #	224,784

			5,600	Digital River, Inc. #*	286,608
Industrials (18.5%)			3,040	Equinix, Inc. #*	255,573
21,062	A.S.V., Inc. #*	357,001	9,120	Foundry Networks, Inc. #*	131,966
20,917	AAR Corporation #*	623,117	6,440	Heartland Payment
4,550	Acuity Brands, Inc. *	263,946		Systems, Inc. *	171,690
6,660	Administaff, Inc.	272,660	11,536	Hyperion Solutions
16,870	AirTran Holdings, Inc. #*	186,751		Corporation #	487,050
2,990	American Commercial		34,786	Informatica Corporation #*	436,912
	Lines, Inc. #*	210,616	23,704	Intermec, Inc. #*	569,607
7,480	Barnes Group, Inc. *	160,222	7,900	Internap Network Services
13,850	Cenveo, Inc. #	323,813		Corporation #*	144,096
10,940	CoStar Group, Inc. #*	519,322	4,540	IPG Photonics Corporation #*	119,901
11,862	CRA International, Inc. #*	639,599	5,770	MICROS Systems, Inc. #*	324,851
3,010	Energy Conversion		4,950	Net 1 UEPS Technology, Inc. #*	134,145
	Devices, Inc. #*	103,694	7,340	Nice Systems, Ltd. ADR #*	232,384
15,002	Forward Air Corporation	470,763	11,860	Opsware, Inc. #*	94,880
22,590	Gardner Denver, Inc. #*	870,844	10,325	Par Technology Corporation #*	98,088
4,800	General Cable Corporation #*	207,024	9,580	Polycom, Inc. #*	322,080
2,760	Genlyte Group, Inc. #	209,125	3,260	Quality Systems, Inc. *	138,322
4,390	Horizon Lines, Inc.	130,602	5,240	Riverbed Technology, Inc. #*	160,344

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

9

Partner Small Cap Growth Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (93.2%)	Value	Shares	Common Stock (93.2%)	Value

Information Technology — continued			Telecommunications Services (2.5%)
8,669	Rogers Corporation #*	$448,014	7,920	Cogent Communications
24,810	Sonus Networks, Inc. #*	179,624		Group, Inc. #*	$166,320
8,140	Tessera Technologies, Inc. #*	311,274	17,118	NeuStar, Inc. #*	528,775
2,430	The9, Ltd. ADR #	89,546	3,990	SBA Communications
6,940	THQ, Inc. #*	210,282		Corporation #*	118,543
4,300	Transaction Systems		15,410	Time Warner Telecom, Inc. #*	358,745

	Architects, Inc. #	155,445		Total Telecommunications
10,274	Trimble Navigation, Ltd. #	581,303		Services	1,172,383

36,166	ValueClick, Inc. #*	922,956

8,415	Varian Semiconductor			Total Common Stock
	Equipment Associates, Inc. #*	346,277		(cost $38,867,553)	44,432,661

3,015	ViaSat, Inc. #	99,405
5,180	WebEx Communications, Inc. #*	192,074

	Total Information
	Technology	11,171,825

Materials (2.1%)
8,660	H.B. Fuller Company	224,034
7,670	Hercules, Inc. #	150,409
6,490	Pan American Silver
	Corporation #*	184,186
1,750	RTI International
	Metals, Inc. #*	143,062
3,970	Silgan Holdings, Inc.	185,915
8,470	Terra Industries, Inc. #	120,528

	Total Materials	1,008,134

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

10

Partner Small Cap Growth Fund
Schedule of Investments as of January 31, 2007 (unaudited)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (23.6%)	Rate (+)	Date	Value

11,246,531	Thrivent Financial Securities Lending Trust	5.330%	N/A	$11,246,531

	Total Collateral Held for Securities Loaned
	(cost $11,246,531)			11,246,531

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (5.5%)	Rate (+)	Date	Value

$1,360,000	Federal Home Loan Bank	5.001%	2/1/2007	$1,360,000
1,275,253	Thrivent Money Market Fund	5.040	N/A	1,275,253

	Total Short-Term Investments (at amortized cost)			2,635,253

	Total Investments (cost $52,749,337) 122.3%			$58,314,445

	Other Assets and Liabilities, Net (22.3%)			(10,615,712)

	Total Net Assets 100.0%			$47,698,733

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$6,294,805
Gross unrealized depreciation	(729,697)

Net unrealized appreciation (depreciation)	$5,565,108
Cost for federal income tax purposes	$52,749,337

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

11

Partner Small Cap Value Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (95.4%)	Value	Shares	Common Stock (95.4%)	Value

Consumer Discretionary (12.5%)			35,200	Todco #	$1,218,976
59,500	Aaron Rents, Inc. *	$1,756,440	25,500	W-H Energy Services, Inc. #	1,157,190
32,400	Building Materials Holding		43,200	Whiting Petroleum
	Corporation *	772,092		Corporation #*	1,968,624

26,000	Cavco Industries, Inc. #	841,620		Total Energy	10,001,113

500	Courier Corporation	19,880
29,000	CSS Industries, Inc. *	1,046,030	Financials (20.4%)
40,000	Cutter & Buck, Inc.	518,800	17,000	Allied Capital Corporation *	490,620
52,000	Dixie Group, Inc. #*	634,400	36,500	Ares Capital Corporation	724,160
10,000	Drew Industries, Inc. #	276,900	24,500	Boston Private Financial
36,700	Fred’s, Inc. *	493,615		Holdings, Inc. *	708,540
47,100	Fuel Systems Solutions, Inc. #*	1,045,620	41,500	Bristol West Holdings, Inc. *	687,655
44,000	Hancock Fabrics, Inc. #*	176,000	34,200	East West Bancorp, Inc. *	1,313,280
71,100	Haverty Furniture		7,000	Employers Holdings, Inc. #	139,790
	Companies, Inc. *	1,088,541	56,401	First Financial Fund, Inc. *	834,729
53,000	Journal Register Company *	370,470	43,000	First Republic Bank *	2,309,961
19,000	M/I Homes, Inc. *	685,520	6,000	iShares Russell 2000 Value Fund *	487,200
25,500	Matthews International		50,500	Hercules Technology Growth
	Corporation *	1,034,025		Capital, Inc. *	716,595
16,400	Orient Express Hotels, Ltd. *	781,460	12,900	Home Bancshares, Inc. *	322,371
34,200	RARE Hospitality		8,000	Kilroy Realty Corporation *	694,720
	International, Inc. #*	1,078,668	36,000	Kite Realty Group Trust *	702,000
24,800	Ruby Tuesday, Inc. *	709,528	56,000	Kohlberg Capital Corporation #	1,001,280
45,300	Saga Communications, Inc. #*	419,025	32,900	LaSalle Hotel Properties *	1,566,369
43,800	Shiloh Industries, Inc.	605,316	2,300	Markel Corporation #	1,115,730
33,900	Stanley Furniture Company, Inc. *	726,138	37,500	Max Re Capital, Ltd. *	900,000
31,600	Steak n Shake Company #*	557,424	26,000	Midland Company *	1,195,480
83,500	Stein Mart, Inc. *	1,128,085	33,000	National Health Realty, Inc.	788,700
30,500	Winnebago Industries, Inc. *	1,022,970	46,500	Net Bank, Inc. *	175,305

	Total Consumer		32,400	Ohio Casualty Corporation *	957,096
	Discretionary	17,788,567	27,200	Parkway Properties, Inc. *	1,491,920

			10,800	Piper Jaffray Companies #*	744,552
Consumer Staples (2.0%)			29,500	Potlatch Corporation *	1,392,695
109,000	Alliance One International, Inc. #*	836,030	43,600	ProAssurance Corporation #*	2,214,444
25,000	Casey’s General Stores, Inc. *	638,000	32,500	Sandy Spring Bancorp, Inc.	1,170,325
34,500	Nash Finch Company *	996,360	31,500	Seabright Insurance Holdings #	567,315
13,000	Wild Oats Markets, Inc. #*	188,890	22,500	Strategic Hotel Capital, Inc. *	484,200
18,600	Winn-Dixie Stores, Inc. #	253,146	26,200	SVB Financial Group #*	1,222,230

	Total Consumer Staples	2,912,426	25,700	Washington Real Estate

				Investment Trust *	1,098,675
Energy (7.0%)			16,800	Wintrust Financial
18,800	Atwood Oceanics, Inc. #*	909,356		Corporation *	769,272

43,800	Forest Oil Corporation #*	1,398,096		Total Financials	28,987,209

16,500	Geomet, Inc. #	140,250
13,300	Lone Star Technologies, Inc. #	643,055	Health Care (6.3%)
74,600	Mariner Energy, Inc. #*	1,500,206	8,500	Analogic Corporation *	499,120
46,000	TETRA Technologies, Inc. #*	1,065,360	17,600	Arrow International, Inc. *	592,416

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

12

Partner Small Cap Value Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (95.4%)	Value	Shares	Common Stock (95.4%)	Value

Health Care — continued			Information Technology (8.9%)
49,400	Capital Senior Living		41,300	Advanced Energy Industries, Inc. #	$715,729
	Corporation #*	$525,616	21,100	ATMI, Inc. #*	705,584
42,500	Diversa Corporation #*	433,925	100,000	Brooks Automation, Inc. #*	1,392,000
31,000	Exelixis, Inc. #*	303,800	55,000	Catapult Communications
44,000	Myriad Genetics, Inc. #*	1,572,560		Corporation #*	501,050
17,500	National Healthcare Corporation *	960,750	77,000	Entegris, Inc. #*	826,210
54,000	Owens & Minor, Inc. *	1,806,300	80,100	GSI Group, Inc. #	672,039
29,300	Pharmion Corporation #*	933,205	137,700	Lattice Semiconductor
27,400	West Pharmaceutical			Corporation #*	806,922
	Services, Inc. *	1,329,722	9,000	Littelfuse, Inc. #	282,510

	Total Health Care	8,957,414	144,000	LookSmart, Ltd. #	692,640

			47,000	Methode Electronics, Inc. *	517,470
Industrials (21.3%)			101,500	MPS Group, Inc. #*	1,520,470
47,000	Accuride Corporation #*	527,340	46,800	Progress Software Corporation #	1,329,588
15,700	Ameron International		22,500	S1 Corporation #	129,375
	Corporation *	1,266,519	213,500	Safeguard Scientifics, Inc. #*	563,640
39,700	Belden CDT, Inc. *	1,717,025	37,300	SPSS, Inc. #*	1,157,046
50,700	Builders Firstsource, Inc. #*	919,698	36,600	StarTek, Inc. *	375,516
44,000	C&D Technologies, Inc. *	237,600	4,300	Xyratex, Ltd. #	90,214
31,200	Circor International, Inc. *	1,126,008	173,000	Zarlink Semiconductor, Inc. #*	365,030

35,500	Dollar Thrifty Automotive			Total Information
	Group, Inc. #*	1,673,115		Technology	12,643,033

17,500	EDO Corporation *	406,350
52,000	Electro Rent Corporation #*	814,840	Materials (11.0%)
24,500	Franklin Electric		32,000	Airgas, Inc.	1,331,840
	Company, Inc. *	1,234,310	25,000	AptarGroup, Inc. *	1,525,250
43,000	FTI Consulting, Inc. #*	1,178,630	38,200	Arch Chemicals, Inc.	1,288,486
28,900	G & K Services, Inc. *	1,077,681	14,800	Carpenter Technology
54,000	Genesee & Wyoming, Inc. #*	1,522,260		Corporation *	1,733,080
18,000	Genlyte Group, Inc. #	1,363,860	15,500	Chesapeake Corporation *	272,180
65,000	Hub Group, Inc. #*	1,940,900	9,000	Deltic Timber Corporation *	481,680
26,200	IDEX Corporation	1,359,780	30,200	Florida Rock Industries, Inc. *	1,493,390
50,000	Insituform Technologies, Inc. #*	1,395,500	51,850	Gibraltar Industries, Inc. *	1,271,880
51,000	Kirby Corporation #*	1,811,010	27,400	Innospec, Inc. *	1,465,900
17,400	LSI Industries, Inc. *	332,166	41,000	Metal Management, Inc.	1,682,640
23,100	Macquarie Infrastructure		12,000	Minerals Technologies, Inc. *	696,840
	Company Trust *	847,077	54,000	Myers Industries, Inc. *	929,880
50,200	McGrath Rentcorp *	1,537,626	61,700	Stillwater Mining Company #*	799,632
32,100	Nordson Corporation	1,660,212	47,000	Wausau-Mosinee Paper
50,000	Synagro Technologies, Inc. *	287,500		Corporation	669,280

86,200	Vitran Corporation, Inc. #	1,517,982		Total Materials	15,641,958

24,000	Waste Connections, Inc. #*	1,045,680
37,900	Woodward Governor Company	1,585,736

	Total Industrials	30,386,405

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

13

Partner Small Cap Value Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (95.4%)	Value	Shares	Common Stock (95.4%)	Value

Telecommunications Services (0.7%)			41,000	El Paso Electric Company #*	$996,300
99,600	Premiere Global Services, Inc. #*	$942,216	42,000	Southwest Gas Corporation *	1,648,500

	Total Telecommunications		32,700	UniSource Energy Corporation *	1,226,904
	Services	942,216	34,800	Vectren Corporation	978,576

				Total Utilities	7,589,178

Utilities (5.3%)

34,200	Black Hills Corporation *	1,267,794		Total Common Stock
57,600	Cleco Corporation *	1,471,104		(cost $107,368,644)	135,849,519

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (24.7%)		Rate (+)	Date	Value

35,084,899	Thrivent Financial Securities Lending Trust		5.330%	N/A	$35,084,899

		Total Collateral Held for Securities Loaned
		(cost $35,084,899)			35,084,899

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (5.5%)		Rate (+)	Date	Value

$1,015,000	Park Avenue Receivables Corporation		5.270%	2/2/2007	$1,014,851
6,812,173	Thrivent Money Market Fund		5.040	N/A	6,812,173

		Total Short-Term Investments (at amortized cost)			7,827,024

		Total Investments (cost $150,280,567) 125.6%			$178,761,442

		Other Assets and Liabilities, Net (25.6%)			(36,483,735)

		Total Net Assets 100.0%			$142,277,707

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$33,020,382
Gross unrealized depreciation	(4,539,507)

Net unrealized appreciation (depreciation)	$28,480,875
Cost for federal income tax purposes	$150,280,567

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

14

Small Cap Stock Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (92.5%)	Value	Shares	Common Stock (92.5%)	Value

Consumer Discretionary (13.1%)			67,100	Performance Food Group
33,700	Autoliv, Inc. ‡	$2,033,458		Company #*	$1,990,186
27,200	Children’s Place Retail		91,200	Reddy Ice Holdings, Inc. *	2,365,728

	Stores, Inc. #*	1,474,512		Total Consumer Staples	13,055,531

63,100	Coldwater Creek, Inc. #*	1,176,815
35,600	Desarrolladora Homex ADR #*	2,116,776	Energy (5.0%)
67,100	Domino’s Pizza, Inc.	1,917,047	43,900	Arena Resources, Inc. #*	1,870,579
61,200	DreamWorks Animation		26,600	Comstock Resources, Inc. #	849,870
	SKG, Inc. #*	1,724,616	63,500	Denbury Resources, Inc. #*	1,758,950
62,000	DSW, Inc. #*	2,485,580	22,000	Energy Transfer Partners, LP *	1,161,380
51,900	GameStop Corporation #*	2,773,017	68,900	Frontier Oil Corporation	1,957,449
76,800	Genesco, Inc. #*	3,025,152	123,300	Global Industries, Ltd. #	1,660,851
131,200	Gentex Corporation *	2,294,688	28,600	Lufkin Industries, Inc. *	1,711,710
102,581	Golf Galaxy, Inc. #	1,924,420	55,000	Oil States International, Inc. #	1,585,100
159,800	Imax Corporation #*	621,622	29,100	Penn Virginia Corporation	2,132,448
64,100	Jackson Hewitt Tax		126,162	Petrohawk Energy
	Service, Inc. *	2,344,137		Corporation #*	1,455,909
73,350	Joseph A. Bank Clothiers, Inc. #*	2,270,916	44,200	Petroleum Development
34,300	Laureate Education, Inc. #*	2,069,662		Corporation #*	2,264,366
53,400	Life Time Fitness, Inc. #*	2,894,280	80,228	Range Resources Corporation *	2,462,197
48,000	Meredith Corporation	2,830,080	37,000	Southwestern Energy Company #	1,423,020
56,100	Modine Manufacturing Company	1,467,576	72,900	Superior Energy Services, Inc. #	2,210,328
92,700	New York & Company, Inc. #*	1,354,347	34,900	Teekay Shipping Corporation *	1,752,329
39,500	Oxford Industries, Inc.	1,887,705	34,900	Todco #	1,208,587
65,725	Pool Corporation *	2,405,535	19,100	Whiting Petroleum
125,700	Quiksilver, Inc. #*	1,786,197		Corporation #*	870,387

60,200	R.H. Donnelley Corporation #*	4,008,116		Total Energy	28,335,460

61,500	RARE Hospitality
	International, Inc. #	1,939,710	Financials (17.6%)
83,900	Scientific Games Corporation #*	2,604,256	34,800	Acadia Realty Trust *‡	894,012
83,350	Shuffle Master, Inc. #*	2,217,944	52,350	Affiliated Managers Group, Inc. #* 5,831,791
104,400	Sonic Corporation #*	2,318,724	31,600	Alabama National
61,300	Steiner Leisure, Ltd. #	2,866,388		BanCorporation ‡	2,222,112
58,400	Talbots, Inc. *	1,378,240	24,900	Alexandria Real Estate
189,500	Texas Roadhouse, Inc. #*	2,565,830		Equities, Inc. *‡	2,698,164
43,900	Tractor Supply Company #*	2,209,487	69,600	Argonaut Group, Inc. #‡	2,334,384
68,100	WMS Industries, Inc. #*	2,700,846	44,400	Ashford Hospitality Trust	546,564
136,500	Wolverine World Wide, Inc.	4,200,105	113,900	Assured Guaranty, Ltd. *	2,988,736

	Total Consumer		105,100	BioMed Realty Trust, Inc.	3,135,133
	Discretionary	73,887,784	36,311	BOK Financial Corporation *	1,930,656

			98,500	Center Financial Corporation *	2,315,735
Consumer Staples (2.3%)			19,200	Cullen/Frost Bankers, Inc. *	1,027,776
143,600	Casey’s General Stores, Inc.	3,664,672	40,400	Delphi Financial Group, Inc. *	1,593,376
35,500	Central Garden & Pet		37,700	Digital Realty Trust, Inc.	1,354,938
	Company #*	1,590,045	76,400	Dollar Financial Corporation #*	2,447,092
42,400	Dean Foods Company #*	1,876,200	41,100	EastGroup Properties, Inc. *	2,249,814
83,000	Elizabeth Arden, Inc. #*	1,568,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

15

Small Cap Stock Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (92.5%)	Value	Shares	Common Stock (92.5%)	Value

Financials — continued			28,100	Digene Corporation #*	$1,445,745
49,500	Endurance Specialty		105,200	Diversa Corporation #*	1,074,092
	Holdings, Ltd. *	$1,683,000	39,600	DJO, Inc. #*	1,639,440
108,100	FelCor Lodging Trust, Inc. *	2,385,767	11,000	Endo Pharmaceutical
73,600	First State Bancorporation *	1,701,632		Holdings, Inc. #	337,920
60,800	Glimcher Realty Trust *	1,718,208	34,700	Genesis Healthcare Corporation #	2,124,334
49,500	Greenhill & Company, Inc. *	3,709,035	32,200	Hologic, Inc. #*	1,788,710
114,850	HCC Insurance Holdings, Inc. *	3,583,320	37,200	Integra LifeSciences Holdings
38,700	Home Properties, Inc. *	2,488,023		Corporation #*	1,601,460
55,200	iShares Russell Microcap		42,500	inVentiv Health, Inc. #*	1,491,325
	Index Fund *	3,266,736	49,000	Inverness Medical
56,784	Mercantile Bank Corporation	1,984,033		Innovations, Inc. #*	2,019,780
43,600	Mid-America Apartment		50,800	iShares Nasdaq Biotechnology
	Communities, Inc.	2,621,232		Index Fund #	4,058,412
82,500	Nationwide Health Properties, Inc.	2,748,900	44,300	Kyphon, Inc. #*	2,072,797
147,410	Nexity Financial Corporation #	1,761,550	40,800	LHC Group, Inc. #*	1,062,024
94,100	Philadelphia Consolidated		42,600	LifePoint Hospitals, Inc. #	1,447,548
	Holding Corporation #	4,240,146	36,000	Mentor Corporation *	1,835,640
29,100	Piper Jaffray Companies #*	2,006,154	55,200	Nighthawk Radiology
95,900	Platinum Underwriters			Holdings, Inc. #*	1,391,592
	Holdings, Ltd.	2,862,615	73,700	NuVasive, Inc. #*	1,784,277
41,200	Portfolio Recovery		59,200	Omnicell, Inc. #*	1,226,624
	Associates, Inc. #*	1,790,964	24,800	Orthofix International NV #	1,249,424
146,900	PowerShares Zacks Micro		16,500	Owens & Minor, Inc.	551,925
	Cap Portfolio	2,679,456	29,400	Palomar Medical
67,800	ProAssurance Corporation #*	3,443,562		Technologies, Inc. #*	1,462,944
4,900	Selective Insurance Group, Inc. *	252,105	54,000	Pediatrix Medical Group, Inc. #*	2,837,160
72,300	Senior Housing Property Trust *	1,878,354	46,000	Pharmaceutical Product
18,400	SL Green Realty Corporation	2,697,072		Development, Inc.	1,587,000
47,800	Sovran Self Storage, Inc.	2,868,000	83,500	PSS World Medical, Inc. #	1,671,670
111,600	Sterling Bancshares, Inc. *	1,344,780	67,600	Psychiatric Solutions, Inc. #*	2,632,344
54,900	Tower Group, Inc. *	1,844,640	31,600	ResMed, Inc. #*	1,661,528
69,600	United Community Banks, Inc. *	2,273,136	21,600	Respironics, Inc. #*	920,160
65,500	U-Store-It Trust *	1,439,035	46,800	STERIS Corporation *	1,209,312
86,877	Washington Federal, Inc.	2,014,678	41,700	Syneron Medical, Ltd. #*	1,025,820
12,800	Washington Real Estate		28,500	Triad Hospitals, Inc. #*	1,211,250
	Investment Trust	547,200	63,700	Trizetto Group, Inc. #*	1,321,138
29,000	Westamerica Bancorporation *	1,445,650	16,800	Universal Health Services, Inc.	973,224

	Total Financials	98,849,266	45,000	Varian, Inc. #	2,407,950

			70,200	VCA Antech, Inc. #	2,360,124
Health Care (11.6%)			13,500	Ventana Medical Systems, Inc. #*	568,350
71,400	BioMarin Pharmaceutical, Inc. #*	1,352,316	7,500	Vertex Pharmaceuticals, Inc. #*	265,125
11,300	Bio-Rad Laboratories, Inc. #	972,252	87,000	ViroPharma, Inc. #*	1,481,610
9,200	Cubist Pharmaceuticals, Inc. #*	169,280	26,850	Wellcare Health Plans, Inc. #*	2,080,338
50,100	Cytyc Corporation #	1,448,892	28,100	West Pharmaceutical
25,900	Dade Behring Holdings, Inc.	1,089,872		Services, Inc. *	1,363,693

136,400	Dexcom, Inc. #*	1,213,960		Total Health Care	65,490,381

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

16

Small Cap Stock Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (92.5%)	Value	Shares	Common Stock (92.5%)	Value

Industrials (17.2%)			152,600	BEA Systems, Inc. #*	$1,881,558
91,800	AirTran Holdings, Inc. #*	$1,016,226	70,200	Benchmark Electronics, Inc. #*	1,590,030
29,900	American Commercial		309,500	Brocade Communications #*	2,655,510
	Lines, Inc. #*	2,106,156	43,100	Business Objects SA ADR #*	1,622,284
92,200	Baldor Electric Company *	3,256,504	33,000	CACI International, Inc. #*	1,551,990
111,800	Beacon Roofing Supply, Inc. #*	2,329,912	184,500	CNET Networks, Inc. #*	1,688,175
86,300	CLARCOR, Inc. *	2,991,158	37,713	Cymer, Inc. #*	1,592,620
36,600	Consolidated Graphics, Inc. #*	2,269,200	62,500	Cypress Semiconductor
77,600	DRS Technologies, Inc. *	4,299,040		Corporation #*	1,153,125
56,300	ElkCorp *	2,441,168	33,250	Diodes, Inc. #*	1,219,278
2,000	Flowserve Corporation #	106,140	207,800	ECI Telecom, Ltd. #*	1,770,456
38,400	Gardner Denver, Inc. #	1,480,320	140,100	Entrust, Inc. #	539,385
57,800	GATX Corporation *	2,635,680	57,573	Euronet Worldwide, Inc. #*	1,661,557
142,306	Genesee & Wyoming, Inc. #*	4,011,606	80,600	Fairchild Semiconductor
44,600	Genlyte Group, Inc. #	3,379,342		International, Inc. #*	1,435,486
80,300	Hub Group, Inc. #	2,397,758	71,944	FLIR Systems, Inc. #*	2,223,789
64,400	Huron Consulting Group, Inc. #*	3,339,140	60,500	Global Payments, Inc.	2,284,480
84,650	IDEX Corporation *	4,393,335	76,300	Hyperion Solutions
57,700	Innerworkings, Inc. #*	741,445		Corporation #*	3,221,386
169,100	Interface, Inc. #*	2,573,702	123,200	Informatica Corporation #*	1,547,392
132,700	Interline Brands, Inc. #*	3,016,271	119,200	Insight Enterprises, Inc. #	2,423,336
28,100	Jacobs Engineering Group, Inc. #	2,544,455	90,700	Integrated Device
91,800	JB Hunt Transport			Technology, Inc. #*	1,372,291
	Services, Inc. *	2,306,934	1,450	Isilon Systems, Inc. #	33,480
121,100	JetBlue Airways Corporation #*	1,656,648	179,500	Ixia #*	1,696,275
67,000	Kforce, Inc. #*	955,420	121,900	J2 Global
72,500	Kirby Corporation #	2,574,475		Communication, Inc. #*	3,227,912
118,400	Labor Ready, Inc. #*	2,223,552	55,250	Kronos, Inc. #	2,099,500
49,800	Landstar System, Inc. *	2,106,042	160,900	Micrel, Inc. #*	1,626,699
57,700	Manitowoc Company, Inc.	2,992,322	38,064	MoneyGram International, Inc.	1,141,539
91,300	McGrath Rentcorp *	2,796,519	208,200	MPS Group, Inc. #*	3,118,836
64,600	Pacer International, Inc.	2,012,936	97,400	Nanometrics, Inc. #*	786,992
75,500	Pall Corporation	2,624,380	116,600	Packeteer, Inc. #*	1,562,440
67,500	Roper Industries, Inc. *	3,504,600	127,040	Parametric Technology
84,600	SkyWest, Inc. *	2,296,044		Corporation #*	2,517,933
101,950	Standard Parking Corporation #*	3,882,256	125,900	Photronics, Inc. #*	2,097,494
90,300	Ultrapetrol Bahamas, Ltd. #	1,370,754	41,900	Polycom, Inc. #*	1,408,678
107,600	URS Corporation #	4,623,572	225,200	Powerwave Technologies, Inc. #*	1,315,168
102,250	Waste Connections, Inc. #*	4,455,032	81,600	Progress Software Corporation #	2,318,256
67,000	Watson Wyatt Worldwide, Inc.	2,967,430	85,900	QLogic Corporation #	1,571,970

	Total Industrials	96,677,474	189,900	Sapient Corporation #*	1,192,572

			68,200	ScanSource, Inc. #*	2,000,988
Information Technology (16.3%)			111,200	Silicon Image, Inc. #*	1,344,408
49,600	ADTRAN, Inc. *‡	1,099,136	130,200	STATS ChipPAC, Ltd. ADR #*	1,088,472
87,958	Avnet, Inc. #*‡	2,731,096	47,600	Sybase, Inc. #*	1,232,364
83,800	Avocent Corporation #*	2,894,452	228,100	TIBCO Software, Inc. #*	2,116,768
96,600	Axcelis Technologies, Inc. #*‡	622,104	76,300	Trimble Navigation, Ltd. #	4,317,054

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

17

Small Cap Stock Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (92.5%)	Value	Shares	Common Stock (92.5%)	Value

Information Technology — continued			74,500	Silgan Holdings, Inc. *	$3,488,835
62,350	Varian Semiconductor		85,200	Steel Dynamics, Inc. *	3,340,692

	Equipment Associates, Inc. #*	$2,565,702		Total Materials	34,714,361

79,200	ViaSat, Inc. #	2,611,224
354,100	Vitria Technology, Inc. #*	970,234	Telecommunications Services (0.9%)
128,700	webMethods, Inc. #*	969,111	72,800	Eschelon Telecom, Inc. #*	1,656,928
179,000	Wind River Systems, Inc. #	1,775,680	153,450	Iowa Telecommunications
69,500	Zebra Technologies			Services, Inc. *	3,084,345

	Corporation #*	2,409,565		Total Telecommunications

	Total Information			Services	4,741,273

	Technology	91,898,230

			Utilities (2.3%)
Materials (6.2%)			47,600	AGL Resources, Inc. ‡	1,870,680
76,800	Airgas, Inc. ‡	3,196,416	79,661	Aqua America, Inc. *	1,769,271
48,900	Albemarle Corporation ‡	3,813,222	83,900	Piedmont Natural Gas
88,106	Bemis Company, Inc.	2,987,674		Company, Inc. *	2,165,459
29,657	Century Aluminum Company #*	1,351,766	75,200	PNM Resources, Inc. *	2,292,096
82,500	Commercial Metals Company *	2,236,575	88,100	Vectren Corporation	2,477,372
38,100	Eagle Materials, Inc. *	1,881,759	91,600	Westar Energy, Inc. *	2,432,896

41,400	FMC Corporation	3,222,990		Total Utilities	13,007,774

42,900	Lubrizol Corporation	2,210,208

46,700	Pactiv Corporation #*	1,514,948		Total Common Stock
136,200	RPM International, Inc. *	3,163,926		(cost $409,035,377)	520,657,534

28,200	RTI International Metals, Inc. #*	2,305,350

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (25.1%)		Rate (+)	Date	Value

141,188,176	Thrivent Financial Securities Lending Trust		5.330%	N/A	$141,188,176

	Total Collateral Held for Securities Loaned
	(cost $141,188,176)				141,188,176

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

18

Small Cap Stock Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares or
Principal				Interest	Maturity
Amount	Short-Term Investments (7.0%)			Rate (+)	Date	Value

$2,000,000	Barton Capital Corporation			5.270%	2/2/2007	$1,999,707
2,085,000	Falcon Asset Securitization Corporation			5.270	2/13/2007	2,081,337
1,000,000	Federal National Mortgage Association			5.160	2/7/2007	999,141
7,300,000	Paradigm Funding, LLC			5.280	2/1/2007	7,300,000
3,250,000	Regency Markets No. 1, LLC			5.270	2/23/2007	3,239,533
20,970,193	Thrivent Money Market Fund			5.040	N/A	20,970,193
2,995,000	UBS Finance Corporation			5.255	2/12/2007	2,990,191

		Total Short-Term Investments (at amortized cost)				39,580,102

		Total Investments (cost $589,803,655) 124.6%				$701,425,812

		Other Assets and Liabilities, Net (24.6%)				(138,279,250)

		Total Net Assets 100.0%				$563,146,562

		Number of		Notional
		Contracts	Expiration	Principal		Unrealized
Futures		Long/(Short)	Date	Amount	Value	Gain/(Loss)

Russell 2000 Index Futures		44	March 2007	$17,404,526	$17,696,800	$292,274

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At January 31, 2007, $999,141 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $21,373,227 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$117,511,789
Gross unrealized depreciation	(5,889,632)

Net unrealized appreciation (depreciation)	$111,622,157
Cost for federal income tax purposes	$589,803,655

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

19

Small Cap Index Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (97.5%)	Value	Shares	Common Stock (97.5%)	Value

Consumer Discretionary (15.4%)			2,800	Jack in the Box, Inc. #	$173,012
1,000	4Kids Entertainment, Inc. #*	$19,570	2,200	JAKKS Pacific, Inc. #*	44,594
3,875	Aaron Rents, Inc.	114,390	2,010	Jo-Ann Stores, Inc. #*	50,813
2,550	ADVO, Inc. ‡	83,589	1,450	Joseph A. Bank Clothiers, Inc. #*	44,892
2,300	Arbitron, Inc. *	106,651	4,000	K2, Inc. #*	48,320
1,100	Arctic Cat, Inc. *	20,295	2,000	Kellwood Company *	65,600
1,300	Ashworth, Inc. #	9,893	1,400	Keystone Automotive
1,400	Audiovox Corporation #	21,588		Industries, Inc. #*	50,190
1,000	Bassett Furniture Industries, Inc.	15,840	2,200	K-Swiss, Inc.	69,564
1,200	Blue Nile, Inc. #*	44,412	1,300	Landry’s Restaurants, Inc. *	38,935
2,100	Bright Horizons Family		4,200	La-Z-Boy, Inc. *	54,096
	Solutions, Inc. #	82,257	1,100	Lenox Group, Inc. #*	4,136
2,300	Brown Shoe Company, Inc.	125,005	1,200	Libbey, Inc. *	14,280
2,400	Building Materials Holding		5,200	Live Nation, Inc. #*	128,336
	Corporation *	57,192	3,700	LKQ Corporation #*	79,254
1,600	California Pizza Kitchen, Inc. #*	57,040	900	M/I Homes, Inc. *	32,472
2,450	Cato Corporation	55,296	1,700	Marcus Corporation	40,647
2,650	CEC Entertainment, Inc. #	112,068	1,500	MarineMax, Inc. #*	36,240
6,200	Champion Enterprises, Inc. #*	50,902	4,300	Men’s Wearhouse, Inc. *	184,642
1,900	Children’s Place Retail		1,800	Meritage Homes Corporation #*	80,010
	Stores, Inc. #	102,999	900	Midas, Inc. #	20,367
3,100	Christopher & Banks		2,200	Monaco Coach Corporation *	33,176
	Corporation *	55,118	1,500	Movado Group, Inc. *	43,050
5,600	CKE Restaurants, Inc.	110,712	2,300	Multimedia Games, Inc. #*	23,851
1,200	Coachmen Industries, Inc. *	12,960	400	National Presto Industries, Inc.	25,120
2,200	Coinstar, Inc. #*	66,528	2,500	Nautilus Group, Inc. *	40,775
1,700	Cost Plus, Inc. #*	17,510	220	NVR, Inc. #*	152,354
400	CPI Corporation	21,596	1,900	O’Charley’s, Inc. #	40,356
2,700	Crocs, Inc. #*	135,918	1,200	Oxford Industries, Inc.	57,348
900	Deckers Outdoor Corporation #*	52,479	2,100	P.F. Chang’s China Bistro, Inc. #*	83,181
3,700	Dress Barn, Inc. #*	83,139	2,600	Panera Bread Company #*	153,296
1,500	Drew Industries, Inc. #*	41,535	2,000	Papa John’s International, Inc. #*	55,240
2,500	Ethan Allen Interiors, Inc. *	94,175	4,300	Pep Boys — Manny, Moe & Jack *	65,833
3,300	Finish Line, Inc. *	42,141	2,000	PetMed Express, Inc. #*	23,640
5,200	Fleetwood Enterprises, Inc. #*	47,892	4,400	Phillips-Van Heusen Corporation	242,660
3,600	Fossil, Inc. #*	81,036	4,700	Pinnacle Entertainment, Inc. #*	162,291
3,300	Fred’s, Inc. *	44,385	3,200	Polaris Industries, Inc. *	149,632
1,800	Genesco, Inc. #*	70,902	4,175	Pool Corporation *	152,805
2,000	Group 1 Automotive, Inc. *	106,000	800	Pre-Paid Legal Services, Inc. #*	31,104
2,300	Guitar Center, Inc. #*	105,225	9,700	Quiksilver, Inc. #*	137,837
2,500	Gymboree Corporation #*	108,225	6,300	Radio One, Inc. #	46,305
1,700	Hancock Fabrics, Inc. #*	6,800	2,800	RARE Hospitality
1,800	Haverty Furniture			International, Inc. #*	88,312
	Companies, Inc. *	27,558	1,600	RC2 Corporation #*	63,216
2,650	Hibbett Sporting Goods, Inc. #	85,092	1,300	Red Robin Gourmet
3,575	Hot Topic, Inc. #*	37,216		Burgers, Inc. #*	46,475
1,300	IHOP Corporation	69,160	1,000	Russ Berrie and Company, Inc. #	14,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

20

Small Cap Index Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (97.5%)	Value	Shares	Common Stock (97.5%)	Value

Consumer Discretionary — continued			4,600	NBTY, Inc. #	$238,510
4,250	Select Comfort Corporation #*	$78,370	1,100	Peet’s Coffee & Tea, Inc. #*	28,435
2,875	Shuffle Master, Inc. #*	76,504	2,800	Performance Food Group
2,000	Skechers USA, Inc. #	70,880		Company #*	83,048
500	Skyline Corporation *	18,895	4,400	Playtex Products, Inc. #*	61,952
2,400	Sonic Automotive, Inc. *	75,240	2,200	Ralcorp Holdings, Inc. #	121,748
5,575	Sonic Corporation #	123,821	1,300	Sanderson Farms, Inc. *	41,106
2,400	Stage Stores, Inc.	77,016	3,100	Spectrum Brands, Inc. #*	37,510
1,500	Stamps.com, Inc. #	21,945	2,500	TreeHouse Foods, Inc. #*	74,525
900	Standard Motor Products, Inc.	14,238	3,500	United Natural Foods, Inc. #*	115,640
5,300	Standard Pacific Corporation *	145,432	700	USANA Health Sciences, Inc. #*	37,156
2,300	Steak n Shake Company #*	40,572	1,400	WD-40 Company	46,102

2,100	Stein Mart, Inc. *	28,371		Total Consumer Staples	2,052,321

3,000	Stride Rite Corporation *	51,780
1,500	Sturm, Ruger & Company, Inc. #*	15,615	Energy (6.2%)
1,900	Superior Industries		2,100	Atwood Oceanics, Inc. #*	101,577
	International, Inc. *	38,703	1,900	Bristow Group, Inc. #*	70,965
2,700	Tractor Supply Company #*	135,891	3,900	Cabot Oil & Gas Corporation ‡	252,954
5,100	Triarc Companies, Inc. *	99,705	1,700	Carbo Ceramics, Inc. *	62,696
2,400	Tuesday Morning Corporation *	39,984	1	Compagnie Generale de
2,500	Tween Brands, Inc. #	85,475		Geophysique-Veritas ADR #	12
1,800	Universal Technical		2,000	Dril-Quip, Inc. #	74,400
	Institute, Inc. #*	42,570	8,900	Frontier Oil Corporation	252,849
700	Vertrue, Inc. #*	32,543	7,515	Helix Energy Solutions
2,600	Winnebago Industries, Inc. *	87,204		Group, Inc. #*	241,758
1,900	WMS Industries, Inc. #	75,354	2,000	Hornbeck Offshore
4,550	Wolverine World Wide, Inc.	140,004		Services, Inc. #*	55,040
3,900	Zale Corporation #*	107,328	1,500	Hydril Company #*	118,650

	Total Consumer		5,600	Input/Output, Inc. #*	76,664
	Discretionary	7,518,786	2,500	Lone Star Technologies, Inc. #	120,875

			1,300	Lufkin Industries, Inc.	77,805
Consumer Staples (4.2%)			6,500	Massey Energy Company *	153,985
7,100	Alliance One International, Inc. #*	54,457	4,400	Oceaneering International, Inc. #‡	173,668
4,100	Casey’s General Stores, Inc. *	104,632	1,600	Penn Virginia Corporation	117,248
1,900	Central Garden & Pet Company #*	85,101	1,200	Petroleum Development
1,600	Chattem, Inc. #*	91,904		Corporation #	61,476
6,000	Corn Products International, Inc.	205,500	1,700	SEACOR Holdings, Inc. #*	172,091
2,900	Delta & Pine Land Company *	118,030	4,400	St. Mary Land & Exploration
4,275	Flowers Foods, Inc. *	120,213		Company *	158,356
1,600	Great Atlantic & Pacific Tea		2,200	Stone Energy Corporation #	74,778
	Company, Inc. *	46,192	2,400	Swift Energy Company #	106,416
3,200	Hain Celestial Group, Inc. #	94,080	5,800	TETRA Technologies, Inc. #*	134,328
1,100	J & J Snack Foods Corporation	45,408	3,700	Unit Corporation #	179,376
2,400	Lance, Inc. *	51,048	2,400	W-H Energy Services, Inc. #	108,912
2,300	Longs Drug Stores Corporation *	98,900	2,200	World Fuel Services Corporation *	100,870

1,200	Mannatech, Inc. *	19,356		Total Energy	3,047,749

1,100	Nash Finch Company *	31,768

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

21

Small Cap Index Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (97.5%)	Value	Shares	Common Stock (97.5%)	Value

Financials (16.2%)			3,500	Investment Technology
2,500	Acadia Realty Trust ‡	$64,225		Group, Inc. #*	$152,600
1,600	Anchor BanCorp		1,600	Irwin Financial Corporation *	34,928
	Wisconsin, Inc. *	47,776	2,700	Kilroy Realty Corporation	234,468
4,900	Bank Mutual Corporation ‡	57,820	4,300	LaBranche & Company, Inc. #*	40,334
3,700	BankAtlantic Bancorp, Inc. *	49,136	1,400	LandAmerica Financial
2,600	BankUnited Financial Corporation *	71,734		Group, Inc. *	88,284
3,000	Boston Private Financial		5,600	Lexington Corporate
	Holdings, Inc. *	86,760		Properties Trust *	119,168
4,900	Brookline Bancorp, Inc. *	65,219	1,600	LTC Properties, Inc.	45,120
2,300	Cascade Bancorp *	60,559	2,300	MAF Bancorp, Inc.	103,362
2,400	Cash America		3,300	Medical Properties Trust, Inc.	51,579
	International, Inc. *	102,504	2,000	Mid-America Apartment
2,500	Central Pacific Financial			Communities, Inc.	120,240
	Corporation	97,700	1,700	Nara Bancorp, Inc.	33,371
3,675	Chittenden Corporation	111,940	1	National City Corporation	28
3,800	Colonial Properties Trust	186,770	4,800	National Retail
2,400	Community Bank System, Inc. *	54,384		Properties, Inc. *	114,000
2,700	Corus Bankshares, Inc. *	57,510	3,550	New Century Financial
3,500	Delphi Financial Group, Inc.	138,040		Corporation *	107,458
2,350	Dime Community Bancshares *	31,560	1,200	Parkway Properties, Inc. *	65,820
1,600	Downey Financial Corporation *	114,464	4,600	Philadelphia Consolidated
5,000	East West Bancorp, Inc. *	192,000		Holding Corporation #	207,276
1,900	EastGroup Properties, Inc. *	104,006	1,600	Piper Jaffray Companies #	110,304
2,200	Entertainment Properties Trust	142,692	1,300	Portfolio Recovery
1,900	Essex Property Trust, Inc. *	274,247		Associates, Inc. #*	56,511
2,300	Financial Federal Corporation *	65,780	1,800	Presidential Life Corporation	39,114
6,600	First BanCorp	70,488	1,400	PrivateBancorp, Inc. *	52,346
2,000	First Cash Financial		2,700	ProAssurance Corporation #*	137,133
	Services, Inc. #*	46,960	2,800	Prosperity Bancshares, Inc. *	98,000
5,000	First Commonwealth Financial		2,555	Provident Bankshares
	Corporation *	65,750		Corporation	90,549
2,800	First Financial Bancorp *	46,004	1,300	PS Business Parks, Inc.	97,773
1,200	First Indiana Corporation *	28,500	2,200	Rewards Network, Inc. #*	14,322
4,100	First Midwest Bancorp, Inc. *	153,914	1,600	RLI Corporation	88,544
2,500	First Republic Bank	134,300	1,200	Safety Insurance Group, Inc. *	58,608
1,300	FirstFed Financial Corporation #*	89,635	800	SCPIE Holdings, Inc. #*	20,944
3,200	Flagstar Bancorp, Inc. *	46,432	2,300	Selective Insurance Group, Inc.	118,335
1,900	Franklin Bank Corporation #*	36,100	5,500	Senior Housing Property Trust *	142,890
5,400	Fremont General Corporation *	73,440	6,100	South Financial Group, Inc.	157,624
4,200	Glacier Bancorp, Inc.	98,574	1,600	Sovran Self Storage, Inc.	96,000
3,400	Hanmi Financial Corporation	69,632	1,600	Sterling Bancorp	29,760
3,000	Hilb, Rogal and Hobbs Company *	126,750	5,775	Sterling Bancshares, Inc.	69,589
1,785	Independent Bank Corporation	39,395	3,420	Sterling Financial Corporation	113,441
1,600	Infinity Property & Casualty		1,500	Stewart Information Services
	Corporation	76,544		Corporation *	63,060
5,500	Inland Real Estate Corporation *	111,210	4,100	Susquehanna Bancshares, Inc.	103,484

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

22

Small Cap Index Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (97.5%)	Value	Shares	Common Stock (97.5%)	Value

Financials — continued			2,522	Enzo Biochem, Inc. #*	$37,426
2,089	SWS Group, Inc.	$52,705	1,600	Genesis Healthcare Corporation #	97,952
2,100	Tradestation Group, Inc. #*	26,796	2,300	Gentiva Health Services, Inc. #*	45,540
1,000	Triad Guaranty, Inc. #	51,500	1,800	Greatbatch Technologies, Inc. #*	52,902
6,033	TrustCo Bank Corporation NY *	63,467	2,200	Haemonetics Corporation #	106,128
8,100	UCBH Holdings, Inc. *	151,875	2,900	Healthways, Inc. #*	131,689
4,600	Umpqua Holdings Corporation *	130,870	4,300	Hologic, Inc. #*	238,865
2,900	United Bankshares, Inc.	105,908	5,500	Hooper Holmes, Inc. #*	18,535
1,700	United Fire & Casual Company *	57,545	1,200	ICU Medical, Inc. #	47,340
5,375	Whitney Holding Corporation	170,065	2,600	IDEXX Laboratories, Inc. #	223,106
1,300	Wilshire Bancorp, Inc.	23,725	5,512	Immucor, Inc. #	173,848
2,000	Wintrust Financial Corporation	91,580	1,600	Integra LifeSciences Holdings
1,494	World Acceptance Corporation #*	65,751		Corporation #*	68,880
3,000	Zenith National Insurance		2,600	Invacare Corporation *	56,134
	Corporation	137,100	2,300	inVentiv Health, Inc. #	80,707

	Total Financials	7,895,708	1,000	Kendle International, Inc. #	38,840

			900	Kensey Nash Corporation #*	28,512
Health Care (12.0%)			1,700	LCA-Vision, Inc. *	65,824
3,800	Allscripts Healthcare		1,800	Matria Healthcare, Inc. #*	49,734
	Solutions, Inc. #*	116,280	3,400	Mentor Corporation *	173,366
3,500	Alpharma, Inc. ‡	96,425	1,700	Meridian Bioscience, Inc.	50,405
2,133	Amedisys, Inc. #*	68,949	2,300	Merit Medical Systems, Inc. #*	36,248
5,700	American Medical Systems		6,400	MGI Pharma, Inc. #*	123,008
	Holdings, Inc. #*	113,430	1,900	Noven Pharmaceuticals, Inc. #*	51,984
4,300	AMERIGROUP Corporation #‡	155,918	2,750	Odyssey Healthcare, Inc. #*	34,128
2,700	AMN Healthcare Services, Inc. #	69,876	1,400	Osteotech, Inc. #*	7,672
2,400	AmSurg Corporation #*	52,800	3,300	Owens & Minor, Inc. *	110,385
1,100	Analogic Corporation *	64,592	1,500	Palomar Medical
2,300	ArQule, Inc. #*	15,065		Technologies, Inc. #*	74,640
2,200	ArthroCare Corporation #*	81,180	2,200	PAREXEL International
2,000	BioLase Technology, Inc. #*	17,200		Corporation #*	72,050
1,300	Biosite, Inc. #*	70,044	4,000	Pediatrix Medical Group, Inc. #	210,160
1,400	Bradley Pharmaceuticals, Inc. #*	28,154	1,400	Pharmnet Development Group #*	27,790
2,200	Cambrex Corporation *	48,136	1,900	PolyMedica Corporation *	76,076
3,400	Centene Corporation #	84,728	1,400	Possis Medical, Inc. #	18,872
5,200	Cerner Corporation #*	233,636	5,200	Regeneron Pharmaceuticals, Inc. #	103,428
2,100	Chemed Corporation *	76,650	1,400	RehabCare Group, Inc. #	21,252
2,200	CONMED Corporation #*	53,240	5,900	Respironics, Inc. #	251,340
3,500	Cooper Companies, Inc. *	166,950	3,700	Savient Pharmaceuticals, Inc. #*	55,241
1,800	Cross Country Healthcare, Inc. #	40,608	2,400	Sciele Pharma, Inc. #*	57,000
1,850	CryoLife, Inc. #*	15,558	4,600	Sierra Health Services, Inc. #	184,920
1,700	Cyberonics, Inc. #*	35,819	3,700	Sunrise Senior Living, Inc. #*	132,312
1,000	Datascope Corporation	36,940	1,300	SurModics, Inc. #*	46,748
3,600	Dendrite International, Inc. #	39,276	2,700	Theragenics Corporation #*	13,365
1,900	Digene Corporation #	97,755	3,700	United Surgical Partners
1,600	Dionex Corporation #	95,072		International, Inc. #*	112,739
1,900	DJO, Inc. #*	78,660	2,600	Viasys Healthcare, Inc. #	76,518

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

23

Small Cap Index Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (97.5%)	Value	Shares	Common Stock (97.5%)	Value

Health Care — continued			4,600	GenCorp, Inc. #*	$68,816
5,800	ViroPharma, Inc. #	$98,774	2,020	Griffon Corporation #*	52,035
700	Vital Signs, Inc.	36,400	2,150	Healthcare Services Group, Inc. *	62,178

	Total Health Care	5,871,724	4,801	Heartland Express, Inc. *	81,281

			1,500	Heidrick & Struggles
Industrials (17.0%)				International, Inc. #	65,505
1,900	A.O. Smith Corporation	72,865	3,200	Hub Group, Inc. #	95,552
1,600	A.S.V., Inc. #*	27,120	4,350	IDEX Corporation	225,765
3,000	AAR Corporation #*	89,370	2,200	Insituform Technologies, Inc. #*	61,402
3,500	ABM Industries, Inc. *	90,440	4,200	Interface, Inc. #	63,924
3,500	Acuity Brands, Inc. *‡	203,035	2,000	John H. Harland Company	100,760
1,900	Administaff, Inc. ‡	77,786	1,900	Kaman Corporation	43,301
2,300	Albany International Corporation *	78,062	6,200	Kansas City Southern, Inc. #*	186,372
800	Angelica Corporation	21,448	2,200	Kaydon Corporation	94,820
2,300	Apogee Enterprises, Inc. *	43,769	4,200	Kirby Corporation #*	149,142
2,975	Applied Industrial		4,725	Knight Transportation, Inc. *	88,830
	Technologies, Inc. *	72,888	4,300	Labor Ready, Inc. #*	80,754
1,000	Applied Signal		4,500	Landstar System, Inc.	190,305
	Technology, Inc. *	14,610	400	Lawson Products, Inc.	17,756
2,000	Arkansas Best Corporation *	76,440	4,600	Lennox International, Inc.	139,564
2,500	Armor Holdings, Inc. #‡	151,250	900	Lindsay Manufacturing Company *	28,611
1,600	Astec Industries, Inc. #*	57,616	1,400	Lydall, Inc. #	18,746
3,200	Baldor Electric Company *	113,024	2,300	MagneTek, Inc. #	12,006
3,300	Barnes Group, Inc. *	70,686	5,000	Manitowoc Company, Inc.	259,300
3,425	Belden CDT, Inc. *	148,131	2,900	Mesa Air Group, Inc. #*	21,721
2,400	Bowne & Company, Inc.	36,096	2,900	Mobile Mini, Inc. #*	77,111
4,300	Brady Corporation	161,035	3,425	Moog, Inc. #*	133,541
4,000	Briggs & Stratton Corporation *	118,560	3,000	Mueller Industries, Inc.	97,710
2,000	C&D Technologies, Inc. *	10,800	1,600	NCI Building Systems, Inc. #*	91,072
1,100	CDI Corporation *	28,556	2,200	Old Dominion Freight Line #*	61,116
1,300	Central Parking Corporation *	25,896	2,700	On Assignment, Inc. #	34,857
2,150	Ceradyne, Inc. #*	116,272	2,500	Regal-Beloit Corporation *	125,800
4,200	CLARCOR, Inc. *	145,572	1,300	Robbins & Myers, Inc.	56,524
1,000	Consolidated Graphics, Inc. #	62,000	1,400	School Specialty, Inc. #*	54,530
1,200	Cubic Corporation *	25,080	6,500	Shaw Group, Inc. #*	219,440
3,600	Curtiss-Wright Corporation *	137,448	3,000	Simpson Manufacturing
1,300	EDO Corporation *	30,186		Company, Inc. *	98,130
2,600	EGL, Inc. #*	99,086	5,200	SkyWest, Inc.	141,128
1,700	ElkCorp	73,712	4,600	Spherion Corporation #	37,858
2,600	EMCOR Group, Inc. #	149,292	1,200	Standard Register Company	15,156
1,700	EnPro Industries, Inc. #	56,185	1,000	Standex International Corporation	29,140
2,100	Esterline Technologies		2,800	Teledyne Technologies, Inc. #	106,820
	Corporation #	83,937	4,700	Tetra Tech, Inc. #	84,506
2,500	Forward Air Corporation	78,450	3,400	Toro Company *	174,318
3,000	Frontier Airlines Holdings, Inc. #*	22,290	2,200	Tredegar Corporation *	50,534
1,700	G & K Services, Inc.	63,393	1,400	Triumph Group, Inc. *	78,680
4,300	Gardner Denver, Inc. #	165,765	2,500	United Stationers, Inc. #	127,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

24

Small Cap Index Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (97.5%)	Value	Shares	Common Stock (97.5%)	Value

Industrials — continued			1,800	Cohu, Inc. *	$36,000
1,500	Universal Forest Products, Inc. *	$73,350	1,900	Comtech Telecommunications
4,100	URS Corporation #	176,177		Corporation #	68,400
1,400	Valmont Industries, Inc.	77,658	2,200	Concur Technologies, Inc. #*	33,110
1,700	Viad Corporation	71,298	2,900	CTS Corporation	44,950
1,600	Vicor Corporation	16,976	3,000	Cymer, Inc. #*	126,690
1,050	Volt Information Sciences, Inc. #*	37,128	2,500	Daktronics, Inc. *	86,425
2,500	Wabash National Corporation *	39,850	2,000	Digi International, Inc. #	24,840
3,650	Waste Connections, Inc. #*	159,030	2,700	Digital Insight Corporation #	105,003
2,000	Watsco, Inc. *	102,040	1,600	Diodes, Inc. #*	58,672
3,500	Watson Wyatt Worldwide, Inc.	155,015	2,700	Ditech Networks, Inc. #*	19,359
2,400	Watts Water Technologies, Inc. *	105,528	2,300	DSP Group, Inc. #	48,254
2,400	Woodward Governor Company	100,416	3,700	eFunds Corporation #	98,864

	Total Industrials	8,316,434	2,400	Electro Scientific Industries, Inc. #*	50,376

			4,700	Epicor Software Corporation #*	65,095
Information Technology (15.7%)			1,100	EPIQ Systems, Inc. #*	19,877
2,100	Actel Corporation #	37,506	2,900	Exar Corporation #*	37,990
9,400	Adaptec, Inc. #*	33,840	3,100	FactSet Research Systems, Inc.	180,048
2,800	Advanced Energy Industries, Inc. #	48,524	2,000	FEI Company #*	50,320
6,000	Aeroflex, Inc. #‡	71,760	5,200	FLIR Systems, Inc. #*	160,732
2,400	Agilysys, Inc.	45,480	1,800	Gerber Scientific, Inc. #*	22,194
2,000	Altiris, Inc. #	65,460	2,100	Gevity HR, Inc.	46,347
2,700	Anixter International, Inc. #*	149,229	4,100	Global Imaging Systems, Inc. #*	78,925
3,100	ANSYS, Inc. #*	154,659	6,000	Harmonic, Inc. #	54,300
2,900	ATMI, Inc. #‡	96,976	2,100	Hutchinson Technology, Inc. #*	46,662
3,347	Avid Technology, Inc. #*	123,839	4,700	Hyperion Solutions Corporation #	198,434
8,100	Axcelis Technologies, Inc. #*	52,164	2,500	InfoSpace, Inc. #	58,100
900	Bankrate, Inc. #*	35,559	3,950	Insight Enterprises, Inc. #	80,304
900	Bel Fuse, Inc.	29,232	1,700	Inter-Tel, Inc. *	38,471
2,400	Bell Microproducts, Inc. #*	17,328	1,800	Intevac, Inc. #*	39,798
5,950	Benchmark Electronics, Inc. #‡	134,768	2,100	Itron, Inc. #*	121,044
1,500	Black Box Corporation	61,620	4,100	J2 Global Communication, Inc. #*	108,568
1,100	Blue Coat Systems, Inc. #*	27,511	2,300	JDA Software Group, Inc. #	36,800
4,120	Brightpoint, Inc. #*	45,361	3,600	Keane, Inc. #*	43,812
6,053	Brooks Automation, Inc. #*	84,258	1,100	Keithley Instruments, Inc.	15,477
1,900	Cabot Microelectronics		2,600	Komag, Inc. #*	88,712
	Corporation #*	57,361	5,400	Kopin Corporation #*	20,844
2,400	CACI International, Inc. #	112,872	2,650	Kronos, Inc. #*	100,700
2,100	Captaris, Inc. #	18,501	4,700	Kulicke and Soffa
1,700	Carreker Corporation #	13,532		Industries, Inc. #*	43,616
900	Catapult Communications		1,900	Littelfuse, Inc. #*	59,641
	Corporation #	8,199	1,500	LoJack Corporation #*	26,895
3,900	C-COR, Inc. #*	53,391	2,200	Manhattan Associates, Inc. #	61,754
3,200	Checkpoint Systems, Inc. #	60,128	1,500	ManTech International
4,400	CIBER, Inc. #	30,272		Corporation #	51,180
3,600	Cognex Corporation *	78,552	1,800	MapInfo Corporation #	24,570
2,500	Coherent, Inc. #*	76,875	1,800	MAXIMUS, Inc.	54,270

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

25

Small Cap Index Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (97.5%)	Value	Shares	Common Stock (97.5%)	Value

Information Technology — continued			4,550	Trimble Navigation, Ltd. #*	$257,439
1,700	Mercury Computer Systems, Inc. #*	$21,964	1,900	Ultratech, Inc. #*	23,066
3,000	Methode Electronics, Inc.	33,030	5,300	United Online, Inc.	74,412
3,200	MICROS Systems, Inc. #*	180,160	4,450	Varian Semiconductor
6,300	Microsemi Corporation #*	114,660		Equipment Associates, Inc. #*	183,118
2,200	MIVA, Inc. #*	9,570	2,500	Veeco Instruments, Inc. #	47,975
2,900	MKS Instruments, Inc. #	63,423	2,000	ViaSat, Inc. #	65,940
1,400	MTS Systems Corporation	59,878	3,500	WebEx Communications, Inc. #*	129,780
3,600	Napster, Inc. #*	14,436	3,600	Websense, Inc. #	77,940
1,600	Neoware Systems, Inc. #*	18,896	2,300	X-Rite, Inc. *	25,829

2,800	NETGEAR, Inc. #	72,100		Total Information
2,000	Network Equipment			Technology	7,662,831

	Technologies, Inc. #*	18,040
2,400	Novatel Wireless, Inc. #*	27,096	Materials (5.5%)
1,600	Park Electrochemical Corporation	42,704	1,900	A. Schulman, Inc.	39,672
3,400	Paxar Corporation #*	74,732	1,000	A.M. Castle & Company	25,000
1,900	PC TEL, Inc. #	17,955	1,700	AMCOL International
2,200	Pericom Semiconductor			Corporation *	51,102
	Corporation #*	21,934	2,700	AptarGroup, Inc.	164,727
2,100	Phoenix Technologies, Ltd. #	13,209	2,000	Arch Chemicals, Inc.	67,460
1,400	Photon Dynamics, Inc. #	15,806	1,600	Brush Engineered Materials, Inc. #*	52,944
3,300	Photronics, Inc. #*	54,978	3,000	Buckeye Technologies, Inc. #*	35,910
1,400	Planar Systems, Inc. #*	14,574	2,300	Caraustar Industries, Inc. #*	18,308
3,400	Progress Software Corporation #	96,594	2,100	Carpenter Technology
1,400	Quality Systems, Inc. *	59,402		Corporation *	245,910
2,000	Radiant Systems, Inc. #*	22,560	1,900	Century Aluminum Company #*	86,602
1,800	RadiSys Corporation #*	30,258	3,800	Chaparral Steel Company	194,864
1,400	Rogers Corporation #	72,352	1,600	Chesapeake Corporation *	28,096
2,000	Rudolph Technologies, Inc. #*	31,260	3,400	Cleveland-Cliffs, Inc. *	185,844
2,100	ScanSource, Inc. #*	61,614	800	Deltic Timber Corporation	42,816
5,300	Secure Computing Corporation #*	35,298	2,800	Georgia Gulf Corporation *	58,268
13,100	Skyworks Solutions, Inc. #*	86,067	2,400	Gibraltar Industries, Inc.	58,872
2,100	Sonic Solutions, Inc. #*	38,535	4,800	H.B. Fuller Company	124,176
1,600	SPSS, Inc. #*	49,632	3,500	Headwaters, Inc. #*	79,520
1,800	Standard Microsystems		2,100	MacDermid, Inc.	72,849
	Corporation #	50,220	1,000	Material Sciences Corporation #	11,820
1,000	StarTek, Inc. *	10,260	2,198	Myers Industries, Inc.	37,850
1,100	Supertex, Inc. #*	41,074	1,100	Neenah Paper, Inc.	37,543
2,400	Sykes Enterprises, Inc. #	35,064	2,400	OM Group, Inc. #	117,264
3,650	Symmetricom, Inc. #*	31,171	3,400	OMNOVA Solutions, Inc. #	20,570
2,100	Synaptics, Inc. #*	56,826	800	Penford Corporation	14,328
5,850	Take-Two Interactive		7,400	PolyOne Corporation #*	54,242
	Software, Inc. #*	101,673	1,400	Pope & Talbot, Inc. #*	9,814
2,450	TALX Corporation *	78,057	900	Quaker Chemical Corporation	19,971
3,200	Technitrol, Inc.	70,464	2,975	Quanex Corporation *	116,590
5,200	THQ, Inc. #*	157,560	2,700	Rock-Tenn Company	88,344
1,100	Tollgrade Communications, Inc. #	11,066

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

26

Small Cap Index Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (97.5%)	Value	Shares	Common Stock (97.5%)	Value

Materials — continued			1,000	Cascade Natural Gas Corporation	$26,010
1,900	RTI International Metals, Inc. #*	$155,325	900	Central Vermont Public
2,200	Ryerson, Inc. *	69,014		Service Corporation	22,536
1,200	Schweitzer-Mauduit		1,100	CH Energy Group, Inc. *	56,144
	International, Inc.	29,148	4,600	Cleco Corporation	117,484
900	Steel Technologies, Inc. *	16,695	3,700	El Paso Electric Company #	89,910
2,000	Texas Industries, Inc. *	146,840	5,800	Energen Corporation	268,424
3,300	Tronox, Inc. *	47,058	600	Green Mountain Power
3,600	Wausau-Mosinee Paper Corporation	51,264		Corporation	20,466
2,700	Wellman, Inc. *	7,695	1,900	Laclede Group, Inc. *	61,712

	Total Materials	2,684,315	2,300	New Jersey Resources Corporation *	107,180

			2,400	Northwest Natural Gas Company *	97,656
Telecommunications Services (0.4%)			6,100	Piedmont Natural Gas
1,800	Commonwealth Telephone			Company, Inc. *	157,441
	Enterprises, Inc.	76,032	2,300	South Jersey Industries, Inc.	75,992
1,700	CT Communications, Inc. *	41,531	8,756	Southern Union Company ‡	243,504
3,700	General Communication, Inc. #*	57,202	3,400	Southwest Gas Corporation	133,450

	Total Telecommunications		8,600	UGI Corporation *	235,726
	Services	174,765	1,999	UIL Holdings Corporation	77,581

			2,800	UniSource Energy Corporation	105,056

Utilities (4.9%)				Total Utilities	2,401,312

2,500	ALLETE, Inc. ‡	120,225

1,400	American States Water Company *	54,866		Total Common Stock
7,100	Atmos Energy Corporation	221,804		(cost $31,111,270)	47,625,945

4,300	Avista Corporation	108,145

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (24.7%)		Rate (+)	Date	Value

12,097,930	Thrivent Financial Securities Lending Trust		5.330%	N/A	$12,097,930

	Total Collateral Held for Securities Loaned
	(cost $12,097,930)				12,097,930

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

27

Small Cap Index Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (2.6%)		Rate (+)	Date	Value

$125,000	Federal National Mortgage Association ‡		5.190%	2/7/2007	$124,892
1,166,253	Thrivent Money Market Fund		5.040	N/A	1,166,253

	Total Short-Term Investments (at amortized cost)				1,291,145

	Total Investments (cost $44,500,345) 124.8%				$61,015,020

	Other Assets and Liabilities, Net (24.8%)				(12,112,688)

	Total Net Assets 100.0%				$48,902,332

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

Russell 2000 Index Mini-Futures	17	March 2007	$1,344,967	$1,367,480	$22,513

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At January 31, 2007, $124,892 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $1,793,892 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$18,268,984
Gross unrealized depreciation	(1,754,309)

Net unrealized appreciation (depreciation)	$16,514,675
Cost for federal income tax purposes	$44,500,345

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

28

Mid Cap Growth Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (94.9%)	Value	Shares	Common Stock (94.9%)	Value

Consumer Discretionary (15.1%)			Energy (6.5%)
23,000	Children’s Place Retail		33,200	Baker Hughes, Inc.	$2,291,796
	Stores, Inc. #*	$1,246,830	60,400	Cameron International
44,500	Chipotle Mexican			Corporation #*	3,171,000
	Grill, Inc. #*	2,644,190	36,400	Diamond Offshore
98,300	Circuit City Stores, Inc.	2,006,303		Drilling, Inc. *	3,073,616
15,500	Clear Channel Outdoor		26,300	National Oilwell Varco, Inc. #	1,594,832
	Holdings, Inc. #*	448,260	70,500	Peabody Energy Corporation	2,878,515
136,050	Coldwater Creek, Inc. #*	2,537,332	47,700	Range Resources Corporation *	1,463,913
86,100	DeVry, Inc. *	2,424,576	58,400	Southwestern Energy
61,500	Federated Department			Company #	2,246,064
	Stores, Inc.	2,551,635	38,900	Toreador Resources
19,000	Focus Media Holding,			Corporation #*	1,043,298
	Ltd. ADR #	1,570,540	23,500	Ultra Petroleum Corporation #*	1,226,700
33,200	Harrah’s Entertainment, Inc.	2,804,736	47,042	XTO Energy, Inc.	2,374,210

57,500	Hilton Hotels Corporation	2,034,925		Total Energy	21,363,944

62,500	Iconix Brand Group, Inc. #*	1,244,375
74,700	International Game Technology	3,246,462	Financials (7.7%)
47,200	ITT Educational		16,399	Affiliated Managers
	Services, Inc. #*	3,662,720		Group, Inc. #*	1,826,849
3,950	Melco PBL Entertainment		26,700	AllianceBernstein
	Macau, Ltd. ADR #	76,393		Holding, LP *	2,405,403
12,100	Panera Bread Company #	713,416	51,900	Assurant, Inc. *	2,884,602
90,200	Quiksilver, Inc. #*	1,281,742	5,200	Chicago Mercantile Exchange
54,200	Shuffle Master, Inc. #*	1,442,262		Holdings, Inc.	2,929,160
98,200	Staples, Inc.	2,525,704	109,300	E*TRADE Financial
17,100	Starwood Hotels & Resorts			Corporation #	2,664,734
	Worldwide, Inc.	1,070,118	40,000	East West Bancorp, Inc.	1,536,000
111,600	Texas Roadhouse, Inc. #*	1,511,064	38,800	Lazard, Ltd.	1,969,488
40,400	Tween Brands, Inc. #*	1,381,276	27,050	Legg Mason, Inc.	2,836,192
24,600	Under Armour, Inc. #*	1,249,680	28,700	Nasdaq Stock Market, Inc. #*	978,096
114,200	Urban Outfitters, Inc. #*	2,786,480	38,700	PartnerRe, Ltd. *	2,631,600
70,600	VistaPrint, Ltd. #*	3,042,154	36,300	Portfolio Recovery
38,800	Volcom, Inc. #	1,241,212		Associates, Inc. #*	1,577,961
14,300	Wynn Resorts, Ltd. *	1,597,882	22,900	T. Rowe Price Group, Inc.	1,098,971

93,300	XM Satellite Radio			Total Financials	25,339,056

	Holdings, Inc. #*	1,325,793

	Total Consumer		Health Care (18.8%)
	Discretionary	49,668,060	79,700	Advanced Medical

				Optics, Inc. #*	2,928,975
Consumer Staples (0.9%)			73,400	Affymetrix, Inc. #*	1,832,064
75,900	Coca-Cola Enterprises, Inc.	1,557,468	11,900	Allergan, Inc.	1,388,849
32,600	Whole Foods Market, Inc.	1,407,994	54,400	Amylin

	Total Consumer Staples	2,965,462		Pharmaceuticals, Inc. #*	2,109,632

			81,500	BioMarin
				Pharmaceutical, Inc. #*	1,543,610

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

29

Mid Cap Growth Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (94.9%)	Value	Shares	Common Stock (94.9%)	Value

Health Care — continued			7,550	First Solar, Inc. #*	$244,394
23,300	C.R. Bard, Inc.	$1,922,716	43,100	Flowserve Corporation #	2,287,317
14,100	Cephalon, Inc. #*	1,020,981	54,700	Foster Wheeler, Ltd. #	2,924,809
20,600	Covance, Inc. #	1,269,990	38,200	Huron Consulting Group, Inc. #	1,980,670
39,075	Coventry Health Care, Inc. #	2,014,316	35,800	ITT Corporation	2,135,470
72,200	Cubist		20,100	Jacobs Engineering
	Pharmaceuticals, Inc. #*	1,328,480		Group, Inc. #	1,820,055
30,500	Dade Behring Holdings, Inc.	1,283,440	51,100	Joy Global, Inc.	2,374,617
14,850	DaVita, Inc. #	810,810	39,200	Mobile Mini, Inc. #*	1,042,328
55,100	Endo Pharmaceutical		56,400	Monster Worldwide, Inc. #	2,786,724
	Holdings, Inc. #	1,692,672	55,600	Precision Castparts
28,100	Forest Laboratories, Inc. #	1,576,691		Corporation	4,942,284
42,300	Foxhollow		12,800	Rockwell Automation, Inc.	783,488
	Technologies, Inc. #*	868,419	26,300	Roper Industries, Inc. *	1,365,496
68,000	Gen-Probe, Inc. #*	3,516,960	40,300	Spirit Aerosystems
32,600	Genzyme Corporation #	2,142,798		Holdings, Inc. #	1,234,389
30,000	Henry Schein, Inc. #*	1,523,100	31,000	Stericycle, Inc. #*	2,387,000
35,000	Hologic, Inc. #	1,944,250	30,200	Textron, Inc.	2,813,734
30,100	Hospira, Inc. #	1,107,078	43,900	URS Corporation #	1,886,383
28,800	Intuitive Surgical, Inc. #*	2,834,208	58,300	US Airways Group, Inc. #*	3,263,634
48,400	Kyphon, Inc. #*	2,264,636	42,100	UTI Worldwide, Inc. *	1,279,840

58,800	Mannkind Corporation #*	973,728		Total Industrials	43,379,762

29,400	Manor Care, Inc. *	1,565,256
28,800	MedImmune, Inc. #	998,208	Information Technology (22.3%)
34,150	Metabolix, Inc. #*	545,717	190,400	Activision, Inc. #*	3,242,512
69,500	NuVasive, Inc. #*	1,682,595	92,934	Adobe Systems, Inc. #	3,612,345
63,300	PDL BioPharma, Inc. #*	1,298,283	37,400	Akamai Technologies, Inc. #	2,101,132
67,500	Pharmaceutical Product		19,400	Alliance Data Systems
	Development, Inc.	2,328,750		Corporation #	1,317,842
18,400	Psychiatric Solutions, Inc. #	716,496	25,900	Amdocs, Ltd. #	898,212
13,700	Quest Diagnostics, Inc.	718,976	17,400	Amphenol Corporation	1,178,328
21,200	ResMed, Inc. #*	1,114,696	110,300	aQuantive, Inc. #*	2,956,040
78,800	St. Jude Medical, Inc. #	3,369,488	14,050	Baidu.com, Inc. ADR #*	1,755,407
92,100	Thermo Electron Corporation #	4,406,985	248,700	BEA Systems, Inc. #	3,066,471
16,500	Varian Medical Systems, Inc. #	761,145	41,000	Broadcom Corporation #	1,308,720
79,500	VCA Antech, Inc. #	2,672,790	144,600	Cadence Design

	Total Health Care	62,077,788		Systems, Inc. #*	2,732,940

			46,400	CIENA Corporation #*	1,303,376
Industrials (13.1%)			135,200	CNET Networks, Inc. #*	1,237,080
59,200	American Reprographics		42,600	Cogent, Inc. #*	449,430
	Company #*	1,854,144	27,776	Cognizant Technology
22,900	C.H. Robinson			Solutions Corporation #	2,369,015
	Worldwide, Inc. *	1,214,845	50,800	Corning, Inc. #	1,058,672
18,900	Corporate Executive Board		69,800	Cree, Inc. #*	1,073,524
	Company *	1,714,797	37,800	F5 Networks, Inc. #*	2,700,432
24,440	Expeditors International of		37,200	FormFactor, Inc. #	1,512,180
	Washington, Inc.	1,043,344

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

30

Mid Cap Growth Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (94.9%)	Value	Shares	Common Stock (94.9%)	Value

Information Technology — continued			Materials (4.0%)
27,000	Hyperion Solutions		10,200	Allegheny Technologies, Inc. *	$1,055,598
	Corporation #	$1,139,940	59,500	Ball Corporation	2,756,040
186,300	Integrated Device		62,600	Bemis Company, Inc.	2,122,766
	Technology, Inc. #	2,818,719	48,600	Celanese Corporation	1,275,750
93,500	Intersil Corporation *	2,202,860	30,200	Freeport-McMoRan Copper &
27,200	Jabil Circuit, Inc.	652,528		Gold, Inc. *	1,736,802
104,962	JDS Uniphase Corporation #*	1,866,224	33,300	Owens-Illinois, Inc. #	741,258
41,280	KLA-Tencor Corporation *	2,032,214	57,900	Praxair, Inc.	3,651,174

62,800	L-1 Identity			Total Materials	13,339,388

	Solutions, Inc. #*	906,832
142,100	Lawson Software, Inc. #*	1,067,171	Telecommunications Services (6.5%)
143,000	Marvell Technology		33,010	American Tower Corporation #	1,314,788
	Group, Ltd. #	2,615,470	35,500	Crown Castle International
31,600	Maxim Integrated			Corporation #*	1,248,180
	Products, Inc.	973,280	19,900	Embarq Corporation	1,104,649
42,100	McAfee, Inc. #	1,231,846	454,824	Level 3
72,900	NAVTEQ Corporation #*	2,586,492		Communications, Inc. #*	2,824,454
62,100	Network Appliance, Inc. #	2,334,960	76,700	NeuStar, Inc. #*	2,369,263
96,200	Nuance		53,000	NII Holdings, Inc. #*	3,911,400
	Communications, Inc. #*	1,108,224	85,400	Rogers Communications, Inc.	2,643,130
26,900	NVIDIA Corporation #	824,485	97,600	SBA Communications
207,300	Powerwave			Corporation #	2,899,696
	Technologies, Inc. #*	1,210,632	141,100	Time Warner Telecom, Inc. #	3,284,808

44,900	SanDisk Corporation #*	1,804,980		Total Telecommunications
35,500	SunPower Corporation #*	1,572,650		Services	21,600,368

78,200	Symantec Corporation #	1,384,922

109,500	Tellabs, Inc. #	1,102,665		Total Common Stock
19,100	Tessera Technologies, Inc. #*	730,384		(cost $264,004,718)	313,212,059

34,500	Varian Semiconductor
	Equipment Associates, Inc. #	1,419,675
28,100	VeriSign, Inc. #	671,590
107,600	Western Digital Corporation #	2,108,960
50,900	Xilinx, Inc.	1,236,870

	Total Information
	Technology	73,478,231

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

31

Mid Cap Growth Fund
Schedule of Investments as of January 31, 2007 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (25.3%)	Rate (+)	Date	Value

83,417,851	Thrivent Financial Securities Lending Trust	5.330%	N/A	$83,417,851

	Total Collateral Held for Securities Loaned
	(cost $83,417,851)			83,417,851

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (5.3%)	Rate (+)	Date	Value

15,547,375	Thrivent Money Market Fund	5.040%	N/A	$15,547,375
$1,800,000	Total Capital SA	5.270	2/1/2007	1,800,000

	Total Short-Term Investments (at amortized cost)			17,347,375

	Total Investments (cost $364,769,944) 125.5%			413,977,285

	Other Assets and Liabilities, Net (25.5%)			(84,043,651)

	Total Net Assets 100.0%			$329,933,634

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$55,609,223
Gross unrealized depreciation	(6,401,882)

Net unrealized appreciation (depreciation)	$49,207,341
Cost for federal income tax purposes	$364,769,944

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

32

Partner Mid Cap Value Fund
Schedule of Investments as of January 31, 2007 (unaudited)
Shares	Common Stock (95.6%)	Value	Shares	Common Stock (95.6%)	Value

Consumer Discretionary (7.8%)			2,439	City National Corporation *	$175,437
6,663	Autoliv, Inc. *	$402,045	3,434	Commerce Bancshares, Inc. *	168,665
4,197	Boyd Gaming Corporation *	199,651	5,389	Developers Diversified Realty
57,426	Charter			Corporation *	361,710
	Communications, Inc. #*	200,991	3,474	E*TRADE Financial
3,050	D.R. Horton, Inc.	88,633		Corporation #	84,696
3,480	H&R Block, Inc. *	85,608	4,191	Eaton Vance Corporation	143,751
3,837	Harrah’s Entertainment, Inc.	324,150	7,020	Equity Office Properties Trust	389,961
952	Johnson Controls, Inc.	88,022	4,643	Equity Residential REIT	261,308
8,908	Lennar Corporation *	484,417	4,223	Everest Re Group, Ltd.	395,273
18,085	Newell Rubbermaid, Inc.	534,231	5,091	First Horizon National
4,884	Ross Stores, Inc.	158,193		Corporation *	221,968
4,878	Williams-Sonoma, Inc. *	170,730	1,875	Highwoods Properties, Inc.	81,938

	Total Consumer		3,184	Home Properties, Inc.	204,699
	Discretionary	2,736,671	16,751	Hudson City Bancorp, Inc. *	230,661

			6,115	iStar Financial, Inc.	306,667
Consumer Staples (4.4%)			21,540	KeyCorp	822,182
6,935	Clorox Company	453,688	2,457	Lazard, Ltd.	124,717
2,668	Pepsi Bottling Group, Inc.	84,389	6,969	Liberty Property Trust	360,576
7,970	Safeway, Inc. *	287,159	3,965	Lincoln National Corporation	266,210
3,996	Smithfield Foods, Inc. #*	104,935	2,497	M&T Bank Corporation	302,911
16,675	SUPERVALU, Inc. *	633,316	6,141	Mack-Cali Realty Corporation	341,685

	Total Consumer Staples	1,563,487	2,589	MGIC Investment Corporation *	159,793

			7,729	Northern Trust Corporation	469,537
Energy (10.3%)			5,293	PartnerRe, Ltd. *	359,924
3,133	BJ Services Company	86,659	4,272	PMI Group, Inc.	204,287
11,991	EOG Resources, Inc.	828,938	1,135	Radian Group, Inc. *	68,350
36,647	Range Resources Corporation *	1,124,697	2,801	RenaissanceRe Holdings, Ltd.	149,209
12,393	Ultra Petroleum Corporation #*	646,915	1,565	Torchmark Corporation	101,709
2,675	W-H Energy Services, Inc. #	121,392	4,375	UnumProvident Corporation *	96,250
30,601	Williams Companies, Inc.	825,921	5,376	Webster Financial Corporation	267,832

	Total Energy	3,634,522	5,245	Zions Bancorporation	444,881

				Total Financials	10,602,585

Financials (30.0%)
8,980	Ambac Financial Group, Inc.	791,138	Health Care (5.3%)
2,863	American Capital		5,691	Charles River Laboratories
	Strategies, Ltd. *	139,285		International, Inc. #	256,095
7,980	Apartment Investment &		5,141	Coventry Health Care, Inc. #	265,019
	Management Company *	499,787	6,808	Health Net, Inc. #	331,618
3,499	Assurant, Inc. *	194,474	14,609	IMS Health, Inc. *	421,616
3,399	Bear Stearns Companies, Inc.	560,325	9,951	MedImmune, Inc. #*	344,902
8,120	Brandywine Realty Trust *	283,063	10,980	PerkinElmer, Inc.	262,093

9,629	CIT Group, Inc.	567,726		Total Health Care	1,881,343

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

33

Partner Mid Cap Value Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (95.6%)	Value	Shares	Common Stock (95.6%)	Value

Industrials (8.5%)			8,719	Chemtura Corporation *	$100,443
3,380	Alliant Techsystems, Inc. #*	$273,780	16,340	Commercial Metals Company *	442,977
46,083	Allied Waste		11,589	MeadWestvaco Corporation *	349,292
	Industries, Inc. #	589,402	11,827	Packaging Corporation
4,111	American Standard			of America	270,129

	Companies, Inc.	203,042		Total Materials	2,197,802

4,875	Avis Budget Group, Inc.	124,118
1,665	Carlisle Companies, Inc. *	135,598	Telecommunications Services (1.5%)
4,427	Cooper Industries, Ltd.	404,584	9,393	Embarq Corporation	521,405

2,460	Landstar System, Inc. *	104,033		Total Telecommunications
10,053	Norfolk Southern Corporation	499,131		Services	521,405

6,214	Republic Services, Inc.	268,756
5,582	Rockwell Collins, Inc.	380,748	Utilities (13.9%)

	Total Industrials	2,983,192	5,508	AGL Resources, Inc.	216,464

			1,450	American Electric Power
Information Technology (7.7%)				Company, Inc.	63,118
33,398	Activision, Inc. #*	568,768	6,093	CMS Energy Corporation #*	101,692
10,192	Amphenol Corporation	690,202	1,175	Constellation Energy
37,354	BearingPoint, Inc. #*	299,206		Group, Inc.	85,246
16,255	LSI Logic Corporation #*	152,797	21,325	DPL, Inc. *	611,601
7,627	National Semiconductor		14,573	Edison International, Inc.	655,494
	Corporation *	176,413	11,327	Entergy Corporation	1,051,712
19,747	Seagate Technology *	534,946	4,183	FirstEnergy Corporation	248,177
7,442	Tessera Technologies, Inc. #*	284,582	6,193	Northeast Utilities

	Total Information			Service Company	171,236
	Technology	2,706,914	16,161	PG&E Corporation	754,395

			18,292	PPL Corporation	651,195
Materials (6.2%)			1,485	Sierra Pacific Resources #*	25,275
8,173	Agrium, Inc.	283,440	5,989	Wisconsin Energy Corporation	278,848

3,052	Air Products and			Total Utilities	4,914,453

	Chemicals, Inc.	227,862

8,213	Airgas, Inc.	341,825		Total Common Stock
1,193	Albemarle Corporation *	93,030		(cost $29,524,659)	33,742,374

3,383	Celanese Corporation *	88,804

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

34

Partner Mid Cap Value Fund
Schedule of Investments as of January 31, 2007 (unaudited)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (24.8%)	Rate (+)	Date	Value

8,770,359	Thrivent Financial Securities Lending Trust	5.330%	N/A	$8,770,359

	Total Collateral Held for Securities Loaned
	(cost $8,770,359)			8,770,359

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (3.8%)	Rate (+)	Date	Value

$360,000	Nieuw Amsterdam Receivables Corporation	5.260%	2/1/2007	$360,000
450,000	Regency Markets No. 1, LLC	5.270	2/2/2007	449,934
531,289	Thrivent Money Market Fund	5.040	N/A	531,289

	Total Short-Term Investments (at amortized cost)			1,341,223

	Total Investments (cost $39,636,241) 124.2%			$43,853,956

	Other Assets and Liabilities, Net (24.2%)			(8,542,410)

	Total Net Assets 100.0%			$35,311,546

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

REIT – Real Estate Investement Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$4,308,512
Gross unrealized depreciation	(90,797)

Net unrealized appreciation (depreciation)	$4,217,715
Cost for federal income tax purposes	$39,636,241

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

35

Mid Cap Stock Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (93.5%)	Value	Shares	Common Stock (93.5%)	Value

Consumer Discretionary (11.7%)			111,100	Cullen/Frost Bankers, Inc.	$5,947,183
90,600	Amazon.com, Inc. #*	$3,412,902	376,700	E*TRADE Financial Corporation #	9,183,946
381,700	Belo Corporation *	7,145,424	116,400	Endurance Specialty
377,900	CBS Corporation	11,779,143		Holdings, Ltd.	3,957,600
159,900	Clear Channel		61,100	Everest Re Group, Ltd.	5,718,960
	Communications, Inc.	5,807,568	219,551	Fidelity National Financial, Inc.	5,212,141
613,200	Goodyear Tire & Rubber		112,800	General Growth Properties, Inc.	6,939,456
	Company #*	15,139,908	372,150	HCC Insurance Holdings, Inc.	11,611,080
207,200	Harman International		78,000	Investors Financial Services
	Industries, Inc.	19,594,904		Corporation *	3,648,060
714,100	Newell Rubbermaid, Inc. *	21,094,514	92,900	Leucadia National Corporation *	2,541,744
133,300	Royal Caribbean Cruises, Ltd. *	5,989,169	263,500	Nationwide Health
877,500	Service Corporation International	9,345,375		Properties, Inc.	8,779,820
377,100	Tupperware Corporation *	8,797,743	409,100	New York Community
496,400	Viacom, Inc. #	20,188,588		Bancorp, Inc. *	6,909,699
7,700	Washington Post Company	5,872,790	199,400	Old Republic International

	Total Consumer			Corporation	4,446,620
	Discretionary	134,168,028	75,000	PartnerRe, Ltd. *	5,100,000

			133,200	Philadelphia Consolidated
Consumer Staples (8.4%)				Holding Corporation #	6,001,992
296,000	Clorox Company	19,364,320	73,800	Protective Life Corporation	3,611,034
170,700	Coca-Cola Enterprises, Inc.	3,502,764	55,900	Radian Group, Inc.	3,366,298
660,200	Flowers Foods, Inc.	18,564,824	144,300	Rayonier, Inc. REIT	6,233,760
409,500	Hershey Company *	20,900,880	54,700	SEI Investments Company	3,409,451
235,600	Hormel Foods Corporation	8,929,240	400,300	U-Store-It Trust	8,794,591
521,300	Kroger Company	13,345,280	194,150	W.R. Berkley Corporation	6,424,424
378,700	Pepsi Bottling Group, Inc.	11,978,281	115,300	Westamerica Bancorporation *	5,747,705

	Total Consumer Staples	96,585,589	42,200	Zions Bancorporation	3,579,404

				Total Financials	192,614,081

Energy (1.0%)
51,100	Devon Energy Corporation	3,581,599	Health Care (12.1%)
66,800	Valero Energy Corporation	3,625,904	88,800	Aetna, Inc.	3,743,808
72,800	XTO Energy, Inc.	3,674,216	129,500	Affymetrix, Inc. #*	3,232,320

	Total Energy	10,881,719	223,000	Applera Corporation

				(Celera Group) #	3,536,780
Financials (16.7%)			46,400	Beckman Coulter, Inc.	2,993,728
138,100	A.G. Edwards, Inc.	9,143,601	87,300	C.R. Bard, Inc.	7,203,996
47,050	Affiliated Managers		118,300	Cephalon, Inc. #*	8,566,103
	Group, Inc. #*	5,241,370	128,000	Cooper Companies, Inc. *	6,105,600
77,600	American Capital		225,900	Cytyc Corporation #	6,533,028
	Strategies, Ltd. *	3,775,240	140,394	Dade Behring Holdings, Inc. *	5,907,780
54,300	Assurant, Inc. *	3,017,994	73,800	Edwards Lifesciences
45,700	Bear Stearns Companies, Inc.	7,533,645		Corporation #	3,775,608
104,900	Brown & Brown, Inc. *	2,970,768	136,300	Hospira, Inc. #	5,013,114
128,466	CapitalSource, Inc. *	3,570,070	354,700	Human Genome Sciences, Inc. #*	4,178,366
41,100	City National Corporation	2,956,323	236,600	IMS Health, Inc.	6,828,276
245,800	Colonial BancGroup, Inc.	6,031,932	57,100	Invitrogen Corporation #*	3,496,233

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

36

Mid Cap Stock Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (93.5%)	Value	Shares	Common Stock (93.5%)	Value

Health Care — continued			254,700	Integrated Device
171,500	LifePoint Hospitals, Inc. #	$5,827,570		Technology, Inc. #	$3,853,611
289,700	Lincare Holdings, Inc. #	11,399,695	148,100	International Rectifier
150,400	Omnicare, Inc. *	6,044,576		Corporation #*	6,180,213
97,800	Patterson Companies, Inc. #	3,678,258	257,600	Intersil Corporation	6,069,056
93,600	ResMed, Inc. #*	4,921,488	368,800	Juniper Networks, Inc. #	6,682,656
106,600	Sepracor, Inc. #*	6,082,596	311,300	Marvell Technology
63,200	Shire Pharmaceuticals			Group, Ltd. #	5,693,677
	Group plc ADR	4,011,936	90,300	MEMC Electronic
93,100	Sierra Health Services, Inc. #	3,742,620		Materials, Inc. #	4,731,720
203,400	St. Jude Medical, Inc. #	8,697,384	75,400	NDS Group plc ADR #	3,570,944
65,900	Universal Health Services, Inc.	3,817,587	118,800	Paychex, Inc.	4,753,188
74,600	Varian Medical Systems, Inc. #	3,441,298	159,900	Red Hat, Inc. #	3,634,527
81,400	Vertex Pharmaceuticals, Inc. #*	2,877,490	78,200	Salesforce.com, Inc. #*	3,427,506
85,700	WebMD Health Corporation #*	4,229,295	806,500	STATS ChipPAC, Ltd. ADR #*	6,742,340

	Total Health Care	139,886,533	244,800	Sybase, Inc. #	6,337,872

			158,200	Synopsys, Inc. #	4,208,120
Industrials (4.6%)			571,700	Tellabs, Inc. #	5,757,019
308,000	ChoicePoint, Inc. #	11,854,920	128,800	Varian Semiconductor
500,400	Cintas Corporation	20,591,460		Equipment Associates, Inc. #	5,300,120
70,500	Flowserve Corporation #	3,741,435	264,300	Vishay Intertechnology, Inc. #	3,472,902
123,100	Laidlaw International, Inc.	3,657,301	253,500	Western Digital Corporation #	4,968,600
233,600	Southwest Airlines Company	3,527,360	409,700	Wind River Systems, Inc. #	4,064,224
118,600	Stericycle, Inc. #*	9,132,200	131,900	Xilinx, Inc.	3,205,170

	Total Industrials	52,504,676		Total Information

				Technology	177,651,694

Information Technology (15.4%)
325,400	Advanced Micro Devices, Inc. #*	5,059,970	Materials (15.7%)
433,100	Alcatel-Lucent ADR	5,630,300	575,900	Ball Corporation	26,675,688
64,800	Alliance Data Systems		712,100	Bemis Company, Inc.	24,147,311
	Corporation #	4,401,864	230,300	Commercial Metals Company	6,243,433
45,300	Amphenol Corporation	3,067,716	1,283,500	Crown Holdings, Inc. #	28,326,845
244,300	Arrow Electronics, Inc. #	8,611,575	65,000	Freeport-McMoRan Copper &
1,174,300	Brocade Communications #*	10,075,494		Gold, Inc.	3,738,150
232,700	Cadence Design Systems, Inc. #	4,398,030	592,300	Lubrizol Corporation	30,515,296
41,200	CDW Corporation *	2,643,804	1,466,600	Owens-Illinois, Inc. #	32,646,516
142,500	CheckFree Corporation #	5,903,775	108,800	Pactiv Corporation #	3,529,472
846,100	Compuware Corporation #	7,589,517	193,300	Sealed Air Corporation *	12,738,470
76,800	Diebold, Inc. *	3,559,680	271,200	Silgan Holdings, Inc.	12,700,296

228,800	Electronic Data Systems			Total Materials	181,261,477

	Corporation	6,019,728
143,200	Fair Isaac Corporation	5,702,224	Telecommunications Services (1.3%)
112,612	Fidelity National Information		1,037,200	Cincinnati Bell, Inc. #	5,040,792
	Services, Inc.	4,788,262	140,800	NII Holdings, Inc. #	10,391,040

80,000	FormFactor, Inc. #*	3,252,000		Total Telecommunications
84,500	Harris Corporation *	4,294,290		Services	15,431,832

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

37

Mid Cap Stock Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (93.5%)	Value	Shares	Common Stock (93.5%)	Value

Utilities (6.6%)			146,900	Vectren Corporation	$4,130,828
76,100	AGL Resources, Inc.	$2,990,730	145,900	WGL Holdings, Inc.	4,614,817
154,600	Alliant Energy Corporation *	5,619,710	153,800	Wisconsin Energy Corporation	7,160,928

374,400	Aqua America, Inc. *	8,315,424	Total Utilities		76,138,379

1,081,000	CMS Energy Corporation #	18,041,890

96,200	Pepco Holdings, Inc.	2,460,796	Total Common Stock
422,300	PPL Corporation	15,033,880	(cost $962,903,242)		1,077,124,008

190,800	SCANA Corporation	7,769,376

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (13.4%)		Rate (+)	Date	Value

154,654,496 Thrivent Financial Securities Lending Trust			5.330%	N/A	$154,654,496

		Total Collateral Held for Securities Loaned
		(cost $154,654,496)			154,654,496

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (9.3%)		Rate (+)	Date	Value

$12,000,000 Aspen Funding Corporation			5.270%	2/20/2007	$11,966,623
28,345,000 Corporate Asset Finance Company, LLC			5.280	2/1/2007	28,345,000
3,000,000 Curzon Funding, LLC			5.255	3/13/2007	2,982,483
10,480,000 Regency Markets No. 1, LLC			5.270	2/2/2007	10,478,466
22,155,621 Thrivent Money Market Fund			5.040	N/A	22,155,621
23,500,000 Total Capital SA			5.240	2/1/2007	23,500,000
7,683,000 Triple A-1 Funding Corporation			5.270	2/26/2007	7,654,882

		Total Short-Term Investments (at amortized cost)			107,083,075

		Total Investments (cost $1,224,640,813) 116.2%			$1,338,861,579

		Other Assets and Liabilities, Net (16.2%)			(186,622,316)

		Total Net Assets 100.0%			$1,152,239,263

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$126,781,264
Gross unrealized depreciation	(12,560,498)

Net unrealized appreciation (depreciation)	$114,220,766
Cost for federal income tax purposes	$1,224,640,813

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

38

Mid Cap Index Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (98.1%)	Value	Shares	Common Stock (98.1%)	Value

Consumer Discretionary (15.3%)			2,700	Laureate Education, Inc. #*	$162,918
2,500	99 Cents Only Stores #*	$37,125	3,660	Lear Corporation *	123,928
4,770	Abercrombie & Fitch Company ‡	379,406	2,470	Lee Enterprises, Inc. *	82,078
5,600	Advance Auto Parts, Inc. ‡	212,520	1,900	M.D.C. Holdings, Inc. *	110,713
2,800	Aeropostale, Inc. #*	100,632	1,210	Media General, Inc. *	48,412
10,650	American Eagle Outfitters, Inc. ‡	344,847	1,650	Modine Manufacturing Company	43,164
2,900	American Greetings Corporation *	69,658	2,860	Mohawk Industries, Inc. #*	235,721
3,900	AnnTaylor Stores Corporation #*	134,550	6,100	O’Reilly Automotive, Inc. #*	212,951
3,950	Applebee’s International, Inc.	99,698	4,060	OSI Restaurant Partners, Inc.	160,329
3,817	ArvinMeritor, Inc. *	73,477	3,700	Pacific Sunwear of
680	Bandag, Inc. *	34,646		California, Inc. #*	72,520
2,660	Barnes & Noble, Inc.	103,554	3,470	Payless ShoeSource, Inc. #	117,806
2,000	Beazer Homes USA, Inc. *	87,020	7,200	PETsMART, Inc.	219,888
4,610	Belo Corporation *	86,299	3,200	Polo Ralph Lauren Corporation	262,560
1,310	Blyth, Inc. *	27,235	5,090	Reader’s Digest Association, Inc. *	85,970
1,910	Bob Evans Farms, Inc. *	64,883	2,400	Regis Corporation	100,296
3,260	Borders Group, Inc. *	68,395	3,700	Rent-A-Center, Inc. #	109,002
3,140	BorgWarner, Inc.	215,216	7,500	Ross Stores, Inc. *	242,925
2,200	Boyd Gaming Corporation	104,654	3,200	Ruby Tuesday, Inc. *	91,552
6,562	Brinker International, Inc.	207,031	2,300	Ryland Group, Inc. *	129,214
3,250	Callaway Golf Company *	53,690	7,410	Saks, Inc. *	139,012
5,000	Career Education Corporation #*	143,350	1,480	Scholastic Corporation #	52,318
5,700	CarMax, Inc. #*	327,351	3,600	Scientific Games Corporation #*	111,744
1,900	Catalina Marketing Corporation *	54,245	3,000	Sotheby’s Holdings, Inc. *	111,240
1,300	CBRL Group, Inc. *	60,957	800	Strayer Education, Inc. *	91,016
6,600	Charming Shoppes, Inc. #*	86,592	1,800	Thor Industries, Inc.	76,068
4,200	Cheesecake Factory, Inc. #*	116,046	2,600	Timberland Company #*	78,442
9,300	Chico’s FAS, Inc. #*	194,184	6,800	Toll Brothers, Inc. #*	230,044
5,060	Claire’s Stores, Inc. *	174,064	3,200	Tupperware Corporation *	74,656
3,200	Coldwater Creek, Inc. #*	59,680	6,000	Urban Outfitters, Inc. #*	146,400
4,600	Corinthian Colleges, Inc. #*	60,076	2,460	Valassis Communications, Inc. #*	37,810
3,090	DeVry, Inc. *	87,014	300	Washington Post Company *	228,810
2,000	Dick’s Sporting Goods, Inc. #*	102,980	3,750	Westwood One, Inc. *	25,988
5,470	Dollar Tree Stores, Inc. #	172,086	6,060	Williams-Sonoma, Inc. *	212,100

1,600	Entercom Communications			Total Consumer
	Corporation	45,104		Discretionary	9,592,174

8,300	Foot Locker, Inc.	186,252
2,520	Furniture Brands		Consumer Staples (2.3%)
	International, Inc. *	42,008	4,200	Alberto-Culver Company	96,054
4,100	GameStop Corporation #*	219,063	3,420	BJ’s Wholesale Club, Inc. #*	104,447
7,600	Gentex Corporation *	132,924	3,480	Church & Dwight
5,100	Hanesbrands, Inc. #	130,458		Company, Inc. *	157,679
2,520	Harte-Hanks, Inc.	68,317	3,050	Energizer Holdings, Inc. #*	259,952
2,000	Hovnanian Enterprises, Inc. #*	66,580	3,300	Hansen Natural Corporation #*	125,697
1,950	International Speedway Corporation	101,848	3,900	Hormel Foods Corporation	147,810
1,800	ITT Educational Services, Inc. #	139,680	2,988	J.M. Smucker Company	141,900
2,400	John Wiley and Sons, Inc.	89,184	1,230	Lancaster Colony Corporation *	53,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

39

Mid Cap Index Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (98.1%)	Value	Shares	Common Stock (98.1%)	Value

Consumer Staples — continued			8,200	Colonial BancGroup, Inc.	$201,228
3,260	PepsiAmericas, Inc. *	$71,883	3,200	Cullen/Frost Bankers, Inc.	171,296
2,090	Ruddick Corporation *	58,102	5,800	Developers Diversified Realty
5,300	Smithfield Foods, Inc. #*	139,178		Corporation *	389,296
1,410	Tootsie Roll Industries, Inc. *	44,725	6,700	Eaton Vance Corporation *	229,810
1,440	Universal Corporation	69,595	3,490	Everest Re Group, Ltd.	326,664

	Total Consumer Staples	1,470,822	11,672	Fidelity National Financial, Inc. *	277,093

			5,200	First American Corporation *	220,376
Energy (7.0%)			5,900	First Niagara Financial
7,600	Arch Coal, Inc.	225,872		Group, Inc. *	85,491
5,900	Cameron International		4,350	FirstMerit Corporation *	97,962
	Corporation #	309,750	2,800	Greater Bay Bancorp	78,232
4,300	Cimarex Energy Company	161,164	2,760	Hanover Insurance Group, Inc.	132,618
6,400	Denbury Resources, Inc. #	177,280	5,900	HCC Insurance Holdings, Inc.	184,080
2,900	Encore Acquisition Company #	75,255	3,000	Highwoods Properties, Inc.	131,100
3,600	FMC Technologies, Inc. #*	222,948	2,350	Horace Mann Educators
2,900	Forest Oil Corporation #*	92,568		Corporation	46,600
6,920	Grant Prideco, Inc. #	271,126	4,800	Hospitality Properties Trust	234,240
5,490	Hanover Compressor Company #*	106,232	3,700	IndyMac Bancorp, Inc. *	143,893
5,540	Helmerich & Payne, Inc.	148,638	3,500	Investors Financial Services
6,900	Newfield Exploration Company #	295,389		Corporation *	163,695
9,340	Noble Energy, Inc.	498,849	5,400	Jefferies Group, Inc.	159,084
1,490	Overseas Shipholding Group, Inc. *	92,574	8,600	Leucadia National Corporation *	235,296
8,400	Patterson-UTI Energy, Inc. *	202,860	4,800	Liberty Property Trust	248,352
6,550	Pioneer Natural		3,578	Longview Fibre Company	75,066
	Resources Company	268,550	3,900	Macerich Company	372,567
4,000	Plains Exploration &		3,400	Mack-Cali Realty Corporation	189,176
	Production Company #	192,960	6,670	Mercantile Bankshares
3,100	Pogo Producing Company *	153,605		Corporation *	314,224
8,700	Pride International, Inc. #	250,647	1,900	Mercury General Corporation	99,104
2,900	Quicksilver Resources, Inc. #*	115,014	5,600	New Plan Excel Realty Trust, Inc. *	163,072
8,900	Southwestern Energy Company #	342,294	13,810	New York Community
3,010	Tidewater, Inc. *	155,226		Bancorp, Inc. *	233,251

	Total Energy	4,358,801	4,200	Nuveen Investments *	207,900

			3,210	Ohio Casualty Corporation	94,823
Financials (17.8%)			12,206	Old Republic International
3,960	A.G. Edwards, Inc.	262,192		Corporation	272,194
4,700	AMB Property Corporation ‡	285,995	4,640	PMI Group, Inc.	221,885
3,750	American Financial Group, Inc. *	132,450	2,055	Potlatch Corporation *	97,017
6,100	AmeriCredit Corporation #*	165,554	3,650	Protective Life Corporation	178,594
5,200	Arthur J. Gallagher & Company *	149,084	4,400	Radian Group, Inc. *	264,968
6,978	Associated Banc-Corp	238,089	4,825	Raymond James Financial, Inc.	154,014
4,620	Astoria Financial Corporation	136,706	4,028	Rayonier, Inc. REIT	174,010
2,670	Bank of Hawaii Corporation	139,774	3,600	Regency Centers Corporation	313,560
6,100	Brown & Brown, Inc.	172,752	3,400	SEI Investments Company	211,922
2,800	Cathay General Bancorp *	97,048	2,800	StanCorp Financial Group, Inc.	133,980
2,300	City National Corporation	165,439	1,800	SVB Financial Group #*	83,970

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

40

Mid Cap Index Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (98.1%)	Value	Shares	Common Stock (98.1%)	Value

Financials — continued			4,120	Perrigo Company	$71,194
6,080	TCF Financial Corporation *	$154,310	5,500	Pharmaceutical Product
7,200	United Dominion Realty			Development, Inc.	189,750
	Trust, Inc. *	236,088	2,800	Psychiatric Solutions, Inc. #	109,032
2,190	Unitrin, Inc.	112,150	4,100	ResMed, Inc. #	215,578
8,950	W.R. Berkley Corporation	296,156	5,820	Sepracor, Inc. #*	332,089
4,500	Waddell & Reed Financial, Inc.	115,515	3,370	STERIS Corporation	87,081
4,796	Washington Federal, Inc.	111,219	2,100	Techne Corporation #	121,884
3,050	Webster Financial Corporation	151,951	4,600	Triad Hospitals, Inc. #	195,500
4,000	Weingarten Realty Investors	198,040	2,800	Universal Health Services, Inc.	162,204
1,810	Westamerica Bancorporation *	90,228	4,870	Valeant Pharmaceuticals
3,840	Wilmington Trust Corporation	161,011		International *	85,858

	Total Financials	11,183,454	6,900	Varian Medical Systems, Inc. #	318,297

			1,600	Varian, Inc. #	85,616
Health Care (10.5%)			4,400	VCA Antech, Inc. #	147,928
3,256	Advanced Medical Optics, Inc. #*	119,658	1,700	Ventana Medical Systems, Inc. #*	71,570
3,700	Affymetrix, Inc. #*	92,352	6,700	Vertex Pharmaceuticals, Inc. #	236,845

2,340	Apria Healthcare Group, Inc. #*	64,982		Total Health Care	6,587,592

3,300	Beckman Coulter, Inc. ‡	212,916
3,300	Cephalon, Inc. #*	238,953	Industrials (15.9%)
3,600	Charles River Laboratories		4,830	Adesa, Inc. ‡	140,167
	International, Inc. #	162,000	4,810	AGCO Corporation #‡	163,396
5,000	Community Health		4,900	AirTran Holdings, Inc. #*	54,243
	Systems, Inc. #*	178,750	2,120	Alaska Air Group, Inc. #*	90,842
3,490	Covance, Inc. #	215,158	2,350	Alexander & Baldwin, Inc. *	116,184
6,000	Cytyc Corporation #	173,520	1,800	Alliant Techsystems, Inc. #*	145,800
8,120	Dentsply International, Inc.	250,421	5,560	AMETEK, Inc.	192,710
3,090	Edwards Lifesciences		5,300	Avis Budget Group, Inc. *	134,938
	Corporation #	158,084	2,540	Brink’s Company	157,861
2,700	Gen-Probe, Inc. #*	139,644	9,240	C.H. Robinson Worldwide, Inc.	490,182
6,140	Health Net, Inc. #	299,079	1,560	Carlisle Companies, Inc.	127,046
4,700	Henry Schein, Inc. #	238,619	4,233	ChoicePoint, Inc. #	162,928
3,330	Hillenbrand Industries, Inc.	189,843	2,610	Con-way, Inc.	129,821
2,000	Intuitive Surgical, Inc. #*	196,820	3,700	Copart, Inc. #	108,928
2,600	Invitrogen Corporation #	159,198	2,100	Corporate Executive Board
3,100	LifePoint Hospitals, Inc. #	105,338		Company *	190,533
4,900	Lincare Holdings, Inc. #	192,815	2,800	Crane Company	108,724
1,800	Martek Biosciences		2,700	Deluxe Corporation	80,784
	Corporation #*	41,958	3,680	Donaldson Company, Inc. *	129,610
3,000	Medicis Pharmaceutical		2,100	DRS Technologies, Inc.	116,340
	Corporation *	113,790	3,200	Dun & Bradstreet Corporation #	272,000
16,238	Millennium		11,300	Expeditors International of
	Pharmaceuticals, Inc. #*	180,242		Washington, Inc. *	482,397
6,480	Omnicare, Inc. *	260,431	6,680	Fastenal Company *	249,030
1,800	Par Pharmaceutical		2,580	Federal Signal Corporation *	42,364
	Companies, Inc. #	47,484	3,020	Flowserve Corporation #*	160,271
6,100	PDL BioPharma, Inc. #*	125,111	2,800	GATX Corporation	127,680

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

41

Mid Cap Index Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (98.1%)	Value	Shares	Common Stock (98.1%)	Value

Industrials — continued			1,100	Advent Software, Inc. #*	$39,325
3,650	Graco, Inc. *	$148,810	3,500	Alliance Data Systems
1,845	Granite Construction, Inc. *	98,818		Corporation #*	237,755
2,240	Harsco Corporation	192,371	4,600	Amphenol Corporation ‡	311,512
3,470	Herman Miller, Inc.	130,472	8,500	Andrew Corporation #*	90,270
2,610	HNI Corporation *	126,689	6,520	Arrow Electronics, Inc. #‡	229,830
3,230	Hubbell, Inc. *	155,686	22,860	Atmel Corporation #*‡	136,703
3,140	Jacobs Engineering Group, Inc. #*	284,327	6,840	Avnet, Inc. #	212,382
5,600	JB Hunt Transport Services, Inc.	140,728	2,660	Avocent Corporation #	91,876
9,400	JetBlue Airways Corporation #*	128,592	6,400	BISYS Group, Inc. #*	81,728
6,250	Joy Global, Inc.	290,438	14,880	Cadence Design Systems, Inc. #*	281,232
1,300	Kelly Services, Inc. *	40,313	3,240	CDW Corporation ‡	207,911
2,060	Kennametal, Inc.	127,308	7,400	Ceridian Corporation #*	221,778
2,200	Korn/Ferry International #*	52,536	4,690	CheckFree Corporation #*	194,307
2,200	Lincoln Electric Holdings, Inc.	133,694	3,230	CommScope, Inc. #*	104,361
4,540	Manpower, Inc.	331,102	4,200	Cree, Inc. #*	64,596
1,700	Mine Safety Appliances Company *	65,195	2,540	CSG Systems International, Inc. #	63,703
2,900	MSC Industrial Direct		7,610	Cypress Semiconductor
	Company, Inc. *	125,251		Corporation #*	140,404
2,900	Navigant Consulting, Inc. #*	60,262	3,500	Diebold, Inc. *	162,225
1,880	Nordson Corporation	97,234	3,060	DST Systems, Inc. #	215,669
4,000	Oshkosh Truck Corporation	211,200	2,200	Dycom Industries, Inc. #*	49,786
5,320	Pentair, Inc. *	165,771	2,100	F5 Networks, Inc. #*	150,024
7,240	Precision Castparts Corporation	643,562	3,050	Fair Isaac Corporation	121,451
6,290	Quanta Services, Inc. #*	129,385	6,500	Fairchild Semiconductor
6,000	Republic Services, Inc.	259,500		International, Inc. #*	115,765
1,762	Rollins, Inc. *	38,447	3,100	Gartner Group, Inc. #	67,766
4,700	Roper Industries, Inc. *	244,024	3,700	Global Payments, Inc.	139,712
390	Sequa Corporation #*	49,136	7,080	Harris Corporation *	359,806
3,040	SPX Corporation *	213,378	1,800	Imation Corporation	78,318
2,400	Stericycle, Inc. #*	184,800	7,400	Ingram Micro, Inc. #	144,374
2,830	Swift Transportation		10,590	Integrated Device
	Company, Inc. #	86,372		Technology, Inc. #	160,227
2,120	Teleflex, Inc.	141,574	3,900	International Rectifier
2,700	Thomas & Betts Corporation #	129,303		Corporation #*	162,747
5,000	Timken Company	143,050	7,400	Intersil Corporation	174,344
4,195	Trinity Industries, Inc. *	160,459	4,200	Jack Henry &
3,500	United Rentals, Inc. #*	90,125		Associates, Inc. *	89,628
2,700	Werner Enterprises, Inc. *	51,327	4,600	KEMET Corporation #*	34,684
3,100	YRC Worldwide, Inc. #*	137,485	7,600	Lam Research Corporation #*	348,156

	Total Industrials	9,983,503	6,100	Lattice Semiconductor

				Corporation #*	35,746
Information Technology (15.1%)			2,700	Macrovision Corporation #	66,771
21,100	3Com Corporation #*	82,290	8,480	McAfee, Inc. #*	248,125
13,300	Activision, Inc. #*	226,499	8,900	MEMC Electronic
3,630	Acxiom Corporation	82,401		Materials, Inc. #*	466,360
3,360	ADTRAN, Inc. *	74,458	4,340	Mentor Graphics Corporation #*	80,724

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

42

Mid Cap Index Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (98.1%)	Value	Shares	Common Stock (98.1%)	Value

Information Technology — continued			11,200	Lyondell Chemical Company *	$354,144
3,110	Micrel, Inc. #	$31,442	2,500	Martin Marietta Materials, Inc.	288,550
11,435	Microchip Technology, Inc. *	397,481	1,170	Minerals Technologies, Inc. *	67,942
4,500	MoneyGram International, Inc.	134,955	3,880	Olin Corporation	65,339
5,420	MPS Group, Inc. #	81,192	4,400	Packaging Corporation of America	100,496
3,050	National Instruments Corporation	87,870	3,400	Reliance Steel & Aluminum
2,100	Newport Corporation #	41,916		Company *	141,576
5,500	Palm, Inc. #*	76,065	6,290	RPM International, Inc. *	146,117
5,900	Parametric Technology		2,500	Scotts Company *	133,925
	Corporation #	116,938	2,520	Sensient Technologies Corporation	62,194
2,500	Plantronics, Inc. *	49,250	5,240	Sonoco Products Company	201,740
2,400	Plexus Corporation #*	40,320	4,800	Steel Dynamics, Inc.	188,208
4,700	Polycom, Inc. #	158,014	5,420	Valspar Corporation	152,736
6,920	Powerwave Technologies, Inc. #*	40,413	3,800	Worthington Industries, Inc. *	72,884

10,200	RF Micro Devices, Inc. #*	78,744		Total Materials	3,689,447

3,960	Semtech Corporation #*	54,252
2,900	Silicon Laboratories, Inc. #*	93,119	Telecommunications Services (0.6%)
2,200	SRA International, Inc. #*	55,660	13,110	Cincinnati Bell, Inc. #	63,715
4,860	Sybase, Inc. #	125,825	5,510	Telephone and Data Systems, Inc.	308,284

7,580	Synopsys, Inc. #	201,628		Total Telecommunications
2,840	Tech Data Corporation #	105,478		Services	371,999

2,080	Transaction Systems
	Architects, Inc. #*	75,192	Utilities (7.7%)
7,279	TriQuint Semiconductor, Inc. #*	34,211	4,260	AGL Resources, Inc. ‡	167,418
5,600	UTStarcom, Inc. #*	49,448	6,170	Alliant Energy Corporation ‡	224,280
5,200	ValueClick, Inc. #*	132,704	6,966	Aqua America, Inc. *	154,715
9,870	Vishay Intertechnology, Inc. #	129,692	19,890	Aquila, Inc. #*	90,102
11,800	Western Digital Corporation #	231,280	1,880	Black Hills Corporation *	69,692
4,100	Wind River Systems, Inc. #	40,672	6,020	DPL, Inc. *	172,654
3,700	Zebra Technologies Corporation #*	128,279	4,670	Duquesne Light Holdings, Inc.	93,447

	Total Information		7,950	Energy East Corporation	190,959
	Technology	9,439,769	6,400	Equitable Resources, Inc.	276,800

			4,430	Great Plains Energy, Inc.	138,792
Materials (5.9%)			4,440	Hawaiian Electric Industries, Inc. *	118,948
4,190	Airgas, Inc. ‡	174,388	2,420	IDACORP, Inc. *	89,419
2,090	Albemarle Corporation ‡	162,978	9,625	MDU Resources Group, Inc.	248,806
3,040	Bowater, Inc. *	83,205	4,460	National Fuel Gas Company *	181,477
3,470	Cabot Corporation	155,248	8,160	Northeast Utilities
12,770	Chemtura Corporation *	147,110		Service Company	225,624
6,300	Commercial Metals Company	170,793	5,640	NSTAR	188,376
2,150	Cytec Industries, Inc.	125,173	4,860	OGE Energy Corporation	188,179
2,290	Ferro Corporation	48,800	5,800	ONEOK, Inc.	248,878
2,700	Florida Rock Industries, Inc. *	133,515	10,155	Pepco Holdings, Inc.	259,765
2,000	FMC Corporation	155,700	3,960	PNM Resources, Inc.	120,701
2,460	Glatfelter Company *	39,827	6,220	Puget Energy, Inc.	152,763
5,600	Louisiana-Pacific Corporation	128,296	6,190	SCANA Corporation	252,057
3,660	Lubrizol Corporation	188,563	11,770	Sierra Pacific Resources #	200,325

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

43

Mid Cap Index Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (98.1%)	Value		Shares	Common Stock (98.1%)		Value

Utilities — continued				6,220	Wisconsin Energy Corporation		$289,603
4,220	Vectren Corporation	$118,666		2,400	WPS Resources Corporation *		127,320

4,600	Westar Energy, Inc.	122,176			Total Utilities		4,800,190

2,790	WGL Holdings, Inc. *	88,248

					Total Common Stock
					(cost $43,913,835)		61,477,751

					Interest	Maturity
Shares	Collateral Held for Securities Loaned (25.1%)				Rate (+)	Date	Value

15,690,897	Thrivent Financial Securities Lending Trust				5.330%	N/A	$15,690,897

		Total Collateral Held for Securities Loaned
		(cost $15,690,897)					15,690,897

Shares or
Principal					Interest	Maturity
Amount	Short-Term Investments (2.1%)				Rate (+)	Date	Value

$125,000	Federal National Mortgage Association ‡				5.170%	2/7/2007	$124,892
1,216,005	Thrivent Money Market Fund				5.040	N/A	1,216,005

		Total Short-Term Investments (at amortized cost)					1,340,897

		Total Investments (cost $60,945,629) 125.3%					78,509,545

		Other Assets and Liabilities, Net (25.3%)					(15,874,200)

		Total Net Assets 100.0%					$62,635,345

			Number of		Notional
			Contracts	Expiration	Principal		Unrealized
Futures			Long/(Short)	Date	Amount	Value	Gain/(Loss)

S&P 400 Mini-Futures			16	March 2007	$1,316,549	$1,339,040	$22,491

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At January 31, 2007, $124,892 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $3,227,468 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT – Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$19,530,696
Gross unrealized depreciation	(1,966,774)

Net unrealized appreciation (depreciation)	$17,563,916
Cost for federal income tax purposes	$60,945,629

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

44

Mid Cap Index Fund-I
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (97.1%)	Value	Shares	Common Stock (97.1%)	Value

Consumer Discretionary (15.0%)			2,500	Gentex Corporation *	$43,725
866	99 Cents Only Stores #*	$12,860	1,800	Hanesbrands, Inc. #*	46,044
1,475	Abercrombie & Fitch Company ‡	117,322	835	Harte-Hanks, Inc.	22,637
1,850	Advance Auto Parts, Inc. ‡	70,208	700	Hovnanian Enterprises, Inc. #*	23,303
800	Aeropostale, Inc. #	28,752	555	International Speedway
3,521	American Eagle Outfitters,			Corporation	28,988
	Inc. *‡	114,010	500	ITT Educational
1,000	American Greetings			Services, Inc. #	38,800
	Corporation *	24,020	700	John Wiley and Sons, Inc.	26,012
1,200	AnnTaylor Stores		1,000	Laureate Education, Inc. #*	60,340
	Corporation #*	41,400	1,275	Lear Corporation *	43,172
1,200	Applebee’s International, Inc.	30,288	760	Lee Enterprises, Inc. *	25,255
1,286	ArvinMeritor, Inc. *	24,756	600	M.D.C. Holdings, Inc. *	34,962
280	Bandag, Inc. *	14,266	435	Media General, Inc.	17,404
995	Barnes & Noble, Inc.	38,735	640	Modine Manufacturing Company	16,742
800	Beazer Homes USA, Inc. *	34,808	1,020	Mohawk Industries, Inc. #*	84,068
1,515	Belo Corporation *	28,361	2,100	O’Reilly Automotive, Inc. #*	73,311
415	Blyth, Inc. *	8,628	1,445	OSI Restaurant
720	Bob Evans Farms, Inc.	24,458		Partners, Inc. *	57,063
1,065	Borders Group, Inc. *	22,344	1,300	Pacific Sunwear of
1,140	BorgWarner, Inc.	78,136		California, Inc. #*	25,480
800	Boyd Gaming Corporation	38,056	1,125	Payless ShoeSource, Inc. #	38,194
2,235	Brinker International, Inc.	70,514	2,400	PETsMART, Inc. *	73,296
1,050	Callaway Golf Company *	17,346	1,100	Polo Ralph Lauren Corporation	90,255
1,800	Career Education		1,815	Reader’s Digest
	Corporation #*	51,606		Association, Inc. *	30,655
1,900	CarMax, Inc. #*	109,117	900	Regis Corporation *	37,611
700	Catalina Marketing		1,200	Rent-A-Center, Inc. #	35,352
	Corporation *	19,985	2,620	Ross Stores, Inc. *	84,862
480	CBRL Group, Inc. *	22,507	1,000	Ruby Tuesday, Inc. *	28,610
2,300	Charming Shoppes, Inc. #	30,176	700	Ryland Group, Inc. *	39,326
1,350	Cheesecake Factory, Inc. #*	37,300	2,535	Saks, Inc. *	47,557
3,100	Chico’s FAS, Inc. #*	64,728	510	Scholastic Corporation #	18,028
1,680	Claire’s Stores, Inc.	57,792	1,300	Scientific Games
1,100	Coldwater Creek, Inc. #*	20,515		Corporation #*	40,352
1,500	Corinthian Colleges, Inc. #*	19,590	1,005	Sotheby’s Holdings, Inc. *	37,265
995	DeVry, Inc. *	28,019	300	Strayer Education, Inc. *	34,131
700	Dick’s Sporting Goods, Inc. #	36,043	700	Thor Industries, Inc. *	29,582
1,902	Dollar Tree Stores, Inc. #	59,837	900	Timberland Company #	27,153
600	Entercom Communications		2,200	Toll Brothers, Inc. #*	74,426
	Corporation *	16,914	1,100	Tupperware Corporation *	25,663
2,900	Foot Locker, Inc. *	65,076	2,000	Urban Outfitters, Inc. #*	48,800
800	Furniture Brands		775	Valassis
	International, Inc. *	13,336		Communications, Inc. #	11,912
1,300	GameStop Corporation #*	69,459	100	Washington Post Company *	76,270

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

45

Mid Cap Index Fund-I
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (97.1%)	Value	Shares	Common Stock (97.1%)	Value

Consumer Discretionary — continued			2,900	Pride International, Inc. #	$83,549
1,260	Westwood One, Inc. *	$8,732	900	Quicksilver Resources, Inc. #*	35,694
1,970	Williams-Sonoma, Inc. *	68,950	3,100	Southwestern Energy Company #*	119,226

	Total Consumer		980	Tidewater, Inc. *	50,539

	Discretionary	3,235,556		Total Energy	1,482,918

Consumer Staples (2.3%)			Financials (17.7%)
1,400	Alberto-Culver Company	32,018	1,475	A.G. Edwards, Inc.	97,660
1,130	BJ’s Wholesale Club, Inc. #*	34,510	1,500	AMB Property Corporation ‡	91,275
1,265	Church & Dwight		1,100	American Financial Group, Inc.	38,852
	Company, Inc. *‡	57,317	1,900	AmeriCredit Corporation #*	51,566
1,000	Energizer Holdings, Inc. #*	85,230	1,800	Arthur J. Gallagher &
1,200	Hansen Natural Corporation #*	45,708		Company *	51,606
1,325	Hormel Foods Corporation	50,218	2,444	Associated Banc-Corp ‡	83,389
995	J.M. Smucker Company	47,253	1,545	Astoria Financial
445	Lancaster Colony Corporation *	19,464		Corporation *	45,717
1,110	PepsiAmericas, Inc. *	24,476	985	Bank of Hawaii Corporation	51,565
680	Ruddick Corporation	18,904	2,000	Brown & Brown, Inc. *	56,640
1,800	Smithfield Foods, Inc. #*	47,268	900	Cathay General Bancorp *	31,194
384	Tootsie Roll		810	City National Corporation *	58,263
	Industries, Inc. *	12,180	2,700	Colonial BancGroup, Inc. *	66,258
550	Universal Corporation *	26,582	1,100	Cullen/Frost Bankers, Inc.	58,883

	Total Consumer Staples	501,128	2,000	Developers Diversified Realty

				Corporation *	134,240
Energy (6.9%)			2,400	Eaton Vance Corporation *	82,320
2,500	Arch Coal, Inc. *	74,300	1,105	Everest Re Group, Ltd.	103,428
2,100	Cameron International		4,085	Fidelity National
	Corporation #*	110,250		Financial, Inc.	96,978
1,500	Cimarex Energy Company *	56,220	1,700	First American Corporation *	72,046
2,200	Denbury Resources, Inc. #	60,940	2,100	First Niagara Financial
1,000	Encore Acquisition Company #	25,950		Group, Inc. *	30,429
1,300	FMC Technologies, Inc. #	80,509	1,470	FirstMerit Corporation *	33,104
900	Forest Oil Corporation #*	28,728	1,000	Greater Bay Bancorp	27,940
2,230	Grant Prideco, Inc. #*	87,371	965	Hanover Insurance Group, Inc.	46,368
1,810	Hanover Compressor Company #*	35,024	1,950	HCC Insurance Holdings, Inc.	60,840
1,850	Helmerich & Payne, Inc. *	49,636	1,100	Highwoods Properties, Inc. *	48,070
2,400	Newfield Exploration Company #	102,744	730	Horace Mann Educators
3,080	Noble Energy, Inc.	164,503		Corporation *	14,476
570	Overseas Shipholding		1,500	Hospitality Properties Trust	73,200
	Group, Inc. *	35,414	1,300	IndyMac Bancorp, Inc. *	50,557
2,800	Patterson-UTI Energy, Inc.	67,620	1,100	Investors Financial Services
2,260	Pioneer Natural			Corporation *	51,447
	Resources Company	92,660	1,800	Jefferies Group, Inc.	53,028
1,400	Plains Exploration &		3,000	Leucadia National
	Production Company #	67,536		Corporation *	82,080
1,100	Pogo Producing Company *	54,505	1,700	Liberty Property Trust	87,958

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

46

Mid Cap Index Fund-I
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (97.1%)	Value	Shares	Common Stock (97.1%)	Value

Financials — continued			1,200	Cephalon, Inc. #*	$86,892
1,285	Longview Fibre Company *	$26,959	1,200	Charles River Laboratories
1,400	Macerich Company	133,742		International, Inc. #	54,000
1,200	Mack-Cali Realty Corporation	66,768	1,800	Community Health
2,185	Mercantile Bankshares			Systems, Inc. #	64,350
	Corporation	102,935	1,070	Covance, Inc. #	65,966
700	Mercury General Corporation	36,512	2,100	Cytyc Corporation #	60,732
1,900	New Plan Excel Realty		2,664	Dentsply International, Inc.	82,158
	Trust, Inc.	55,328	1,000	Edwards Lifesciences
4,700	New York Community			Corporation #	51,160
	Bancorp, Inc. *	79,383	1,000	Gen-Probe, Inc. #*	51,720
1,500	Nuveen Investments *	74,250	2,150	Health Net, Inc. #	104,726
1,115	Ohio Casualty Corporation	32,937	1,600	Henry Schein, Inc. #	81,232
4,121	Old Republic International		1,130	Hillenbrand Industries, Inc.	64,421
	Corporation	91,898	700	Intuitive Surgical, Inc. #*	68,887
1,570	PMI Group, Inc.	75,077	800	Invitrogen Corporation #*	48,984
718	Potlatch Corporation *	33,916	1,100	LifePoint Hospitals, Inc. #	37,378
1,255	Protective Life Corporation	61,407	1,730	Lincare Holdings, Inc. #*	68,076
1,500	Radian Group, Inc. *	90,330	600	Martek Biosciences
1,650	Raymond James Financial, Inc.	52,668		Corporation #*	13,986
1,483	Rayonier, Inc. REIT	64,066	900	Medicis Pharmaceutical
1,300	Regency Centers Corporation	113,230		Corporation *	34,137
1,100	SEI Investments Company	68,563	5,522	Millennium
1,000	StanCorp Financial Group, Inc.	47,850		Pharmaceuticals, Inc. #*	61,294
700	SVB Financial Group #*	32,655	2,185	Omnicare, Inc. *	87,815
2,120	TCF Financial Corporation *	53,806	700	Par Pharmaceutical
2,400	United Dominion Realty			Companies, Inc. #*	18,466
	Trust, Inc. *	78,696	2,100	PDL BioPharma, Inc. #*	43,071
815	Unitrin, Inc. *	41,736	1,430	Perrigo Company *	24,710
3,050	W.R. Berkley Corporation ‡	100,924	1,800	Pharmaceutical Product
1,600	Waddell & Reed Financial, Inc.	41,072		Development, Inc.	62,100
1,573	Washington Federal, Inc.	36,478	1,000	Psychiatric Solutions, Inc. #	38,940
970	Webster Financial Corporation	48,325	1,300	ResMed, Inc. #*	68,354
1,300	Weingarten Realty Investors	64,363	2,070	Sepracor, Inc. #*	118,114
625	Westamerica Bancorporation *	31,156	1,180	STERIS Corporation *	30,491
1,170	Wilmington Trust Corporation	49,058	700	Techne Corporation #	40,628

	Total Financials	3,817,465	1,600	Triad Hospitals, Inc. #	68,000

			1,000	Universal Health
Health Care (10.5%)				Services, Inc.	57,930
1,024	Advanced Medical		1,670	Valeant Pharmaceuticals
	Optics, Inc. #*	37,632		International *	29,442
1,200	Affymetrix, Inc. #*	29,952	2,300	Varian Medical Systems, Inc. #	106,099
745	Apria Healthcare		600	Varian, Inc. #	32,106
	Group, Inc. #*	20,689	1,500	VCA Antech, Inc. #	50,430
1,210	Beckman Coulter, Inc. ‡	78,069

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

47

Mid Cap Index Fund-I
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (97.1%)	Value	Shares	Common Stock (97.1%)	Value

Health Care — continued			3,100	JetBlue Airways Corporation #*	$42,408
600	Ventana Medical		2,150	Joy Global, Inc.	99,910
	Systems, Inc. #*	$25,260	290	Kelly Services, Inc. *	8,993
2,300	Vertex		765	Kennametal, Inc.	47,277
	Pharmaceuticals, Inc. #*	81,305	800	Korn/Ferry International #	19,104

	Total Health Care	2,249,702	800	Lincoln Electric

				Holdings, Inc. *	48,616
Industrials (15.8%)			1,550	Manpower, Inc. ‡	113,042
1,530	Adesa, Inc.	44,401	600	Mine Safety Appliances
1,610	AGCO Corporation #*	54,692		Company *	23,010
1,600	AirTran Holdings, Inc. #*	17,712	1,000	MSC Industrial Direct
535	Alaska Air Group, Inc. #*	22,925		Company, Inc.	43,190
650	Alexander & Baldwin, Inc. *	32,136	1,000	Navigant Consulting, Inc. #*	20,780
400	Alliant Techsystems, Inc. #*	32,400	660	Nordson Corporation	34,135
1,830	AMETEK, Inc.	63,428	1,300	Oshkosh Truck Corporation *	68,640
1,910	Avis Budget Group, Inc. *	48,629	1,830	Pentair, Inc. *	57,023
905	Brink’s Company	56,246	2,500	Precision Castparts
3,220	C.H. Robinson Worldwide, Inc. ‡	170,821		Corporation *	222,226
565	Carlisle Companies, Inc.	46,014	2,100	Quanta Services, Inc. #*	43,197
1,400	ChoicePoint, Inc. #	53,886	2,100	Republic Services, Inc.	90,825
915	Con-way, Inc. *	45,512	540	Rollins, Inc. *	11,783
1,300	Copart, Inc. #	38,272	1,600	Roper Industries, Inc. *	83,072
800	Corporate Executive Board		175	Sequa Corporation #	22,048
	Company *	72,584	1,040	SPX Corporation	72,998
1,000	Crane Company	38,830	900	Stericycle, Inc. #*	69,300
1,000	Deluxe Corporation *	29,920	1,050	Swift Transportation
1,190	Donaldson Company, Inc. *	41,912		Company, Inc. #*	32,046
800	DRS Technologies, Inc. *	44,320	735	Teleflex, Inc.	49,083
1,100	Dun & Bradstreet Corporation #	93,500	900	Thomas & Betts Corporation #	43,101
3,800	Expeditors International of		1,800	Timken Company	51,498
	Washington, Inc.	162,222	1,380	Trinity Industries, Inc. *	52,785
2,340	Fastenal Company *	87,235	1,200	United Rentals, Inc. #*	30,900
795	Federal Signal Corporation *	13,054	975	Werner Enterprises, Inc. *	18,535
1,100	Flowserve Corporation #	58,377	1,000	YRC Worldwide, Inc. #*	44,350

925	GATX Corporation	42,180		Total Industrials	3,403,379

1,200	Graco, Inc.	48,924
630	Granite Construction, Inc.	33,743	Information Technology (14.9%)
730	Harsco Corporation	62,692	7,100	3Com Corporation #*	27,690
1,180	Herman Miller, Inc.	44,368	4,377	Activision, Inc. #*	74,540
815	HNI Corporation *	39,560	1,045	Acxiom Corporation *	23,722
1,055	Hubbell, Inc.	50,851	1,090	ADTRAN, Inc. *	24,154
1,120	Jacobs Engineering		200	Advent Software, Inc. #*	7,150
	Group, Inc. #*	101,416	1,200	Alliance Data Systems
1,860	JB Hunt Transport			Corporation #*	81,516
	Services, Inc. *	46,742	1,500	Amphenol Corporation ‡	101,580

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

48

Mid Cap Index Fund-I
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (97.1%)	Value	Shares	Common Stock (97.1%)	Value

Information Technology — continued			3,860	Microchip Technology, Inc. *	$134,174
2,700	Andrew Corporation #‡	$28,674	1,500	MoneyGram International, Inc.	44,985
2,225	Arrow Electronics, Inc. #*	78,431	1,925	MPS Group, Inc. #	28,836
7,690	Atmel Corporation #*	45,986	1,050	National Instruments
2,260	Avnet, Inc. #	70,173		Corporation	30,250
1,000	Avocent Corporation #	34,540	800	Newport Corporation #	15,968
2,200	BISYS Group, Inc. #*	28,094	1,800	Palm, Inc. #*	24,894
4,980	Cadence Design Systems, Inc. #‡	94,122	2,100	Parametric Technology
1,050	CDW Corporation *	67,378		Corporation #	41,622
2,500	Ceridian Corporation #	74,925	900	Plantronics, Inc. *	17,730
1,570	CheckFree Corporation #*	65,045	900	Plexus Corporation #*	15,120
1,100	CommScope, Inc. #*	35,541	1,590	Polycom, Inc. #*	53,456
1,500	Cree, Inc. #*	23,070	2,400	Powerwave
945	CSG Systems			Technologies, Inc. #*	14,016
	International, Inc. #*	23,701	3,400	RF Micro Devices, Inc. #*	26,248
2,640	Cypress Semiconductor		1,300	Semtech Corporation #*	17,810
	Corporation #*	48,708	900	Silicon Laboratories, Inc. #	28,899
1,190	Diebold, Inc. *	55,156	800	SRA International, Inc. #*	20,240
1,090	DST Systems, Inc. #*	76,823	1,700	Sybase, Inc. #*	44,013
700	Dycom Industries, Inc. #*	15,841	2,500	Synopsys, Inc. #*	66,500
800	F5 Networks, Inc. #	57,152	1,045	Tech Data Corporation #*	38,811
1,000	Fair Isaac Corporation	39,820	685	Transaction Systems
2,300	Fairchild Semiconductor			Architects, Inc. #	24,763
	International, Inc. #*	40,963	2,415	TriQuint
1,000	Gartner Group, Inc. #*	21,860		Semiconductor, Inc. #*	11,350
1,300	Global Payments, Inc.	49,088	1,900	UTStarcom, Inc. #*	16,777
2,490	Harris Corporation *	126,542	1,800	ValueClick, Inc. #	45,936
600	Imation Corporation *	26,106	3,295	Vishay
2,500	Ingram Micro, Inc. #	48,775		Intertechnology, Inc. #*	43,296
3,555	Integrated Device		4,000	Western Digital Corporation #*	78,400
	Technology, Inc. #	53,787	1,300	Wind River Systems, Inc. #*	12,896
1,400	International Rectifier		1,200	Zebra Technologies
	Corporation #*	58,422		Corporation #*	41,604

2,500	Intersil Corporation	58,900		Total Information
1,500	Jack Henry & Associates, Inc.	32,010		Technology	3,209,002

1,500	KEMET Corporation #*	11,310
2,500	Lam Research Corporation #*	114,525	Materials (5.9%)
2,100	Lattice Semiconductor		1,395	Airgas, Inc. ‡	58,060
	Corporation #*	12,306	680	Albemarle Corporation *	53,026
900	Macrovision Corporation #*	22,257	1,045	Bowater, Inc. *	28,602
2,995	McAfee, Inc. #*	87,634	1,175	Cabot Corporation	52,570
3,100	MEMC Electronic		4,320	Chemtura Corporation *	49,766
	Materials, Inc. #*	162,440	2,200	Commercial Metals Company	59,642
1,550	Mentor Graphics Corporation #*	28,830	765	Cytec Industries, Inc.	44,538
1,100	Micrel, Inc. #*	11,121	690	Ferro Corporation	14,704

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

49

Mid Cap Index Fund-I
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (97.1%)	Value	Shares	Common Stock (97.1%)	Value

Materials — continued			Utilities (7.5%)
900	Florida Rock Industries, Inc.	$44,505	1,285	AGL Resources, Inc. ‡	$50,500
700	FMC Corporation	54,495	2,075	Alliant Energy Corporation *	75,426
740	Glatfelter Company	11,981	2,200	Aqua America, Inc. *	48,862
1,900	Louisiana-Pacific Corporation	43,529	6,695	Aquila, Inc. #‡	30,328
1,170	Lubrizol Corporation	60,278	670	Black Hills Corporation *	24,837
3,910	Lyondell Chemical Company *	123,634	2,045	DPL, Inc. *	58,651
905	Martin Marietta		1,650	Duquesne Light Holdings, Inc.	33,016
	Materials, Inc.	104,455	2,665	Energy East Corporation	64,013
370	Minerals Technologies, Inc.	21,486	2,100	Equitable Resources, Inc.	90,825
1,285	Olin Corporation *	21,639	1,430	Great Plains Energy, Inc. *	44,802
1,400	Packaging Corporation		1,570	Hawaiian Electric
	of America	31,976		Industries, Inc. *	42,060
1,200	Reliance Steel &		725	IDACORP, Inc. *	26,789
	Aluminum Company	49,968	3,350	MDU Resources Group, Inc.	86,598
2,215	RPM International, Inc. *	51,454	1,470	National Fuel Gas Company *	59,814
900	Scotts Company *	48,213	2,825	Northeast Utilities
810	Sensient Technologies			Service Company	78,111
	Corporation	19,991	2,030	NSTAR	67,802
1,875	Sonoco Products Company	72,188	1,565	OGE Energy Corporation *	60,597
1,600	Steel Dynamics, Inc.	62,736	2,100	ONEOK, Inc. *	90,111
1,900	Valspar Corporation	53,542	3,532	Pepco Holdings, Inc.	90,349
1,400	Worthington Industries, Inc. *	26,852	1,395	PNM Resources, Inc. *	42,520

	Total Materials	1,263,830	2,125	Puget Energy, Inc.	52,190

			2,190	SCANA Corporation	89,177
Telecommunications Services (0.6%)			3,970	Sierra Pacific Resources #	67,569
4,460	Cincinnati Bell, Inc. #*	21,676	1,340	Vectren Corporation *	37,681
1,835	Telephone and Data		1,500	Westar Energy, Inc.	39,840
	Systems, Inc.	102,668	880	WGL Holdings, Inc. *	27,834

	Total Telecommunications		2,210	Wisconsin Energy Corporation	102,898
	Services	124,344	700	WPS Resources Corporation	37,135

				Total Utilities	1,620,335

				Total Common Stock
				(cost $13,658,629)	20,907,659

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

50

Mid Cap Index Fund-I
Schedule of Investments as of January 31, 2007 (unaudited)
			Interest	Maturity
Shares	Collateral Held for Securities Loaned (25.0%)		Rate (+)	Date	Value

5,379,998	Thrivent Financial Securities Lending Trust		5.330%	N/A	$5,379,998

	Total Collateral Held for Securities Loaned
	(cost $5,379,998)				5,379,998

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (2.5%)		Rate (+)	Date	Value

$100,000	Federal National Mortgage Association ‡		5.130%	2/7/2007	$99,915
448,076	Thrivent Money Market Fund		5.040	N/A	448,076

	Total Short-Term Investments (at amortized cost)				547,991

	Total Investments (cost $19,586,618) 124.6%				$26,835,648

	Other Assets and Liabilities, Net (24.6%)				(5,298,546)

	Total Net Assets 100.0%				$21,537,102

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

S&P 400 Mini-Futures	6	March 2007	$494,386	$502,140	$7,754

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At January 31, 2007, $99,915 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $1,321,029 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$7,746,597
Gross unrealized depreciation	(497,567)

Net unrealized appreciation (depreciation)	$7,249,030
Cost for federal income tax purposes	$19,586,618

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

51

Partner International Stock Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value

Australia (1.9%)			France (8.8%)
156,000	AMP, Ltd.	$1,271,597	51,970	Accor SA	$4,323,521
144,392	Brambles, Ltd. #	1,564,385	318,414	Axa SA	13,502,111
684,900	Macquarie Infrastructure Group	1,951,736	78,000	Carrefour SA	4,504,625
32,000	QBE Insurance Group, Ltd.	768,035	32,381	LVMH Moet Hennessy Louis
91,700	Rinker Group, Ltd.	1,333,445		Vuitton SA	3,429,407
26,000	Rio Tinto, Ltd.	1,564,799	21,793	Pernod Ricard SA	4,474,143
226,300	Transurban Group #	1,361,438	15,319	Pinault-Printemps-Redoute SA	2,266,661
100,900	Westpac Banking Corporation	1,974,429	81,020	Schneider Electric SA	9,829,628

	Total Australia	11,789,864	16,219	Societe Generale NA	2,878,943

			54,502	Societe Television Francaise 1	1,850,397
Austria (0.6%)			50,758	Total SA	3,449,884
48,970	Erste Bank der oesterreichischen		49,700	Veolia Environnement	3,497,136

	Sparkassen AG	3,827,440		Total France	54,006,456

	Total Austria	3,827,440

			Germany (5.4%)
Belgium (1.2%)			114,200	Adidas AG	5,517,499
50,850	InBev NV	3,279,709	10,700	Celesio AG	611,858
24,900	KBC Groep NV	3,149,219	16,100	Deutsche Boerse AG	3,400,722
12,914	UCB SA	856,693	200,900	Deutsche Post AG-REG	6,198,209

	Total Belgium	7,285,621	22,400	Fresenius Medical Care AG

				& Company	3,001,539
Brazil (1.4%)			21,789	Hypo Real Estate Holding AG	1,442,944
22,800	Banco Itau Holding Financeira SA 842,616		84,200	Metro AG	5,791,606
62,500	Companhia Vale do Rio		64,600	Siemens AG	7,172,225

	Doce SP ADR	1,795,625		Total Germany	33,136,602

39,000	Gol Linhas Aereas
	Inteligentes SA ADR	1,174,290	Greece (1.4%)
53,990	Petroleo Brasileiro SA ADR	4,788,913	33,846	Cosmote Mobile

	Total Brazil	8,601,444		Telecommunications SA	1,047,753

			115,880	Hellenic Telecommunication
Cayman Islands (0.4%)				Organization SA #	3,462,536
486,000	Foxconn International		77,530	National Bank of Greece SA	4,050,566

	Holdings, Ltd. #	1,456,182		Total Greece	8,560,855

209,000	Kingboard Chemical
	Holdings, Ltd.	863,633	Hong Kong (1.6%)

	Total Cayman Islands	2,319,815	992,000	China Overseas Land &

				Investment, Ltd.	1,103,720
Denmark (0.5%)			1,308,000	China Petroleum & Chemical
37,722	Novo Nordisk AS	3,255,090		Corporation	1,092,340

	Total Denmark	3,255,090	124,000	Hutchison Whampoa, Ltd.	1,234,708

			452,000	Shangri-La Asia, Ltd.	1,212,525
Finland (0.4%)			462,200	Swire Pacific, Ltd.	5,319,687

100,527	Nokia Oyj	2,223,333		Total Hong Kong	9,962,980

	Total Finland	2,223,333

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

52

Partner International Stock Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value

Ireland (0.8%)			10,840	ORIX Corporation	$3,128,427
154,500	Anglo Irish Bank		17,400	Otsuka Corporation	1,626,392
	Corporation plc	$3,138,627	3,424	Rakuten, Inc.	1,810,025
45,800	CRH plc	1,814,481	663	Resona Holdings, Inc.	1,845,669

	Total Ireland	4,953,108	44,700	Secom Company, Ltd.	2,214,377

			55,400	Sega Sammy Holdings, Inc.	1,431,713
Italy (6.5%)			48,800	Seven & I Holdings
1,057,800	AEM SPA	3,422,237		Company, Ltd.	1,469,389
279,680	Banca Intesa SPA	2,114,130	31,750	Shin-Etsu Chemical
485,000	Banca Intesa SPA	3,608,392		Company, Ltd.	2,070,811
140,900	Banca Popolare di Milano Scarl	2,367,388	15,300	SMC Corporation	2,190,418
104,900	Banco Popolare di Verona		53,000	Sony Corporation	2,447,944
	e Novara Scrl	3,308,130	411,100	Sumitomo Corporation	6,398,246
267,580	Eni SPA	8,623,727	419	Sumitomo Mitsui Financial
223,200	Finmeccanica SPA	6,351,353		Group, Inc.	4,282,030
116,080	Saipem SPA	2,864,935	635,700	Sumitomo Trust and Banking
766,600	UniCredito Italiano SPA	7,120,798		Company, Ltd.	6,836,852

	Total Italy	39,781,090	25,400	T&D Holdings, Inc.	1,717,497

			106,600	Takeda Pharmaceutical
Japan (20.0%)				Company, Ltd.	6,973,381
39,550	Aiful Corporation	1,204,609	157,700	Toyota Motor Corporation	10,380,089
297,300	Bridgestone Corporation	6,457,042	53,700	Ushio, Inc.	1,112,961

4,200	Chugai Pharmaceutical			Total Japan	122,183,591

	Company, Ltd.	94,590
34,400	Credit Saison Company, Ltd.	1,241,014	Luxembourg (0.4%)
106,300	Daito Trust Construction		100,800	SES Global SA	1,758,975
	Company, Ltd.	5,104,997	19,100	Tenaris SA	906,677

19,400	Fanuc, Ltd.	1,804,244		Total Luxembourg	2,665,652

79,200	Fuji Film Holdings Corporation	3,279,876
42,700	Honda Motor Company	1,678,128	Mexico (1.3%)
51,500	Hoya Corporation	1,877,051	72,900	America Movil SA de CV ADR	3,233,844
46,400	IBIDEN Company, Ltd.	2,314,111	662,700	Grupo Financiero Banorte
41,400	JSR Corporation	988,023		SA de CV	2,636,899
10,000	Keyence Corporation	2,257,472	38,500	Grupo Televisia SA ADR	1,134,210
51,300	Kyocera Corporation	4,735,652	227,322	Wal-Mart de Mexico SA de CV	1,006,376

30,400	Leopalace21 Corporation	968,971		Total Mexico	8,011,329

161,300	MARUI Company, Ltd.	1,994,304
122,100	Mitsubishi Corporation	2,481,754	Netherlands (2.6%)
60,000	Mitsubishi Estate		142,000	ABN AMRO Holding NV	4,560,989
	Company, Ltd.	1,722,170	76,244	Aegon NV	1,504,142
721	Mitsubishi UFJ Financial		156,300	ING Groep NV	6,866,587
	Group, Inc.	8,748,562	50,250	Royal Numico NV	2,668,548

160,000	Mitsui Fudosan Company, Ltd.	4,168,823		Total Netherlands	15,600,266

180,000	Mitsui Trust Holdings, Inc.	1,979,291
25,100	Nidec Corporation	1,775,317	Norway (0.5%)
286,700	Nikon Corporation	6,416,517	144,000	Telenor ASA	2,938,414

19,400	Nitto Denko Corporation	954,852		Total Norway	2,938,414

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

53

Partner International Stock Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value

Russia (0.2%)			Switzerland (7.7%)
43,500	Halyk Savings Bank of		56,180	Credit Suisse Group	$3,983,816
	Kazakhstan GDR #	$1,026,600	6,700	Givaudan SA	6,065,395

	Total Russia	1,026,600	19,200	Nestle SA	7,054,528

			8,410	Nobel Biocare Holding AG	2,790,063
Singapore (2.7%)			82,815	Novartis AG	4,774,691
134,600	Keppel Corporation, Ltd.	1,576,732	27,600	Swatch Group AG	6,568,114
3,417,490	Singapore		18,700	Swiss Life Holding #	4,726,761
	Telecommunications, Ltd.	7,807,909	79,400	Swiss Reinsurance Company	6,633,829
668,150	StarHub, Ltd.	1,182,587	72,566	UBS AG	4,561,430

496,800	United Overseas Bank, Ltd.	6,129,109		Total Switzerland	47,158,627

	Total Singapore	16,696,337

			Taiwan (1.9%)
South Africa (0.3%)			540,000	Cathay Financial Holding
74,300	Naspers, Ltd.	1,876,574		Company, Ltd.	1,200,710

	Total South Africa	1,876,574	287,000	Delta Electronics, Inc.	941,144

			200,800	Hon Hai Precision Industry
South Korea (0.7%)				Company, LTD. (Foxconn)	1,379,702
56,150	LG Electronics, Inc.	3,128,851	129,000	Media Tek, Inc.	1,417,460
2,698	Lotte Shopping Company, Ltd.	1,051,466	587,008	Taiwan Semiconductor

	Total South Korea	4,180,317		Manufacturing Company,

				Ltd. ADR	6,404,257
Spain (6.0%)			391,000	Yuanta Core Pacific
17,209	Acciona SA	3,549,869		Securities Company	297,970

65,800	Actividades de Construccion			Total Taiwan	11,641,243

	y Servicios SA	3,589,586
232,300	Banco Bilbao Vizcaya		Turkey (0.2%)
	Argentaria SA	5,807,561	250,000	Turkiye Garanti Bankasi AS	966,139

68,000	Banco Espanol de Credito SA #	1,698,972		Total Turkey	966,139

66,675	Cintra Concesiones de
	Infraestructuras de Transporte SA	1,096,518	United Kingdom (16.6%)
29,800	Grupo Ferrovial SA	2,993,073	171,400	Amvescap plc	2,057,945
82,500	Iberdrola SA	3,542,296	112,600	AstraZeneca plc	6,303,742
84,100	Repsol YPF SA	2,773,886	197,100	Aviva plc	3,188,644
518,662	Telefonica SA	11,376,023	149,646	BP Amoco plc	1,582,720

	Total Spain	36,427,784	542,600	British Sky Broadcasting

				Group plc	5,856,562
Sweden (2.8%)			223,200	Capita Group plc	2,789,825
216,000	Assa Abloy AB	4,751,885	595,010	Friends Provident plc	2,544,632
112,400	Atlas Copco AB	3,869,560	370,050	GlaxoSmithKline plc	9,991,641
18,400	Modern Times Group AB	1,169,509	1,229,700	Group 4 Securicor plc	4,575,016
1,754,000	Telefonaktiebolaget LM Ericsson	6,979,658	93,300	Johnson Matthey plc	2,726,395

	Total Sweden	16,770,612	1,245,000	Kingfisher plc	5,865,931

			571,100	Lloyds TSB Group plc	6,560,806
			413,500	Pearson plc	6,542,805

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

54

Partner International Stock Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)		Value

United Kingdom — continued			159,100	Wolseley plc		$4,158,105
72,962	Reckitt Benckiser plc	$3,522,316	454,500	WPP Group plc		6,694,365

343,200	Reuters Group plc	2,922,662		Total United Kingdom		101,188,636

236,126	Royal Bank of Scotland

	Group plc	9,511,517		Total Common Stock
238,725	Unilever plc	6,518,881		(cost $454,119,522)		579,035,819

2,486,088	Vodafone Group plc	7,274,126

Shares or
Principal				Interest
Amount	Short-Term Investments (6.1%)			Rate (+)	Date	Value

$2,000,000	Barton Capital Corporation			5.270%	2/2/2007	$1,999,707
6,305,000	Blue Spice, LLC			5.300	2/1/2007	6,305,000
2,500,000	Falcon Asset Securitization Corporation			5.270	2/13/2007	2,495,608
4,460,000	Paradigm Funding, LLC			5.280	2/1/2007	4,460,000
2,000,000	Park Avenue Receivables Corporation			5.270	2/9/2007	1,997,658
3,000,000	Regency Markets No. 1, LLC			5.270	2/2/2007	2,999,561
15,169,109	Thrivent Money Market Fund			5.040	N/A	15,169,109
2,000,000	UBS Finance Corporation			5.255	2/12/2007	1,996,789

		Total Short-Term Investments (at amortized cost)				37,423,432

		Total Investments (cost $491,542,954) 100.9%				$616,459,251

		Other Assets and Liabilities, Net (0.9%)				(5,239,951)

		Total Net Assets 100.0%				$611,219,300

# Non-income producing security.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

GDR — Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$132,142,793
Gross unrealized depreciation	(7,226,496)

Net unrealized appreciation (depreciation)	$124,916,297
Cost for federal income tax purposes	$491,542,954

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

55

Large Cap Growth Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (97.0%)	Value	Shares	Common Stock (97.0%)	Value

Consumer Discretionary (12.5%)			97,039	Procter & Gamble Company	$6,294,920
55,912	Best Buy Company, Inc.	$2,817,965	42,850	Walgreen Company	1,941,105
43,100	Coach, Inc. #	1,976,566	40,500	Wal-Mart Stores, Inc.	1,931,445

28,850	Darden Restaurants, Inc.	1,129,189		Total Consumer Staples	26,460,763

25,450	Federated Department
	Stores, Inc.	1,055,920	Energy (5.7%)
21,200	Gap, Inc.	406,404	24,850	Baker Hughes, Inc.	1,715,396
44,300	Home Depot, Inc.	1,804,782	28,550	Cameron International
52,050	International Game Technology	2,262,093		Corporation #	1,498,875
27,600	J.C. Penney Company, Inc.		16,550	Devon Energy Corporation	1,159,990
	(Holding Company)	2,242,224	26,000	Diamond Offshore
30,150	Kohl’s Corporation #	2,137,936		Drilling, Inc. *	2,195,440
32,500	Las Vegas Sands Corporation #	3,382,275	34,350	Exxon Mobil Corporation	2,545,335
106,750	Lowe’s Companies, Inc.	3,598,542	32,000	Halliburton Company	945,280
35,400	Marriott International, Inc.	1,704,156	29,850	Occidental Petroleum
27,689	McDonald’s Corporation	1,228,007		Corporation	1,383,846
35,000	McGraw-Hill Companies, Inc.	2,347,800	18,300	Oceaneering
29,100	Melco PBL Entertainment			International, Inc. #	722,301
	Macau, Ltd. ADR #	562,794	16,650	Peabody Energy Corporation	679,820
14,150	MGM MIRAGE #*	990,076	37,750	Range Resources Corporation	1,158,548
90,200	News Corporation *	2,205,390	72,510	Schlumberger, Ltd.	4,603,660
21,350	Royal Caribbean Cruises, Ltd.	959,256	19,100	Transocean, Inc. #	1,477,767
181,250	Sirius Satellite		18,550	Valero Energy Corporation	1,006,894
	Radio, Inc. #*	668,812	37,700	XTO Energy, Inc.	1,902,719

107,675	Staples, Inc.	2,769,401		Total Energy	22,995,871

50,000	Starbucks Corporation #	1,747,000
30,550	Starwood Hotels & Resorts		Financials (13.7%)
	Worldwide, Inc.	1,911,819	19,710	ACE, Ltd.	1,138,844
58,800	Target Corporation	3,607,968	19,400	AllianceBernstein
29,650	TJX Companies, Inc.	876,750		Holding, LP *	1,747,746
40,600	Toll Brothers, Inc. #*	1,373,498	57,450	American Express Company	3,344,739
56,000	Viacom, Inc. #	2,277,520	40,450	American International
54,935	Walt Disney Company	1,932,064		Group, Inc.	2,768,802
9,850	Wynn Resorts, Ltd. *	1,100,639	10,650	Aon Corporation	381,909

	Total Consumer		11,700	Bear Stearns Companies, Inc.	1,928,745
	Discretionary	51,076,846	111,050	Charles Schwab Corporation	2,101,066

			6,350	Chicago Mercantile Exchange
Consumer Staples (6.5%)				Holdings, Inc.	3,576,955
39,650	Altria Group, Inc.	3,465,014	18,950	Chubb Corporation	986,158
11,000	Andersons, Inc. *	437,360	32,750	Citigroup, Inc.	1,805,508
29,650	Coca-Cola Company	1,419,642	9,950	Countrywide Financial
45,100	Colgate-Palmolive Company	3,080,330		Corporation	432,626
25,500	CVS Corporation	858,075	25,200	Federal Home Loan
107,800	PepsiCo, Inc.	7,032,872		Mortgage Corporation	1,636,236

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

56

Large Cap Growth Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (97.0%)	Value	Shares	Common Stock (97.0%)	Value

Financials — continued			23,050	Teva Pharmaceutical
20,750	Franklin Resources, Inc.	$2,471,532		Industries, Ltd. ADR	$809,055
37,600	Goldman Sachs Group, Inc.	7,977,216	36,600	Thermo Electron Corporation #	1,751,310
66,900	J.P. Morgan Chase & Company	3,407,217	108,300	UnitedHealth Group, Inc.	5,659,758
11,200	Lazard, Ltd.	568,512	14,000	Varian Medical Systems, Inc. #	645,820
17,400	Legg Mason, Inc.	1,824,390	14,250	Vertex Pharmaceuticals, Inc. #*	503,738
28,260	Lehman Brothers Holdings, Inc.	2,324,102	15,500	WellPoint, Inc. #	1,214,890
29,100	Merrill Lynch & Company, Inc.	2,722,596	38,760	Wyeth	1,915,132
22,250	Moody’s Corporation	1,592,210	31,250	Zimmer Holdings, Inc. #	2,631,875

32,550	Morgan Stanley	2,694,814		Total Health Care	67,271,173

21,300	Northern Trust Corporation	1,293,975
25,050	State Street Corporation	1,779,802	Industrials (10.1%)
26,300	T. Rowe Price Group, Inc.	1,262,137	11,150	AMR Corporation #	413,108
57,517	TD Ameritrade Holding		45,800	Boeing Company	4,101,848
	Corporation #*	1,017,476	29,750	Burlington Northern
44,050	UBS AG	2,775,590		Santa Fe Corporation	2,390,710

	Total Financials	55,560,903	13,750	Cooper Industries, Ltd.	1,256,612

			31,400	Danaher Corporation	2,325,484
Health Care (16.5%)			18,450	Deere & Company	1,850,166
40,500	Abbott Laboratories	2,146,500	72,400	Emerson Electric Company	3,255,828
16,350	Allergan, Inc.	1,908,208	20,350	FedEx Corporation	2,246,640
70,700	Amgen, Inc. #	4,975,159	23,000	Foster Wheeler, Ltd. #	1,229,810
40,950	Baxter International, Inc.	2,033,577	21,850	General Dynamics Corporation	1,707,578
18,700	Becton, Dickinson		177,820	General Electric Company	6,410,411
	and Company	1,438,778	7,750	ITT Corporation	462,288
34,100	Boston Scientific		18,300	Monster Worldwide, Inc. #	904,203
	Corporation #	629,145	26,850	Precision Castparts
15,200	Bristol-Myers Squibb Company	437,608		Corporation	2,386,696
11,900	Cardinal Health, Inc.	849,898	15,550	Raytheon Company	807,045
25,579	Caremark Rx, Inc.	1,566,970	14,350	Union Pacific Corporation	1,449,350
31,000	Celgene Corporation #*	1,664,080	61,280	United Technologies
9,550	CIGNA Corporation	1,264,420		Corporation	4,168,266
83,600	Genentech, Inc. #	7,304,132	19,650	URS Corporation #	844,360
47,555	Genzyme Corporation #	3,125,790	22,950	US Airways Group, Inc. #	1,284,741
64,950	Gilead Sciences, Inc. #	4,177,584	39,950	Waste Management, Inc.	1,517,301

7,950	Hologic, Inc. #	441,622		Total Industrials	41,012,445

11,900	Humana, Inc. #	660,450
11,150	Intuitive Surgical, Inc. #*~	1,097,272	Information Technology (26.7%)
73,208	Johnson & Johnson	4,890,294	45,843	Accenture, Ltd.	1,730,573
28,450	Medco Health Solutions, Inc. #	1,684,524	95,900	Adobe Systems, Inc. #	3,727,633
66,830	Medtronic, Inc.	3,572,064	33,750	Agilent Technologies, Inc. #	1,080,000
39,350	Merck & Company, Inc.	1,760,912	30,050	Akamai Technologies, Inc. #	1,688,209
29,400	Novartis AG ADR	1,696,086	47,400	Amdocs, Ltd. #	1,643,832
43,300	Pfizer, Inc.	1,136,192	88,250	Apple Computer, Inc. #	7,565,672
39,250	St. Jude Medical, Inc. #	1,678,330	22,850	aQuantive, Inc. #	612,380

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

57

Large Cap Growth Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (97.0%)	Value	Shares	Common Stock (97.0%)	Value

Information Technology — continued			72,750	Nuance Communications, Inc. #* $838,080
30,150	Autodesk, Inc. #	$1,318,158	120,395	Oracle Corporation #	2,065,978
29,850	Automatic Data		14,650	Qimonda AG ADR #*	228,247
	Processing, Inc.	1,424,442	162,600	QUALCOMM, Inc.	6,123,516
92,218	BEA Systems, Inc. #	1,137,048	5,450	Research in Motion, Ltd. #	696,401
56,875	Broadcom Corporation #	1,815,450	19,700	SanDisk Corporation #~	791,940
49,700	Cadence Design		71,100	Texas Instruments, Inc.	2,217,609
	Systems, Inc. #*	939,330	34,550	Xilinx, Inc.	839,565
355,300	Cisco Systems, Inc. #	9,447,427	126,650	Yahoo!, Inc. #	3,585,462

24,343	Citrix Systems, Inc. #	770,943		Total Information
22,650	Cognizant Technology			Technology	108,672,342

	Solutions Corporation #	1,931,818
151,050	Corning, Inc. #	3,147,882	Materials (2.0%)
65,900	Dell, Inc. #	1,598,075	25,100	Air Products and
9,477	Double-Take Software, Inc. #	119,789		Chemicals, Inc.	1,873,966
142,550	eBay, Inc. #	4,617,194	12,150	Allegheny Technologies, Inc.	1,257,404
56,520	Electronic Arts, Inc. #	2,826,000	10,717	Bemis Company, Inc.	363,413
198,230	EMC Corporation #	2,773,238	15,650	Freeport-McMoRan Copper &
29,300	Fidelity National Information			Gold, Inc. *	900,032
	Services, Inc.	1,245,836	70,450	Monsanto Company	3,881,090

23,800	Google, Inc. #~	11,930,942		Total Materials	8,275,905

96,800	Hewlett-Packard Company	4,189,504
25,450	Infosys Technologies,		Telecommunications Services (3.3%)
	Ltd. ADR *	1,476,100	83,700	America Movil SA de CV ADR	3,712,932
176,450	Intel Corporation	3,698,392	71,100	AT&T, Inc.	2,675,493
64,450	Juniper Networks, Inc. #	1,167,834	88,300	Crown Castle International
120,945	Lawson Software, Inc. #*	908,297		Corporation #	3,104,628
69,350	Marvell Technology		43,400	NII Holdings, Inc. #*	3,202,920
	Group, Ltd. #	1,268,412	23,150	Tim Participacoes SA ADR	773,904

27,950	McAfee, Inc. #	817,817		Total Telecommunications
10,500	MEMC Electronic			Services	13,469,877

	Materials, Inc. #	550,200

255,200	Microsoft Corporation	7,875,472		Total Common Stock
62,350	Network Appliance, Inc. #	2,344,360		(cost $371,688,760)	394,796,125

85,850	Nokia Oyj ADR	1,897,285

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

58

Large Cap Growth Fund
Schedule of Investments as of January 31, 2007 (unaudited)
			Interest	Maturity
Shares	Collateral Held for Securities Loaned (4.7%)		Rate (+)	Date	Value

19,285,253	Thrivent Financial Securities Lending Trust		5.330%	N/A	$19,285,253

	Total Collateral Held for Securities Loaned
	(cost $19,285,253)				19,285,253

			Interest	Maturity
Shares	Short-Term Investments (3.0%)		Rate (+)	Date	Value

12,200,765	Thrivent Money Market Fund		5.040%	N/A	$12,200,765

	Total Short-Term Investments (at amortized cost)				12,200,765

	Total Investments (cost $403,174,778) 104.7%				$426,282,143

	Other Assets and Liabilities, Net (4.7%)				(19,016,524)

	Total Net Assets 100.0%				$407,265,619

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain/(Loss)

Google, Inc.	8	$530.00	February 2007	($6,480)	($828)
Intuitive Surgical, Inc.	40	$110.00	February 2007	($7,913)	$0
SanDisk Corporation	65	$42.50	February 2007	($1,950)	$15,112

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

~ All or a portion of the security was earmarked as collateral to cover options.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$30,959,962
Gross unrealized depreciation	(7,852,597)

Net unrealized appreciation (depreciation)	$23,107,365
Cost for federal income tax purposes	$403,174,778

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

59

Large Cap Value Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (97.2%)	Value	Shares	Common Stock (97.2%)	Value

Consumer Discretionary (9.5%)			Energy (10.0%)
23,200	BorgWarner, Inc.	$1,590,128	63,550	Apache Corporation	$4,637,244
43,750	CBS Corporation	1,363,688	96,114	Chevron Corporation	7,004,788
65,500	Clear Channel		91,112	ConocoPhillips	6,050,748
	Communications, Inc.	2,378,960	253,300	Exxon Mobil Corporation	18,769,530
145,100	Comcast Corporation #*	6,430,832	49,400	Marathon Oil Corporation	4,462,796
35,400	Federated Department		99,000	Occidental Petroleum
	Stores, Inc.	1,468,746		Corporation	4,589,640
22,700	Gannett Company, Inc.	1,319,778	94,400	Schlumberger, Ltd.	5,993,456
42,000	J.C. Penney Company, Inc.		51,300	Total SA ADR	3,490,965

	(Holding Company)	3,412,080		Total Energy	54,999,167

62,685	Liberty Media Holding
	Corporation — Capital #	6,412,676	Financials (28.3%)
71,225	Liberty Media Holding		30,200	ACE, Ltd.	1,744,956
	Corporation — Interactive #	1,735,753	115,300	Allstate Corporation	6,936,448
58,800	Mattel, Inc.	1,432,368	167,200	American International
61,700	McDonald’s Corporation	2,736,395		Group, Inc.	11,444,840
128,600	News Corporation	2,989,950	239,380	Bank of America Corporation	12,586,600
13,800	NIKE, Inc.	1,363,578	70,100	Chubb Corporation	3,648,004
49,700	Office Depot, Inc. #	1,858,283	279,432	Citigroup, Inc.	15,405,086
44,000	Sherwin-Williams Company	3,040,400	38,000	City National Corporation	2,733,340
23,400	Target Corporation	1,435,824	73,600	Countrywide Financial
182,800	Time Warner, Inc. #	3,997,836		Corporation	3,200,128
98,200	TJX Companies, Inc.	2,903,774	43,700	Equity Office Properties Trust	2,427,535
106,200	Visteon Corporation #*	849,600	14,000	Everest Re Group, Ltd.	1,310,400
104,300	Walt Disney Company	3,668,231	71,340	Federal Home Loan

	Total Consumer			Mortgage Corporation	4,632,106
	Discretionary	52,388,880	46,200	Federal National Mortgage

				Association	2,611,686
Consumer Staples (8.1%)			17,200	Goldman Sachs Group, Inc.	3,649,152
144,900	Altria Group, Inc.	12,662,811	17,480	Hartford Financial Services
65,100	Anheuser-Busch			Group, Inc.	1,659,027
	Companies, Inc.	3,318,147	347,300	J.P. Morgan Chase
49,400	ConAgra Foods, Inc.	1,270,074		& Company	17,687,989
17,500	Diageo plc ADR	1,377,775	57,900	Lehman Brothers
98,100	Estee Lauder Companies, Inc.	4,659,750		Holdings, Inc.	4,761,696
87,800	General Mills, Inc.	5,025,672	93,400	Mellon Financial
26,900	Kellogg Company	1,325,363		Corporation *	3,991,916
57,310	Kimberly-Clark Corporation	3,977,314	43,700	Merrill Lynch &
99,400	Kroger Company	2,544,640		Company, Inc.	4,088,572
40,400	Safeway, Inc.	1,455,612	78,400	Morgan Stanley	6,490,736
51,000	Unilever NV ADR	1,361,190	25,200	PMI Group, Inc.	1,205,064
23,600	UST, Inc. *	1,355,584	58,400	PNC Financial Services
84,800	Wal-Mart Stores, Inc.	4,044,112		Group, Inc.	4,308,168

	Total Consumer Staples	44,378,044	106,800	Principal Financial

				Group, Inc.	6,579,948

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

60

Large Cap Value Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (97.2%)	Value	Shares	Common Stock (97.2%)	Value

Financials — continued			197,400	Steelcase, Inc. *	$3,867,066
31,800	Prudential Financial, Inc.	$2,834,334	87,300	Tyco International, Ltd.	2,783,124
14,000	Simon Property Group, Inc.	1,601,460	17,900	Union Pacific Corporation	1,807,900
113,900	St. Paul Travelers		64,700	United Technologies
	Companies, Inc.	5,791,815		Corporation	4,400,894
45,000	State Street Corporation	3,197,250	38,000	Waste Management, Inc.	1,443,240

94,500	U.S. Bancorp	3,364,200		Total Industrials	60,276,494

114,714	Wachovia Corporation	6,481,341
72,062	Washington Mutual, Inc. *	3,213,245	Information Technology (8.2%)
174,700	Wells Fargo & Company	6,275,224	106,800	Accenture, Ltd.	4,031,700

	Total Financials	155,862,266	136,900	AMIS Holdings, Inc. #	1,415,546

			60,220	Applied Materials, Inc.	1,067,701
Health Care (9.7%)			66,400	Cisco Systems, Inc. #	1,765,576
133,800	Abbott Laboratories	7,091,400	51,100	Dell, Inc. #	1,239,175
32,900	Aetna, Inc.	1,387,064	141,400	Hewlett-Packard Company	6,119,792
38,900	Amgen, Inc. #	2,737,393	100,450	Hyperion Solutions
70,100	Baxter International, Inc.	3,481,166		Corporation #	4,240,999
56,060	Johnson & Johnson	3,744,808	137,100	Intel Corporation	2,873,616
85,700	McKesson Corporation	4,777,775	81,350	International Business
61,500	Merck & Company, Inc.	2,752,125		Machines Corporation	8,065,852
33,500	Novartis AG ADR	1,932,615	138,700	Microsoft Corporation	4,280,282
486,700	Pfizer, Inc.	12,771,008	103,900	Molex, Inc. *	3,053,621
155,800	Sanofi-Aventis ADR	6,867,664	70,400	Motorola, Inc.	1,397,440
25,600	UnitedHealth Group, Inc.	1,337,856	69,950	Nokia Oyj ADR	1,545,895
17,500	WellPoint, Inc. #	1,371,650	93,700	Oracle Corporation #	1,607,892
62,400	Wyeth	3,083,184	62,300	Symantec Corporation #	1,103,333

	Total Health Care	53,335,708	129,800	Tellabs, Inc. #	1,307,086

				Total Information
Industrials (11.0%)				Technology	45,115,506

73,300	CSX Corporation	2,696,707
29,600	Deere & Company	2,968,288	Materials (4.1%)
81,800	Emerson Electric Company	3,678,546	92,050	Alcoa, Inc.	2,973,215
110,600	Flowserve Corporation #	5,869,542	51,100	Dow Chemical Company	2,122,694
17,200	General Dynamics		115,700	E.I. du Pont de Nemours
	Corporation	1,344,180		and Company	5,734,092
252,600	General Electric Company	9,106,230	58,040	International Paper Company	1,955,948
93,300	Honeywell International, Inc.	4,262,877	187,300	MeadWestvaco Corporation	5,645,222
72,200	Lockheed Martin Corporation	7,017,118	45,300	Praxair, Inc.	2,856,618
20,000	Northrop Grumman		26,600	Rohm and Haas Company	1,384,796

	Corporation	1,418,800		Total Materials	22,672,585

53,200	Parker-Hannifin Corporation	4,402,832
74,200	Republic Services, Inc.	3,209,150

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

61

Large Cap Value Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (97.2%)	Value	Shares	Common Stock (97.2%)		Value

Telecommunications Services (5.9%)				Utilities (2.4%)
22,000	ALLTEL Corporation	$1,348,380	40,000	Entergy Corporation		$3,714,000
376,299	AT&T, Inc.	14,160,113	92,200	Exelon Corporation		5,531,078
181,892	Sprint Nextel Corporation	3,243,134	71,400	FirstEnergy Corporation		4,236,162

145,300	Time Warner Telecom, Inc.	3,382,584		Total Utilities		13,481,240

265,464	Verizon Communications, Inc.	10,225,673

	Total Telecommunications			Total Common Stock
	Services	32,359,884		(cost $434,899,896)		534,869,774

				Interest	Maturity
Shares	Collateral Held for Securities Loaned (2.1%)			Rate (+)	Date	Value

11,669,756	Thrivent Financial Securities Lending Trust			5.330%	N/A	$11,669,756

		Total Collateral Held for Securities Loaned
		(cost $11,669,756)				11,669,756

				Interest	Maturity
Shares	Short-Term Investments (2.5%)			Rate (+)	Date	Value

13,854,610	Thrivent Money Market Fund			5.040%	N/A	$13,854,610

		Total Short-Term Investments (at amortized cost)				13,854,610

		Total Investments (cost $460,424,262) 101.8%				$560,394,140

		Other Assets and Liabilities, Net (1.8%)				(10,116,538)

		Total Net Assets 100.0%				$550,277,602

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$103,438,962
Gross unrealized depreciation	(3,469,084)

Net unrealized appreciation (depreciation)	$99,969,878
Cost for federal income tax purposes	$460,424,262

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

62

Large Cap Stock Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (95.9%)	Value	Shares	Common Stock (95.9%)	Value

Consumer Discretionary (10.8%)			91,800	Diageo plc ADR	$7,227,414
213,500	AnnTaylor Stores		303,900	General Mills, Inc.	17,395,236
	Corporation #*	$7,365,750	343,500	Kroger Company	8,793,600
245,300	Carnival Corporation *	12,647,668	589,200	PepsiCo, Inc.	38,439,408
667,900	Comcast Corporation #*	29,026,934	915,000	Procter & Gamble Company	59,356,050
323,700	D.R. Horton, Inc.	9,406,722	155,900	Reynolds American, Inc. *	10,055,550
492,900	Dollar General Corporation *	8,349,726	447,700	Safeway, Inc. *	16,130,631
120,400	E.W. Scripps Company *	5,879,132	412,300	Walgreen Company	18,677,190
108,500	Family Dollar Stores, Inc. *	3,515,400	519,100	Wal-Mart Stores, Inc.	24,755,879

258,900	Genuine Parts Company *	12,302,928		Total Consumer Staples	316,030,097

52,500	Harley-Davidson, Inc. *	3,584,175
626,300	Home Depot, Inc. *	25,515,462	Energy (8.8%)
77,900	J.C. Penney Company, Inc.		113,200	Apache Corporation *	8,260,204
	(Holding Company)	6,328,596	240,800	BJ Services Company	6,660,528
129,000	Johnson Controls, Inc.	11,927,340	718,551	Chevron Corporation	52,367,997
178,200	Kohl’s Corporation #*	12,636,162	548,929	ConocoPhillips	36,454,375
212,100	Limited Brands, Inc. *	5,926,074	60,800	Diamond Offshore
478,600	Lowe’s Companies, Inc.	16,133,606		Drilling, Inc. *	5,133,952
527,800	McDonald’s Corporation	23,407,930	1,672,246	Exxon Mobil Corporation	123,913,430
223,800	McGraw-Hill Companies, Inc.	15,012,504	71,900	National Oilwell Varco, Inc. #	4,360,016
433,400	Newell Rubbermaid, Inc.	12,802,636	370,000	Occidental Petroleum
958,000	News Corporation	22,273,500		Corporation	17,153,200
223,200	Nordstrom, Inc. *	12,434,472	375,800	Schlumberger, Ltd.	23,859,542
186,800	Office Depot, Inc. #	6,984,452	98,700	Total SA ADR	6,716,535
148,700	Omnicom Group, Inc.	15,643,240	81,100	Transocean, Inc. #	6,274,707
152,300	Royal Caribbean		251,500	XTO Energy, Inc. *	12,693,205

	Cruises, Ltd. *	6,842,839		Total Energy	303,847,691

117,300	Stanley Works	6,716,598
631,700	Staples, Inc.	16,247,324	Financials (21.2%)
111,700	Starwood Hotels & Resorts		48,200	Ambac Financial Group, Inc. *	4,246,420
	Worldwide, Inc.	6,990,186	188,600	American Capital
229,900	Target Corporation	14,106,664		Strategies, Ltd. *	9,175,390
714,500	Time Warner, Inc. *	15,626,115	310,300	American Express Company	18,065,666
790,400	Walt Disney Company	27,798,368	751,352	American International

	Total Consumer			Group, Inc.	51,430,044
	Discretionary	373,432,503	158,280	Ameriprise Financial, Inc. *	9,332,189

			94,100	Archstone-Smith Trust	5,948,061
Consumer Staples (9.2%)			158,400	Assurant, Inc. *	8,803,872
566,600	Altria Group, Inc.	49,515,174	1,267,282	Bank of America Corporation	66,633,688
205,000	Anheuser-Busch		19,300	Bear Stearns Companies, Inc.	3,181,605
	Companies, Inc.	10,448,850	28,100	Boston Properties, Inc.	3,543,129
624,000	Coca-Cola Company	29,877,120	98,800	Chubb Corporation	5,141,552
245,000	Colgate-Palmolive Company	16,733,500	323,200	CIT Group, Inc.	19,055,872
256,300	CVS Corporation *	8,624,495	1,153,348	Citigroup, Inc.	63,584,075

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

63

Large Cap Stock Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (95.9%)	Value	Shares	Common Stock (95.9%)	Value

Financials — continued			Health Care (12.2%)
189,700	Federal Home Loan Mortgage		565,600	Abbott Laboratories	$29,976,800
	Corporation	$12,317,221	270,600	AmerisourceBergen
256,300	Federal National Mortgage			Corporation *	14,174,028
	Association	14,488,639	300,000	Amgen, Inc. #	21,111,000
74,300	Franklin Resources, Inc. *	8,849,873	318,700	Baxter International, Inc.	15,826,642
89,600	Goldman Sachs Group, Inc.	19,009,536	98,300	Cardinal Health, Inc. *	7,020,586
213,800	Hartford Financial Services		314,100	Caremark Rx, Inc. *	19,241,766
	Group, Inc.	20,291,758	74,700	Eli Lilly and Company	4,042,764
1,172,684	J.P. Morgan Chase		209,200	Forest Laboratories, Inc. #	11,738,212
	& Company	59,724,796	104,300	GlaxoSmithKline plc ADR *	5,645,759
268,700	KeyCorp *	10,256,279	124,800	Henry Schein, Inc. #*	6,336,096
266,400	Lehman Brothers		804,800	Johnson & Johnson	53,760,640
	Holdings, Inc.	21,908,736	95,600	Laboratory Corporation of
226,500	Lincoln National			America Holdings #	7,020,864
	Corporation *	15,207,210	319,900	McKesson Corporation	17,834,425
163,600	Loews Corporation	7,110,056	308,900	Medco Health
264,800	Marshall & Ilsley			Solutions, Inc. #	18,289,969
	Corporation *	12,461,488	365,400	Medtronic, Inc.	19,530,630
139,300	MBIA, Inc. *	10,005,919	578,800	Merck & Company, Inc.	25,901,300
344,300	Mellon Financial		105,700	Novartis AG ADR	6,097,833
	Corporation *	14,715,382	1,803,575	Pfizer, Inc.	47,325,808
123,100	Merrill Lynch &		833,300	Schering-Plough
	Company, Inc.	11,517,236		Corporation *	20,832,500
314,000	MetLife, Inc.	19,505,680	83,200	St. Jude Medical, Inc. #	3,557,632
431,350	Morgan Stanley	35,711,466	75,900	Stryker Corporation *	4,701,246
167,900	PNC Financial Services		347,200	UnitedHealth Group, Inc.	18,144,672
	Group, Inc. *	12,385,983	218,900	WellPoint, Inc. #	17,157,382
177,000	Principal Financial		480,000	Wyeth	23,716,800

	Group, Inc. *	10,904,970		Total Health Care	418,985,354

125,100	ProLogis Trust	8,131,500
211,808	Prudential Financial, Inc.	18,878,447	Industrials (10.7%)
94,700	Simon Property Group, Inc.	10,832,733	187,300	3M Company	13,916,390
235,200	SLM Corporation	10,809,792	186,300	Boeing Company	16,685,028
184,600	St. Paul Travelers		233,400	Burlington Northern
	Companies, Inc.	9,386,910		Santa Fe Corporation *	18,756,024
441,600	U.S. Bancorp	15,720,960	232,200	Caterpillar, Inc.	14,877,054
182,500	W.R. Berkley Corporation *	6,038,925	167,700	Cooper Industries, Ltd.	15,326,103
458,844	Wachovia Corporation	25,924,686	32,300	Deere & Company	3,239,044
1,091,200	Wells Fargo & Company *	39,195,904	57,300	Dover Corporation *	2,842,080

	Total Financials	729,433,648	306,600	Emerson Electric Company	13,787,802

			83,500	FedEx Corporation	9,218,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

64

Large Cap Stock Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (95.9%)	Value	Shares	Common Stock (95.9%)	Value

Industrials — continued			1,077,100	Motorola, Inc.	$21,380,435
174,300	General Dynamics		184,200	NCR Corporation #*	8,729,238
	Corporation	$13,621,545	221,700	Network Appliance, Inc. #*	8,335,920
2,640,500	General Electric Company	95,190,025	656,100	Oracle Corporation #	11,258,676
187,200	Goodrich Corporation *	9,176,544	261,400	Paychex, Inc. *	10,458,614
244,200	Honeywell International, Inc.	11,157,498	348,200	QUALCOMM, Inc.	13,113,212
247,100	Ingersoll-Rand Company	10,595,648	609,300	Texas Instruments, Inc.	19,004,067
126,900	Lockheed Martin Corporation	12,333,411	343,891	Western Digital Corporation #	6,740,264
136,200	Manpower, Inc. *	9,933,066	174,000	Yahoo!, Inc. #	4,925,940

110,000	Parker-Hannifin Corporation *	9,103,600		Total Information
88,300	Precision Castparts			Technology	489,438,177

	Corporation *	7,848,987
157,800	Raytheon Company	8,189,820	Materials (2.9%)
47,300	Textron, Inc. *	4,406,941	224,000	Air Products and
73,400	Union Pacific Corporation	7,413,400		Chemicals, Inc.	16,723,840
161,400	United Parcel Service, Inc. *	11,665,992	149,500	Ball Corporation	6,924,840
420,400	United Technologies		251,900	Dow Chemical Company *	10,463,926
	Corporation	28,595,608	379,600	E.I. du Pont de Nemours
322,100	Waste Management, Inc.	12,233,358		and Company *	18,812,976
142,600	WESCO International, Inc. #*	8,658,672	87,100	PPG Industries, Inc.	5,773,859

	Total Industrials	368,772,040	207,500	Praxair, Inc. *	13,084,950

			215,200	Rohm and Haas Company *	11,203,312
Information Technology (14.2%)			206,400	Sigma-Aldrich Corporation *	7,832,880
236,200	Accenture, Ltd. *	8,916,550	154,500	Temple-Inland, Inc. *	7,715,730

217,800	Adobe Systems, Inc. #‡	8,465,886		Total Materials	98,536,313

164,400	Alliance Data Systems
	Corporation #*	11,167,692	Telecommunications Services (3.2%)
173,400	Amdocs, Ltd. #	6,013,512	97,000	ALLTEL Corporation	5,945,130
191,600	Apple Computer, Inc. #	16,425,868	1,979,949	AT&T, Inc. ‡	74,505,462
400,700	Applied Materials, Inc.	7,104,411	782,200	Verizon Communications, Inc.	30,130,344

261,200	Arrow Electronics, Inc. #*	9,207,300		Total Telecommunications
1,921,500	Cisco Systems, Inc. #	51,092,685		Services	110,580,936

258,800	Citrix Systems, Inc. #	8,196,196
375,700	Dell, Inc. #*	9,110,725	Utilities (2.7%)
56,900	Google, Inc. #	28,523,970	279,700	American Electric Power
222,900	Harris Corporation *	11,327,778		Company, Inc.	12,175,341
1,007,500	Hewlett-Packard Company	43,604,600	250,100	FirstEnergy Corporation	14,838,433
221,900	Integrated Device		257,800	FPL Group, Inc. *	14,604,370
	Technology, Inc. #*	3,357,347	123,400	ONEOK, Inc. *	5,295,094
1,717,700	Intel Corporation	36,002,992	245,500	PG&E Corporation *	11,459,940
378,400	International Business		284,900	PPL Corporation	10,142,440
	Machines Corporation *	37,518,360	203,500	Sempra Energy	11,676,830
261,000	Intersil Corporation *	6,149,160	250,000	TXU Corporation *	13,520,000

78,500	MEMC Electronic			Total Utilities	93,712,448

	Materials, Inc. #	4,113,400

2,284,600	Microsoft Corporation	70,502,756		Total Common Stock
295,700	Molex, Inc.	8,690,623		(cost $2,301,913,161)	3,302,769,207

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

65

Large Cap Stock Fund
Schedule of Investments as of January 31, 2007 (unaudited)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (7.9%)	Rate (+)	Date	Value

273,560,103	Thrivent Financial Securities Lending Trust	5.330%	N/A	$273,560,103

	Total Collateral Held for Securities Loaned
	(cost $273,560,103)			273,560,103

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (3.9%)	Rate (+)	Date	Value

$53,300,000	Barclays Bank plc Repurchase Agreement ■	5.250%	2/1/2007	$53,300,000
7,000,000	Curzon Funding, LLC	5.255	3/13/2007	6,959,128
7,994,000	Falcon Asset Securitization Corporation	5.270	2/13/2007	7,979,957
8,300,000	Federal National Mortgage Association	4.420	2/7/2007	8,292,875
12,592,000	Jupiter Securitization Company, LLC	5.260	2/13/2007	12,569,922
12,615,000	Paradigm Funding, LLC	5.280	2/1/2007	12,615,000
9,823,000	Three Pillars Funding Corporation	5.270	2/20/2007	9,795,678
22,921,340	Thrivent Money Market Fund	5.040	N/A	22,921,340

	Total Short-Term Investments (at amortized cost)			134,433,900

	Total Investments (cost $2,709,907,164) 107.7%			$3,710,763,210

	Other Assets and Liabilities, Net (7.7%)			(264,692,614)

	Total Net Assets 100.0%			$3,446,070,596

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

S&P 500 Index Futures	127	March 2007	$45,393,461	$45,815,250	$421,789

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At January 31, 2007, $8,292,875 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $58,662,368 of investments were earmarked as collateral to cover open financial futures contracts.

 ■ Repurchase agreement dated January 31, 2007, $53,307,773 maturing February 1, 2007, collateralized by; $15,381,811 Federal Home Loan Mortgage Corporation Discount Notes, Zero Coupon due March 6, 2007, $16,708,859 Federal National Mortgage Association Discount Notes, Zero Coupon due May 25, 2007, $12,582,635 Federal Home Loan Bank Bonds, 5.400% due January 12, 2009, and $9,693,101 Federal Farm Credit Bank Floating Rate Notes, 5.240% due June 22, 2010.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$1,010,234,015
Gross unrealized depreciation	(9,377,969)

Net unrealized appreciation (depreciation)	$1,000,856,046
Cost for federal income tax purposes	$2,709,907,164

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

66

Large Cap Index Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (99.0%)	Value	Shares	Common Stock (99.0%)	Value

Consumer Discretionary (10.7%)			1,600	IAC InterActiveCorp #	$61,440
2,300	Amazon.com, Inc. #*	$86,641	2,400	International Game Technology	104,304
1,000	Apollo Group, Inc. #*	43,400	3,300	Interpublic Group of
1,000	AutoNation, Inc. #*	22,450		Companies, Inc. #*	43,428
400	AutoZone, Inc. #	50,252	1,600	J.C. Penney Company, Inc.
2,100	Bed Bath & Beyond, Inc. #	88,599		(Holding Company)	129,984
2,975	Best Buy Company, Inc.	149,940	1,500	Johnson Controls, Inc.	138,690
800	Big Lots, Inc. #*	20,744	900	Jones Apparel Group, Inc.	30,744
500	Black & Decker Corporation	43,640	600	KB Home *	32,532
700	Brunswick Corporation *	23,877	2,400	Kohl’s Corporation #	170,184
3,300	Carnival Corporation	170,148	1,300	Leggett & Platt, Inc. *	31,512
5,750	CBS Corporation	179,228	1,000	Lennar Corporation *	54,380
900	Centex Corporation *	48,321	2,400	Limited Brands, Inc.	67,056
1,000	Circuit City Stores, Inc.	20,410	800	Liz Claiborne, Inc. *	35,520
3,700	Clear Channel		11,100	Lowe’s Companies, Inc.	374,181
	Communications, Inc.	134,384	2,500	Marriott International, Inc.	120,350
2,600	Coach, Inc. #	119,236	2,800	Mattel, Inc.	68,208
15,187	Comcast Corporation #	673,088	9,000	McDonald’s Corporation	399,150
2,000	D.R. Horton, Inc.	58,120	2,600	McGraw-Hill Companies, Inc.	174,408
1,000	Darden Restaurants, Inc.	39,140	400	Meredith Corporation	23,584
400	Dillard’s, Inc.	13,736	1,100	New York Times Company *	25,399
5,600	DIRECTV Group, Inc. #	136,584	2,000	Newell Rubbermaid, Inc.	59,080
2,200	Dollar General Corporation *	37,268	17,000	News Corporation	395,250
500	Dow Jones & Company, Inc. *	18,855	1,400	NIKE, Inc.	138,334
700	E.W. Scripps Company	34,181	1,700	Nordstrom, Inc.	94,707
2,000	Eastman Kodak Company *	51,720	2,100	Office Depot, Inc. #	78,519
1,100	Family Dollar Stores, Inc. *	35,640	500	OfficeMax, Inc.	24,145
3,756	Federated Department		1,300	Omnicom Group, Inc.	136,760
	Stores, Inc.	155,836	1,600	Pulte Homes, Inc. *	54,944
13,700	Ford Motor Company *	111,381	1,000	RadioShack Corporation *	22,100
1,100	Fortune Brands, Inc.	92,092	672	Sears Holdings Corporation #*	118,709
1,700	Gannett Company, Inc.	98,838	900	Sherwin-Williams Company	62,190
3,800	Gap, Inc.	72,846	400	Snap-On, Inc.	19,284
4,200	General Motors Corporation *	137,928	500	Stanley Works *	28,630
1,200	Genuine Parts Company	57,024	5,250	Staples, Inc.	135,030
1,200	Goodyear Tire & Rubber		5,500	Starbucks Corporation #	192,170
	Company #*	29,628	1,600	Starwood Hotels & Resorts
2,400	H&R Block, Inc.	59,040		Worldwide, Inc.	100,128
1,800	Harley-Davidson, Inc. *	122,886	6,300	Target Corporation	386,568
500	Harman International		1,000	Tiffany & Company	39,260
	Industries, Inc. *	47,285	29,050	Time Warner, Inc.	635,324
1,300	Harrah’s Entertainment, Inc.	109,824	3,300	TJX Companies, Inc.	97,581
1,100	Hasbro, Inc. *	31,240	1,400	Tribune Company *	42,756
2,800	Hilton Hotels Corporation	99,092	1,800	Univision
14,900	Home Depot, Inc.	607,026		Communications, Inc. #	64,278

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

67

Large Cap Index Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (99.0%)	Value	Shares	Common Stock (99.0%)	Value

Consumer Discretionary — continued			1,800	Tyson Foods, Inc.	$31,950
600	VF Corporation	$45,522	1,200	UST, Inc. *	68,928
5,050	Viacom, Inc. #	205,384	7,400	Walgreen Company	335,220
15,100	Walt Disney Company	531,067	17,900	Wal-Mart Stores, Inc.	853,651
600	Wendy’s International, Inc.	20,376	1,000	Whole Foods Market, Inc.	43,190
484	Whirlpool Corporation *	44,227	1,675	William Wrigley Jr. Company *	86,296

1,500	Wyndham Worldwide			Total Consumer Staples	8,751,876

	Corporation #	46,800
2,000	Yum! Brands, Inc.	120,020	Energy (9.6%)

	Total Consumer		3,290	Anadarko Petroleum Corporation	143,938
	Discretionary	10,155,765	2,322	Apache Corporation	169,436

			2,300	Baker Hughes, Inc.	158,769
Consumer Staples (9.2%)			2,100	BJ Services Company	58,086
15,300	Altria Group, Inc. ‡	1,337,067	3,000	Chesapeake Energy
5,600	Anheuser-Busch			Corporation *	88,830
	Companies, Inc.	285,432	15,903	Chevron Corporation	1,159,011
4,796	Archer-Daniels-Midland		11,988	ConocoPhillips	796,123
	Company	153,472	1,400	CONSOL Energy, Inc.	48,202
3,300	Avon Products, Inc.	113,487	3,300	Devon Energy Corporation	231,297
600	Brown-Forman Corporation	39,354	5,092	El Paso Corporation	79,028
1,500	Campbell Soup Company	57,720	1,100	ENSCO International, Inc.	55,957
1,100	Clorox Company	71,962	1,800	EOG Resources, Inc.	124,434
14,800	Coca-Cola Company	708,624	42,500	Exxon Mobil Corporation	3,149,244
2,100	Coca-Cola Enterprises, Inc. *	43,092	7,400	Halliburton Company	218,596
3,800	Colgate-Palmolive Company	259,540	2,000	Hess Corporation	107,980
3,800	ConAgra Foods, Inc.	97,698	800	Kinder Morgan, Inc. *	84,800
1,500	Constellation Brands, Inc. #	37,110	2,665	Marathon Oil Corporation	240,756
3,400	Costco Wholesale Corporation	191,012	1,400	Murphy Oil Corporation	69,594
6,000	CVS Corporation	201,900	2,200	Nabors Industries, Ltd. #*	66,616
1,000	Dean Foods Company #	44,250	1,300	National Oilwell Varco, Inc. #	78,832
900	Estee Lauder Companies, Inc.	42,750	900	Noble Corporation	67,455
2,500	General Mills, Inc.	143,100	6,200	Occidental Petroleum
2,400	H.J. Heinz Company	113,088		Corporation	287,432
1,200	Hershey Company *	61,248	2,000	Peabody Energy Corporation	81,660
1,800	Kellogg Company	88,686	900	Rowan Companies, Inc.	29,601
3,400	Kimberly-Clark Corporation	235,960	8,600	Schlumberger, Ltd.	546,014
5,300	Kroger Company	135,680	1,500	Smith International, Inc. *	59,520
900	McCormick & Company, Inc.	35,136	4,570	Spectra Energy Corporation #	119,368
400	Molson Coors Brewing Company	32,320	900	Sunoco, Inc.	56,817
900	Pepsi Bottling Group, Inc.	28,467	2,200	Transocean, Inc. #	170,214
11,890	PepsiCo, Inc.	775,704	4,400	Valero Energy Corporation	238,832
23,110	Procter & Gamble Company	1,499,146	2,400	Weatherford
1,200	Reynolds American, Inc. *	77,400		International, Ltd. #	96,912
3,300	Safeway, Inc.	118,899	4,300	Williams Companies, Inc.	116,057
5,500	Sara Lee Corporation	94,325	2,700	XTO Energy, Inc.	136,269

1,410	SUPERVALU, Inc.	53,537		Total Energy	9,135,680

4,500	SYSCO Corporation	155,475

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

68

Large Cap Index Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (99.0%)	Value	Shares	Common Stock (99.0%)	Value

Financials (22.0%)			1,100	First Horizon National
2,300	ACE, Ltd.	$132,894		Corporation *	$47,960
3,600	AFLAC, Inc.	171,396	1,200	Franklin Resources, Inc.	142,932
4,600	Allstate Corporation	276,736	3,300	Genworth Financial, Inc.	115,170
850	Ambac Financial Group, Inc.	74,885	3,100	Goldman Sachs Group, Inc.	657,696
8,800	American Express Company	512,336	2,300	Hartford Financial Services
18,944	American International			Group, Inc.	218,293
	Group, Inc.	1,296,717	1,910	Huntington Bancshares, Inc. *	44,465
1,800	Ameriprise Financial, Inc.	106,128	25,258	J.P. Morgan Chase & Company	1,286,390
2,300	Aon Corporation	82,478	1,500	Janus Capital Group, Inc.	30,720
800	Apartment Investment &		2,900	KeyCorp	110,693
	Management Company	50,104	1,600	Kimco Realty Corporation	79,360
1,600	Archstone-Smith Trust	101,136	1,000	Legg Mason, Inc.	104,850
600	Avalonbay Communities, Inc.	89,016	3,900	Lehman Brothers Holdings, Inc.	320,736
32,803	Bank of America Corporation	1,724,782	2,043	Lincoln National Corporation	137,167
5,600	Bank of New York Company, Inc.	224,056	3,400	Loews Corporation	147,764
3,900	BB&T Corporation	164,814	600	M&T Bank Corporation	72,786
900	Bear Stearns Companies, Inc.	148,365	4,000	Marsh & McLennan
900	Boston Properties, Inc.	113,481		Companies, Inc.	118,000
2,918	Capital One Financial		1,800	Marshall & Ilsley Corporation	84,708
	Corporation	234,607	900	MBIA, Inc. *	64,647
1,300	CB Richard Ellis Group, Inc. #	48,893	3,000	Mellon Financial Corporation *	128,220
7,400	Charles Schwab Corporation	140,008	6,400	Merrill Lynch & Company, Inc.	598,784
300	Chicago Mercantile Exchange		5,500	MetLife, Inc.	341,660
	Holdings, Inc.	168,990	700	MGIC Investment Corporation *	43,204
3,000	Chubb Corporation	156,120	1,700	Moody’s Corporation	121,652
1,307	Cincinnati Financial		7,700	Morgan Stanley	637,483
	Corporation	58,475	4,600	National City Corporation *	174,110
1,500	CIT Group, Inc.	88,440	1,300	Northern Trust Corporation	78,975
35,806	Citigroup, Inc.	1,973,985	1,200	Plum Creek Timber
1,100	Comerica, Inc. *	65,230		Company, Inc.	48,300
1,400	Commerce Bancorp, Inc. *	47,292	2,200	PNC Financial Services
900	Compass Bancshares, Inc. *	54,810		Group, Inc.	162,294
4,500	Countrywide Financial		1,900	Principal Financial
	Corporation	195,660		Group, Inc.	117,059
3,100	E*TRADE Financial		5,500	Progressive Corporation	127,545
	Corporation #	75,578	1,800	ProLogis Trust	117,000
2,500	Equity Office Properties Trust	138,875	3,400	Prudential Financial, Inc.	303,042
2,100	Equity Residential REIT	118,188	900	Public Storage, Inc.	97,884
5,000	Federal Home Loan Mortgage		1,575	Realogy Corporation #*	47,092
	Corporation	324,650	5,314	Regions Financial Corporation	192,686
7,100	Federal National Mortgage		800	SAFECO Corporation	51,208
	Association	401,363	1,600	Simon Property Group, Inc.	183,024
600	Federated Investors, Inc.	21,186	3,000	SLM Corporation	137,880
4,122	Fifth Third Bancorp *	164,468	2,635	Sovereign Bancorp, Inc. *	64,953

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

69

Large Cap Index Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (99.0%)	Value	Shares	Common Stock (99.0%)	Value

Financials — continued			1,900	Genzyme Corporation #	$124,887
5,064	St. Paul Travelers		3,300	Gilead Sciences, Inc. #	212,256
	Companies, Inc.	$257,504	1,800	Health Management
2,400	State Street Corporation	170,520		Associates, Inc. *	35,010
2,500	SunTrust Banks, Inc.	207,750	1,150	Hospira, Inc. #	42,297
2,300	Synovus Financial		1,200	Humana, Inc. #	66,600
	Corporation *	73,439	1,500	IMS Health, Inc.	43,290
2,000	T. Rowe Price Group, Inc.	95,980	21,190	Johnson & Johnson	1,415,492
700	Torchmark Corporation	45,493	1,733	King Pharmaceuticals, Inc. #	30,951
12,818	U.S. Bancorp	456,321	900	Laboratory Corporation of
2,500	UnumProvident Corporation *	55,000		America Holdings #	66,096
900	Vornado Realty Trust	110,115	600	Manor Care, Inc. *	31,944
13,832	Wachovia Corporation	781,508	2,200	McKesson Corporation	122,650
6,901	Washington Mutual, Inc. *	307,716	2,225	Medco Health Solutions, Inc. #	131,742
24,600	Wells Fargo & Company	883,632	1,800	MedImmune, Inc. #*	62,388
1,400	XL Capital, Ltd.	96,600	8,400	Medtronic, Inc.	448,980
700	Zions Bancorporation	59,374	15,800	Merck & Company, Inc.	707,050

	Total Financials	20,905,486	400	Millipore Corporation #	27,392

			1,500	Mylan Laboratories, Inc. *	33,210
Health Care (12.1%)			1,100	Patterson Companies, Inc. #*	41,371
11,200	Abbott Laboratories ‡	593,600	800	PerkinElmer, Inc.	19,096
3,900	Aetna, Inc.	164,424	52,540	Pfizer, Inc.	1,378,650
1,100	Allergan, Inc.	128,381	1,200	Quest Diagnostics, Inc.	62,976
1,400	AmerisourceBergen Corporation	73,332	10,800	Schering-Plough Corporation	270,000
8,436	Amgen, Inc. #	593,641	2,500	St. Jude Medical, Inc. #	106,900
1,300	Applera Corporation (Applied		2,200	Stryker Corporation	136,268
	Biosystems Group)	45,188	3,500	Tenet Healthcare
800	Barr Pharmaceuticals, Inc. #	42,816		Corporation #*	24,710
300	Bausch & Lomb, Inc. *	16,704	2,900	Thermo Electron Corporation #	138,765
4,800	Baxter International, Inc.	238,368	9,800	UnitedHealth Group, Inc.	512,148
1,800	Becton, Dickinson		800	Waters Corporation #	45,352
	and Company	138,492	700	Watson Pharmaceuticals, Inc. #	19,054
2,390	Biogen Idec, Inc. #	115,533	4,600	WellPoint, Inc. #	360,548
1,775	Biomet, Inc. *	75,189	9,800	Wyeth	484,218
8,635	Boston Scientific		1,840	Zimmer Holdings, Inc. #	154,965

	Corporation #	159,316		Total Health Care	11,525,723

14,300	Bristol-Myers Squibb Company	411,697
700	C.R. Bard, Inc.	57,764	Industrials (10.7%)
3,000	Cardinal Health, Inc.	214,260	5,300	3M Company	393,790
3,200	Caremark Rx, Inc.	196,032	1,900	Allied Waste
2,700	Celgene Corporation #	144,936		Industries, Inc. #	24,301
800	CIGNA Corporation	105,920	1,300	American Power Conversion
1,250	Coventry Health Care, Inc. #	64,438		Corporation	39,962
7,100	Eli Lilly and Company	384,252	1,200	American Standard
1,000	Express Scripts, Inc. #	69,520		Companies, Inc.	59,268
2,400	Forest Laboratories, Inc. #	134,664	600	Avery Dennison Corporation	41,016

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

70

Large Cap Index Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (99.0%)	Value	Shares	Common Stock (99.0%)	Value

Industrials — continued			2,000	Union Pacific Corporation	$202,000
5,700	Boeing Company	$510,492	7,800	United Parcel Service, Inc.	563,784
2,600	Burlington Northern Santa Fe		7,300	United Technologies
	Corporation	208,936		Corporation	496,546
4,700	Caterpillar, Inc.	301,129	600	W.W. Grainger, Inc.	46,590
900	Cintas Corporation	37,035	3,900	Waste Management, Inc.	148,122

700	Cooper Industries, Ltd.	63,973		Total Industrials	10,193,364

3,200	CSX Corporation	117,728
400	Cummins, Inc. *	53,824	Information Technology (14.9%)
1,800	Danaher Corporation	133,308	914	ADC Telecommunications, Inc. #*	14,752
1,700	Deere & Company	170,476	4,200	Adobe Systems, Inc. #	163,254
1,400	Dover Corporation	69,440	4,100	Advanced Micro
1,000	Eaton Corporation	78,350		Devices, Inc. #*	63,755
5,800	Emerson Electric Company	260,826	800	Affiliated Computer
1,000	Equifax, Inc.	41,530		Services, Inc. #	39,192
2,300	FedEx Corporation	253,920	2,900	Agilent Technologies, Inc. #	92,800
600	Fluor Corporation *	49,560	2,600	Altera Corporation #	52,130
2,900	General Dynamics Corporation	226,635	2,400	Analog Devices, Inc.	78,600
75,200	General Electric Company	2,710,960	6,200	Apple Computer, Inc. #	531,526
1,000	Goodrich Corporation	49,020	10,100	Applied Materials, Inc.	179,073
5,900	Honeywell International, Inc.	269,571	1,600	Autodesk, Inc. #	69,952
3,100	Illinois Tool Works, Inc.	158,069	4,100	Automatic Data
2,300	Ingersoll-Rand Company	98,624		Processing, Inc.	195,652
1,400	ITT Corporation	83,510	3,325	Avaya, Inc. #	42,660
900	L-3 Communications		1,500	BMC Software, Inc. #	51,585
	Holdings, Inc.	74,106	3,400	Broadcom Corporation #	108,528
2,500	Lockheed Martin Corporation	242,975	3,000	CA, Inc. *	73,650
2,800	Masco Corporation	89,572	585	CIENA Corporation #*	16,433
1,000	Monster Worldwide, Inc. #	49,410	44,300	Cisco Systems, Inc. #	1,177,937
2,800	Norfolk Southern Corporation	139,020	1,400	Citrix Systems, Inc. #*	44,338
2,534	Northrop Grumman Corporation	179,762	1,000	Cognizant Technology
1,837	PACCAR, Inc. *	122,840		Solutions Corporation #	85,290
800	Pall Corporation	27,808	1,300	Computer Sciences
900	Parker-Hannifin Corporation	74,484		Corporation #*	68,198
1,700	Pitney Bowes, Inc.	81,379	2,600	Compuware Corporation #	23,322
1,600	R.R. Donnelley & Sons Company	59,360	1,100	Convergys Corporation #*	28,644
3,300	Raytheon Company	171,270	11,400	Corning, Inc. #	237,576
1,200	Robert Half		16,500	Dell, Inc. #	400,125
	International, Inc.	48,840	8,400	eBay, Inc. #	272,076
1,300	Rockwell Automation, Inc.	79,573	2,300	Electronic Arts, Inc. #	115,000
1,300	Rockwell Collins, Inc.	88,673	3,800	Electronic Data Systems
500	Ryder System, Inc. *	27,270		Corporation	99,978
5,800	Southwest Airlines Company *	87,580	16,000	EMC Corporation #	223,840
700	Terex Corporation #	39,823	1,200	Fidelity National Information
900	Textron, Inc.	83,853		Services, Inc.	51,024
14,538	Tyco International, Ltd.	463,471	5,503	First Data Corporation	136,805

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

71

Large Cap Index Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (99.0%)	Value	Shares	Common Stock (99.0%)	Value

Information Technology — continued			1,700	VeriSign, Inc. #*	$40,630
1,250	Fiserv, Inc. #	$65,712	5,503	Western Union Company	122,937
1,600	Google, Inc. #	802,080	7,100	Xerox Corporation #	122,120
19,941	Hewlett-Packard Company	863,046	2,400	Xilinx, Inc.	58,320
42,000	Intel Corporation	880,320	9,000	Yahoo!, Inc. #	254,790

11,000	International Business			Total Information
	Machines Corporation	1,090,650		Technology	14,224,853

2,500	Intuit, Inc. #	78,625
1,400	Jabil Circuit, Inc. *	33,586	Materials (3.0%)
1,575	JDS Uniphase Corporation #*	28,004	1,600	Air Products and
4,200	Juniper Networks, Inc. #*	76,104		Chemicals, Inc.	119,456
1,400	KLA-Tencor Corporation	68,922	6,300	Alcoa, Inc. *	203,490
800	Lexmark International, Inc. #*	50,424	700	Allegheny Technologies, Inc.	72,443
2,100	Linear Technology		500	Ashland, Inc.	34,775
	Corporation *	64,995	700	Ball Corporation	32,424
2,900	LSI Logic Corporation #*	27,260	800	Bemis Company, Inc.	27,128
2,400	Maxim Integrated		6,983	Dow Chemical Company	290,074
	Products, Inc.	73,920	6,700	E.I. du Pont de Nemours
5,500	Micron Technology, Inc. #	71,225		and Company	332,052
63,100	Microsoft Corporation	1,947,266	600	Eastman Chemical Company *	35,136
1,100	Molex, Inc. *	32,329	1,300	Ecolab, Inc.	57,070
17,600	Motorola, Inc.	349,360	1,500	Freeport-McMoRan Copper &
2,100	National Semiconductor			Gold, Inc. *	86,265
	Corporation	48,573	900	Hercules, Inc. #	17,649
1,400	NCR Corporation #	66,346	500	International Flavors &
2,800	Network Appliance, Inc. #	105,280		Fragrances, Inc. *	24,240
2,400	Novell, Inc. #	17,400	3,300	International Paper Company	111,210
900	Novellus Systems, Inc. #*	27,747	1,291	MeadWestvaco Corporation	38,911
2,600	NVIDIA Corporation #	79,690	3,968	Monsanto Company	218,597
29,191	Oracle Corporation #	500,918	3,200	Newmont Mining Corporation	144,320
2,500	Paychex, Inc.	100,025	2,300	Nucor Corporation	148,442
1,600	PMC-Sierra, Inc. #*	10,080	900	Pactiv Corporation #*	29,196
1,100	QLogic Corporation #	20,130	1,400	Phelps Dodge Corporation	173,040
12,000	QUALCOMM, Inc.	451,920	1,200	PPG Industries, Inc.	79,548
1,000	Sabre Holdings Corporation	32,310	2,400	Praxair, Inc.	151,344
1,700	SanDisk Corporation #	68,340	1,100	Rohm and Haas Company	57,266
3,800	Sanmina-SCI Corporation #	13,300	500	Sealed Air Corporation *	32,950
6,700	Solectron Corporation #*	21,775	800	Sigma-Aldrich Corporation	30,360
25,600	Sun Microsystems, Inc. #	169,984	700	Temple-Inland, Inc.	34,958
6,847	Symantec Corporation #	121,260	900	United States Steel
600	Tektronix, Inc.	16,962		Corporation	75,141
3,300	Tellabs, Inc. #	33,231	600	Vulcan Materials Company *	61,104
1,400	Teradyne, Inc. #*	20,860	1,800	Weyerhaeuser Company *	135,000

10,800	Texas Instruments, Inc. *	336,852		Total Materials	2,853,589

2,500	Unisys Corporation #*	21,550

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

72

Large Cap Index Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (99.0%)	Value	Shares	Common Stock (99.0%)	Value

Telecommunications Services (3.5%)			9,140	Duke Energy Corporation	$179,967
2,800	ALLTEL Corporation	$171,612	2,883	Dynegy, Inc. #	20,325
45,669	AT&T, Inc. ‡	1,718,506	2,300	Edison International, Inc.	103,454
800	CenturyTel, Inc.	35,872	1,500	Entergy Corporation	139,275
2,300	Citizens Communications		4,950	Exelon Corporation	296,950
	Company *	33,718	2,400	FirstEnergy Corporation	142,392
1,143	Embarq Corporation	63,448	3,000	FPL Group, Inc. *	169,950
11,700	Qwest Communications		1,200	KeySpan Corporation	48,960
	International, Inc. #*	95,355	500	Nicor, Inc. *	22,750
21,068	Sprint Nextel Corporation	375,642	2,037	NiSource, Inc. *	48,481
21,300	Verizon Communications, Inc.	820,476	300	Peoples Energy Corporation *	13,065
3,401	Windstream Corporation	50,607	2,600	PG&E Corporation	121,368

	Total Telecommunications		900	Pinnacle West Capital
	Services	3,365,236		Corporation *	43,911

			2,800	PPL Corporation	99,680
Utilities (3.3%)			1,927	Progress Energy, Inc.	91,610
4,800	AES Corporation #	99,792	1,900	Public Service Enterprise
1,200	Allegheny Energy, Inc. #	55,824		Group, Inc. *	127,357
1,500	Ameren Corporation *	79,665	600	Questar Corporation *	48,720
2,900	American Electric Power		1,900	Sempra Energy *	109,022
	Company, Inc.	126,237	5,400	Southern Company	197,262
2,200	CenterPoint Energy, Inc. *	37,972	1,600	TECO Energy, Inc. *	27,136
1,700	CMS Energy Corporation #*	28,373	3,400	TXU Corporation	183,872
1,800	Consolidated Edison, Inc. *	86,904	2,955	Xcel Energy, Inc. *	68,940

1,300	Constellation Energy			Total Utilities	3,184,869

	Group, Inc.	94,315

2,600	Dominion Resources, Inc.	215,696		Total Common Stock
1,200	DTE Energy Company *	55,644		(cost $72,553,203)	94,296,441

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

73

Large Cap Index Fund
Schedule of Investments as of January 31, 2007 (unaudited)
			Interest	Maturity
Shares	Collateral Held for Securities Loaned (7.1%)		Rate (+)	Date	Value

6,760,362	Thrivent Financial Securities Lending Trust		5.330%	N/A	$6,760,362

	Total Collateral Held for Securities Loaned
	(cost $6,760,362)				6,760,362

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (1.1%)		Rate (+)	Date	Value

$250,000	Federal National Mortgage Association ‡		5.150%	2/7/2007	$249,786
810,330	Thrivent Money Market Fund		5.040	N/A	810,330

	Total Short-Term Investments (at amortized cost)				1,060,116

	Total Investments (cost $80,373,681) 107.2%				$102,116,919

	Other Assets and Liabilities, Net (7.2%)				(6,870,972)

	Total Net Assets 100.0%				$95,245,947

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

S&P 500 Mini-Futures	14	March 2007	$1,003,888	$1,010,100	$6,212

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At January 31, 2007, $249,786 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $2,961,399 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$24,485,946
Gross unrealized depreciation	(2,742,708)

Net unrealized appreciation (depreciation)	$21,743,238
Cost for federal income tax purposes	$80,373,681

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

74

Large Cap Index Fund-I
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (94.5%)	Value	Shares	Common Stock (94.5%)	Value

Consumer Discretionary (10.2%)			808	International Game Technology	$35,116
800	Amazon.com, Inc. #*	$30,136	1,060	Interpublic Group of
355	Apollo Group, Inc. #*	15,407		Companies, Inc. #*	13,950
508	AutoNation, Inc. #*	11,405	556	J.C. Penney Company, Inc.
152	AutoZone, Inc. #*	19,096		(Holding Company)	45,169
657	Bed Bath & Beyond, Inc. #*	27,719	504	Johnson Controls, Inc.	46,600
941	Best Buy Company, Inc. *	47,426	354	Jones Apparel Group, Inc. *	12,093
402	Big Lots, Inc. #*	10,424	200	KB Home *	10,844
201	Black & Decker Corporation	17,543	858	Kohl’s Corporation #	60,841
402	Brunswick Corporation *	13,712	504	Leggett & Platt, Inc. *	12,217
1,165	Carnival Corporation *	60,067	300	Lennar Corporation *	16,314
2,011	CBS Corporation *	62,683	864	Limited Brands, Inc.	24,140
302	Centex Corporation *	16,214	403	Liz Claiborne, Inc. *	17,893
354	Circuit City Stores, Inc. *	7,225	3,848	Lowe’s Companies, Inc.	129,716
1,315	Clear Channel		810	Marriott International, Inc.	38,993
	Communications, Inc.	47,761	962	Mattel, Inc.	23,434
900	Coach, Inc. #	41,274	3,085	McDonald’s Corporation	136,820
5,316	Comcast Corporation #*	235,605	908	McGraw-Hill Companies, Inc.	60,909
700	D.R. Horton, Inc. *	20,342	100	Meredith Corporation *	5,896
380	Darden Restaurants, Inc.	14,873	554	New York Times Company *	12,792
201	Dillard’s, Inc. *	6,902	756	Newell Rubbermaid, Inc.	22,332
2,000	DIRECTV Group, Inc. #*	48,780	5,900	News Corporation	137,175
771	Dollar General Corporation *	13,061	457	NIKE, Inc.	45,156
300	Dow Jones & Company, Inc. *	11,313	604	Nordstrom, Inc.	33,649
400	E.W. Scripps Company *	19,532	707	Office Depot, Inc. #	26,435
758	Eastman Kodak Company *	19,602	201	OfficeMax, Inc. *	9,706
405	Family Dollar Stores, Inc.	13,122	403	Omnicom Group, Inc.	42,396
1,338	Federated Department		604	Pulte Homes, Inc. *	20,741
	Stores, Inc.	55,514	403	RadioShack Corporation *	8,906
4,754	Ford Motor Company *	38,650	175	Sears Holdings Corporation #*	30,914
354	Fortune Brands, Inc. *	29,637	353	Sherwin-Williams Company	24,392
604	Gannett Company, Inc.	35,117	300	Snap-On, Inc. *	14,463
1,274	Gap, Inc.	24,423	301	Stanley Works *	17,235
1,365	General Motors Corporation *	44,827	1,918	Staples, Inc.	49,331
454	Genuine Parts Company *	21,574	1,920	Starbucks Corporation #	67,085
503	Goodyear Tire & Rubber		506	Starwood Hotels & Resorts
	Company #*	12,419		Worldwide, Inc.	31,665
910	H&R Block, Inc. *	22,386	2,128	Target Corporation	130,574
608	Harley-Davidson, Inc. *	41,508	304	Tiffany & Company *	11,935
100	Harman International		10,086	Time Warner, Inc.	220,581
	Industries, Inc. *	9,457	1,216	TJX Companies, Inc.	35,957
402	Harrah’s Entertainment, Inc. *	33,961	506	Tribune Company *	15,453
404	Hasbro, Inc. *	11,474	606	Univision
961	Hilton Hotels Corporation *	34,010		Communications, Inc. #	21,640
5,167	Home Depot, Inc.	210,504	302	VF Corporation	22,913
600	IAC InterActiveCorp #*	23,040	1,811	Viacom, Inc. #	73,653

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

75

Large Cap Index Fund-I
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (94.5%)	Value	Shares	Common Stock (94.5%)	Value

Consumer Discretionary — continued			403	UST, Inc. *	$23,148
5,211	Walt Disney Company	$183,271	2,529	Walgreen Company *	114,564
302	Wendy’s International, Inc.	10,256	6,182	Wal-Mart Stores, Inc.	294,820
181	Whirlpool Corporation *	16,540	300	Whole Foods Market, Inc. *	12,957
525	Wyndham Worldwide		531	William Wrigley Jr. Company *	27,357

	Corporation #*	16,380		Total Consumer Staples	3,064,541

659	Yum! Brands, Inc. *	39,547

	Total Consumer		Energy (9.2%)
	Discretionary	3,563,743	1,140	Anadarko Petroleum Corporation	49,875

			846	Apache Corporation	61,733
Consumer Staples (8.8%)			808	Baker Hughes, Inc. *	55,776
5,309	Altria Group, Inc. ‡	463,954	710	BJ Services Company *	19,639
2,025	Anheuser-Busch Companies, Inc.	103,214	1,000	Chesapeake Energy
1,638	Archer-Daniels-Midland Company	52,416		Corporation *	29,610
1,212	Avon Products, Inc.	41,681	5,614	Chevron Corporation	409,148
300	Brown-Forman Corporation *	19,677	4,180	ConocoPhillips	277,594
560	Campbell Soup Company *	21,549	400	CONSOL Energy, Inc. *	13,772
305	Clorox Company *	19,953	1,112	Devon Energy Corporation	77,940
5,123	Coca-Cola Company	245,289	1,775	El Paso Corporation *	27,548
611	Coca-Cola Enterprises, Inc. *	12,538	400	ENSCO International, Inc. *	20,348
1,365	Colgate-Palmolive Company	93,230	606	EOG Resources, Inc.	41,893
1,312	ConAgra Foods, Inc. *	33,732	14,805	Exxon Mobil Corporation	1,097,047
500	Constellation Brands, Inc. #	12,370	2,624	Halliburton Company *	77,513
1,161	Costco Wholesale Corporation *	65,225	653	Hess Corporation	35,255
2,020	CVS Corporation *	67,973	353	Kinder Morgan, Inc. *	37,418
300	Dean Foods Company #*	13,275	866	Marathon Oil Corporation	78,234
400	Estee Lauder Companies, Inc. *	19,000	400	Murphy Oil Corporation *	19,884
860	General Mills, Inc.	49,226	806	Nabors Industries, Ltd. #*	24,406
859	H.J. Heinz Company *	40,476	500	National Oilwell Varco, Inc. #	30,320
504	Hershey Company *	25,724	304	Noble Corporation *	22,785
660	Kellogg Company	32,518	2,222	Occidental Petroleum
1,164	Kimberly-Clark Corporation	80,782		Corporation	103,012
1,872	Kroger Company	47,923	700	Peabody Energy Corporation *	28,581
404	McCormick & Company, Inc. *	15,772	301	Rowan Companies, Inc. *	9,900
250	Molson Coors Brewing		3,030	Schlumberger, Ltd.	192,375
	Company *	20,200	500	Smith International, Inc. *	19,840
408	Pepsi Bottling Group, Inc.	12,905	1,632	Spectra Energy Corporation #	42,628
4,197	PepsiCo, Inc.	273,812	302	Sunoco, Inc. *	19,065
7,992	Procter & Gamble Company	518,441	757	Transocean, Inc. #	58,569
404	Reynolds American, Inc. *	26,058	1,600	Valero Energy Corporation	86,848
1,161	Safeway, Inc. *	41,831	800	Weatherford
1,822	Sara Lee Corporation *	31,247		International, Ltd. #	32,304
608	SUPERVALU, Inc. *	23,105	1,563	Williams Companies, Inc. *	42,185
1,568	SYSCO Corporation *	54,174	933	XTO Energy, Inc. *	47,089

700	Tyson Foods, Inc. *	12,425		Total Energy	3,190,134

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

76

Large Cap Index Fund-I
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (94.5%)	Value	Shares	Common Stock (94.5%)	Value

Financials (21.0%)			354	First Horizon National
757	ACE, Ltd.	$43,739		Corporation *	$15,434
1,263	AFLAC, Inc.	60,131	355	Franklin Resources, Inc.	42,284
1,670	Allstate Corporation ‡	100,467	1,100	Genworth Financial, Inc.	38,390
303	Ambac Financial Group, Inc.	26,694	1,013	Goldman Sachs Group, Inc.	214,918
3,088	American Express Company ‡	179,783	756	Hartford Financial Services
6,527	American International			Group, Inc.	71,752
	Group, Inc. ‡	446,773	626	Huntington Bancshares, Inc. *	14,573
677	Ameriprise Financial, Inc.	39,916	8,778	J.P. Morgan Chase & Company	447,064
807	Aon Corporation *	28,939	506	Janus Capital Group, Inc.	10,363
253	Apartment Investment &		1,110	KeyCorp	42,369
	Management Company	15,845	700	Kimco Realty Corporation	34,720
600	Archstone-Smith Trust	37,926	300	Legg Mason, Inc.	31,455
200	Avalonbay Communities, Inc.	29,672	1,310	Lehman Brothers Holdings, Inc.	107,734
11,444	Bank of America Corporation	601,726	739	Lincoln National Corporation	49,621
1,972	Bank of New York		1,162	Loews Corporation	50,501
	Company, Inc. *	78,900	200	M&T Bank Corporation *	24,262
1,412	BB&T Corporation *	59,671	1,466	Marsh & McLennan
252	Bear Stearns Companies, Inc.	41,542		Companies, Inc.	43,247
300	Boston Properties, Inc.	37,827	606	Marshall & Ilsley
969	Capital One Financial			Corporation *	28,518
	Corporation	77,908	329	MBIA, Inc. *	23,632
500	CB Richard Ellis Group, Inc. #	18,805	1,061	Mellon Financial Corporation *	45,347
2,587	Charles Schwab Corporation	48,946	2,278	Merrill Lynch & Company, Inc.	213,130
90	Chicago Mercantile Exchange		1,970	MetLife, Inc.	122,376
	Holdings, Inc. *	50,697	251	MGIC Investment Corporation *	15,492
1,106	Chubb Corporation	57,556	606	Moody’s Corporation	43,365
450	Cincinnati Financial		2,631	Morgan Stanley	217,820
	Corporation	20,133	1,516	National City Corporation *	57,381
500	CIT Group, Inc.	29,480	604	Northern Trust Corporation	36,693
12,460	Citigroup, Inc.	686,920	456	Plum Creek Timber
453	Comerica, Inc. *	26,863		Company, Inc. *	18,354
500	Commerce Bancorp, Inc. *	16,890	755	PNC Financial Services
500	Compass Bancshares, Inc. *	30,450		Group, Inc.	55,696
1,606	Countrywide Financial		760	Principal Financial
	Corporation	69,829		Group, Inc.	46,824
1,100	E*TRADE Financial		2,024	Progressive Corporation	46,937
	Corporation #	26,818	600	ProLogis Trust	39,000
812	Equity Office Properties Trust	45,107	1,267	Prudential Financial, Inc.	112,928
758	Equity Residential REIT	42,660	400	Public Storage, Inc.	43,504
1,719	Federal Home Loan Mortgage		557	Realogy Corporation #*	16,654
	Corporation	111,615	1,787	Regions Financial Corporation	64,797
2,428	Federal National Mortgage		402	SAFECO Corporation *	25,732
	Association	137,255	555	Simon Property Group, Inc.	63,486
403	Federated Investors, Inc.	14,230	1,062	SLM Corporation	48,810
1,407	Fifth Third Bancorp *	56,139	950	Sovereign Bancorp, Inc. *	23,418

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

77

Large Cap Index Fund-I
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (94.5%)	Value	Shares	Common Stock (94.5%)	Value

Financials — continued			1,100	Gilead Sciences, Inc. #	$70,752
1,753	St. Paul Travelers		657	Health Management
	Companies, Inc.	$89,140		Associates, Inc. *	12,779
808	State Street Corporation	57,408	409	Hospira, Inc. #	15,043
956	SunTrust Banks, Inc. *	79,444	354	Humana, Inc. #	19,647
1,008	Synovus Financial		554	IMS Health, Inc. *	15,988
	Corporation *	32,185	7,335	Johnson & Johnson	489,978
602	T. Rowe Price Group, Inc. *	28,890	673	King Pharmaceuticals, Inc. #*	12,020
252	Torchmark Corporation	16,377	300	Laboratory Corporation of
4,469	U.S. Bancorp	159,096		America Holdings #*	22,032
857	UnumProvident Corporation *	18,854	351	Manor Care, Inc. *	18,687
300	Vornado Realty Trust	36,705	756	McKesson Corporation	42,147
4,827	Wachovia Corporation	272,726	741	Medco Health Solutions, Inc. #	43,875
2,400	Washington Mutual, Inc. *	107,016	707	MedImmune, Inc. #*	24,505
8,496	Wells Fargo & Company	305,176	2,834	Medtronic, Inc.	151,477
404	XL Capital, Ltd. *	27,876	5,517	Merck & Company, Inc.	246,886
452	Zions Bancorporation *	38,339	150	Millipore Corporation #	10,272

	Total Financials	7,315,665	600	Mylan Laboratories, Inc. *	13,284

			400	Patterson Companies, Inc. #*	15,044
Health Care (11.4%)			352	PerkinElmer, Inc.	8,402
3,896	Abbott Laboratories ‡	206,488	18,381	Pfizer, Inc. *	482,317
1,312	Aetna, Inc.	55,314	406	Quest Diagnostics, Inc.	21,307
303	Allergan, Inc. *	35,363	3,743	Schering-Plough Corporation *	93,575
504	AmerisourceBergen Corporation	26,400	912	St. Jude Medical, Inc. #	38,997
3,007	Amgen, Inc. #‡	211,603	708	Stryker Corporation *	43,854
454	Applera Corporation (Applied		1,090	Tenet Healthcare
	Biosystems Group)	15,781		Corporation #*	7,695
200	Barr Pharmaceuticals, Inc. #	10,704	1,054	Thermo Electron Corporation #	50,434
201	Bausch & Lomb, Inc. *	11,192	3,332	UnitedHealth Group, Inc.	174,130
1,669	Baxter International, Inc.	82,883	254	Waters Corporation #	14,399
606	Becton, Dickinson and Company	46,626	301	Watson Pharmaceuticals, Inc. #	8,193
805	Biogen Idec, Inc. #	38,914	1,620	WellPoint, Inc. #	126,976
644	Biomet, Inc.	27,280	3,339	Wyeth	164,980
2,943	Boston Scientific		639	Zimmer Holdings, Inc. #	53,817

	Corporation #*	54,298		Total Health Care	3,976,500

4,956	Bristol-Myers Squibb Company	142,683
202	C.R. Bard, Inc. *	16,669	Industrials (10.2%)
1,037	Cardinal Health, Inc.	74,063	1,824	3M Company	135,523
1,100	Caremark Rx, Inc.	67,386	654	Allied Waste
1,000	Celgene Corporation #	53,680		Industries, Inc. #*	8,365
204	CIGNA Corporation	27,010	505	American Power Conversion
350	Coventry Health Care, Inc. #	18,042		Corporation	15,524
2,483	Eli Lilly and Company	134,380	456	American Standard
300	Express Scripts, Inc. #*	20,856		Companies, Inc. *	22,522
812	Forest Laboratories, Inc. #	45,561	302	Avery Dennison Corporation	20,645
606	Genzyme Corporation #	39,832	1,974	Boeing Company	176,791

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

78

Large Cap Index Fund-I
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (94.5%)	Value	Shares	Common Stock (94.5%)	Value

Industrials — continued			656	Union Pacific Corporation	$66,256
858	Burlington Northern Santa Fe		2,684	United Parcel Service, Inc. *	194,000
	Corporation *	$68,949	2,522	United Technologies
1,618	Caterpillar, Inc.	103,665		Corporation	171,546
405	Cintas Corporation	16,666	252	W.W. Grainger, Inc.	19,568
352	Cooper Industries, Ltd. *	32,169	1,264	Waste Management, Inc.	48,007

1,108	CSX Corporation	40,763		Total Industrials	3,546,657

50	Cummins, Inc. *	6,728
604	Danaher Corporation	44,732	Information Technology (14.1%)
555	Deere & Company	55,655	438	ADC Telecommunications, Inc. #*	7,069
454	Dover Corporation	22,518	1,510	Adobe Systems, Inc. #	58,694
304	Eaton Corporation	23,818	1,407	Advanced Micro
2,122	Emerson Electric Company	95,426		Devices, Inc. #*	21,879
403	Equifax, Inc.	16,737	300	Affiliated Computer
707	FedEx Corporation	78,053		Services, Inc. #*	14,697
202	Fluor Corporation *	16,685	951	Agilent Technologies, Inc. #	30,432
1,008	General Dynamics Corporation	78,775	859	Altera Corporation #	17,223
26,150	General Electric Company	942,708	910	Analog Devices, Inc. *	29,802
401	Goodrich Corporation *	19,657	2,120	Apple Computer, Inc. #	181,748
2,124	Honeywell International, Inc.	97,046	3,602	Applied Materials, Inc. *	63,863
1,014	Illinois Tool Works, Inc. *	51,704	604	Autodesk, Inc. #*	26,407
808	Ingersoll-Rand Company	34,647	1,465	Automatic Data
404	ITT Corporation	24,099		Processing, Inc.	69,910
300	L-3 Communications		1,118	Avaya, Inc. #	14,344
	Holdings, Inc.	24,702	507	BMC Software, Inc. #*	17,436
862	Lockheed Martin Corporation	83,778	1,132	Broadcom Corporation #	36,133
1,061	Masco Corporation	33,941	965	CA, Inc. *	23,691
301	Monster Worldwide, Inc. #	14,872	294	CIENA Corporation #*	8,258
1,010	Norfolk Southern Corporation	50,146	15,414	Cisco Systems, Inc. #	409,858
846	Northrop Grumman Corporation	60,015	403	Citrix Systems, Inc. #*	12,763
664	PACCAR, Inc. *	44,402	400	Cognizant Technology
451	Pall Corporation *	15,677		Solutions Corporation #	34,116
352	Parker-Hannifin Corporation	29,132	404	Computer Sciences
755	Pitney Bowes, Inc. *	36,142		Corporation #*	21,194
601	R.R. Donnelley & Sons		959	Compuware Corporation #	8,602
	Company *	22,297	504	Convergys Corporation #*	13,124
1,159	Raytheon Company *	60,152	3,933	Corning, Inc. #	81,964
405	Robert Half		5,776	Dell, Inc. #	140,068
	International, Inc. *	16,484	2,932	eBay, Inc. #	94,967
454	Rockwell Automation, Inc.	27,789	708	Electronic Arts, Inc. #	35,400
354	Rockwell Collins, Inc.	24,146	1,312	Electronic Data Systems
300	Ryder System, Inc. *	16,362		Corporation	34,519
1,995	Southwest Airlines Company *	30,124	5,515	EMC Corporation #*	77,155
300	Terex Corporation #*	17,067	400	Fidelity National Information
302	Textron, Inc.	28,137		Services, Inc.	17,008
5,061	Tyco International, Ltd.	161,345	1,865	First Data Corporation	46,364

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

79

Large Cap Index Fund-I
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (94.5%)	Value	Shares	Common Stock (94.5%)	Value

Information Technology — continued			700	VeriSign, Inc. #*	$16,730
380	Fiserv, Inc. #	$19,977	1,865	Western Union Company	41,664
500	Google, Inc. #	250,650	2,371	Xerox Corporation #*	40,781
6,907	Hewlett-Packard Company	298,935	806	Xilinx, Inc.	19,586
14,649	Intel Corporation	307,043	3,128	Yahoo!, Inc. #	88,554

3,748	International Business			Total Information
	Machines Corporation	371,614		Technology	4,917,324

810	Intuit, Inc. #	25,474
405	Jabil Circuit, Inc. *	9,716	Materials (3.0%)
530	JDS Uniphase Corporation #*	9,423	556	Air Products and
1,500	Juniper Networks, Inc. #*	27,180		Chemicals, Inc.	41,511
504	KLA-Tencor Corporation *	24,812	2,186	Alcoa, Inc. *	70,608
251	Lexmark International, Inc. #*	15,821	251	Allegheny Technologies, Inc.	25,976
757	Linear Technology		151	Ashland, Inc.	10,502
	Corporation *	23,429	402	Ball Corporation	18,621
1,108	LSI Logic Corporation #*	10,415	302	Bemis Company, Inc.	10,241
859	Maxim Integrated		2,418	Dow Chemical Company *	100,444
	Products, Inc.	26,457	2,329	E.I. du Pont de Nemours
1,866	Micron Technology, Inc. #*	24,165		and Company	115,425
21,925	Microsoft Corporation	676,606	301	Eastman Chemical Company *	17,627
267	Molex, Inc. *	7,847	504	Ecolab, Inc. *	22,126
6,151	Motorola, Inc.	122,097	503	Freeport-McMoRan Copper &
808	National Semiconductor			Gold, Inc. *	28,928
	Corporation *	18,689	452	Hercules, Inc. #	8,864
502	NCR Corporation #	23,790	351	International Flavors &
908	Network Appliance, Inc. #	34,141		Fragrances, Inc. *	17,016
1,009	Novell, Inc. #*	7,315	1,119	International Paper Company *	37,710
353	Novellus Systems, Inc. #*	10,883	596	MeadWestvaco Corporation *	17,963
910	NVIDIA Corporation #	27,892	1,346	Monsanto Company	74,151
10,110	Oracle Corporation #	173,488	1,160	Newmont Mining Corporation	52,316
785	Paychex, Inc. *	31,408	804	Nucor Corporation *	51,890
604	PMC-Sierra, Inc. #*	3,805	354	Pactiv Corporation #	11,484
402	QLogic Corporation #	7,357	502	Phelps Dodge Corporation	62,047
4,242	QUALCOMM, Inc.	159,754	404	PPG Industries, Inc. *	26,781
489	Sabre Holdings Corporation *	15,800	808	Praxair, Inc.	50,952
600	SanDisk Corporation #*	24,120	406	Rohm and Haas Company *	21,136
1,413	Sanmina-SCI Corporation #	4,946	201	Sealed Air Corporation *	13,246
2,372	Solectron Corporation #*	7,709	502	Sigma-Aldrich Corporation	19,051
8,896	Sun Microsystems, Inc. #*	59,069	302	Temple-Inland, Inc. *	15,082
2,436	Symantec Corporation #*	43,142	251	United States Steel
401	Tektronix, Inc. *	11,336		Corporation	20,956
1,160	Tellabs, Inc. #	11,681	251	Vulcan Materials Company *	25,562
654	Teradyne, Inc. #*	9,745	605	Weyerhaeuser Company *	45,375

3,698	Texas Instruments, Inc. *	115,341		Total Materials	1,033,591

957	Unisys Corporation #*	8,249

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

80

Large Cap Index Fund-I
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (94.5%)	Value	Shares	Common Stock (94.5%)	Value

Telecommunications Services (3.4%)			1,237	Dynegy, Inc. #	$8,721
957	ALLTEL Corporation	$58,655	758	Edison International, Inc.	34,095
15,758	AT&T, Inc. ‡	592,975	506	Entergy Corporation	46,982
304	CenturyTel, Inc. *	13,631	1,664	Exelon Corporation	99,823
807	Citizens Communications		858	FirstEnergy Corporation	50,905
	Company *	11,831	1,106	FPL Group, Inc. *	62,655
387	Embarq Corporation	21,482	454	KeySpan Corporation	18,523
4,136	Qwest Communications		150	Nicor, Inc. *	6,825
	International, Inc. #*	33,708	775	NiSource, Inc. *	18,445
7,441	Sprint Nextel Corporation	132,673	250	Peoples Energy Corporation *	10,888
7,374	Verizon Communications, Inc.	284,046	860	PG&E Corporation	40,145
1,189	Windstream Corporation	17,692	301	Pinnacle West Capital

	Total Telecommunications			Corporation *	14,686
	Services	1,166,693	1,006	PPL Corporation	35,814

			682	Progress Energy, Inc. *	32,422
Utilities (3.2%)			606	Public Service Enterprise
1,664	AES Corporation #	34,595		Group, Inc. *	40,620
352	Allegheny Energy, Inc. #	16,375	200	Questar Corporation *	16,240
503	Ameren Corporation *	26,714	659	Sempra Energy *	37,813
929	American Electric Power		1,970	Southern Company *	71,964
	Company, Inc.	40,439	604	TECO Energy, Inc. *	10,244
806	CenterPoint Energy, Inc. *	13,912	1,114	TXU Corporation	60,245
602	CMS Energy Corporation #*	10,047	1,014	Xcel Energy, Inc. *	23,657

557	Consolidated Edison, Inc. *	26,892		Total Utilities	1,111,841

503	Constellation Energy

	Group, Inc.	36,493		Total Common Stock
929	Dominion Resources, Inc.	77,070		(cost $28,313,769)	32,886,689

503	DTE Energy Company *	23,324
3,264	Duke Energy Corporation	64,268

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

81

Large Cap Index Fund-I
Schedule of Investments as of January 31, 2007 (unaudited)
			Interest	Maturity
Shares	Collateral Held for Securities Loaned (20.4%)		Rate (+)	Date	Value

7,084,244	Thrivent Financial Securities Lending Trust		5.330%	N/A	$7,084,244

	Total Collateral Held for Securities Loaned
	(cost $7,084,244)				7,084,244

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (5.4%)		Rate (+)	Date	Value

$225,000	Federal National Mortgage Association ‡		5.160%	2/7/2007	$224,807
1,637,409	Thrivent Money Market Fund		5.040	N/A	1,637,409

	Total Short-Term Investments (at amortized cost)				1,862,216

	Total Investments (cost $37,260,229) 120.3%				$41,833,149

	Other Assets and Liabilities, Net (20.3%)				(7,055,884)

	Total Net Assets 100.0%				$34,777,265

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

S&P 500 Mini-Futures	25	March 2007	$1,784,666	$1,803,750	$19,084

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At January 31, 2007, $224,807 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $1,971,219 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$7,303,531
Gross unrealized depreciation	(2,730,611)

Net unrealized appreciation (depreciation)	$4,572,920
Cost for federal income tax purposes	$37,260,229

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

82

Balanced Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (64.6%)	Value	Shares	Common Stock (64.6%)	Value

Consumer Discretionary (8.2%)			11,000	TJX Companies, Inc.	$325,270
7,900	Advance Auto Parts, Inc. ±	$299,805	29,700	ValueVision Media, Inc. #	364,122
22,700	Best Buy Company, Inc.	1,144,080	43,300	Viacom, Inc. #±	1,761,011
2,800	Black & Decker Corporation	244,384	71,800	Visteon Corporation #*	574,400
11,100	Brunswick Corporation *	378,621	37,300	Walt Disney Company	1,311,841
4,200	Centex Corporation *	225,498	28,600	WMS Industries, Inc. #*	1,134,276

9,700	Children’s Place Retail			Total Consumer
	Stores, Inc. #*	525,837		Discretionary	27,844,770

24,200	Coldwater Creek, Inc. #*	451,330
9,600	D.R. Horton, Inc. *	278,976	Consumer Staples (5.3%)
17,400	Darden Restaurants, Inc.	681,036	11,900	Alberto-Culver Company ~	272,153
12,700	DreamWorks Animation		38,100	Altria Group, Inc. ‡	3,329,559
	SKG, Inc. #*	357,886	10,400	Cadbury Schweppes plc ADR *	471,536
11,400	DSW, Inc. #*	457,026	17,600	Colgate-Palmolive Company ±	1,202,080
24,900	E.W. Scripps Company	1,215,867	25,300	Constellation Brands, Inc. #	625,922
9,600	Federated Department		14,700	Corn Products
	Stores, Inc.	398,304		International, Inc.	503,475
7,300	Fortune Brands, Inc.	611,156	30,800	CVS Corporation	1,036,420
7,300	GameStop Corporation #*	390,039	8,900	Diageo plc ADR	700,697
13,500	Genesco, Inc. #*	531,765	14,300	Elizabeth Arden, Inc. #	270,270
44,200	Gentex Corporation *	773,058	11,300	Flowers Foods, Inc. ±	317,756
14,750	Golf Galaxy, Inc. #	276,710	11,000	Hormel Foods Corporation	416,900
2,600	Harman International		9,700	Kellogg Company	477,919
	Industries, Inc.	245,882	17,700	Kroger Company	453,120
30,600	Home Depot, Inc.	1,246,644	9,500	Loews Corporation —
13,200	International Game Technology	573,672		Carolina Group	651,130
18,800	Jackson Hewitt Tax		21,300	Nu Skin Enterprises, Inc. *	392,985
	Service, Inc.	687,516	21,800	Pepsi Bottling Group, Inc.	689,534
11,200	Johnson Controls, Inc.	1,035,552	39,012	Procter & Gamble Company ±	2,530,708
12,600	Kohl’s Corporation #	893,466	14,429	Reckitt Benckiser plc	696,575
4,500	Lennar Corporation *	244,710	8,700	Reynolds American, Inc. *	561,150
10,900	Lowe’s Companies, Inc.	367,439	13,400	Smithfield Foods, Inc. #*	351,884
13,100	McGraw-Hill Companies, Inc.	878,748	9,400	Walgreen Company	425,820
2,100	Mohawk Industries, Inc. #*	173,082	34,800	Wal-Mart Stores, Inc.	1,659,612

5,900	Newell Rubbermaid, Inc.	174,286		Total Consumer Staples	18,037,205

66,200	News Corporation	1,539,150
10,300	Nordstrom, Inc.	573,813	Energy (6.1%)
4,100	Office Depot, Inc. #	153,299	21,200	Apache Corporation ±	1,546,964
7,000	Pulte Homes, Inc.	240,380	10,300	Arena Resources, Inc. #*	438,883
21,900	Royal Caribbean		25,200	Chevron Corporation ‡	1,836,576
	Cruises, Ltd. *	983,967	24,200	ConocoPhillips	1,607,122
17,400	Scientific Games Corporation #*	540,096	7,800	Diamond Offshore
28,100	Staples, Inc.	722,732		Drilling, Inc. *	658,632
9,100	Starwood Hotels & Resorts		9,700	Dril-Quip, Inc. #*	360,840
	Worldwide, Inc.	569,478	80,186	Exxon Mobil Corporation	5,941,783
21,000	Target Corporation	1,288,560	254,000	Kodiak Oil & Gas Corporation #	1,165,860

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

83

Balanced Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (64.6%)	Value	Shares	Common Stock (64.6%)	Value

Energy — continued			4,100	Equity Residential REIT	$230,748
10,900	Lufkin Industries, Inc.	$652,365	1,300	Essex Property Trust, Inc.	187,642
40,400	Occidental Petroleum		24,800	Federal Home Loan Mortgage
	Corporation	1,872,944		Corporation	1,610,264
8,800	Peabody Energy Corporation ±	359,304	8,400	Franklin Resources, Inc.	1,000,524
15,150	Range Resources Corporation	464,954	8,300	Goldman Sachs Group, Inc.	1,760,928
14,500	Schlumberger, Ltd.	920,605	8,600	Hartford Financial Services
26,100	Total SA ADR	1,776,105		Group, Inc.	816,226
20,300	Valero Energy Corporation	1,101,884	15,600	HCC Insurance Holdings, Inc.	486,720

	Total Energy	20,704,821	3,600	Hospitality Properties Trust	175,680

			400	Kilroy Realty Corporation	34,736
Financials (13.9%)			1	Lincoln National Corporation	65
7,500	Affiliated Managers		2,400	Mack-Cali Realty Corporation	133,536
	Group, Inc. #*	835,500	19,400	Mellon Financial Corporation ‡	829,156
21,700	AFLAC, Inc. ±	1,033,137	17,700	Merrill Lynch & Company, Inc. ‡	1,656,012
15,100	Allstate Corporation ±	908,416	1,800	Mills Corporation *	38,970
2,300	AMB Property Corporation ‡	139,955	21,500	Morgan Stanley	1,779,985
26,900	American Express Company ‡	1,566,118	2,400	New Century Financial
6,200	American Financial			Corporation *	72,648
	Realty Trust *	69,316	3,900	New Plan Excel Realty
40,662	American International			Trust, Inc.	113,568
	Group, Inc. ±	2,783,314	48,400	Nexity Financial Corporation #	578,380
2,500	Apartment Investment &		10,900	Northern Trust Corporation	662,175
	Management Company ‡	156,575	100	Parkway Properties, Inc.	5,485
2,600	Archstone-Smith Trust	164,346	2,600	Plum Creek Timber
25,500	Associated Banc-Corp ‡	870,060		Company, Inc.	104,650
15,300	Axis Capital Holdings, Ltd.	504,135	23,800	PMI Group, Inc.	1,138,116
85,400	Bank of America Corporation ~	4,490,332	23,000	PNC Financial Services
12,800	Capital One Financial			Group, Inc.	1,696,710
	Corporation ±	1,029,120	7,300	Portfolio Recovery
2,563	CapitalSource, Inc. *	71,226		Associates, Inc. #*	317,331
28,800	Center Financial Corporation *	677,088	3,000	ProLogis Trust	195,000
900	Chicago Mercantile Exchange		8,800	Prudential Financial, Inc.	784,344
	Holdings, Inc.	506,970	3,240	Public Storage, Inc.	352,382
16,200	Chubb Corporation	843,048	2,600	Rayonier, Inc. REIT	112,320
69,545	Citigroup, Inc.	3,834,016	3,300	Simon Property Group, Inc.	377,487
15,700	City National Corporation	1,129,301	100	Sovran Self Storage, Inc.	6,000
27,700	Countrywide Financial		22,600	Texas Capital
	Corporation	1,204,396		Bancshares, Inc. #	439,796
1,800	Developers Diversified Realty		4,200	United Dominion Realty
	Corporation *	120,816		Trust, Inc. *	137,718
25,600	E*TRADE Financial		27,086	Wachovia Corporation	1,530,359
	Corporation #	624,128	2,400	Weingarten Realty Investors *	118,824
14,000	Endurance Specialty		70,200	Wells Fargo & Company ‡	2,521,584
	Holdings, Ltd.	476,000	14,300	Zions Bancorporation	1,212,926

300	Entertainment Properties Trust	19,458		Total Financials	47,436,861

2,900	Equity Office Properties Trust	161,095

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

84

Balanced Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (64.6%)	Value	Shares	Common Stock (64.6%)	Value

Health Care (8.0%)			12,500	Varian Medical Systems, Inc. #	$576,625
44,800	Abbott Laboratories ±‡	$2,374,400	33,000	Vertex Pharmaceuticals, Inc. #*	1,166,550
11,300	Aetna, Inc. ±	476,408	12,500	WellPoint, Inc. #	979,750

533	Amedisys, Inc. #*	17,237		Total Health Care	27,433,073

3,800	AmerisourceBergen
	Corporation ~	199,044	Industrials (7.5%)
9,500	Amylin Pharmaceuticals, Inc. #*	368,410	250	Allegiant Travel Company #*	8,312
38,200	Aspect Medical		9,100	American Commercial
	Systems, Inc. #*	636,030		Lines, Inc. #*	641,004
51,400	BioMarin Pharmaceutical, Inc. #	973,516	23,000	American Reprographics
6,800	Cardinal Health, Inc.	485,656		Company #‡	720,360
8,500	Caremark Rx, Inc. ±	520,710	9,400	Burlington Northern Santa
2,700	CIGNA Corporation	357,480		Fe Corporation ±	755,384
1,400	Covance, Inc. #	86,310	16,800	Cooper Industries, Ltd.	1,535,352
6,300	Coventry Health Care, Inc. #	324,765	25,400	CSX Corporation	934,466
33,700	Cubist Pharmaceuticals, Inc. #*	620,080	38,000	Emerson Electric Company ±	1,708,860
15,900	Cytyc Corporation #	459,828	7,500	Flowserve Corporation #	398,025
48,500	Dexcom, Inc. #*	431,650	27,500	GATX Corporation *	1,254,000
4,400	Express Scripts, Inc. #	305,888	89,100	General Electric Company	3,212,055
16,000	Gilead Sciences, Inc. #	1,029,120	4,000	Genlyte Group, Inc. #	303,080
2,100	Health Net, Inc. #	102,291	11,600	Hub Group, Inc. #	346,376
1,700	Henry Schein, Inc. #*	86,309	41,400	Interline Brands, Inc. #	941,022
26,300	Hologic, Inc. #	1,460,965	10,000	Jacobs Engineering
28,900	Hospira, Inc. #	1,062,942		Group, Inc. #	905,500
3,400	Humana, Inc. #	188,700	22,400	Laidlaw International, Inc. ±	665,504
26,900	ImClone Systems, Inc. #*	792,474	21,600	Manitowoc Company, Inc.	1,120,176
8,900	IMS Health, Inc. *	256,854	16,400	Manpower, Inc.	1,196,052
97,800	Keryx BioPharmaceuticals, Inc. #*	1,115,898	10,200	MSC Industrial Direct
12,400	Kyphon, Inc. #*	580,196		Company, Inc. *	440,538
2,500	Laboratory Corporation of		15,300	Rockwell Automation, Inc. ±	936,513
	America Holdings #	183,600	12,800	Rockwell Collins, Inc.	873,088
2,600	Manor Care, Inc. *	138,424	25,400	Roper Industries, Inc. *	1,318,768
5,500	McKesson Corporation	306,625	800	SAIC, Inc. #*	14,840
5,578	Medco Health Solutions, Inc. #‡	330,273	23,700	United Technologies
4,000	Millipore Corporation #*	273,920		Corporation ±	1,612,074
24,200	Novartis AG ADR	1,396,098	27,000	URS Corporation #	1,160,190
60,900	NuVasive, Inc. #*	1,474,389	27,000	UTI Worldwide, Inc. *	820,800
2,200	Omnicare, Inc. *	88,418	31,200	Waste Management, Inc.	1,184,976
2,400	Patterson Companies, Inc. #±	90,264	10,000	WESCO International, Inc. #	607,200

100	Psychiatric Solutions, Inc. #	3,894		Total Industrials	25,614,515

3,000	Quest Diagnostics, Inc.	157,440
27,800	Sanofi-Aventis ADR	1,225,424	Information Technology (9.4%)
15,200	Shire Pharmaceuticals		19,100	Accenture, Ltd.	721,025
	Group plc ADR *	964,896	19,800	Adobe Systems, Inc. #±	769,626
31,100	St. Jude Medical, Inc. #	1,329,836	18,400	ADTRAN, Inc. ‡	407,744
9,600	Thermo Electron Corporation #	459,360	21,400	Agilent Technologies, Inc. #±‡	684,800
18,640	UnitedHealth Group, Inc.	974,126	45,400	Alcatel-Lucent ADR *~	590,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

85

Balanced Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Common Stock (64.6%)	Value	Shares	Common Stock (64.6%)	Value

Information Technology — continued			10,200	Lubrizol Corporation	$525,504
45,600	Apple Computer, Inc. #±~	$3,909,288	20,100	Praxair, Inc.	1,267,506
61,200	Applied Materials, Inc. ~	1,085,076	18,500	Silgan Holdings, Inc.	866,355

13,100	aQuantive, Inc. #~	351,080		Total Materials	7,281,364

12,500	Autodesk, Inc. #±	546,500
22,600	Automatic Data Processing, Inc. ‡	1,078,472	Telecommunications Services (1.6%)
10,800	Avocent Corporation #	373,032	13,300	America Movil SA de CV ADR ‡	589,988
78,400	BEA Systems, Inc. #	966,672	61,400	AT&T, Inc. ±‡	2,310,482
120,900	Cisco Systems, Inc. #±	3,214,731	18,500	Eschelon Telecom, Inc. #	421,060
39,200	ECI Telecom, Ltd. #	333,984	8,300	NII Holdings, Inc. #	612,540
64,300	EMC Corporation #	899,557	24,500	Verizon Communications, Inc.	943,740
2,970	Google, Inc. #	1,488,861	30,350	Windstream Corporation	451,608

9,500	Hyperion Solutions			Total Telecommunications
	Corporation #	401,090		Services	5,329,418

50,600	Integrated Device
	Technology, Inc. #	765,578	Utilities (2.5%)
110,500	Intel Corporation ±	2,316,080	14,700	AES Corporation #~	305,613
46,700	Microsoft Corporation ±	1,441,162	4,800	Ameren Corporation *~	254,928
13,000	NAVTEQ Corporation #*	461,240	9,700	American Electric Power
21,000	Network Appliance, Inc. #	789,600		Company, Inc. ‡	422,241
29,900	Nokia Oyj ADR ±	660,790	5,900	Consolidated Edison, Inc. *	284,852
108,300	Novell, Inc. #	785,175	4,400	Constellation Energy
30,500	Nuance Communications, Inc. #*	351,360		Group, Inc.	319,220
43,300	Packeteer, Inc. #	580,220	8,700	Dominion Resources, Inc.	721,752
55,700	Powerwave Technologies, Inc. #*	325,288	4,300	DTE Energy Company *	199,391
26,200	QUALCOMM, Inc.	986,692	23,416	Duke Energy Corporation	461,061
40,100	Tellabs, Inc. #	403,807	8,000	Edison International, Inc.	359,840
68,000	Texas Instruments, Inc.	2,120,920	5,100	Entergy Corporation	473,535
124,500	TIBCO Software, Inc. #	1,155,360	16,200	Exelon Corporation ~	971,838
2,677	Verigy, Ltd. #	49,069	8,100	FirstEnergy Corporation	480,573
26,300	Wind River Systems, Inc. #	260,896	4,000	KeySpan Corporation	163,200
31,700	Yahoo!, Inc. #	897,427	8,200	PG&E Corporation	382,776

	Total Information		8,900	PPL Corporation	316,840
	Technology	32,172,402	6,300	Progress Energy, Inc. *	299,502

			6,100	Public Service Enterprise
Materials (2.1%)				Group, Inc. *	408,883
11,500	Air Products and Chemicals, Inc. ±	858,590	2,300	Questar Corporation	186,760
375	Arkema ADR #*	18,805	6,300	Sempra Energy	361,494
20,300	Bemis Company, Inc.	688,373	12,100	TXU Corporation ±	654,368
18,700	Dow Chemical Company ±	776,798	2,700	Wisconsin Energy Corporation	125,712
17,600	E.I. du Pont de Nemours		10,000	Xcel Energy, Inc. ±	233,300

	and Company	872,256		Total Utilities	8,387,679

5,000	FMC Corporation ±	389,250

17,700	Freeport-McMoRan Copper &			Total Common Stock
	Gold, Inc. *	1,017,927		(cost $186,212,169)	220,242,108

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

86

Balanced Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (37.9%)	Rate	Date	Value

Asset-Backed Securities (6.4%)
$1,000,000	Americredit Automobile Receivables Trust †~	5.400%	2/6/2007	$999,996
1,500,000	Bear Stearns Asset-Backed Securities, Inc. †	5.560	2/25/2007	1,501,250
811,391	Bear Stearns Mortgage Funding Trust †	5.460	2/25/2007	811,388
516,466	Countrywide Asset-Backed Certificates †	5.400	2/25/2007	516,417
93,460	Countrywide Asset-Backed Certificates	3.903	1/25/2031	93,058
1,150,000	Countrywide Asset-Backed Certificates	5.549	4/25/2036	1,145,103
1,000,000	DaimlerChrysler Master Owner Trust †	5.370	2/15/2007	1,000,350
167,292	FBR Securitization Trust, LLC †	5.440	2/25/2007	167,300
270,989	First Franklin Mortgage Loan Asset-Backed Certificates †	5.420	2/25/2007	271,019
1,000,000	First Franklin Mortgage Loan Asset-Backed Certificates †	5.430	2/25/2007	1,000,116
973,248	First Horizon ABS Trust †	5.450	2/25/2007	973,243
1,000,000	Ford Credit Floor Plan Master Owner Trust ±†	5.500	2/15/2007	1,000,743
282,529	Fremont Home Loan Trust †	5.480	2/25/2007	282,561
1,000,000	GE Dealer Floorplan Master Note Trust †	5.360	2/20/2007	1,000,475
1,000,000	GMAC Mortgage Corporation Loan Trust †	5.390	2/25/2007	1,000,938
1,100,000	GMAC Mortgage Corporation Loan Trust †	5.410	2/25/2007	1,100,120
616,309	Green Tree Financial Corporation	6.330	11/1/2029	622,995
500,000	Harley Davidson Motorcycle Trust	3.200	5/15/2012	489,892
544,081	Master Asset-Backed Securities Trust †	5.400	2/25/2007	544,176
735,312	National Collegiate Student Loan Trust †	5.380	2/25/2007	735,889
278,233	Option One Mortgage Loan Trust †	5.480	2/25/2007	278,302
273,172	Popular ABS Mortgage Pass-Through Trust †	5.430	2/25/2007	273,171
624,393	Popular ABS Mortgage Pass-Through Trust †	5.450	2/25/2007	624,527
472,312	Popular ABS Mortgage Pass-Through Trust	4.000	12/25/2034	467,580
1,500,000	Renaissance Home Equity Loan Trust	5.608	5/25/2036	1,496,448
499,138	Residential Asset Securities Corporation †	5.400	2/25/2007	499,211
173,579	Residential Asset Securities Corporation †	5.430	2/25/2007	173,593
941,836	Residential Asset Securities Corporation	4.160	7/25/2030	928,852
382,270	SLM Student Loan Trust †	5.370	4/25/2007	382,406
327,659	Specialty Underwriting and Residential Finance Trust †	5.440	2/25/2007	327,685
1,000,000	Textron Financial Floorplan Master Note Trust †	5.440	2/13/2007	1,001,752

	Total Asset-Backed Securities			21,710,556

Basic Materials (0.2%)
300,000	Alcan, Inc. ~	5.000	6/1/2015	284,498
500,000	Precision Castparts Corporation ±	5.600	12/15/2013	496,108

	Total Basic Materials			780,606

Capital Goods (0.4%)
275,000	Goodrich Corporation *	6.290	7/1/2016	283,238
270,000	Lockheed Martin Corporation	6.150	9/1/2036	281,705
750,000	Oakmont Asset Trust	4.514	12/22/2008	731,222

	Total Capital Goods			1,296,165

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

87

Balanced Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (37.9%)	Rate	Date	Value

Commercial Mortgage-Backed Securities (7.2%)
$750,000	Banc of America Commercial Mortgage, Inc. ±	4.037%	11/10/2039	$721,578
500,000	Banc of America Commercial Mortgage, Inc. ±	5.118	7/11/2043	493,442
1,307,224	Banc of America Mortgage Securities, Inc.	4.810	9/25/2035	1,285,375
1,000,000	Bear Stearns Commercial Mortgage Securities, Inc. ‡	3.869	2/11/2041	970,976
1,000,000	Bear Stearns Commercial Mortgage Securities, Inc. ±	4.487	2/11/2041	962,704
578,901	Citigroup Commercial Mortgage Trust †	5.390	2/15/2007	578,905
153,289	Commercial Mortgage Pass-Through Certificates †	5.420	2/15/2007	153,290
1,000,000	Commercial Mortgage Pass-Through Certificates †	5.450	2/15/2007	999,994
1,500,000	Crown Castle International Corporation ~	5.245	11/15/2036	1,487,020
1,000,000	First Union National Bank Commercial Mortgage Trust	7.390	12/15/2031	1,040,717
1,500,000	GS Mortgage Securities Corporation	5.560	11/10/2039	1,503,966
851,650	HomeBanc Mortgage Trust	6.039	4/25/2037	857,834
876,011	J.P. Morgan Alternative Loan Trust	5.804	3/25/2036	879,488
1,000,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	5.336	5/15/2047	982,900
1,000,000	LB-UBS Commercial Mortgage Trust	3.086	5/15/2027	971,164
1,181,112	Merrill Lynch Mortgage Investors, Inc.	4.877	6/25/2035	1,166,983
1,250,000	Merrill Lynch Mortgage Trust ‡	4.099	11/15/2010	1,236,541
1,000,000	Merrill Lynch Mortgage Trust ‡	5.264	1/12/2044	985,630
1,294,822	Morgan Stanley Capital I, Inc. ±	6.210	11/15/2031	1,304,600
1,336,196	National Collegiate Student Loan Trust ±†	5.390	2/25/2007	1,336,717
934,002	Thornburg Mortgage Securities Trust †	5.410	2/25/2007	931,497
974,106	Thornburg Mortgage Securities Trust †	5.430	2/25/2007	973,110
1,000,000	Wachovia Bank Commercial Mortgage Trust	4.390	2/15/2036	957,528
852,407	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	820,491
794,621	Zuni Mortgage Loan Trust †	5.450	2/25/2007	793,641

	Total Commercial Mortgage-Backed Securities			24,396,091

Communications Services (1.3%)
100,000	AT&T Corporation ±	8.000	11/15/2031	124,030
500,000	British Telecom plc ~	8.375	12/15/2010	556,978
80,000	British Telecom plc	9.125	12/15/2030	109,631
270,000	Comcast Corporation ~	5.900	3/15/2016	271,037
330,000	Comcast Corporation	5.875	2/15/2018	328,433
340,000	Cox Communications, Inc.	5.450	12/15/2014	332,336
55,000	Cox Communications, Inc.	6.450	12/1/2036	54,705
140,000	New Cingular Wireless Services, Inc. ‡	8.750	3/1/2031	181,047
125,000	News America, Inc.	6.400	12/15/2035	124,498
570,000	Nextel Communications, Inc. ~	7.375	8/1/2015	584,167
375,000	Nextel Partners, Inc. ±	8.125	7/1/2011	390,514
445,000	Rogers Cable, Inc. ~	5.500	3/15/2014	425,549
280,000	Rogers Cable, Inc.	6.750	3/15/2015	287,507
40,000	Rogers Cable, Inc.	8.750	5/1/2032	49,200
500,000	Telecom Italia Capital SA	5.250	11/15/2013	475,472
245,000	Verizon Communications, Inc.	5.550	2/15/2016	242,192

	Total Communications Services			4,537,296

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

88

Balanced Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (37.9%)	Rate	Date	Value

Consumer Cyclical (0.5%)
$245,000	CVS Corporation	5.750%	8/15/2011	$247,518
375,000	Ford Motor Credit Company ~	6.625	6/16/2008	374,792
215,000	JC Penney & Company, Inc.	7.950	4/1/2017	241,805
475,000	Nissan Motor Acceptance Corporation ~	5.625	3/14/2011	473,145
150,000	Time Warner, Inc.	6.500	11/15/2036	149,296
155,000	Walt Disney Company *	5.625	9/15/2016	156,191

	Total Consumer Cyclical			1,642,747

Consumer Non-Cyclical (0.3%)
425,000	Abbott Laboratories ‡	5.600	5/15/2011	429,623
230,000	Baxter International, Inc. ±	5.900	9/1/2016	234,532
325,000	Wyeth ±	6.950	3/15/2011	343,693

	Total Consumer Non-Cyclical			1,007,848

Energy (0.1%)
375,000	Ras Laffan Liquefied Natural Gas Company, Ltd. II	5.298	9/30/2020	354,952

	Total Energy			354,952

Financials (4.0%)
150,000	American International Group, Inc. ~	6.250	5/1/2036	157,418
475,000	Archstone-Smith Trust ~	5.250	12/1/2010	469,202
130,000	BAC Capital Trust XI ‡	6.625	5/23/2036	138,600
375,000	Barnett Capital I ±	8.060	12/1/2026	390,920
110,000	Capital One Capital III *	7.686	8/15/2036	123,798
190,000	Capital One Capital IV §	6.745	2/17/2037	191,216
240,000	CIT Group, Inc.	5.850	9/15/2016	242,072
375,000	Corestates Capital Trust I ~	8.000	12/15/2026	390,129
200,000	General Electric Capital Corporation ~	5.720	8/22/2011	200,543
555,000	General Electric Capital Corporation ~	4.375	3/3/2012	531,349
1,280,000	General Motors Acceptance Corporation ~	6.875	9/15/2011	1,299,030
60,000	General Motors Acceptance Corporation	8.000	11/1/2031	67,537
500,000	General Motors Acceptance Corporation, LLC	6.000	12/15/2011	492,646
450,000	Goldman Sachs Group, Inc. ~	5.125	1/15/2015	435,782
165,000	HSBC Holdings plc	6.500	5/2/2036	176,052
390,000	International Lease Finance Corporation *	5.750	6/15/2011	395,586
365,000	iStar Financial, Inc.	5.950	10/15/2013	364,467
450,000	J.P. Morgan Chase Bank NA	5.875	6/13/2016	459,416
500,000	KeyCorp ±	4.700	5/21/2009	490,762
200,000	Liberty Property, LP	5.500	12/15/2016	195,640
240,000	Lincoln National Corporation *	7.000	5/17/2066	253,819
185,000	Merrill Lynch & Company, Inc. ‡	6.050	5/16/2016	189,961
215,000	Mitsubishi UFG Capital Finance, Ltd.	6.346	7/25/2016	216,847
225,000	Morgan Stanley	5.450	1/9/2017	220,191
210,000	Morgan Stanley	6.250	8/9/2026	217,193
525,000	ProLogis ±	5.500	4/1/2012	521,594

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

89

Balanced Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (37.9%)	Rate	Date	Value

Financials — continued
$375,000	Prudential Financial, Inc. ±	5.500%	3/15/2016	$372,138
100,000	Prudential Financial, Inc.	5.700	12/14/2036	95,981
550,000	RBS Capital Trust I	5.512	9/30/2014	539,812
660,000	Residential Capital Corporation ±†	6.460	4/17/2007	665,452
435,000	Residential Capital Corporation ±	6.500	4/17/2013	439,042
445,000	Resona Bank, Ltd. ~	5.850	4/15/2016	432,568
500,000	Simon Property Group, LP ±	4.600	6/15/2010	487,369
275,000	Simon Property Group, LP	5.375	6/1/2011	273,997
275,000	Swiss RE Capital I, LP *	6.854	5/25/2016	287,880
285,000	Wachovia Bank NA *	4.875	2/1/2015	272,719
495,000	Wachovia Capital Trust III >	5.800	3/15/2011	498,413
210,000	Washington Mutual Bank FA	5.125	1/15/2015	202,104
375,000	Willis Group North America, Inc.	5.625	7/15/2015	358,838

	Total Financials			13,758,083

Mortgage-Backed Securities (10.4%)
5,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	5.000	2/1/2037	4,796,875
16,500,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	5.500	2/1/2037	16,226,722
14,375,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.000	2/1/2037	14,424,421

	Total Mortgage-Backed Securities			35,448,018

Technology (0.2%)
750,000	Deluxe Corporation	3.500	10/1/2007	735,000

	Total Technology			735,000

Transportation (0.2%)
360,391	FedEx Corporation	6.720	1/15/2022	383,063
300,000	Northwest Airlines, Inc. ±=	6.841	4/1/2011	299,625

	Total Transportation			682,688

U.S. Government (6.0%)
750,000	Federal Home Loan Bank	5.625	6/13/2016	764,526
650,000	U.S. Treasury Bonds *	7.625	2/15/2025	848,860
55,000	U.S. Treasury Bonds *	4.500	2/15/2036	51,408
320,000	U.S. Treasury Notes *	4.750	3/31/2011	319,125
1,000,000	U.S. Treasury Notes *	4.875	4/30/2011	1,001,719
315,000	U.S. Treasury Notes *	4.875	7/31/2011	315,689
435,000	U.S. Treasury Notes *	4.625	10/31/2011	431,279
7,500,000	U.S. Treasury Notes *	4.875	2/15/2012	7,527,540
800,000	U.S. Treasury Notes *	4.375	8/15/2012	784,125
450,000	U.S. Treasury Notes *	4.250	8/15/2013	436,043
425,000	U.S. Treasury Notes *	4.000	2/15/2015	401,808
2,965,000	U.S. Treasury Notes *	4.125	5/15/2015	2,824,741
100,000	U.S. Treasury Notes *	4.250	8/15/2015	96,004

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

90

Balanced Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (37.9%)	Rate	Date	Value

U.S. Government — continued
$1,025,000	U.S. Treasury Notes *	4.875%	8/15/2016	$1,028,043
585,000	U.S. Treasury Notes *	4.625	11/15/2016	575,951
3,207,120	U.S. Treasury Notes, TIPS *	2.000	7/15/2014	3,118,799

	Total U.S. Government			20,525,660

Utilities (0.7%)
270,000	Cincinnati Gas & Electric Company ~	5.700	9/15/2012	272,326
220,000	Commonwealth Edison Company ~	5.400	12/15/2011	217,968
300,000	Exelon Corporation ~	6.750	5/1/2011	312,847
540,958	Power Receivables Finance, LLC	6.290	1/1/2012	541,992
235,000	Progress Energy, Inc.	7.000	10/30/2031	260,671
230,000	PSI Energy, Inc. ±	5.000	9/15/2013	221,539
250,000	Southern California Gas Company	5.750	11/15/2035	246,343
195,000	Virginia Electric & Power Company	6.000	1/15/2036	194,327

	Total Utilities			2,268,013

	Total Long-Term Fixed Income (cost $129,322,928)			129,143,723

		Exercise	Expiration
Contracts	Options Purchased (<0.1%)	Price	Date	Value

110	U.S Treasury Bond Futures	$106	2/23/2007	$15,469
80	U.S Treasury Bond Futures	108	2/23/2007	5,000

	Total Options Purchased (cost $43,540)			20,469

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (13.7%)	Rate (+)	Date	Value

46,655,722	Thrivent Financial Securities Lending Trust	5.330%	N/A	$46,655,722

	Total Collateral Held for Securities Loaned
	(cost $46,655,722)			46,655,722

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (8.1%)	Rate (+)	Date	Value

$7,000,000	Blue Spice, LLC	5.300%	2/1/2007	$7,000,000
4,314,000	Falcon Asset Securitization Corporation	5.280	2/9/2007	4,308,938
2,654,000	Grampian Funding, LLC	5.270	2/6/2007	2,652,057
13,603,507	Thrivent Money Market Fund	5.040	N/A	13,603,507

	Total Short-Term Investments (at amortized cost)			27,564,502

	Total Investments (cost $389,798,861) 124.3%			$423,626,524

	Other Assets and Liabilities, Net (24.3%)			(82,769,013)

	Total Net Assets 100.0%			$340,857,147

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

91

Balanced Fund
Schedule of Investments as of January 31, 2007 (unaudited)

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

5-Yr. U.S. Treasury Bond Futures	(70)	March 2007	($7,389,875)	($7,317,188)	$72,687
10-Yr. U.S. Treasury Bond Futures	(45)	March 2007	($4,898,205)	($4,803,750)	$94,455
20-Yr. U.S. Treasury Bond Futures	35	March 2007	$3,986,279	$3,854,375	($131,904)
West Texas Intermediate Crude Oil Futures	10	February 2007	$516,050	$581,400	$65,350

				Notional
		Buy/Sell	Termination	Principal	Unrealized
Swaps		Protection	Date	Amount	Gain/(Loss)

Dow Jones Unfunded CDX High Yield
Series 7 at 3.25%		Buy	December 2011	($1,600,000)	($2,184)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued basis.

± Designated as cover for long settling trades as discussed in the Notes to Financial Statements.

‡ At January 31, 2007, $1,333,773 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $22,062,377 and $2,049,448 of investments were earmarked as collateral to cover open financial futures contracts and swap contracts, respectively.

~ All or a portion of the security was earmarked as collateral to cover options.

= In bankruptcy.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets. TIPS — Treasury Inflation Protected Security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$38,165,102
Gross unrealized depreciation	(4,337,439)

Net unrealized appreciation (depreciation)	$33,827,663
Cost for federal income tax purposes	$389,798,861

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

92

High Yield Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.0%)	Rate	Date	Value

Basic Materials (10.6%)
$1,100,000	Ainsworth Lumber Company, Ltd. *†	9.110%	3/30/2007	$932,250
2,440,000	Ainsworth Lumber Company, Ltd. ‡	6.750	3/15/2014	1,830,000
1,600,000	AK Steel Corporation ‡	7.750	6/15/2012	1,620,000
1,610,000	Aleris International, Inc. ±	9.000	12/15/2014	1,670,375
1,210,000	Aleris International, Inc. ±	10.000	12/15/2016	1,252,350
1,310,000	Appleton Papers, Inc.	8.125	6/15/2011	1,349,300
2,820,000	Arch Western Finance, LLC	6.750	7/1/2013	2,784,750
1,925,000	BCP Caylux Holdings Luxembourg SCA	9.625	6/15/2014	2,127,125
1,750,000	Buckeye Technologies, Inc.	8.000	10/15/2010	1,750,000
2,830,000	Chaparral Steel Company	10.000	7/15/2013	3,155,450
2,840,000	Crystal US Holdings 3, LLC/Crystal US
	Sub 3 Corporation >	Zero Coupon	10/1/2009	2,470,800
2,580,000	Domtar, Inc.	7.125	8/1/2015	2,547,750
2,410,000	Drummond Company, Inc.	7.375	2/15/2016	2,307,575
1,800,000	Equistar Chemicals, LP	10.625	5/1/2011	1,908,000
3,180,000	FMG Finance, Pty. Ltd. *	10.625	9/1/2016	3,505,950
1,640,000	Georgia-Pacific Corporation	8.125	5/15/2011	1,722,000
800,000	Georgia-Pacific Corporation	7.000	1/15/2015	796,000
2,010,000	Georgia-Pacific Corporation	7.125	1/15/2017	1,999,950
3,920,000	Graphic Packaging International Corporation	9.500	8/15/2013	4,155,200
2,420,000	Griffin Coal Mining Company, Pty. Ltd. *	9.500	12/1/2016	2,510,750
2,620,000	Huntsman International, LLC	7.875	11/13/2014	2,698,600
1,400,000	Jefferson Smurfit Corporation	8.250	10/1/2012	1,403,500
2,590,000	Lyondell Chemical Company	10.500	6/1/2013	2,858,712
3,030,000	Lyondell Chemical Company	8.250	9/15/2016	3,211,800
2,010,000	Momentive Performance Materials, Inc. *	11.500	12/1/2016	2,067,788
1,720,000	Mosaic Global Holdings, Inc., Convertible	7.375	12/1/2014	1,741,500
630,000	Peabody Energy Corporation, Convertible	4.750	12/20/2036	616,612
2,040,000	PNA Group, Inc.	10.750	9/1/2016	2,131,800
1,567,000	Rockwood Specialties, Inc.	10.625	5/15/2011	1,666,896
2,830,000	Ryerson, Inc.	8.250	12/15/2011	2,808,775
1,460,000	Southern Copper Corporation	7.500	7/27/2035	1,554,256
3,200,000	Terra Capital, Inc. §	7.000	2/1/2017	3,152,000

	Total Basic Materials			68,307,814

Capital Goods (9.9%)
1,650,000	Ahern Rentals, Inc. ‡	9.250	8/15/2013	1,718,062
740,000	Ahern Rentals, Inc.	9.250	8/15/2013	770,525
3,610,000	Allied Waste North America, Inc. *	7.875	4/15/2013	3,718,300
2,170,000	Amsted Industries, Inc. ‡	10.250	10/15/2011	2,324,612
1,420,000	Ashtead Capital, Inc. ‡	9.000	8/15/2016	1,519,400
2,400,000	Ball Corporation ±	6.625	3/15/2018	2,373,000
2,420,000	Berry Plastics Holding Corporation ±	8.875	9/15/2014	2,498,650
740,000	Browning-Ferris Industries, Inc.	9.250	5/1/2021	784,400
740,000	Browning-Ferris Industries, Inc.	7.400	9/15/2035	703,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

93

High Yield Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.0%)	Rate	Date	Value

Capital Goods — continued
$3,900,000	Case New Holland, Inc.	9.250%	8/1/2011	$4,134,000
2,920,000	Consolidated Container Company, LLC >	Zero Coupon	6/15/2007	2,956,500
2,210,000	Covalence Specialty Materials Corporation	10.250	3/1/2016	2,033,200
2,020,000	Crown Americas, Inc.	7.625	11/15/2013	2,070,500
2,020,000	Crown Americas, Inc.	7.750	11/15/2015	2,090,700
2,600,000	Da-Lite Screen Company, Inc.	9.500	5/15/2011	2,730,000
2,150,000	Fastentech, Inc.	11.500	5/1/2011	2,279,000
1,825,000	Graham Packaging Company, Inc. *	9.875	10/15/2014	1,879,750
810,000	K&F Acquisition, Inc.	7.750	11/15/2014	832,275
850,000	Legrand SA	8.500	2/15/2025	990,250
1,015,000	Mueller Group, Inc.	10.000	5/1/2012	1,096,200
2,379,000	Mueller Holdings, Inc. >	Zero Coupon	4/15/2009	2,164,890
3,000,000	Norcraft Companies, LP/Norcraft
	Finance Corporation	9.000	11/1/2011	3,097,500
1,723,000	Owens-Brockway Glass Container, Inc.	8.875	2/15/2009	1,761,768
1,230,000	Owens-Brockway Glass Container, Inc.	8.250	5/15/2013	1,282,275
2,320,000	Owens-Illinois, Inc. *	7.500	5/15/2010	2,354,800
3,340,000	Plastipak Holdings, Inc.	8.500	12/15/2015	3,490,300
2,810,000	RBS Global, Inc./Rexnord Corporation	9.500	8/1/2014	2,908,350
820,000	RBS Global, Inc./Rexnord Corporation *	11.750	8/1/2016	867,150
1,610,000	Rental Services Corporation	9.500	12/1/2014	1,682,450
1,400,000	TransDigm, Inc. §	7.750	7/15/2014	1,414,000
2,250,000	United Rentals North America, Inc.	6.500	2/15/2012	2,216,250
1,210,000	United Rentals North America, Inc.	7.000	2/15/2014	1,188,825

	Total Capital Goods			63,930,882

Communications Services (18.5%)
2,020,000	American Cellular Corporation ±	10.000	8/1/2011	2,141,200
2,920,000	American Tower Corporation ‡	7.125	10/15/2012	3,018,550
1,700,000	American Towers, Inc. ‡	7.250	12/1/2011	1,757,375
1,290,000	Block Communications, Inc.	8.250	12/15/2015	1,302,900
2,000,000	CCH I Holdings, LLC *	9.920	4/1/2014	1,805,000
5,784,027	CCH I, LLC	11.000	10/1/2015	5,972,008
2,200,000	CCH II LLC/ CCH II Capital Corporation	10.250	10/1/2013	2,354,000
2,430,000	Centennial Communications Corporation *	8.125	2/1/2014	2,499,862
2,290,000	Charter Communications Holdings, LLC	8.750	11/15/2013	2,358,700
3,240,000	Citizens Communications Company	9.250	5/15/2011	3,588,300
2,030,000	Cricket Communications, Inc. *	9.375	11/1/2014	2,131,500
1,270,000	Dex Media West, LLC/Dex Media West Finance Company	9.875	8/15/2013	1,381,125
850,000	Digicel, Ltd.	9.250	9/1/2012	909,500
3,230,000	Dobson Cellular Systems	9.875	11/1/2012	3,516,662
2,420,000	Idearc, Inc.	8.000	11/15/2016	2,459,325
1,720,000	Intelsat Bermuda, Ltd. †	8.872	7/15/2007	1,750,100
1,210,000	Intelsat Bermuda, Ltd.	9.250	6/15/2016	1,327,975
7,060,000	Intelsat Bermuda, Ltd.	11.250	6/15/2016	7,977,800
3,200,000	Intelsat Intermediate, Inc. >	Zero Coupon	2/1/2010	2,592,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

94

High Yield Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.0%)	Rate	Date	Value

Communications Services — continued
$2,400,000	Intelsat Subsidiary Holding Company, Ltd. *	8.625%	1/15/2015	$2,553,000
1,600,000	Kabel Deutschland GmbH	10.625	7/1/2014	1,786,000
1,620,000	Lamar Media Corporation	6.625	8/15/2015	1,595,700
4,020,000	Level 3 Financing, Inc.	9.250	11/1/2014	4,110,450
2,020,000	MetroPCS Wireless, Inc.	9.250	11/1/2014	2,100,800
3,630,000	Morris Publishing Group, LLC	7.000	8/1/2013	3,439,425
4,010,000	NTL Cable plc	9.125	8/15/2016	4,240,575
2,390,000	PRIMEDIA, Inc. *†	10.749	2/15/2007	2,482,612
2,050,000	Qwest Communications International, Inc. †	8.874	2/15/2007	2,075,625
3,640,000	Qwest Communications International, Inc.	7.250	2/15/2011	3,735,550
1,220,000	Qwest Communications International, Inc. *	7.500	2/15/2014	1,259,650
820,000	Qwest Corporation †	8.610	3/15/2007	893,800
6,570,000	Qwest Corporation	7.875	9/1/2011	6,980,625
1,230,000	Qwest Corporation	7.625	6/15/2015	1,317,638
8,890,000	R.H. Donnelley Corporation	6.875	1/15/2013	8,512,175
2,460,000	R.H. Donnelley Corporation	8.875	1/15/2016	2,576,850
2,830,000	Rogers Wireless Communications, Inc.	7.500	3/15/2015	3,042,250
1,620,000	Rural Cellular Corporation *	9.750	1/15/2010	1,664,550
1,615,000	Rural Cellular Corporation	9.875	2/1/2010	1,711,900
3,220,000	Time Warner Telecom Holdings, Inc.	9.250	2/15/2014	3,449,425
3,690,000	Valor Telecommunications Enterprises, LLC	7.750	2/15/2015	3,966,750
3,200,000	Videotron Ltee	6.875	1/15/2014	3,192,000
400,000	Windstream Corporation	8.125	8/1/2013	430,500
1,280,000	Windstream Corporation	8.625	8/1/2016	1,396,800

	Total Communications Services			119,358,532

Consumer Cyclical (20.3%)
1,470,000	Allied Security Escrow Corporation	11.375	7/15/2011	1,506,750
3,520,000	American Casino & Entertainment Properties, LLC ‡	7.850	2/1/2012	3,594,800
3,250,000	Beazer Homes USA, Inc. *	8.625	5/15/2011	3,347,500
2,220,000	Beazer Homes USA, Inc. *	8.125	6/15/2016	2,308,800
4,650,000	Bon-Ton Stores, Inc. *	10.250	3/15/2014	4,812,750
2,430,000	Buffets, Inc.	12.500	11/1/2014	2,508,975
2,190,000	Buhrmann U.S., Inc.	7.875	3/1/2015	2,168,100
3,210,000	Burlington Coat Factory Warehouse Corporation *	11.125	4/15/2014	3,177,900
2,680,000	Circus & Eldorado Joint Venture/Silver Legacy
	Capital Corporation	10.125	3/1/2012	2,807,300
1,610,000	Dollarama Group, LP †	11.120	6/15/2007	1,605,975
4,650,000	Dollarama Group, LP *	8.875	8/15/2012	4,836,000
2,960,000	Ford Motor Credit Company †	9.810	4/16/2007	3,209,063
1,000,000	Ford Motor Credit Company	9.750	9/15/2010	1,066,701
2,020,000	Ford Motor Credit Company *	7.000	10/1/2013	1,926,987
4,030,000	Ford Motor Credit Company	8.000	12/15/2016	3,956,932
3,680,000	Gaylord Entertainment Company	6.750	11/15/2014	3,574,200
3,630,000	General Motors Corporation *	8.250	7/15/2023	3,439,425
4,460,000	Group 1 Automotive, Inc.	8.250	8/15/2013	4,593,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

95

High Yield Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.0%)	Rate	Date	Value

Consumer Cyclical — continued
$2,820,000	Hanesbrands, Inc. †	8.735%	6/15/2007	$2,897,550
4,020,000	Harrah’s Operating Company, Inc. *	6.500	6/1/2016	3,660,395
3,660,000	IAAI Finance Corporation	11.000	4/1/2013	4,135,800
2,410,000	Jean Coutu Group (PJC), Inc.	7.625	8/1/2012	2,530,500
3,960,000	K. Hovnanian Enterprises, Inc. *	7.500	5/15/2016	3,960,000
2,930,000	KB Home	6.250	6/15/2015	2,752,879
2,940,000	Majestic Star Casino, LLC	9.500	10/15/2010	3,072,300
6,030,000	MGM MIRAGE	5.875	2/27/2014	5,592,825
3,450,000	Mohegan Tribal Gaming Authority	6.375	7/15/2009	3,454,312
4,230,000	NCL Corporation	10.625	7/15/2014	4,304,025
2,420,000	NCO Group, Inc. †	10.244	2/15/2007	2,420,000
2,200,000	Perry Ellis International, Inc. *	8.875	9/15/2013	2,244,000
2,700,000	Pokagon Gaming Authority	10.375	6/15/2014	2,963,250
3,520,000	Poster Financial Group, Inc. *	8.750	12/1/2011	3,660,800
2,010,000	Sally Holdings, LLC *	10.500	11/15/2016	2,062,762
2,430,000	Six Flags, Inc. *	9.625	6/1/2014	2,320,650
3,240,000	Station Casinos, Inc.	6.875	3/1/2016	2,964,600
1,300,000	TRW Automotive, Inc.	9.375	2/15/2013	1,391,000
4,870,000	Tunica Biloxi Gaming Authority	9.000	11/15/2015	5,064,800
2,010,000	Turning Stone Resort Casino Enterprise	9.125	9/15/2014	2,067,788
1,610,000	United Auto Group, Inc.	7.750	12/15/2016	1,618,050
3,195,000	Universal City Florida Holding Company I/II †	10.121	2/1/2007	3,298,838
2,010,000	VICORP Restaurants, Inc.	10.500	4/15/2011	1,899,450
2,830,000	Warnaco, Inc.	8.875	6/15/2013	3,006,875
3,705,000	WMG Holdings Corporation >	Zero Coupon	12/15/2009	2,982,525

	Total Consumer Cyclical			130,767,932

Consumer Non-Cyclical (6.9%)
1,000,000	Coventry Health Care, Inc.	6.125	1/15/2015	993,390
1,460,000	DaVita, Inc.	7.250	3/15/2015	1,478,250
1,610,000	Elan Finance Corporation, Ltd.	7.750	11/15/2011	1,545,600
1,620,000	Elan Finance plc/Elan Finance Corporation †	9.374	2/15/2007	1,607,850
4,420,000	HCA, Inc.	9.250	11/15/2016	4,696,250
3,240,000	IASIS Healthcare, LLC (IASIS Capital Corporation)	8.750	6/15/2014	3,308,850
3,940,000	Jostens Holding Corporation *>	Zero Coupon	12/1/2008	3,565,700
3,050,000	Michael Foods, Inc.	8.000	11/15/2013	3,111,000
2,020,000	Smithfield Foods, Inc.	8.000	10/15/2009	2,100,800
2,015,000	Stater Brothers Holdings, Inc.	8.125	6/15/2012	2,045,225
2,020,000	Supervalu, Inc.	7.500	11/15/2014	2,104,757
3,440,000	Triad Hospitals, Inc.	7.000	5/15/2012	3,526,000
2,010,000	Triad Hospitals, Inc.	7.000	11/15/2013	2,055,225
3,030,000	US Oncology Holdings, Inc. *†	10.675	3/15/2007	3,083,025
1,640,000	US Oncology, Inc.	9.000	8/15/2012	1,738,400
2,810,000	Vanguard Health Holding Company II, LLC	9.000	10/1/2014	2,876,738

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

96

High Yield Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.0%)	Rate	Date	Value

Consumer Non-Cyclical — continued
$3,240,000	Ventas Realty, LP/Ventas Capital Corporation	6.500%	6/1/2016	$3,240,000
1,111,000	Warner Chilcott Corporation	8.750	2/1/2015	1,147,108

	Total Consumer Non-Cyclical			44,224,168

Energy (4.3%)
650,000	Baldor Electric Company	8.625	2/15/2017	671,125
2,390,000	CHC Helicopter Corporation	7.375	5/1/2014	2,327,262
1,460,000	Chesapeake Energy Corporation	6.375	6/15/2015	1,416,200
2,550,000	Chesapeake Energy Corporation	6.250	1/15/2018	2,400,188
2,820,000	Denbury Resources, Inc.	7.500	12/15/2015	2,820,000
2,010,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	1,903,068
1,332,000	Magnum Hunter Resources, Inc.	9.600	3/15/2012	1,396,935
3,365,000	Ocean Rig Norway AS	8.375	7/1/2013	3,566,900
3,210,000	OPTI Canada, Inc.	8.250	12/15/2014	3,354,450
2,210,000	Pioneer Natural Resources Company	5.875	7/15/2016	2,036,725
2,700,000	Western Oil Sands, Inc.	8.375	5/1/2012	2,970,000
2,770,000	Whiting Petroleum Corporation	7.250	5/1/2012	2,749,225

	Total Energy			27,612,078

Financials (2.3%)
1,620,000	ACE Cash Express, Inc. ‡	10.250	10/1/2014	1,636,200
1,830,000	FTI Consulting, Inc. *	7.625	6/15/2013	1,873,462
9,800,000	General Motors Acceptance Corporation	6.875	9/15/2011	9,945,697
1,210,000	Wells Fargo & Company, Convertible *†	5.121	2/1/2007	1,211,573

	Total Financials			14,666,932

Technology (4.9%)
2,440,000	Avago Technologies Finance Pte †	10.869	3/1/2007	2,546,750
1,285,000	Electronic Data Systems Corporation, Convertible *	3.875	7/15/2023	1,341,219
2,610,000	Freescale Semiconductor, Inc.	8.875	12/15/2014	2,596,950
1,630,000	Intel Corporation, Convertible	2.950	12/15/2035	1,491,450
2,120,000	Itron, Inc.	7.750	5/15/2012	2,173,000
3,040,000	MagnaChip Semiconductor SA/MagnaChip
	Semiconductor Finance Company †	8.610	3/15/2007	2,599,200
1,710,000	Nortel Networks, Ltd. †	9.610	4/16/2007	1,816,875
1,210,000	NXP BV/NXP Funding, LLC †	8.110	4/15/2007	1,232,688
2,800,000	NXP BV/NXP Funding, LLC	9.500	10/15/2015	2,907,000
3,620,000	Seagate Technology HDD Holdings	6.800	10/1/2016	3,610,950
1,600,000	SunGard Data Systems, Inc. *	10.250	8/15/2015	1,720,000
1,123,992	UGS Capital Corporation II †	10.348	6/1/2007	1,146,472
3,750,000	UGS Corporation	10.000	6/1/2012	4,106,250
2,010,000	Unisys Corporation *	6.875	3/15/2010	2,004,975

	Total Technology			31,293,779

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

97

High Yield Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.0%)	Rate	Date	Value

Transportation (2.8%)
$2,010,000	Delta Air Lines, Inc. =	7.920%	11/18/2010	$1,999,950
1,660,000	Hertz Corporation	8.875	1/1/2014	1,763,750
2,770,000	Hertz Corporation	10.500	1/1/2016	3,116,250
949,000	H-Lines Finance Holding Corporation >	Zero Coupon	4/1/2008	880,198
1,813,000	Horizon Lines, LLC	9.000	11/1/2012	1,908,182
2,420,000	Kansas City Southern de Mexico SA de CV	7.625	12/1/2013	2,426,050
2,820,000	Navios Maritime Holdings, Inc. *	9.500	12/15/2014	2,869,350
2,750,000	Windsor Petroleum Transport Corporation	7.840	1/15/2021	2,772,390

	Total Transportation			17,736,120

Utilities (10.5%)
1,300,000	AES Corporation ‡	8.875	2/15/2011	1,391,000
3,230,000	AES Corporation ‡	8.750	5/15/2013	3,443,988
2,840,000	Calpine Generating Company, LLC †=	11.076	2/1/2007	2,896,800
1,990,000	Calpine Generating Company, LLC †=	14.370	4/1/2007	2,109,400
2,210,000	Colorado Interstate Gas Company	6.800	11/15/2015	2,291,792
1,360,000	Consumers Energy Company *	6.300	2/1/2012	1,360,000
2,130,000	Copano Energy, LLC	8.125	3/1/2016	2,193,900
2,020,000	Dynegy Holdings, Inc. *	6.875	4/1/2011	2,020,000
2,020,000	Dynegy Holdings, Inc.	8.375	5/1/2016	2,136,150
1,670,000	Edison Mission Energy	7.500	6/15/2013	1,732,625
1,870,000	Edison Mission Energy	7.750	6/15/2016	1,977,525
4,410,000	El Paso Corporation	7.000	5/15/2011	4,520,250
3,250,000	El Paso Production Holding Company	7.750	6/1/2013	3,363,750
1,650,000	Midwest Generation, LLC	8.750	5/1/2034	1,782,000
1,420,000	Mirant North America, LLC	7.375	12/31/2013	1,448,400
3,130,000	Mission Energy Holding Company	13.500	7/15/2008	3,431,262
6,280,000	NRG Energy, Inc.	7.375	2/1/2016	6,287,850
1,470,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	7.125	6/15/2014	1,519,410
2,025,000	Reliant Energy Resources Corporation	6.750	12/15/2014	1,994,625
2,780,000	SemGroup, LP	8.750	11/15/2015	2,786,950
1,500,000	Southern Natural Gas Company	8.875	3/15/2010	1,571,462
3,130,000	Southern Natural Gas Company *	7.350	2/15/2031	3,381,070
1,780,000	Southern Star Central Corporation	6.750	3/1/2016	1,766,650
6,010,000	Williams Companies, Inc. *	8.125	3/15/2012	6,468,262
1,830,000	Williams Companies, Inc.	8.750	3/15/2032	2,081,625
1,810,000	Williams Partners, LP	7.250	2/1/2017	1,859,775

	Total Utilities			67,816,521

	Total Long-Term Fixed Income (cost $570,014,728)			585,714,758

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

98

High Yield Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares	Preferred Stock (1.0%)			Value

43,000	CenterPoint Energy, Inc., Convertible			$1,680,870
65,000	Chevy Chase Preferred Capital Corporation, Convertible *			3,448,900
3,720	NRG Energy, Inc., Convertible			1,048,928

	Total Preferred Stock (cost $5,700,790)			6,178,698

Shares	Common Stock (0.2%)			Value

15	Pliant Corporation #^			$0
13,500	TravelCenters of America, Inc., Stock Warrants #^			688,500
4,500	TravelCenters of America, Inc., Stock Warrants #^			229,500
36,330	TVMAX Holdings, Inc. #			18,165
4,540	XO Communications, Inc., Stock Warrants #			863
6,054	XO Communications, Inc., Stock Warrants #			3,935
4,540	XO Communications, Inc., Stock Warrants #			1,725
3,026	XO Holdings, Inc., Stock Warrants #			13,012

	Total Common Stock (cost $2,552,843)			955,700

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (12.4%)	Rate (+)	Date	Value

79,951,535	Thrivent Financial Securities Lending Trust	5.330%	N/A	$79,951,535

	Total Collateral Held for Securities Loaned
	(cost $79,951,535)			79,951,535

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

99

High Yield Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (6.1%)	Rate (+)	Date	Value

$500,000	Federal National Mortgage Association	5.140%	2/7/2007	$499,572
1,500,000	Park Avenue Receivables Corporation	5.270	2/7/2007	1,498,682
24,008,447	Thrivent Money Market Fund	5.040	N/A	24,008,447
9,950,000	Total Capital SA	5.270	2/1/2007	9,950,000
3,500,000	Tulip Funding Corporation	5.270	2/2/2007	3,499,488

	Total Short-Term Investments (at amortized cost)			39,456,189

	Total Investments (cost $697,676,085) 110.7%			$712,256,880

	Other Assets and Liabilities, Net (10.7%)			(68,655,909)

	Total Net Assets 100.0%			$643,600,971

			Notional
	Buy/Sell	Termination	Principal	Unrealized
Swaps	Protection	Date	Amount	Gain/(Loss)

Dow Jones Unfunded CDX High Yield Series 7 at 3.25%	Buy	December 2011	($10,700,000)	($74,932)
General Motors Corporation at 3.63%	Sell	March 2012	$4,400,000	$39,245

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

^ Security is fair valued.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued basis.

± Designated as cover for long settling trades.

‡ At January 31, 2007, $16,212,475 and $6,575,263 of investments were earmarked as collateral to cover swap contracts and unfunded loan commitments, respectively.

= In bankruptcy.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$20,604,055
Gross unrealized depreciation	(6,023,260)

Net unrealized appreciation (depreciation)	$14,580,795
Cost for federal income tax purposes	$697,676,085

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

100

Municipal Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.1%)	Rate	Date	Value

Alabama (0.1%)
$1,000,000	Alabama 21st Century Authority Tobacco Settlement
	Revenue Bonds	5.750%	12/1/2020	$1,049,330

	Total Alabama			1,049,330

Alaska (0.7%)
3,155,000	Alaska Energy Authority Power Revenue Refunding
	Bonds (Bradley Lake) (Series 5) (FSA Insured)	5.000	7/1/2021	3,242,804
2,870,000	Northern Tobacco Securitization Corporation, Alaska
	Tobacco Settlement Asset Backed Revenue Bonds (Series A) ÷	6.200	6/1/2022	3,019,556
2,000,000	Northern Tobacco Securitization Corporation, Alaska
	Tobacco Settlement Asset Backed Revenue Bonds (Series A)	5.000	6/1/2032	2,009,540

	Total Alaska			8,271,900

Arizona (0.7%)
975,000	Arizona Health Facilities Authority Revenue Bonds
	(Arizona Healthcare Pooled Financing) (FGIC Insured)	5.000	6/1/2011	1,018,017
1,020,000	Arizona Health Facilities Authority Revenue Bonds
	(Arizona Healthcare Pooled Financing) (FGIC Insured)	5.000	6/1/2012	1,068,909
1,000,000	Arizona Health Facilities Authority Revenue Bonds
	(Blood Systems, Inc.)	5.000	4/1/2017	1,055,370
1,200,000	Arizona Health Facilities Authority Revenue Bonds
	(Blood Systems, Inc.)	5.000	4/1/2018	1,243,716
500,000	Glendale, Arizona Industrial Development Authority
	Revenue Bonds (Midwestern University) (Series A)	5.750	5/15/2021	538,275
2,000,000	Phoenix, Arizona Industrial Development Authority
	Government Office Lease Revenue Bonds
	(Capital Mall Project) (AMBAC Insured) ÷	5.375	9/15/2020	2,105,280
10,000	Phoenix, Arizona Industrial Development Authority
	Single Family Mortgage Revenue Bonds (Series 1A)
	(GNMA/FNMA/FHLMC Insured)	5.875	6/1/2016	10,013
1,285,000	Pima County, Arizona Industrial Development
	Authority Multifamily Bonds (La Hacienda Project)
	(GNMA/FHA Insured) ÷	7.000	12/20/2031	1,382,313
500,000	Yavapai County, Arizona Hospital Revenue Bonds
	(Yavapai Regional Medical Center) (Series A)	6.000	8/1/2033	535,990

	Total Arizona			8,957,883

Arkansas (1.0%)
460,000	Arkansas Housing Development Agency Single
	Family Mortgage Revenue Bonds (FHA Insured) ÷	8.375	7/1/2010	494,459
2,400,000	Arkansas State Community Water System Public
	Water Authority Revenue Bonds (Series B)
	(MBIA Insured)	5.000	10/1/2023	2,501,760
5,000,000	Arkansas State Development Finance Authority
	Revenue Bonds (Series B) (FSA insured)	5.000	11/1/2025	5,331,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

101

Municipal Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.1%)	Rate	Date	Value

Arkansas — continued
$3,000,000	Jonesboro, Arkansas Residential Housing and Health
	Care Facilities Revenue Bonds (St. Bernards Regional
	Medical Center) (AMBAC Insured)	5.800%	7/1/2011	$3,055,110
875,000	Pope County, Arkansas Pollution Control Revenue
	Bonds (Arkansas Power and Light Company Project)
	(FSA Insured)	6.300	12/1/2016	875,709

	Total Arkansas			12,258,238

California (10.0%)
3,950,000	Anaheim, California Public Financing Authority
	Lease Revenue Bonds (Public Improvements Project)
	(Series A) (FSA Insured)	6.000	9/1/2024	4,726,136
5,000,000	California Infrastructure & Economic Bank Revenue
	Bonds (Bay Area Toll Bridges) (1st Lien-A) ÷	5.000	7/1/2025	5,563,600
80,000	California Rural Home Mortgage Finance Authority
	Single Family Mortgage Revenue Bonds (Series D)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	7.100	6/1/2031	82,215
2,000,000	California State General Obligation Bonds
	(AMBAC Insured)	6.300	9/1/2010	2,171,040
3,000,000	California State Public Works Board Lease Revenue
	Bonds (Department of Corrections State Prison)	7.400	9/1/2010	3,352,170
4,000,000	California State Public Works Board Lease Revenue
	Bonds (UCLA Replacement Hospital) (Series A)
	(FSA Insured)	5.375	10/1/2015	4,328,280
2,000,000	California State Revenue General Obligation Bonds	5.250	11/1/2021	2,141,400
10,000,000	California State Revenue General Obligation Bonds	5.250	4/1/2029	10,629,900
1,000,000	California State Unrefunded Balance General
	Obligation Bonds	5.250	12/1/2019	1,049,630
300,000	California State Unrefunded General Obligation
	Bonds (MBIA Insured)	6.000	8/1/2016	303,558
2,000,000	California State Veterans General Obligation
	Revenue Bonds (FGIC) (Series AT)	9.500	2/1/2010	2,306,980
4,030,000	Contra Costa County, California Home Mortgage
	Revenue Bonds (GNMA Insured) (Escrowed to Maturity) ÷	7.500	5/1/2014	4,900,117
5,000,000	Foothill/Eastern Transportation Corridor Agency,
	California Toll Road Revenue Bonds (Series A) ÷	7.050	1/1/2009	5,313,750
5,000,000	Foothill/Eastern Transportation Corridor Agency,
	California Toll Road Revenue Bonds (Series A) ÷	7.100	1/1/2011	5,561,250
6,000,000	Foothill/Eastern Transportation Corridor Agency,
	California Toll Road Revenue Bonds (Series A) ÷	7.150	1/1/2013	6,681,720
7,145,000	Foothill/Eastern Transportation Corridor Agency,
	California Toll Road Revenue Bonds (Series A) ÷	7.150	1/1/2014	7,956,815
420,000	Golden West Schools Financing Authority, California
	Revenue Bonds (Series A) (MBIA Insured)	5.800	2/1/2022	502,505
3,000,000	Los Angeles, California Unified School District
	Revenue Bonds	5.000	7/1/2023	3,201,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

102

Municipal Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.1%)	Rate	Date	Value

California — continued
$5,000,000	Pittsburg, California Redevelopment Agency Tax
	Allocation Bonds (Los Medanos Community
	Development Project) (AMBAC Insured)	Zero Coupon	8/1/2024	$2,288,150
4,080,000	Pomona, California Single Family Mortgage
	Revenue Bonds (Series A) (GNMA/FNMA Insured) ÷	7.600%	5/1/2023	5,164,790
10,000,000	Sacramento County, California Sanitary District
	Authority Revenue Bonds	5.000	12/1/2036	10,595,400
1,460,000	San Bernardino County, California Single Family
	Mortgage Revenue Bonds (Series A) (GNMA Insured) ÷	7.500	5/1/2023	1,835,979
10,000,000	San Diego Community College District
	(FSA guaranteed)	5.000	5/1/2030	10,560,200
1,500,000	San Francisco, California Bay Area Rapid Transit
	District Sales Tax Revenue Bonds (AMBAC Insured)	6.750	7/1/2010	1,649,595
15,000,000	San Joaquin Hills Transportation Corridor Agency,
	California Toll Road Revenue Bonds ÷	7.650	1/1/2013	15,837,300
2,760,000	San Jose, California Redevelopment Agency Tax
	Allocation Bonds (Series A) (MBIA Insured)	5.000	8/1/2025	2,922,343

	Total California			121,626,423

Colorado (5.7%)
2,000,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Bromley East Project) (Series A) ÷	7.250	9/15/2030	2,283,780
570,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Cherry Creek Academy Facility, Inc.)	6.000	4/1/2021	584,945
1,280,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Cherry Creek Academy Facility, Inc.)	6.000	4/1/2030	1,308,762
2,825,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Classical Academy) ÷	7.250	12/1/2030	3,255,926
565,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Pinnacle Charter School Project) ÷	5.250	12/1/2011	579,730
1,000,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (University Lab School Project) ÷	5.750	6/1/2016	1,076,580
750,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (University Lab School Project) ÷	6.125	6/1/2021	818,542
6,250,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (University Lab School Project) ÷	6.250	6/1/2031	6,852,062
615,000	Colorado Health Facilities Authority Revenue Bonds
	(Evangelical Lutheran Good Samaritan) ÷	6.250	12/1/2010	646,340
385,000	Colorado Health Facilities Authority Revenue Bonds
	(Evangelical Lutheran Good Samaritan)	6.250	12/1/2010	403,538
1,920,000	Colorado Health Facilities Authority Revenue Bonds
	(Evangelical Lutheran Good Samaritan)	6.800	12/1/2020	2,132,966
3,080,000	Colorado Health Facilities Authority Revenue Bonds
	(Evangelical Lutheran Good Samaritan) ÷	6.800	12/1/2020	3,458,963
1,000,000	Colorado Health Facilities Authority Revenue Bonds
	(Parkview Medical Center Project)	6.500	9/1/2020	1,089,530

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

103

Municipal Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.1%)	Rate	Date	Value

Colorado — continued
$500,000	Colorado Health Facilities Authority Revenue Bonds
	(Parkview Medical Center Project)	6.600%	9/1/2025	$544,660
160,000	Colorado Housing and Finance Authority Revenue
	Bonds (Single Family Program) (Series A-2)
	(Subject to ‘AMT’)	7.450	10/1/2016	160,870
100,000	Colorado Housing and Finance Authority Revenue
	Bonds (Single Family Program) (Series A-3)	7.250	4/1/2010	100,623
585,000	Colorado Housing and Finance Authority Revenue
	Bonds (Single Family Program) (Series B-3)	6.700	8/1/2017	598,847
70,000	Colorado Housing and Finance Authority Revenue
	Bonds (Single Family Program) (Series C-3)
	(FHA/VA Insured)	7.150	10/1/2030	71,156
40,000	Colorado Housing and Finance Authority Single
	Family Revenue Bonds (Series A-3)	7.000	11/1/2016	40,237
670,000	Colorado Housing and Finance Authority Single
	Family Revenue Bonds (Series D-2) (Subject to ‘AMT’) 6.350		11/1/2029	701,296
70,000	Colorado Water Resources and Power Development
	Authority Clean Water Revenue Unrefunded Bonds
	(Series A) (FSA Insured)	6.250	9/1/2013	70,151
3,525,000	Colorado Water Resources and Power Development
	Authority Small Water Resources Revenue Bonds
	(Series A) (FGIC Insured)	5.250	11/1/2021	3,763,642
5,000,000	Denver, Colorado City and County Airport Revenue
	Bonds (Series A)	5.000	11/15/2022	5,275,800
6,000,000	Denver, Colorado City and County Bonds	5.600	10/1/2029	6,533,820
200,000	Denver, Colorado Health and Hospital Authority
	Healthcare Revenue Bonds (Series A)	5.250	12/1/2010	204,284
200,000	Denver, Colorado Health and Hospital Authority
	Healthcare Revenue Bonds (Series A)	5.250	12/1/2011	204,424
2,000,000	Denver, Colorado Health and Hospital Authority
	Healthcare Revenue Bonds (Series A)
	(ACA/CBI Insured)	6.250	12/1/2016	2,145,580
1,890,000	Goldsmith, Colorado Metropolitan District Capital
	Appreciation General Obligation Bonds
	(MBIA Insured)	Zero Coupon	6/1/2007	1,867,736
1,890,000	Goldsmith, Colorado Metropolitan District Capital
	Appreciation General Obligation Bonds
	(MBIA Insured)	Zero Coupon	6/1/2008	1,798,940
1,885,000	Goldsmith, Colorado Metropolitan District Capital
	Appreciation General Obligation Bonds
	(MBIA Insured)	Zero Coupon	12/1/2008	1,760,665
10,000,000	Jefferson County Colorado School District
	(FSA Guaranteed)	5.000	12/15/2016	10,809,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

104

Municipal Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.1%)	Rate	Date	Value

Colorado — continued
$3,000,000	Larimer County, Colorado School District #R1
	Poudre Valley (MBIA/IBC Insured)	7.000%	12/15/2016	$3,730,020
4,000,000	Northwest Parkway Public Highway Authority,
	Colorado Capital Appreciation Revenue Bonds
	(Series C) (AMBAC Insured) >	Zero Coupon	6/15/2011	3,597,520

	Total Colorado			68,471,135

Connecticut (0.5%)
2,000,000	Connecticut State Health and Educational Facilities
	Authority Revenue Bonds (Yale University) (Series W)	5.125	7/1/2027	2,059,840
4,000,000	Connecticut State Special Tax Obligation Revenue
	Bonds (Transportation Infrastructure) (Series B)	6.500	10/1/2010	4,350,880

	Total Connecticut			6,410,720

District of Columbia (0.6%)
7,185,000	District of Columbia Tobacco Settlement Financing
	Corporation Revenue Bonds	6.250	5/15/2024	7,661,366

	Total District of Columbia			7,661,366

Florida (1.0%)
428,000	Brevard County, Florida Housing Finance Authority
	Homeowner Mortgage Revenue Bonds (Series B)
	(GNMA Insured)	6.500	9/1/2022	437,930
1,040,000	Clay County, Florida Housing Finance Authority
	Single Family Mortgage Revenue Bonds
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	6.000	4/1/2029	1,069,401
400,000	Dade County, Florida Industrial Development
	Authority Exempt Facilities Revenue Bonds
	(Florida Power & Light Company) †	3.740	2/1/2007	400,000
620,000	Florida State Board of Education Capital Outlay
	Unrefunded General Obligation Bonds (MBIA Insured)	9.125	6/1/2014	746,610
1,520,000	Florida State Revenue Bonds (Jacksonville Transportation)	5.000	7/1/2019	1,541,645
2,000,000	Highlands County, Florida Health Facilities Authority
	Revenue Bonds (Adventist Health System/Sunbelt, Inc.)
	(Series A) ÷	6.000	11/15/2031	2,206,240
1,500,000	Jacksonville, Florida Health Facilities Authority
	Revenue Bonds (Series C) ÷	5.750	8/15/2015	1,579,395
1,145,000	Leon County, Florida Educational Facilities Authority
	Certificates of Participation ÷	8.500	9/1/2017	1,576,035
85,000	Manatee County, Florida Housing Finance Authority
	Single Family Mortgage Revenue Bonds (Series 1)
	(GNMA/FNMA/ FHLMC Insured) (Subject to ‘AMT’)	7.200	5/1/2028	89,904
2,000,000	Orange County, Florida Health Facilities Authority
	Revenue Bonds (Orlando Regional Healthcare System)
	(Series A) (MBIA Insured)	6.250	10/1/2018	2,365,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

105

Municipal Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.1%)	Rate	Date	Value

Florida — continued
$345,000	Orange County, Florida Housing Finance Authority
	Homeowner Revenue Bonds (Series B-1)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	5.900%	9/1/2028	$345,283
105,000	Palm Beach County, Florida Housing Finance
	Authority Single Family Homeowner Revenue Bonds
	(Series A-1) (GNMA/FNMA Insured) (Subject to ‘AMT’)	5.900	10/1/2027	105,206

	Total Florida			12,463,449

Georgia (3.0%)
6,900,000	Bibb County, Georgia Authority Environmental
	Improvement Revenue Bonds	4.850	12/1/2009	6,953,820
2,000,000	Brunswick, Georgia Water and Sewer Revenue
	Refunding Bonds (MBIA Insured)	6.000	10/1/2011	2,096,780
1,500,000	Brunswick, Georgia Water and Sewer Revenue
	Refunding Bonds (MBIA Insured)	6.100	10/1/2019	1,755,780
1,560,000	Chatham County, Georgia Hospital Authority
	Revenue Bonds (C/O Memorial Medical Center)	5.750	1/1/2029	1,682,242
1,000,000	Chatham County, Georgia Hospital Authority
	Revenue Bonds (Memorial Health University
	Medical Center)	6.125	1/1/2024	1,079,110
5,000,000	Cherokee County, Georgia Water and Sewer Authority
	Revenue Refunding Bonds (MBIA Insured)	5.500	8/1/2018	5,575,000
1,000,000	Georgia State General Obligation Bonds (Series B)	6.300	3/1/2009	1,051,370
1,000,000	Georgia State General Obligation Bonds (Series B)	6.300	3/1/2010	1,073,610
2,000,000	Georgia State General Obligation Bonds (Series B)	5.650	3/1/2012	2,173,980
3,500,000	Georgia State General Obligation Bonds (Series D)	5.000	8/1/2012	3,715,215
2,500,000	Milledgeville-Balswin County, Georgia Development
	Authority Revenue Bonds	5.500	9/1/2024	2,663,800
5,000,000	Rockdale County, Georgia Water and Sewer Authority
	Revenue Bonds (Series A) (MBIA Insured) ÷	5.500	7/1/2025	5,283,450
1,500,000	Savannah, Georgia Economic Development Authority
	Student Housing Revenue Bonds (State University
	Project) (Series A) (ACA Insured)	6.750	11/15/2020	1,647,885

	Total Georgia			36,752,042

Hawaii (2.2%)
7,330,000	Hawaii State Highway Revenue Bonds	5.500	7/1/2018	8,328,786
5,000,000	Honolulu, Hawaii City & County Board of Water
	Supply Water System Revenue Bonds (Series A)	5.000	7/1/2036	5,244,550
10,000,000	Honolulu, Hawaii City & County Revenue Bonds
	(Series A) (FSA Insured)	5.250	3/1/2027	10,617,800
2,555,000	Honolulu, Hawaii City & County Revenue Bonds
	(Unrefunded Balance) (Series A) (FGIC Insured)	6.250	4/1/2014	2,928,311

	Total Hawaii			27,119,447

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

106

Municipal Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.1%)	Rate	Date	Value

Idaho (0.5%)
$1,000,000	Idaho Falls, Idaho General Obligation Bonds
	(FGIC Insured)	Zero Coupon	4/1/2007	$994,260
3,115,000	Idaho Falls, Idaho General Obligation Bonds
	(FGIC Insured)	Zero Coupon	4/1/2010	2,737,150
2,000,000	Idaho Falls, Idaho General Obligation Bonds
	(FGIC Insured)	Zero Coupon	4/1/2011	1,685,480

	Total Idaho			5,416,890

Illinois (9.3%)
2,000,000	Broadview, Illinois Tax Increment Tax Allocation
	Revenue Bonds	5.250%	7/1/2012	2,045,660
1,000,000	Broadview, Illinois Tax Increment Tax Allocation
	Revenue Bonds	5.375	7/1/2015	1,023,130
10,000,000	Chicago, Illinois Capital Appreciation City Colleges
	General Obligation Bonds (FGIC Insured)	Zero Coupon	1/1/2024	4,712,700
3,000,000	Chicago, Illinois Lakefront Millennium Project
	General Obligation Bonds (MBIA Insured) ÷	5.750	1/1/2029	3,309,330
2,500,000	Chicago, Illinois O’Hare International Airport
	Revenue Bonds (Series A) (FGIC Insured)	5.000	1/1/2033	2,632,025
20,000	Chicago, Illinois Single Family Mortgage Revenue
	Bonds (Series A) (GNMA/FNMA/FHLMC Insured)
	(Subject to ‘AMT’)	7.250	9/1/2028	20,196
235,000	Chicago, Illinois Single Family Mortgage Revenue
	Bonds (Series C) (GNMA/FNMA/FHLMC Insured)
	(Subject to ‘AMT’)	7.050	10/1/2030	238,960
155,000	Chicago, Illinois Single Family Mortgage Revenue
	Bonds (Series C) (GNMA/FNMA/FHLMC Insured)
	(Subject to ‘AMT’)	7.000	3/1/2032	156,762
7,200,000	Chicago, Illinois Tax Increment Capital Appreciation
	Tax Allocation Bonds (Series A) (ACA Insured)	Zero Coupon	11/15/2014	4,963,536
1,000,000	Cook County, Illinois Community Consolidated
	School District #15 Palatine Capital Appreciation
	General Obligation Bonds (FGIC Insured) ÷	Zero Coupon	12/1/2014	724,090
2,500,000	Cook County, Illinois General Obligation Bonds
	(Series A) (MBIA Insured)	6.250	11/15/2011	2,761,700
1,250,000	Cook County, Illinois School District #99 Cicero
	General Obligation Bonds (FGIC Insured)	8.500	12/1/2011	1,498,612
1,565,000	Cook County, Illinois School District #99 Cicero
	General Obligation Bonds (FGIC Insured)	8.500	12/1/2014	2,032,669
1,815,000	Cook County, Illinois School District #99 Cicero
	General Obligation Bonds (FGIC Insured)	8.500	12/1/2016	2,456,947
1,000,000	Du Page County, Illinois General Obligation Bonds
	(Stormwater Project)	5.600	1/1/2021	1,118,250
1,710,000	Du Page, Cook & Will Counties, Illinois Community
	College District Number 502 ÷	5.000	1/1/2017	1,814,789

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

107

Municipal Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.1%)	Rate	Date	Value

Illinois — continued
$1,000,000	Illinois Development Finance Authority Revenue
	Bonds (Midwestern University) (Series B)	6.000%	5/15/2021	$1,084,650
1,000,000	Illinois Development Finance Authority Revenue
	Bonds (Midwestern University) (Series B)	6.000	5/15/2026	1,082,600
4,900,000	Illinois Educational Facilities Authority Revenue
	Bonds (Northwestern University) ÷	5.250	11/1/2032	5,389,412
1,000,000	Illinois Educational Facilities Authority Student
	Housing Revenue Bonds (University Center Project) ÷	6.625	5/1/2017	1,136,090
1,600,000	Illinois Health Facilities Authority Revenue Bonds
	(Bethesda Home and Retirement) (Series A)	6.250	9/1/2014	1,671,968
2,000,000	Illinois Health Facilities Authority Revenue Bonds
	(Centegra Health Systems)	5.250	9/1/2018	2,046,300
2,000,000	Illinois Health Facilities Authority Revenue Bonds
	(Lutheran General Health Care Facilities) (FSA Insured)	6.000	4/1/2018	2,269,520
2,500,000	Illinois Health Facilities Authority Revenue Bonds
	(Passavant Memorial Area Hospital Association) ÷	6.000	10/1/2024	2,682,900
1,000,000	Illinois Health Facilities Authority Revenue Bonds
	(Riverside Health System) ÷	6.850	11/15/2029	1,113,870
4,180,000	Illinois Health Facilities Authority Revenue Bonds
	(Rush-Presbyterian-St. Lukes) (Series A) (MBIA Insured)	5.250	11/15/2014	4,312,590
3,975,000	Illinois Health Facilities Authority Revenue Bonds
	(Swedish American Hospital) ÷	6.875	11/15/2030	4,332,551
4,655,000	Illinois Health Facilities Authority Revenue Bonds
	(Thorek Hospital and Medical Center)	5.250	8/15/2018	4,744,842
2,120,000	Illinois Health Facilities Authority Unrefunded
	Revenue Bonds (Series B) (MBIA/IBC Insured)	5.250	8/15/2018	2,177,876
7,900,000	Illinois State Sales Tax Revenue Bonds (Second Series)	5.750	6/15/2018	9,112,808
3,065,000	Illinois State Sales Tax Revenue Bonds (Series L)	7.450	6/15/2012	3,584,977
3,035,000	McHenry County, Illinois Community High School
	District #157 General Obligation Bonds (FSA Insured)	9.000	12/1/2017	4,337,227
4,000,000	McLean County, Illinois Bloomington — Normal
	Airport Central Illinois Regional Authority Revenue
	Bonds (Subject to ‘AMT’)	6.050	12/15/2019	4,183,040
1,410,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place
	Exposition Project) (FGIC Insured)	5.250	12/15/2028	1,463,510
1,115,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place
	Exposition Project) (Series A) ÷	5.500	6/15/2015	1,242,032
885,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place
	Exposition Project) (Series A) (FGIC Insured)	5.500	6/15/2015	985,828
17,505,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place
	Exposition Project) (Series A) (FGIC Insured)	Zero Coupon	6/15/2020	9,863,192

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

108

Municipal Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.1%)	Rate	Date	Value

Illinois — continued
$3,100,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place
	Exposition Project) (Series A) (MBIA Insured)	Zero Coupon	6/15/2024	$1,456,163
2,000,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place
	Exposition Project) (Series A) (MBIA Insured)	Zero Coupon	12/15/2024	919,220
7,000,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place
	Exposition Project) (Series B) (MBIA Insured) >	Zero Coupon	6/15/2012	5,875,730
3,000,000	Regional Transportation Authority, Illinois Revenue
	Bonds (Series A) (FGIC Insured)	6.700%	11/1/2021	3,637,470

	Total Illinois			112,215,722

Indiana (0.9%)
700,000	Ball State University, Indiana University Student Fee
	Revenue Bonds (Series K) (FGIC Insured)	5.750	7/1/2020	754,369
1,250,000	East Chicago, Indiana Elementary School Building
	Corporation Revenue Bonds	6.250	1/5/2016	1,375,050
170,000	Indiana State Housing Authority Single Family
	Mortgage Revenue Bonds (Series C-2) (GNMA Insured)	5.250	7/1/2017	172,912
250,000	Indiana Transportation Finance Authority Highway
	Revenue Bonds (Series A)	6.800	12/1/2016	288,648
570,000	Indiana Transportation Finance Authority Highway
	Revenue Bonds (Series A) (AMBAC Insured) ÷	5.750	6/1/2012	614,124
985,000	Indiana Transportation Finance Authority Highway
	Revenue Bonds (Series A) (MBIA/IBC Insured) ÷	7.250	6/1/2015	1,083,264
3,565,000	Indiana Transportation Finance Authority Highway
	Unrefunded Revenue Bonds (Series A)
	(MBIA/IBC Insured)	7.250	6/1/2015	4,165,061
2,120,000	Purdue University, Indiana Revenue Bonds
	(Student Fees) (Series L)	5.000	7/1/2020	2,206,793

	Total Indiana			10,660,221

Iowa (1.0%)
2,085,000	Coralville, Iowa Urban Renewal Annual Appropriation
	Revenue Bonds (Tax Increment-H2)	5.000	6/1/2011	2,119,674
3,125,000	Coralville, Iowa Urban Renewal Annual Appropriation
	Revenue Bonds (Tax Increment-H2)	5.000	6/1/2021	3,194,188
4,500,000	Iowa Finance Authority Health Care Facilities Revenue
	Bonds (Genesis Medical Center)	6.250	7/1/2025	4,807,350
2,000,000	Iowa Finance Authority Single Family Revenue Bonds
	(Series E)	5.000	1/1/2037	2,032,560

	Total Iowa			12,153,772

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

109

Municipal Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.1%)	Rate	Date	Value

Kansas (1.3%)
$1,255,000	Kansas City, Kansas Utility System Capital
	Appreciation Revenue Bonds (AMBAC Insured) ÷	Zero Coupon	3/1/2007	$1,249,919
920,000	Kansas City, Kansas Utility System Capital
	Appreciation Unrefunded Revenue Bonds
	(AMBAC Insured)	Zero Coupon	3/1/2007	916,274
1,685,000	Kansas State Department of Transportation
	Highway Revenue Bonds (Series B-2)	3.700%	9/1/2020	1,685,000
1,000,000	Kansas State Development Finance Authority
	Health Facilities Revenue Bonds (Stormont Vail
	Healthcare) (Series K)	5.375	11/15/2024	1,059,640
2,000,000	Olathe, Kansas Health Facilities Revenue Bonds
	(Olathe Medical Center Project) (Series A)
	(AMBAC Insured)	5.500	9/1/2025	2,090,080
825,000	Salina, Kansas Hospital Revenue Bonds	5.000	10/1/2036	850,006
305,000	Sedgwick and Shawnee Counties, Kansas Single
	Family Mortgage Revenue Bonds (Series A-2)
	(GNMA Insured)	6.700	6/1/2029	308,654
2,300,000	University of Kansas Hospital Authority Health
	Facilities Revenue Bonds ÷	5.500	9/1/2022	2,492,211
4,350,000	Wyandotte County/Kansas City, Kansas Unified
	Government Special Obligation Revenue Bonds
	(2nd Lien-B)	5.000	12/1/2020	4,497,465

	Total Kansas			15,149,249

Kentucky (0.4%)
5,345,000	Kentucky State Turnpike Authority Economic
	Development Revenue Bonds (Revitalization Project)
	(FGIC Insured)	Zero Coupon	1/1/2010	4,751,812

	Total Kentucky			4,751,812

Louisiana (2.2%)
635,000	Jefferson Parish, Louisiana Home Mortgage Authority
	Single Family Mortgage Revenue Bonds (Series A-2)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	7.500	12/1/2030	666,661
220,000	Jefferson Parish, Louisiana Home Mortgage Authority
	Single Family Mortgage Revenue Bonds (Series D-1)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	7.500	6/1/2026	227,370
220,000	Louisiana Housing Finance Agency Single Family
	Mortgage Revenue Bonds (Series D-2) (GNMA/FNMA
	Insured) (Subject to ‘AMT’)	7.050	6/1/2031	220,893
3,000,000	Louisiana Public Facilities Authority Hospital Revenue
	Bonds (Lake Charles Memorial) (AMBAC/TCRS Insured)	8.625	12/1/2030	3,532,710
500,000	Louisiana Public Facilities Authority Revenue Bonds	5.000	7/1/2031	514,725
4,745,000	Louisiana Public Facilities Authority Revenue Bonds
	(MBIA Insured)	5.250	3/1/2031	5,122,560

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

110

Municipal Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.1%)	Rate	Date	Value

Louisiana — continued
$6,500,000	New Orleans, Louisiana General Obligation Bonds
	(AMBAC Insured)	Zero Coupon	9/1/2012	$5,128,110
3,000,000	Orleans Parish, Louisiana School Board
	Administration Offices Revenue Bonds
	(MBIA Insured) ÷	8.950%	2/1/2008	3,150,930
2,605,000	Regional Transportation Authority, Louisiana Sales
	Tax Revenue Bonds (Series A) (FGIC Insured)	8.000	12/1/2012	3,145,746
4,200,000	Tobacco Settlement Financing Corporation,
	Louisiana Revenue Bonds (Series 2001-B)	5.500	5/15/2030	4,431,252

	Total Louisiana			26,140,957

Maryland (1.0%)
1,250,000	Frederick County, Maryland Educational Facilities
	Revenue Bonds (Mount Saint Mary’s College)
	(Series A)	5.750	9/1/2025	1,300,112
1,865,000	Maryland State Economic Development Corporation
	Revenue Bonds (Lutheran World Relief)	7.200	4/1/2025	2,010,601
1,550,000	Maryland State Economic Development Corporation
	Student Housing Revenue Bonds (Sheppard Pratt)
	(ACA Insured)	6.000	7/1/2033	1,644,442
1,000,000	Maryland State Health and Higher Educational
	Facilities Authority Revenue Bonds (University of
	Maryland Medical System)	6.000	7/1/2022	1,087,710
4,500,000	Morgan State University, Maryland Academic and
	Auxiliary Facilities Fees Revenue Bonds (MBIA Insured)	6.050	7/1/2015	4,997,520
20,000	Prince George’s County, Maryland Housing Authority
	Single Family Mortgage Revenue Bonds (Series A)
	(GNMA/FNMA/FHLMC Insured) (Subject to ‘AMT’)	7.400	8/1/2032	20,219
425,000	Westminster, Maryland Education Facilities Revenue
	Bonds (McDaniel College) ÷	5.500	4/1/2027	459,863

	Total Maryland			11,520,467

Massachusetts (3.4%)
5,000,000	Massachusetts Bay Transportation Authority Sales Tax
	Revenue Bonds (Series B) (MBIA Insured)	5.500	7/1/2025	5,848,400
4,935,000	Massachusetts State Construction Lien General
	Obligation Bonds (Series A) (FGIC-TCRS)	5.250	1/1/2013	5,296,686
725,000	Massachusetts State Development Finance Agency
	Revenue Bonds (Devens Electric Systems)	5.625	12/1/2016	766,593
1,980,000	Massachusetts State General Obligation Bonds
	(Series B) ÷	6.500	8/1/2008	2,054,943
15,000,000	Massachusetts State Health and Educational Facilities
	Authority Revenue Bonds	5.250	7/1/2033	17,340,000
1,000,000	Massachusetts State Health and Educational Facilities
	Authority Revenue Bonds (Partners Healthcare System)
	(Series C)	6.000	7/1/2016	1,096,050

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

111

Municipal Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.1%)	Rate	Date	Value

Massachusetts — continued
$3,000,000	Massachusetts State School Building Authority
	Dedicated Sales Tax Revenue Bonds (Series A)
	(MBIA Insured)	5.000%	8/15/2027	$3,163,890
5,000,000	Massachusetts State Water Pollution Abatement Trust
	Revenue Bonds	5.000	8/1/2024	5,518,200

	Total Massachusetts			41,084,762

Michigan (2.7%)
2,000,000	East Lansing, Michigan Building Authority General
	Obligation Bonds	5.700	4/1/2020	2,336,100
1,500,000	Livonia, Michigan Public Schools School District
	General Obligation Bonds (FGIC Insured) ÷	Zero Coupon	5/1/2009	1,371,810
1,380,000	Michigan Public Power Agency Revenue Bonds
	(Combustion Turbine #1 Project) (Series A)
	(AMBAC Insured)	5.250	1/1/2016	1,467,464
45,000	Michigan State Hospital Finance Authority Revenue
	Bonds (Detroit Medical Center)	8.125	8/15/2012	45,155
2,825,000	Michigan State Hospital Finance Authority Revenue
	Bonds (MBIA Insured) ÷	5.375	8/15/2014	2,959,809
175,000	Michigan State Hospital Finance Authority Revenue
	Bonds (Series P) (MBIA Insured) ÷	5.375	8/15/2014	184,072
2,750,000	Michigan State Hospital Finance Authority Revenue
	Refunding Bonds (Crittenton Hospital) (Series A)	5.500	3/1/2022	2,931,390
5,000,000	Michigan State Trunk Line Fund Revenue Bonds
	(FSA Insured)	5.000	11/1/2022	5,316,100
4,500,000	Rochester, Michigan Community School District
	(MBIA Insured)	5.000	5/1/2019	4,904,550
3,320,000	Sault Ste. Marie, Michigan Chippewa Indians Housing
	Authority Revenue Bonds (Tribal Health and Human
	Services Center)	7.750	9/1/2012	3,324,084
2,000,000	St. Clair County, Michigan Economic Development
	Corporation Revenue Bonds (Detroit Edison) (Series AA)
	(AMBAC Insured)	6.400	8/1/2024	2,112,700
990,000	Summit Academy North, Michigan Public School
	Academy Certificates of Participation ÷	6.550	7/1/2014	1,073,526
690,000	Summit Academy North, Michigan Public School
	Academy Certificates of Participation ÷	8.375	7/1/2030	786,835
3,560,000	Wayne State University, Michigan University
	Revenue Bonds (FGIC Insured)	5.125	11/15/2029	3,691,222

	Total Michigan			32,504,817

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

112

Municipal Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.1%)	Rate	Date	Value

Minnesota (3.6%)
$800,000	Minneapolis and St. Paul, Minnesota Housing &
	Redevelopment Authority Healthcare System Revenue
	Bonds (Healthpartners Obligation Group Project)	6.000%	12/1/2021	$877,144
2,030,000	Minneapolis and St. Paul, Minnesota Metropolitan
	Airports Commission Airport Revenue Bonds	5.000	1/1/2022	2,118,772
5,000,000	Minneapolis and St. Paul, Minnesota Metropolitan
	Airports Commission Airport Revenue Bonds
	(Series A) (AMBAC Insured)	5.000	1/1/2035	5,218,650
1,000,000	Minneapolis and St. Paul, Minnesota Metropolitan
	Airports Commission Airport Revenue Bonds
	(Series C) (FGIC Insured) ÷	5.125	1/1/2020	1,049,120
5,000,000	Minneapolis and St. Paul, Minnesota Metropolitan
	Airports Commission Airport Revenue Bonds
	(Series C) (FGIC Insured)	5.000	1/1/2031	5,228,850
7,685,000	Minneapolis, Minnesota Community Development
	Agency Tax Increment Revenue Bonds
	(MBIA Insured)	Zero Coupon	3/1/2009	7,106,857
85,000	Minnesota Agricultural and Economic Development
	Board Health Care System Unrefunded Balance
	Revenue Bonds (Fairview Hospital) (Series A)
	(MBIA Insured)	5.750	11/15/2026	87,917
1,000,000	Minnesota Higher Education Facilities Authority
	Revenue Bonds (College of Art and Design)
	(Series 5-D) ÷	6.625	5/1/2020	1,083,670
530,000	Minnesota Higher Education Facilities Authority
	Revenue Bonds (University of St. Thomas)
	(Series 5-Y)	5.250	10/1/2019	569,310
3,620,000	Minnesota State General Obligation Bonds	5.250	8/1/2017	3,742,646
1,000,000	Northfield, Minnesota Hospital Revenue Bonds
	(Series C) ÷	6.000	11/1/2021	1,091,800
1,300,000	Northfield, Minnesota Hospital Revenue Bonds
	(Series C) ÷	6.000	11/1/2026	1,419,340
2,040,000	Northfield, Minnesota Hospital Revenue Bonds
	(Series C) ÷	6.000	11/1/2031	2,227,272
2,000,000	St. Louis Park, Minnesota Health Care Facilities
	Revenue Bonds	5.250	7/1/2030	2,098,640
230,000	St. Paul, Minnesota Housing and Redevelopment
	Authority Health Care Facilities Revenue Bonds
	(Healthpartners Obligation Group PJ)	5.250	5/15/2019	243,135
2,000,000	St. Paul, Minnesota Housing and Redevelopment
	Authority Health Care Facilities Revenue Bonds
	(Healthpartners Obligation Group PJ)	5.250	5/15/2036	2,093,280

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

113

Municipal Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.1%)	Rate	Date	Value

Minnesota — continued
$1,690,000	St. Paul, Minnesota Housing and Redevelopment
	Authority Lease Parking Facilities Revenue Bonds
	(Rivercentre Parking Ramp)	6.000%	5/1/2013	$1,765,628
5,000,000	White Earth Band of Chippewa Indians, Minnesota
	Revenue Bonds (Series A) (ACA Insured)	7.000	12/1/2011	5,222,600

	Total Minnesota			43,244,631

Missouri (1.9%)
7,500,000	Jackson County, Missouri Special Obligation
	Harry S. Truman Sports Complex Revenue Bonds
	(AMBAC Insured)	5.000	12/1/2027	7,959,825
785,000	Missouri State Development Finance Board
	Infrastructure Facilities Revenue Bonds (Eastland
	Center Project Phase II) (Series B)	5.875	4/1/2017	813,582
500,000	Missouri State Development Finance Board
	Infrastructure Facilities Revenue Bonds (Eastland
	Center Project Phase II) (Series B)	6.000	4/1/2021	519,900
1,000,000	Missouri State Environmental Improvement and
	Energy Resources Authority Water Pollution Revenue
	Bonds (Series A)	5.250	1/1/2018	1,071,650
2,500,000	Missouri State Health and Educational Facilities
	Authority Health Facilities Revenue Bonds	5.000	5/15/2020	2,631,325
3,000,000	Missouri State Health and Educational Facilities
	Authority Health Facilities Revenue Bonds (Barnes
	Jewish, Inc. Christian) (Series A)	5.250	5/15/2014	3,236,640
1,500,000	Missouri State Health and Educational Facilities
	Authority Health Facilities Revenue Bonds (Lake
	Regional Health Securities Project)	5.600	2/15/2025	1,576,320
1,000,000	Missouri State Health and Educational Facilities
	Authority Health Facilities Revenue Bonds (Saint
	Anthony’s Medical Center) ÷	6.250	12/1/2030	1,094,990
655,000	Missouri State Health and Educational Facilities
	Authority Revenue Bonds (Lake of the Ozarks)	6.500	2/15/2021	664,976
185,000	Missouri State Housing Development Commission
	Single Family Mortgage Revenue Bonds (Series B-1)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	7.450	9/1/2031	191,462
175,000	Missouri State Housing Development Commission
	Single Family Mortgage Revenue Bonds (Series C-1)
	(GNMA/FNMA Insured)	6.550	9/1/2028	181,982
315,000	Missouri State Housing Development Commission
	Single Family Mortgage Revenue Bonds (Series C-1)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	7.150	3/1/2032	318,673
2,000,000	St. Charles County, Missouri Francis Howell School
	District General Obligation Bonds (Series A)	5.250	3/1/2018	2,216,140

	Total Missouri			22,477,465

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

114

Municipal Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.1%)	Rate	Date	Value

Montana (1.4%)
$2,830,000	Montana Facility Finance Authority Revenue
	Providence Health and Services Revenue Bonds	5.000%	10/1/2024	$2,994,197
45,000	Montana State Board of Housing Single Family
	Mortgage Revenue Bonds (Series A-1)	6.000	6/1/2016	45,158
155,000	Montana State Board of Housing Single Family
	Mortgage Revenue Bonds (Series A-2)
	(Subject to ‘AMT’)	6.250	6/1/2019	157,054
2,385,000	Montana State Board of Investment Refunded
	Balance 1996 Payroll Tax Revenue Bonds
	(MBIA Insured) ÷	6.875	6/1/2020	2,526,717
775,000	Montana State Board of Investment Refunded
	Revenue Bonds (1996 Payroll Tax) (MBIA Insured) ÷	6.875	6/1/2020	821,050
1,240,000	Montana State Board of Investment Refunded
	Revenue Bonds (Payroll Tax) (MBIA Insured) ÷	6.875	6/1/2020	1,313,569
1,165,000	Montana State Board of Regents Revenue Bonds
	(Higher Education-University of Montana) (Series F)
	(MBIA Insured)	5.750	5/15/2016	1,253,039
3,000,000	Montana State Health Facilities Authority Revenue
	Bonds (Hillcrest Senior Living Project) ÷	7.375	6/1/2030	3,353,040
3,860,000	Montana State Hospital Finance Authority Revenue
	Refunding Bonds	5.250	6/1/2018	4,095,499

	Total Montana			16,559,323

Nebraska (1.7%)
2,500,000	Nebraska Public Power District Revenue Bonds
	(Series B) (AMBAC Insured)	5.000	1/1/2013	2,653,200
5,780,000	Omaha, Nebraska Public Power District Electric
	Revenue Bonds (Series A)	5.000	2/1/2046	5,976,115
3,455,000	Omaha, Nebraska Public Power District Revenue
	Bonds (Series B) ÷	6.150	2/1/2012	3,697,403
1,675,000	Omaha, Nebraska Special Assessment Bonds
	(Riverfront Redevelopment Project) (Series A)	5.500	2/1/2015	1,813,204
6,000,000	University of Nebraska Revenue Bonds (Lincoln
	Student Fees & Facilities) (Series B)	5.000	7/1/2023	6,310,200

	Total Nebraska			20,450,122

New Jersey (1.9%)
2,000,000	Hudson County, New Jersey Certificate Of
	Participation Department of Finance and
	Administration (MBIA Insured)	6.250	12/1/2015	2,317,100
4,000,000	New Jersey State Highway Authority Revenue Bonds
	(Series L)	5.250	7/15/2017	4,426,960
1,000,000	New Jersey State Highway Authority Revenue Bonds
	(Series L)	5.250	7/15/2018	1,109,980
3,695,000	New Jersey State Turnpike Authority Revenue Bonds
	(Series C) (AMBAC-TCRS Insured) ÷	6.500	1/1/2016	4,273,822

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

115

Municipal Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.1%)	Rate	Date	Value

New Jersey — continued
$745,000	New Jersey State Turnpike Authority Revenue Bonds
	(Series C) (AMBAC-TCRS Insured)	6.500%	1/1/2016	$854,634
260,000	New Jersey State Turnpike Authority Revenue Bonds
	(Series C) (AMBAC-TCRS Insured) ÷	6.500	1/1/2016	300,729
5,000,000	New Jersey Transportation Trust Fund Authority
	Revenue Bonds (Transportation System) (Series A)
	(FSA Insured)	5.500	12/15/2016	5,597,300
2,195,000	West New York, New Jersey Municipal Utilities
	Authority Revenue Bonds (FGIC Insured) ÷	Zero Coupon	12/15/2007	2,127,679
2,595,000	West New York, New Jersey Municipal Utilities
	Authority Revenue Bonds (FGIC Insured) ÷	Zero Coupon	12/15/2009	2,326,106

	Total New Jersey			23,334,310

New Mexico (1.4%)
3,315,000	Alamogordo, New Mexico Hospital Revenue Bonds
	(Gerald Champion Memorial Hospital Project)	5.300	1/1/2013	3,359,322
440,000	Farmington, New Mexico Utility System Revenue
	Bonds (AMBAC Insured) ÷	9.875	1/1/2008	463,866
3,500,000	Jicarilla, New Mexico Apache Nation Revenue Bonds
	(Series A)	5.500	9/1/2023	3,762,500
740,000	New Mexico Mortgage Finance Authority Revenue
	Bonds (Series F) (GNMA/FNMA Insured)	7.000	1/1/2026	746,534
210,000	New Mexico Mortgage Finance Authority Single
	Family Mortgage Capital Appreciation Revenue
	Bonds (Series D-2) (Subject to ‘AMT’) >	Zero Coupon	9/1/2009	185,134
660,000	New Mexico Mortgage Finance Authority Single
	Family Mortgage Revenue Bonds (Series C-2)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	6.950	9/1/2031	667,326
7,500,000	Sandoval County, New Mexico Incentive Payment
	Revenue Bonds	5.000	6/1/2020	7,890,375

	Total New Mexico			17,075,057

New York (9.1%)
5,000,000	Metropolitan Transportation Authority, New York
	Transportation Facilities Revenue Bonds (Series A)	5.500	7/1/2017	5,578,950
4,225,000	Metropolitan Transportation Authority, New York
	Transportation Facilities Revenue Bonds (Series O) ÷	5.750	7/1/2013	4,515,511
155,000	New York Counties Tobacco Trust Settlement
	Revenue Bonds ÷	5.800	6/1/2023	166,451
35,000	New York Counties Tobacco Trust Settlement
	Revenue Bonds	5.800	6/1/2023	36,250
4,000,000	New York State Dormitory Authority Revenue Bonds
	(Series B) >	5.250	5/15/2012	4,253,120
2,000,000	New York State Dormitory Authority Revenue Bonds
	(State University Educational Facilities) (Series A)	7.500	5/15/2013	2,374,060

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

116

Municipal Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.1%)	Rate	Date	Value

New York — continued
$5,000,000	New York State Dormitory Authority Revenue Bonds
	(State University Educational Facilities) (Series A)	5.875%	5/15/2017	$5,728,850
2,000,000	New York State Local Government Assistance
	Corporation Revenue Bonds (Series E)
	(MBIA/IBC Insured)	5.250	4/1/2016	2,192,220
1,060,000	New York State Mortgage Agency Revenue Bonds
	(Series 26)	5.350	10/1/2016	1,075,847
2,605,000	New York State Thruway Authority General
	Unrefunded Balance Revenue Bonds (Series E)	5.000	1/1/2016	2,658,116
2,500,000	New York State Thruway Authority Revenue Bonds
	(Series B) (FSA Insured)	5.000	4/1/2015	2,694,025
20,000,000	New York State Urban Development Corporation
	Revenue Bonds (Correctional and Youth Facilities)
	(Series A)	5.000	1/1/2017	20,796,395
1,620,000	New York State Urban Development Corporation
	Revenue Bonds (Syracuse University Center)	6.000	1/1/2009	1,686,371
1,720,000	New York State Urban Development Corporation
	Revenue Bonds (Syracuse University Center)	6.000	1/1/2010	1,819,210
8,940,000	New York, New York City Municipal Transitional
	Finance Authority Revenue Bonds (Series A) >	5.500	11/1/2011	9,552,837
2,000,000	New York, New York City Municipal Water and Sewer
	System Revenue Bonds (Series A) (AMBAC Insured) ÷	5.875	6/15/2012	2,207,640
2,540,000	New York, New York City Transitional Finance
	Authority Revenue Bonds	5.375	11/15/2021	2,730,627
13,000,000	New York, New York City Transitional Finance
	Authority Revenue Bonds (Future Tax Secured)
	(Series B) >	5.250	2/1/2011	13,642,460
1,750,000	New York, New York General Obligation Bonds
	(Series A)	5.500	8/1/2022	1,893,518
12,000,000	New York, New York General Obligation Bonds
	(Series B)	5.250	8/1/2017	12,906,120
655,000	New York, New York General Obligation Bonds
	(Series H) (FSA/CR Insured) ÷	5.250	3/15/2016	682,012
5,000,000	New York, New York General Obligation Bonds
	(Series I)	5.000	8/1/2016	5,294,250
5,000,000	New York, New York General Obligation Bonds
	(Series I-1)	5.000	4/1/2023	5,273,950
630,000	Triborough, New York Bridge and Tunnel Authority
	Revenue Bonds (Series Q) ÷	6.750	1/1/2009	653,474

	Total New York			110,412,264

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

117

Municipal Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.1%)	Rate	Date	Value

North Carolina (1.8%)
$1,475,000	North Carolina Eastern Municipal Power Agency
	Power System Prerefunded Revenue Bonds (Series A) ÷	6.000%	1/1/2026	$1,800,046
4,000,000	North Carolina Eastern Municipal Power Agency
	Power System Revenue Bonds	5.375	1/1/2017	4,245,560
2,375,000	North Carolina Eastern Municipal Power Agency
	Power System Revenue Bonds (Series B)	5.500	1/1/2021	2,393,691
5,000,000	North Carolina Eastern Municipal Power Agency
	Power System Revenue Bonds (Series D)	5.500	1/1/2014	5,401,500
2,000,000	North Carolina Eastern Municipal Power Agency
	Power System Revenue Bonds (Series D)	6.750	1/1/2026	2,170,060
250,000	North Carolina Municipal Power Agency #1 Catawba
	Electric Revenue Bonds (Series B)	6.500	1/1/2009	261,720
610,000	North Carolina Municipal Power Agency #1 Catawba
	Electric Revenue Bonds (Series B)	6.375	1/1/2013	655,299
4,000,000	North Carolina Municipal Power Agency #1 Catawba
	Electric Revenue Bonds (Series B) (MBIA Insured)	6.000	1/1/2011	4,313,440
1,000,000	Wake County, North Carolina Industrial, Facilities,
	and Pollution Control Revenue Bonds (Carolina
	Power and Light Company Project)	5.375	2/1/2017	1,056,810

	Total North Carolina			22,298,126

North Dakota (1.0%)
3,500,000	Grand Forks, North Dakota Health Care System
	Revenue Bonds (Altru Health Systems Group)	7.125	8/15/2024	3,849,300
1,340,000	North Dakota State Water Commission Revenue
	Bonds (Southwest Pipeline) (Series A)
	(AMBAC Insured)	5.750	7/1/2027	1,350,546
2,945,000	South Central Regional Water District, North Dakota
	Utility System Revenue Bonds (Northern Burleigh
	County) (Series A)	5.650	10/1/2029	3,099,730
3,250,000	Ward County, North Dakota Health Care Facilities
	Revenue Bonds (Trinity Medical Center) (Series B)	6.250	7/1/2021	3,326,050

	Total North Dakota			11,625,626

Ohio (2.3%)
875,000	Akron, Ohio Economic Development Revenue Bonds
	(MBIA Insured)	6.000	12/1/2012	972,711
1,700,000	Cincinnati, Ohio General Obligation Bonds	5.375	12/1/2019	1,802,391
2,000,000	Lorain County, Ohio Hospital Revenue Bonds
	(Catholic Healthcare Partners)	5.400	10/1/2021	2,116,020
2,000,000	Lucas County, Ohio Health Care Facilities Revenue
	Bonds (Sunset Retirement) (Series A)	6.550	8/15/2024	2,142,680
2,000,000	Montgomery County, Ohio Hospital Revenue Bonds
	(Kettering Medical Center) ÷	6.750	4/1/2018	2,191,520
2,500,000	Montgomery County, Ohio Hospital Revenue Bonds
	(Kettering Medical Center) ÷	6.750	4/1/2022	2,739,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

118

Municipal Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.1%)	Rate	Date	Value

Ohio — continued
$2,000,000	Ohio State Higher Education Faculty Revenue Bonds
	(Case Western Reserve University)	6.500%	10/1/2020	$2,419,400
4,000,000	Ohio State Infrastructure Improvement Revenue
	Bonds (Series B) ÷	5.250	3/1/2014	4,261,360
2,000,000	Ohio State Turnpike Commission Turnpike Revenue
	Bonds (Series A) (FGIC Insured)	5.500	2/15/2024	2,313,720
750,000	Port of Greater Cincinnati Development Authority
	Revenue Bonds	5.000	10/1/2025	780,255
1,610,000	Reynoldsburg, Ohio City School District (FSA Insured)	5.000	12/1/2028	1,696,119
2,115,000	University of Akron, Ohio General Receipts Revenue
	Bonds (FGIC Insured) ÷	5.500	1/1/2020	2,234,899
2,545,000	University of Cincinnati, Ohio General Receipts
	Revenue Bonds (Series D) (AMBAC insured)	5.000	6/1/2016	2,713,352

	Total Ohio			28,383,827

Oklahoma (0.7%)
2,020,000	Bass, Oklahoma Memorial Baptist Hospital
	Authority Hospital Revenue Bonds (Bass Memorial
	Hospital Project) ÷	8.350	5/1/2009	2,127,525
1,040,000	Oklahoma Development Finance Authority Hospital
	Revenue Bonds (Unity Health Center Project)	5.000	10/1/2011	1,077,014
150,000	Oklahoma Housing Finance Agency Single Family
	Mortgage Revenue Bonds (Series C-2) (Subject to ‘AMT’)	7.550	9/1/2028	153,468
210,000	Oklahoma Housing Finance Agency Single Family
	Mortgage Revenue Bonds (Series D-2) (GNMA/FNMA
	Insured) (Subject to ‘AMT’)	7.100	9/1/2028	214,931
1,500,000	Oklahoma State Municipal Power Authority Revenue
	Bonds (Series B) (MBIA Insured)	5.875	1/1/2012	1,596,525
2,900,000	Payne County, Oklahoma Economic Development
	Authority Student Housing Revenue Bonds
	(Collegiate Housing Foundation) (Series A) ÷	6.375	6/1/2030	3,175,529

	Total Oklahoma			8,344,992

Pennsylvania (2.2%)
945,000	Allegheny County, Pennsylvania Redevelopment
	Authority Tax Increment Tax Allocation Bonds
	(Waterfront Project) (Series B)	6.000	12/15/2010	978,415
2,045,000	Allegheny County, Pennsylvania Redevelopment
	Authority Tax Increment Tax Allocation Bonds
	(Waterfront Project) (Series C)	6.550	12/15/2017	2,218,989
2,575,000	Allegheny County, Pennsylvania Sanitation Authority
	Sewer Interest Compensatory Revenue Bonds
	(Series A) (FGIC Insured)	Zero Coupon	6/1/2008	2,450,602
2,780,000	Carbon County, Pennsylvania Industrial
	Development Authority Revenue Bonds (Panther
	Creek Partners Project) (Subject to ‘AMT’)	6.650	5/1/2010	2,878,273

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

119

Municipal Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.1%)	Rate	Date	Value

Pennsylvania — continued
$2,000,000	Cornwall Lebanon, Pennsylvania School District
	Capital Appreciation General Obligation Bonds
	(FSA Insured)	Zero Coupon	3/15/2016	$1,362,180
1,520,000	Cornwall Lebanon, Pennsylvania School District
	Capital Appreciation General Obligation Bonds
	(FSA Insured)	Zero Coupon	3/15/2017	986,647
2,750,000	Cumberland County, Pennsylvania Municipal
	Authority Revenue Bonds (Diakon Lutheran Ministries)	5.000%	1/1/2027	2,829,502
2,000,000	Cumberland County, Pennsylvania Municipal
	Authority Revenue Bonds (Diakon Lutheran Ministries)	5.000	1/1/2036	2,045,340
2,000,000	Lancaster County, Pennsylvania Hospital Authority
	Revenue Bonds ÷	5.500	3/15/2026	2,197,040
3,170,000	Millcreek Township, Pennsylvania School District
	General Obligation Bonds (FGIC Insured) ÷	Zero Coupon	8/15/2009	2,877,980
435,000	Montgomery County, Pennsylvania Higher
	Education and Health Authority Revenue Bonds
	(Foulkeways at Gwynedd Project) ÷	6.750	11/15/2024	472,293
1,880,000	Montgomery County, Pennsylvania Higher Education
	and Health Authority Revenue Bonds (Foulkeways at
	Gwynedd Project) ÷	6.750	11/15/2030	2,041,172
2,000,000	Philadelphia, Pennsylvania Authority for Industrial
	Development Revenue Bonds (Please Touch
	Museum Project)	5.250	9/1/2026	2,107,360
1,000,000	York County, Pennsylvania Solid Waste & Refuse
	Authority Solid Waste System Revenue Bonds
	(FGIC Insured)	5.500	12/1/2012	1,085,810

	Total Pennsylvania			26,531,603

Puerto Rico (0.4%)
4,955,000	Puerto Rico Industrial Tourist Educational Medical
	and Environmental Central Facilities Revenue Bonds
	(AES Cogen Facilities Project) (Subject to ‘AMT’)	6.625	6/1/2026	5,387,671

	Total Puerto Rico			5,387,671

South Carolina (1.6%)
1,000,000	Greenwood County, South Carolina Hospital
	Revenue Bonds (Self Memorial Hospital)	5.500	10/1/2026	1,051,370
4,000,000	Piedmont, South Carolina Municipal Power Agency
	Electric Revenue Bonds (FGIC Insured)	6.250	1/1/2021	4,880,560
5,000,000	Piedmont, South Carolina Municipal Power Agency
	Electric Revenue Bonds (FGIC Insured)	5.000	1/1/2022	5,023,400
605,000	South Carolina Jobs Economic Development Authority
	Hospital Facilities Prerefunded Revenue Bonds
	(Palmetto Health Alliance) (Series C) ÷	6.875	8/1/2027	707,306

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

120

Municipal Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.1%)	Rate	Date	Value

South Carolina — continued
$4,895,000	South Carolina Jobs Economic Development Authority
	Hospital Facilities Prerefunded Revenue Bonds
	(Palmetto Health Alliance) (Series C) ÷	6.875%	8/1/2027	$5,722,744
2,000,000	Spartanburg, South Carolina Waterworks Revenue
	Bonds (FGIC Insured) ÷	5.250	6/1/2028	2,145,400

	Total South Carolina			19,530,780

South Dakota (0.7%)
5,000,000	South Dakota Educational Enhancement Funding
	Corporation Tobacco Settlement Revenue Bonds
	(Series B)	6.500	6/1/2032	5,471,600
1,170,000	South Dakota State Health and Educational Facilities
	Authority Revenue Bonds (Prairie Lakes Health Care
	System, Inc.)	5.625	4/1/2032	1,218,941
2,000,000	South Dakota State Health and Educational Facilities
	Authority Revenue Bonds (Prairie Lakes Health Care
	System, Inc.) (ACA/CBI Insured)	5.650	4/1/2022	2,055,580

	Total South Dakota			8,746,121

Tennessee (1.5%)
2,000,000	Carter County, Tennessee Industrial Development
	Board Revenue Bonds	4.150	10/1/2007	2,002,600
2,000,000	Memphis-Shelby County, Tennessee Airport Authority
	Special Facilities and Project Revenue Bonds (Federal
	Express Corporation)	5.350	9/1/2012	2,122,320
4,500,000	Memphis-Shelby County, Tennessee Airport Authority
	Special Facilities Revenue Bonds (Federal
	Express Corporation)	5.050	9/1/2012	4,704,075
4,155,000	Metropolitan Government, Nashville and Davidson
	County, Tennessee Industrial Development Board
	Revenue Bonds (Series A) (GNMA Insured)	6.625	3/20/2036	4,574,240
5,000,000	Shelby County, Tennessee Health Educational and
	Housing Facilities Board Revenue Bonds (St. Jude
	Children’s Research Project) ÷	5.375	7/1/2024	5,269,400

	Total Tennessee			18,672,635

Texas (9.5%)
7,000,000	Alliance Airport Authority Income Texas Facilities
	Revenue Bonds	4.850	4/1/2021	7,077,000
2,000,000	Amarillo, Texas Health Facilities Corporation Revenue
	Bonds (Baptist St. Anthony’s Hospital Corporation)
	(FSA Insured)	5.500	1/1/2017	2,219,100
750,000	Arlington, Texas General Obligation Bonds ÷	5.375	8/15/2016	789,150
1,055,000	Arlington, Texas General Obligation Bonds ÷	5.500	8/15/2019	1,114,396

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

121

Municipal Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.1%)	Rate	Date	Value

Texas — continued
$2,165,000	Arlington, Texas Independent School District Capital
	Appreciation Refunding General Obligation Bonds
	(PSF/GTD Insured)	Zero Coupon	2/15/2009	$2,002,690
2,500,000	Austin, Texas Higher Education Authority, Inc.
	University Revenue Bonds (St. Edwards
	University Project)	5.750%	8/1/2031	2,592,500
2,250,000	Austin, Texas Utility System Revenue Bonds
	(FGIC Insured)	6.000	11/15/2013	2,462,490
7,000,000	Austin, Texas Utility System Revenue Capital
	Appreciation Refunding Bonds (Financial Services
	Department) (Series A) (MBIA Insured)	Zero Coupon	11/15/2008	6,548,010
8,100,000	Austin, Texas Utility System Revenue Capital
	Appreciation Refunding Bonds (Financial Services
	Department) (Series A) (MBIA Insured)	Zero Coupon	11/15/2009	7,260,111
1,930,000	Bexar County, Texas Housing Finance Corporation
	Multi-Family Housing Revenue Bonds (Dymaxion and
	Marrach Park Apartments) (Series A) (MBIA Insured)	6.000	8/1/2023	2,039,489
1,720,000	Bexar County, Texas Housing Finance Corporation
	Multi-Family Housing Revenue Bonds (Pan American
	Apartments) (Series A-1) (GNMA Insured)	7.000	3/20/2031	1,925,110
1,000,000	Bluebonnet Trails Community Mental Health and
	Mental Retardation Revenue Bonds	6.125	12/1/2016	1,045,850
3,950,000	Colorado River, Texas Municipal Water District
	Revenue Bonds (MBIA Insured)	5.000	1/1/2014	3,970,382
500,000	Corpus Christi, Texas General Obligation Bonds
	(Series A) (FSA Insured)	5.000	3/1/2012	526,720
1,000,000	Dallas-Fort Worth, Texas International Airport
	Revenue Bonds (Series A) (MBIA Insured)
	(Subject to ‘AMT’)	5.500	11/1/2016	1,068,240
500,000	Dallas-Fort Worth, Texas International Airport
	Revenue Bonds (Series A) (Subject to ‘AMT’)	5.500	11/1/2017	533,860
1,375,000	Deer Park, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured)	5.000	2/15/2013	1,457,802
2,285,000	Denton, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured)	6.250	2/15/2009	2,394,154
3,210,000	Denton, Texas Utility System Revenue Bonds
	(Series A) (FSA Insured)	5.250	12/1/2015	3,435,310
1,445,000	Frisco, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured)	6.250	8/15/2017	1,556,872
3,755,000	Gulf Coast Waste Disposal Authority, Texas Pollution
	Control Revenue Bonds	3.660	10/1/2024	3,755,000
7,000,000	Harris County, Houston, Texas General Obligation
	Bonds (MBIA Insured)	Zero Coupon	8/15/2024	3,208,800
2,000,000	Harris County, Texas Health Facilities Development
	Authority Hospital Revenue Bonds (Memorial
	Hermann Healthcare Project) (Series A) ÷	6.375	6/1/2029	2,216,980

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

122

Municipal Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.1%)	Rate	Date	Value

Texas — continued
$2,000,000	Houston, Texas Airport System Revenue Bonds
	(Series A) (FSA Insured) (Subject to ‘AMT’)	5.625%	7/1/2030	$2,083,040
5,000,000	Houston, Texas Water and Sewer System Revenue
	Bonds (Series A) (FSA Insured) ÷	5.750	12/1/2032	6,159,600
5,315,000	Lewisville, Texas Independent School District
	General Obligation Bonds (PSF/GTD Insured)	Zero Coupon	8/15/2019	3,084,879
1,000,000	Lower Colorado River Authority, Texas Revenue
	Unrefunded Balance Revenue Bonds (Series A)	5.875	5/15/2015	1,052,860
370,000	Mesquite, Texas Independent School District General
	Obligation Bonds (Series A) (PSF/GTD Insured)	6.000	2/15/2020	378,162
2,600,000	North Texas Health Facilities Development
	Corporation Hospital Revenue Bonds (United
	Regional Healthcare System, Inc.)	6.000	9/1/2023	2,807,402
420,000	Nueces County, Texas Housing Finance Corporation
	Multi-Family Housing Revenue Bonds (Dolphins
	Landing Apartments Project) (Series A)	6.250	7/1/2010	424,826
1,000,000	Ridge Parc Development Corporation, Texas
	Multifamily Revenue Bonds (GNMA Insured)	6.100	6/20/2033	1,103,430
2,795,000	Ridge Parc Development Corporation, Texas
	Multifamily Revenue Bonds (GNMA Insured)	6.150	11/20/2041	3,052,224
425,000	San Antonio, Texas General Obligation Bonds
	(General Improvements)	5.250	2/1/2014	447,126
940,000	San Antonio, Texas General Obligation Bonds
	(General Improvements) ÷	5.250	2/1/2014	990,365
1,000,000	San Antonio, Texas Water Revenue Bonds
	(FSA Insured)	5.500	5/15/2018	1,081,540
1,000,000	San Antonio, Texas Water Revenue Bonds
	(FSA Insured)	5.500	5/15/2019	1,080,050
1,000,000	San Antonio, Texas Water Revenue Bonds
	(FSA Insured)	5.500	5/15/2020	1,079,060
85,000	South San Antonio, Texas Independent School
	District General Obligation Bonds (PSF/GTD Insured)	6.000	8/15/2017	89,486
1,095,000	South San Antonio, Texas Independent School
	District General Obligation Bonds (PSF/GTD Insured) ÷	6.000	8/15/2017	1,154,152
1,160,000	South San Antonio, Texas Independent School
	District General Obligation Bonds (PSF/GTD Insured) ÷	6.000	8/15/2018	1,222,663
90,000	South San Antonio, Texas Independent School
	District General Obligation Bonds (PSF/GTD Insured)	6.000	8/15/2018	94,728
95,000	South San Antonio, Texas Independent School
	District General Obligation Bonds (PSF/GTD Insured)	6.000	8/15/2019	99,968
1,180,000	South San Antonio, Texas Independent School
	District General Obligation Bonds (PSF/GTD Insured) ÷	6.000	8/15/2019	1,243,744
11,615,000	Southeast Texas Housing Finance Corporation
	Revenue Bonds (MBIA Insured) ÷	Zero Coupon	9/1/2017	7,323,838
1,410,000	Tarrant County, Texas College District General
	Obligation Bonds	5.375	2/15/2013	1,522,321

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

123

Municipal Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.1%)	Rate	Date	Value

Texas — continued
$4,315,000	Texas State Veterans Land Board General
	Obligation Bonds ÷	0.050%	7/1/2010	$3,773,554
1,000,000	Texas State Water Development Board Revenue Bonds
	(State Revolving) (Series A)	5.250	7/15/2017	1,000,740
2,000,000	Travis County, Texas Health Facilities Development
	Corporation Revenue Bonds (Ascension Health Credit)
	(Series A) (MBIA Insured) ÷	6.250	11/15/2017	2,146,440
315,000	Westlake, Texas General Obligation Bonds	6.500	5/1/2013	347,650
350,000	Westlake, Texas General Obligation Bonds	6.500	5/1/2015	388,020
335,000	Westlake, Texas General Obligation Bonds	6.500	5/1/2017	373,130
1,650,000	Westlake, Texas General Obligation Bonds	5.750	5/1/2024	1,777,149
2,000,000	Westlake, Texas General Obligation Bonds	5.800	5/1/2032	2,151,280
430,000	Wylie, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured)	6.875	8/15/2014	483,002
745,000	Wylie, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured) ÷	6.875	8/15/2014	836,493
3,280,000	Wylie, Texas Independent School District Unrefunded
	General Obligation Bonds (PSF/GTD Insured)	7.000	8/15/2024	3,686,687

	Total Texas			115,739,625

Utah (0.3%)
3,345,000	Intermountain Power Agency, Utah Power Supply
	Revenue Bonds (Series B) (MBIA Insured)	5.750	7/1/2019	3,437,757

	Total Utah			3,437,757

Vermont (0.2%)
2,500,000	Vermont Educational and Health Buildings Financing
	Agency Revenue Bonds (Norwich University Project) ÷	5.500	7/1/2021	2,584,025

	Total Vermont			2,584,025

Virginia (0.8%)
2,500,000	Fairfax County, Virginia Industrial Development
	Authority Revenue Bonds (Inova Health
	Systems Project)	5.250	8/15/2019	2,690,725
3,625,000	Fairfax County, Virginia Water Authority Water
	Revenue Bonds	5.000	4/1/2021	3,976,879
3,240,000	Tobacco Settlement Authority, Virginia Tobacco
	Settlement Revenue Bonds	5.250	6/1/2019	3,394,937

	Total Virginia			10,062,541

Washington (4.9%)
1,000,000	Energy Northwest, Washington Electric Revenue
	Bonds (Columbia Generating) (Series A)
	(MBIA Insured)	5.750	7/1/2018	1,086,300
6,000,000	Franklin County, Washington School District Bonds
	(MBIA Insured)	5.250	12/1/2022	6,510,420

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

124

Municipal Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.1%)	Rate	Date	Value

Washington — continued
$10,000,000	King County, Washington Sewer Revenue Bonds
	(Series B) (FSA Insured)	5.500%	1/1/2013	$10,716,900
8,525,000	Tobacco Settlement Authority, Washington Tobacco
	Settlement Revenue Bonds	6.500	6/1/2026	9,359,171
5,620,000	Washington State Economic Development Finance
	Authority Lease Revenue Bonds (MBIA Insured)	5.000	6/1/2030	5,884,927
2,955,000	Washington State General Obligation Bonds
	(Series 93A)	5.750	10/1/2012	3,119,475
45,000	Washington State General Obligation Bonds
	(Series 93A) ÷	5.750	10/1/2012	47,569
1,500,000	Washington State General Obligation Bonds
	(Series A and AT-6)	6.250	2/1/2011	1,566,840
5,000,000	Washington State General Obligation Bonds
	(Series A)	6.750	2/1/2015	5,671,700
5,000,000	Washington State General Obligation Bonds
	(Series A) (FSA Insured)	5.000	7/1/2021	5,344,050
2,500,000	Washington State General Obligation Bonds
	(Series B and AT-7)	6.250	6/1/2010	2,687,700
2,000,000	Washington State General Obligation Bonds
	(Series B and AT-7)	6.000	6/1/2012	2,204,020
1,000,000	Washington State Health Care Facilities Authority
	Revenue Bonds (Series A)	5.000	12/1/2030	1,039,280
2,000,000	Washington State Health Care Facilities Authority
	Revenue Bonds (Swedish Health Services)
	(AMBAC Insured)	5.125	11/15/2018	2,060,580
1,000,000	Washington State Higher Education Facilities
	Authority Revenue Bonds (Whitman College) ÷	5.875	10/1/2029	1,054,220
1,000,000	Washington State Housing Finance Commission
	Nonprofit Housing Revenue Bonds (Crista Ministries
	Projects) (Series A)	5.350	7/1/2014	1,011,950

	Total Washington			59,365,102

West Virginia (0.3%)
3,465,000	West Virginia State Water Development Authority
	Revenue Bonds (Series B-II) (FGIC Insured)	5.000	11/1/2033	3,645,076

	Total West Virginia			3,645,076

Wisconsin (1.2%)
1,500,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Aurora Health Care)
	(Series B)	5.500	2/15/2015	1,549,815
1,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Eagle River Memorial
	Hospital, Inc. Project)	5.750	8/15/2020	1,064,030

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

125

Municipal Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (99.1%)	Rate	Date	Value

Wisconsin — continued
$1,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Franciscan Sisters
	Christian) (Series A)	5.500%	2/15/2018	$1,019,880
2,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Marshfield Clinic)
	(Series B)	6.000	2/15/2025	2,138,260
2,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Watertown Memorial
	Hospital, Inc.)	5.500	8/15/2029	2,113,420
6,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Wheaton Franciscan Services) ÷	5.750	8/15/2025	6,574,680

	Total Wisconsin			14,460,085

Wyoming (0.5%)
5,825,000	Wyoming State Farm Loan Board Capital
	Facilities Revenue Bonds	5.750	10/1/2020	6,384,899

	Total Wyoming			6,384,899

	Total Long-Term Fixed Income (cost $1,123,762,505)			1,201,394,265

	Total Investments (cost $1,123,762,505) 99.1%			$1,201,394,265

	Other Assets and Liabilities, Net 0.9%			11,294,332

	Total Net Assets 100.0%			$1,212,688,597

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

÷ Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principals and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$78,394,002
Gross unrealized depreciation	(762,242)

Net unrealized appreciation (depreciation)	$77,631,760
Cost for federal income tax purposes	$1,123,762,505

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

126

Income Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.0%)	Rate	Date	Value

Asset-Backed Securities (9.7%)
$3,245,566	Bear Stearns Mortgage Funding Trust †	5.460%	2/25/2007	$3,245,553
7,000,000	Chase Funding Issuance Trust †~	5.310	2/15/2007	7,004,529
467,302	Countrywide Asset-Backed Certificates	3.903	1/25/2031	465,289
5,000,000	Countrywide Asset-Backed Certificates ~	5.549	4/25/2036	4,978,710
3,000,000	Credit Based Asset Servicing and Securitization, LLC †~	5.430	2/25/2007	3,000,312
6,000,000	DaimlerChrysler Master Owner Trust ±†	5.370	2/15/2007	6,002,100
3,000,000	First Franklin Mortgage Loan Asset-Backed Certificates †‡	5.410	2/25/2007	3,000,363
2,379,129	First Horizon ABS Trust †	5.480	2/25/2007	2,379,117
5,000,000	Ford Credit Floor Plan Master Owner Trust †‡	5.500	2/15/2007	5,003,715
1,130,118	Fremont Home Loan Trust †	5.480	2/25/2007	1,130,244
6,000,000	GE Dealer Floorplan Master Note Trust ±†	5.360	2/20/2007	6,002,850
3,000,000	GMAC Mortgage Corporation Loan Trust †‡	5.390	2/25/2007	3,002,812
6,000,000	GMAC Mortgage Corporation Loan Trust ±†	5.410	2/25/2007	6,000,654
4,117,476	GMAC Mortgage Corporation Loan Trust †	5.420	2/25/2007	4,117,723
2,386,945	Household Automotive Trust	5.400	6/17/2009	2,386,950
5,660,492	IndyMac Seconds Asset-Backed Trust †	5.490	2/25/2007	5,660,463
417,350	Option One Mortgage Loan Trust †	5.480	2/25/2007	417,454
728,458	Popular ABS Mortgage Pass-Through Trust †	5.430	2/25/2007	728,456
2,095,200	Residential Asset Mortgage Products, Inc. †	5.430	2/25/2007	2,095,473

	Total Asset-Backed Securities			66,622,767

Basic Materials (2.1%)
2,970,000	Alcan, Inc. ±	5.000	6/1/2015	2,816,528
1,200,000	Crystal US Holdings 3, LLC/Crystal US
	Sub 3 Corporation ±>	Zero Coupon	10/1/2009	1,044,000
3,500,000	Glencore Funding, LLC ~	6.000	4/15/2014	3,389,334
2,980,000	Lubrizol Corporation ~	5.500	10/1/2014	2,889,342
2,000,000	Lyondell Chemical Company ~	8.000	9/15/2014	2,080,000
2,000,000	Precision Castparts Corporation ±	5.600	12/15/2013	1,984,430

	Total Basic Materials			14,203,634

Capital Goods (2.3%)
2,500,000	Boeing Capital Corporation *~	6.500	2/15/2012	2,628,552
1,600,000	CRH America, Inc. ‡	6.000	9/30/2016	1,614,978
2,219,000	Goodrich Corporation ~	6.800	7/1/2036	2,375,863
2,020,000	Lockheed Martin Corporation ±	6.150	9/1/2036	2,107,569
3,250,000	Oakmont Asset Trust	4.514	12/22/2008	3,168,630
1,200,000	Owens Corning, Inc.	7.000	12/1/2036	1,214,777
2,720,052	Systems 2001 Asset Trust, LLC	6.664	9/15/2013	2,833,723

	Total Capital Goods			15,944,092

Commercial Mortgage-Backed Securities (14.9%)
6,000,000	Banc of America Commercial Mortgage, Inc. ±~	5.001	9/10/2010	5,918,058
3,250,000	Banc of America Commercial Mortgage, Inc. ±	4.037	11/10/2039	3,126,838
196,783	Banc of America Commercial Mortgage, Inc.	3.366	7/11/2043	195,700
2,000,000	Banc of America Commercial Mortgage, Inc. ±~	5.118	7/11/2043	1,973,768

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

127

Income Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.0%)	Rate	Date	Value

Commercial Mortgage-Backed Securities — continued
$6,971,860	Banc of America Mortgage Securities, Inc.	4.810%	9/25/2035	$6,855,332
3,000,000	Citigroup Mortgage Loan Trust, Inc. ‡	5.536	3/25/2036	2,985,786
919,734	Commercial Mortgage Pass-Through Certificates †	5.420	2/15/2007	919,741
4,000,000	Commercial Mortgage Pass-Through Certificates †~	5.450	2/15/2007	3,999,976
6,500,000	Crown Castle International Corporation ±	5.245	11/15/2036	6,443,756
6,000,000	Greenwich Capital Commercial Funding Corporation ~	5.912	7/10/2038	6,195,036
2,980,774	HomeBanc Mortgage Trust	6.039	4/25/2037	3,002,420
2,750,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ~	4.302	1/15/2038	2,633,208
5,998,127	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	5.284	5/15/2047	5,956,757
6,000,000	J.P. Morgan Mortgage Trust ‡^	5.012	7/25/2035	5,932,028
3,656,623	Lehman Brothers “CALSTRS” Mortgage Trust ±	3.988	11/20/2012	3,612,458
4,724,447	Merrill Lynch Mortgage Investors, Inc.	4.877	6/25/2035	4,667,933
10,000,000	Merrill Lynch Mortgage Trust ~	4.747	5/12/2043	9,498,980
5,500,000	Merrill Lynch Mortgage Trust ±	5.264	1/12/2044	5,420,965
4,670,010	Thornburg Mortgage Securities Trust †	5.410	2/25/2007	4,657,485
4,563,948	Wachovia Bank Commercial Mortgage Loan Trust	5.581	5/20/2036	4,565,838
2,435,449	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	2,344,261
3,354,963	Washington Mutual Mortgage Pass-Through Certificates †	5.610	2/25/2007	3,359,130
3,746,486	Washington Mutual Mortgage Pass-Through Certificates	4.835	9/25/2035	3,691,761
4,767,727	Zuni Mortgage Loan Trust †	5.450	2/25/2007	4,761,848

	Total Commercial Mortgage-Backed Securities			102,719,063

Communications Services (7.4%)
890,000	AT&T Corporation ~	8.000	11/15/2031	1,103,868
4,000,000	British Telecom plc ±	8.375	12/15/2010	4,455,828
845,000	British Telecom plc ~	8.875	12/15/2030	1,157,981
1,330,000	Comcast Corporation ±	5.900	3/15/2016	1,335,106
3,520,000	Comcast Corporation ‡~	5.875	2/15/2018	3,503,287
4,000,000	Cox Communications, Inc. ‡	4.625	6/1/2013	3,778,840
845,000	Cox Communications, Inc. ‡	5.450	12/15/2014	825,954
240,000	Cox Communications, Inc. ‡	6.450	12/1/2036	238,713
1,200,000	Embarq Corporation ‡	7.082	6/1/2016	1,219,282
3,300,000	Intelsat Intermediate, Inc. >‡	Zero Coupon	2/1/2010	2,673,000
2,500,000	New Cingular Wireless Services, Inc. ±‡~	8.125	5/1/2012	2,798,730
765,000	New Cingular Wireless Services, Inc. ±‡	8.750	3/1/2031	989,294
1,350,000	News America, Inc. ±	6.400	12/15/2035	1,344,578
3,260,000	Nextel Communications, Inc. ±	7.375	8/1/2015	3,341,027
1,650,000	Nextel Partners, Inc.	8.125	7/1/2011	1,718,262
3,200,000	Qwest Corporation	8.875	3/15/2012	3,552,000
2,960,000	Rogers Cable, Inc.	5.500	3/15/2014	2,830,615
2,200,000	Rogers Cable, Inc.	6.750	3/15/2015	2,258,980
320,000	Rogers Cable, Inc.	8.750	5/1/2032	393,600
2,000,000	Rogers Wireless Communications, Inc.	6.375	3/1/2014	2,002,500
1,460,000	Sprint Nextel Corporation	6.000	12/1/2016	1,419,394

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

128

Income Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.0%)	Rate	Date	Value

Communications Services — continued
$2,000,000	Telecom Italia Capital SA ±	5.250%	11/15/2013	$1,901,890
1,750,000	Telecom Italia Capital SA	5.250	10/1/2015	1,623,825
1,150,000	Time Warner Entertainment Company, LP	8.375	3/15/2023	1,351,133
3,000,000	Verizon Communications, Inc. ±	5.550	2/15/2016	2,965,611

	Total Communications Services			50,783,298

Consumer Cyclical (4.4%)
2,030,000	CVS Corporation ‡	5.750	8/15/2011	2,050,866
3,000,000	DaimlerChrysler North American Holdings Corporation ~	5.750	9/8/2011	2,990,265
1,850,000	Ford Motor Credit Company ~	6.625	6/16/2008	1,848,973
1,400,000	Ford Motor Credit Company ~	8.000	12/15/2016	1,374,617
625,000	General Motors Corporation *	8.250	7/15/2023	592,188
2,155,000	JC Penney & Company, Inc.	7.950	4/1/2017	2,423,675
2,000,000	Marriott International, Inc. ~	7.000	1/15/2008	2,019,558
2,800,000	May Department Stores Company ±	4.800	7/15/2009	2,751,034
1,700,000	May Department Stores Company *±	5.750	7/15/2014	1,663,756
2,650,000	Nissan Motor Acceptance Corporation	5.625	3/14/2011	2,639,652
2,000,000	Royal Caribbean Cruises, Ltd. *	7.250	6/15/2016	2,051,044
2,939,937	SLM Private Credit Student Loan Trust †	5.370	3/15/2007	2,937,937
1,115,000	Time Warner, Inc.	6.500	11/15/2036	1,109,765
1,400,000	Viacom, Inc.	5.750	4/30/2011	1,401,523
1,540,000	Walt Disney Company ‡	5.625	9/15/2016	1,551,829
800,000	Yum! Brands, Inc.	6.250	4/15/2016	812,196

	Total Consumer Cyclical			30,218,878

Consumer Non-Cyclical (3.3%)
3,600,000	Abbott Laboratories ±	5.600	5/15/2011	3,639,161
800,000	AmerisourceBergen Corporation ‡	5.625	9/15/2012	784,450
2,000,000	AmerisourceBergen Corporation ‡~	5.875	9/15/2015	1,926,798
2,215,000	Baxter International, Inc. ±	5.900	9/1/2016	2,258,647
3,000,000	Bunge Limited Finance Corporation ~	5.350	4/15/2014	2,868,228
2,100,000	Fortune Brands, Inc. ~	5.375	1/15/2016	1,979,576
2,075,000	Quest Diagnostic, Inc.	5.450	11/1/2015	1,981,762
2,800,000	Triad Hospitals, Inc.	7.000	5/15/2012	2,870,000
4,025,000	Wyeth ‡~	6.950	3/15/2011	4,256,510

	Total Consumer Non-Cyclical			22,565,132

Energy (2.7%)
1,100,000	Consolidated Natural Gas Company ~	5.000	12/1/2014	1,053,598
3,100,000	Enterprise Products Operating, LP ±‡	5.600	10/15/2014	3,050,350
1,800,000	Magellan Midstream Partners, LP ~	6.450	6/1/2014	1,853,678
1,500,000	Premcor Refining Group, Inc.	6.125	5/1/2011	1,516,236
1,850,000	Premcor Refining Group, Inc.	6.750	5/1/2014	1,903,622
3,375,000	Ras Laffan Liquefied Natural Gas Company, Ltd. II	5.298	9/30/2020	3,194,572
1,100,000	Southern California Gas Company	5.750	11/15/2035	1,083,909
2,400,000	Southern Star Central Corporation	6.750	3/1/2016	2,382,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

129

Income Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.0%)	Rate	Date	Value

Energy — continued
$2,000,000	Transcontinental Gas Pipe Corporation	8.875%	7/15/2012	$2,255,000
600,000	Transcontinental Gas Pipe Corporation	6.400	4/15/2016	604,500

	Total Energy			18,897,465

Financials (21.8%)
1,600,000	Ace INA Holdings, Inc. ±	6.700	5/15/2036	1,720,886
1,400,000	American International Group, Inc. ±	6.250	5/1/2036	1,469,236
1,900,000	Archstone-Smith Operating Trust ±	5.625	8/15/2014	1,895,620
2,600,000	AXA SA ±	6.463	12/14/2018	2,538,762
1,590,000	BAC Capital Trust XI ~	6.625	5/23/2036	1,695,182
1,500,000	Barnett Capital I	8.060	12/1/2026	1,563,678
2,100,000	BNP Paribas SA >‡	5.186	6/29/2015	2,006,491
715,000	Capital One Capital III ‡	7.686	8/15/2036	804,686
1,235,000	Capital One Capital IV §	6.745	2/17/2037	1,242,904
1,540,000	Capital One Financial Corporation ‡	5.250	2/21/2017	1,486,972
1,795,000	CIT Group, Inc. ‡	5.850	9/15/2016	1,810,494
1,100,000	CIT Group, Inc.	6.100	3/15/2067	1,097,125
1,000,000	Corestates Capital Trust I ‡	8.000	12/15/2026	1,040,343
1,200,000	Coventry Health Care, Inc. ~	5.875	1/15/2012	1,189,678
1,000,000	Coventry Health Care, Inc. ~	6.125	1/15/2015	993,390
4,000,000	Credit Suisse USA, Inc. ±	5.250	3/2/2011	3,993,216
2,800,000	Endurance Specialty Holdings, Ltd. ±	6.150	10/15/2015	2,771,485
1,600,000	EOP Operating, LP *	4.650	10/1/2010	1,576,678
2,800,000	EOP Operating, LP	5.875	1/15/2013	2,888,208
1,500,000	ERP Operating, LP ±~	5.125	3/15/2016	1,448,400
1,625,000	General Electric Capital Corporation ‡	5.720	8/22/2011	1,629,410
3,200,000	General Electric Capital Corporation ‡	4.375	3/3/2012	3,063,632
7,985,000	General Motors Acceptance Corporation ±~	6.875	9/15/2011	8,103,713
565,000	General Motors Acceptance Corporation	8.000	11/1/2031	635,969
4,600,000	General Motors Acceptance Corporation, LLC ~	6.000	12/15/2011	4,532,348
2,800,000	Genworth Financial, Inc. > ±	6.150	11/15/2016	2,788,713
3,500,000	Goldman Sachs Group, Inc. ±	5.125	1/15/2015	3,389,414
2,500,000	HSBC Capital Funding, LP/Jersey Channel Islands ±	9.547	6/30/2010	2,800,162
815,000	HSBC Holdings plc ‡	6.500	5/2/2036	869,588
2,095,000	International Lease Finance Corporation *	5.750	6/15/2011	2,125,005
2,970,000	iStar Financial, Inc. ~	5.950	10/15/2013	2,965,661
2,940,000	J.P. Morgan Chase Bank NA ~	5.875	6/13/2016	3,001,520
1,830,000	Liberty Property, LP ~	5.500	12/15/2016	1,790,106
1,920,000	Lincoln National Corporation >	7.000	5/17/2016	2,030,550
2,000,000	Marsh & McLennan Companies, Inc. ~	5.750	9/15/2015	1,965,292
1,500,000	Merrill Lynch & Company, Inc. ±	6.050	5/16/2016	1,540,224
850,000	Merrill Lynch & Company, Inc.	6.110	1/29/2037	839,631
4,975,000	Mitsubishi UFG Capital Finance, Ltd.	6.346	7/25/2016	5,017,730
2,080,000	Montpelier Re Holdings, Ltd.	6.125	8/15/2013	2,021,155
2,000,000	Monumental Global Funding II	4.625	3/15/2010	1,954,900
1,600,000	Morgan Stanley	3.875	1/15/2009	1,559,070

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

130

Income Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.0%)	Rate	Date	Value

Financials — continued
$2,280,000	Morgan Stanley *	6.250%	8/9/2026	$2,358,092
4,000,000	Preferred Term Securities XXIII, Ltd. †	5.565	3/22/2007	4,000,000
2,050,000	ProLogis	5.500	4/1/2012	2,036,700
1,400,000	ProLogis	5.625	11/15/2015	1,388,443
2,000,000	Protective Life Secured Trust	4.850	8/16/2010	1,970,874
1,500,000	Prudential Financial, Inc.	4.750	6/13/2015	1,404,483
725,000	Prudential Financial, Inc.	5.900	3/17/2036	718,967
725,000	Prudential Financial, Inc.	5.700	12/14/2036	695,863
2,250,000	RBS Capital Trust I	5.512	9/30/2014	2,208,321
3,120,000	Residential Capital Corporation †	6.460	4/17/2007	3,145,774
2,200,000	Residential Capital Corporation †	7.190	4/17/2007	2,208,637
4,340,000	Residential Capital Corporation	6.500	4/17/2013	4,380,323
4,000,000	Resona Bank, Ltd.	5.850	4/15/2016	3,888,248
2,250,000	Simon Property Group, LP ±	4.600	6/15/2010	2,193,160
1,400,000	Simon Property Group, LP	5.375	6/1/2011	1,394,894
1,485,000	Simon Property Group, LP	5.750	12/1/2015	1,499,177
2,340,000	SMFG Preferred Capital GBP 1, Ltd.	6.078	1/25/2017	2,301,905
850,000	St. Paul Companies, Inc.	6.250	6/20/2016	885,591
2,600,000	Swiss RE Capital I, LP *	6.854	5/25/2016	2,721,771
2,000,000	Travelers Property Casualty Corporation	5.000	3/15/2013	1,943,190
2,420,000	Wachovia Bank NA	4.875	2/1/2015	2,315,717
2,225,000	Wachovia Capital Trust III >	5.800	3/15/2011	2,240,339
2,350,000	Wachovia Corporation	5.300	10/15/2011	2,351,086
2,170,000	Washington Mutual Bank FA	5.125	1/15/2015	2,088,408
1,400,000	Washington Mutual Preferred Funding	6.665	12/15/2016	1,420,370
4,000,000	WellPoint, Inc.	5.000	12/15/2014	3,863,568
2,900,000	Willis Group North America, Inc.	5.625	7/15/2015	2,775,016

	Total Financials			150,256,144

Foreign (0.5%)
83,333	Pemex Finance, Ltd.	8.450	2/15/2007	83,373
3,400,000	Pemex Finance, Ltd. ~	9.030	2/15/2011	3,620,796

	Total Foreign			3,704,169

Mortgage-Backed Securities (16.5%)
13,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	5.000	2/1/2037	12,471,875
64,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	5.500	2/1/2037	62,940,034
38,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.000	2/1/2037	38,130,644

	Total Mortgage-Backed Securities			113,542,553

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

131

Income Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.0%)	Rate	Date	Value

Transportation (2.4%)
$1,000,000	FedEx Corporation ‡	3.500%	4/1/2009	$960,464
4,478,050	FedEx Corporation	6.720	1/15/2022	4,759,764
1,750,000	Hertz Corporation ~	8.875	1/1/2014	1,859,375
5,800,000	Northwest Airlines, Inc. =	6.841	4/1/2011	5,792,750
3,341,588	Piper Jaffray Equipment Trust Securities	6.750	4/1/2011	3,324,880

	Total Transportation			16,697,233

U.S. Government (10.0%)
3,250,000	Federal Home Loan Bank ~	5.625	6/13/2016	3,312,946
1,500,000	Federal Home Loan Mortgage Corporation	5.400	2/28/2011	1,499,982
7,500,000	Federal National Mortgage Association ‡	5.300	2/22/2011	7,444,215
1,020,000	U.S. Treasury Bonds *‡	7.625	2/15/2025	1,332,057
12,310,000	U.S. Treasury Bonds *	6.125	8/15/2029	14,177,661
210,000	U.S. Treasury Bonds *	5.375	2/15/2031	221,583
1,250,000	U.S. Treasury Bonds *	4.500	2/15/2036	1,168,360
1,830,000	U.S. Treasury Notes *	4.500	9/30/2011	1,805,123
1,965,000	U.S. Treasury Notes *	4.625	11/15/2016	1,934,603
20,846,280	U.S. Treasury Notes, TIPS *	2.000	7/15/2014	20,272,194
17,000,000	U.S. Treasury Principal Strips *‡	Zero Coupon	11/15/2022	7,675,823
10,250,000	U.S. Treasury Strips *	Zero Coupon	2/15/2013	7,701,573

	Total U.S. Government			68,546,120

Utilities (5.0%)
2,000,000	Baltimore Gas & Electric Company ±	5.900	10/1/2016	2,016,800
1,250,000	Carolina Power & Light, Inc. ±	5.150	4/1/2015	1,211,571
1,640,000	Cincinnati Gas & Electric Company ~	5.700	9/15/2012	1,654,127
2,635,000	Cleveland Electric Illuminating Company ±	7.430	11/1/2009	2,759,014
1,885,000	Commonwealth Edison Company ‡	5.400	12/15/2011	1,867,588
1,000,000	Exelon Corporation ±‡	6.750	5/1/2011	1,042,824
2,000,000	Exelon Corporation ‡	4.900	6/15/2015	1,880,158
1,200,000	Florida Power & Light Company ~	6.200	6/1/2036	1,266,282
1,475,000	MidAmerican Energy Holdings Company	3.500	5/15/2008	1,439,360
1,600,000	MidAmerican Energy Holdings Company	6.125	4/1/2036	1,608,528
4,100,000	NiSource Finance Corporation ±	7.875	11/15/2010	4,415,118
1,500,000	NRG Energy, Inc. ±	7.250	2/1/2014	1,503,750
1,000,000	NRG Energy, Inc. ±	7.375	2/1/2016	1,001,250
1,662,807	Power Contract Financing, LLC ±	6.256	2/1/2010	1,669,126
2,163,834	Power Receivables Finance, LLC	6.290	1/1/2012	2,167,967
790,000	Progress Energy, Inc.	7.000	10/30/2031	876,297
3,200,000	PSEG Power, LLC ~	5.000	4/1/2014	3,065,280
1,360,000	PSI Energy, Inc.	5.000	9/15/2013	1,309,967
1,585,000	Virginia Electric & Power Company	6.000	1/15/2036	1,579,533

	Total Utilities			34,334,540

	Total Long-Term Fixed Income (cost $708,596,054)			709,035,088

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

132

Income Fund
Schedule of Investments as of January 31, 2007 (unaudited)

		Exercise	Expiration
Contracts	Options Purchased (<0.1%)	Price	Date	Value

660	10-Yr. U.S. Treasury Bond Futures	$106	2/23/2007	$92,812
550	10-Yr. U.S. Treasury Bond Futures	108	2/23/2007	34,375

	Total Options Purchased (cost $273,480)			127,187

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (9.7%)	Rate (+)	Date	Value

66,372,286	Thrivent Financial Securities Lending Trust	5.330%	N/A	$66,372,286

	Total Collateral Held for Securities Loaned
	(cost $66,372,286)			66,372,286

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (12.7%)	Rate (+)	Date	Value

$1,000,000	Amsterdam Funding Corporation	5.280%	2/2/2007	$999,853
3,000,000	Amsterdam Funding Corporation ±	5.270	2/7/2007	2,997,365
5,000,000	Aspen Funding Corporation ‡	5.270	2/20/2007	4,986,093
1,000,000	Curzon Funding, LLC ~	5.255	3/13/2007	994,161
8,795,000	Falcon Asset Securitization Corporation	5.270	2/1/2007	8,795,000
5,000,000	Falcon Asset Securitization Corporation ~	5.270	2/12/2007	4,991,949
5,000,000	Falcon Asset Securitization Corporation ‡	5.265	2/21/2007	4,985,375
4,144,000	Jupiter Securitization Company, LLC ‡	5.270	2/7/2007	4,140,360
3,000,000	Park Avenue Receivables Corporation	5.270	2/9/2007	2,996,487
3,000,000	Park Avenue Receivables Corporation ~	5.260	2/16/2007	2,993,425
5,000,000	Regency Markets No. 1, LLC	5.270	2/23/2007	4,983,897
1,968,000	Three Pillars Funding Corporation	5.270	2/1/2007	1,968,000
30,328,068	Thrivent Money Market Fund	5.040	N/A	30,328,068
5,000,000	Tulip Funding Corporation	5.270	2/2/2007	4,999,268
6,000,000	UBS Finance Corporation	5.255	2/12/2007	5,990,366

	Total Short-Term Investments (at amortized cost)			87,149,667

	Total Investments (cost $862,391,487) 125.4%			$862,684,228

	Other Assets and Liabilities, Net (25.4%)			(174,990,897)

	Total Net Assets 100.0%			$687,693,331

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

133

Income Fund
Schedule of Investments as of January 31, 2007 (unaudited)

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

5-Yr. U.S. Treasury Bond Futures	(130)	March 2007	($13,602,950)	($13,589,062)	$13,888
10-Yr. U.S. Treasury Bond Futures	(310)	March 2007	(33,402,721)	(33,092,500)	310,221
20-Yr. U.S. Treasury Bond Futures	195	March 2007	21,836,298	21,474,375	(361,923)
West Texas Intermediate Crude Oil Futures	65	February 2007	3,354,325	3,779,100	424,775

				Notional
		Buy/Sell	Termination	Principal	Unrealized
Swaps		Protection	Date	Amount	Gain/(Loss)

Dow Jones Unfunded CDX High Yield
Series 7 at 3.25%		Buy	December 2011	($4,000,000)	($557)

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued basis.

± Designated as cover for long settling trades.

‡ At January 31, 2007, $1,502,865 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $76,675,545 and $5,003,715 of investments were earmarked as collateral to cover open financial futures and swap contracts, respectively.

~ All or a portion of the security was earmarked as collateral to cover options.

^ Security is fair valued.

= In bankruptcy.

Definitions:

TIPS — Treasury Inflation Protected Security

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$5,686,885
Gross unrealized depreciation	(5,394,144)

Net unrealized appreciation (depreciation)	$292,741
Cost for federal income tax purposes	$862,391,487

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

134

Core Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (122.1%)	Rate	Date	Value

Asset-Backed Securities (26.3%)
$5,000,000	Americredit Automobile Receivables Trust ±†	5.400%	2/6/2007	$4,999,980
3,000,000	Associates Manufactured Housing Contract
	Pass-Through Certificates ±	7.900	3/15/2027	3,063,801
5,000,000	Bear Stearns Asset-Backed Securities, Inc. ±†~	5.560	2/25/2007	5,004,165
3,245,566	Bear Stearns Mortgage Funding Trust ±†	5.460	2/25/2007	3,245,553
2,846,280	CIT Equipment Collateral ±	4.420	5/20/2009	2,828,129
373,842	Countrywide Asset-Backed Certificates	3.903	1/25/2031	372,231
3,500,000	Countrywide Asset-Backed Certificates ±‡	5.549	4/25/2036	3,485,097
4,000,000	Credit Based Asset Servicing and Securitization, LLC †~	5.430	2/25/2007	4,000,416
2,500,000	Credit Based Asset Servicing and Securitization, LLC ±	5.501	12/25/2036	2,489,468
5,000,000	DaimlerChrysler Master Owner Trust ±†‡	5.370	2/15/2007	5,001,750
557,640	FBR Securitization Trust, LLC †	5.440	2/25/2007	557,666
2,500,000	First Franklin Mortgage Loan Asset-Backed Certificates †‡	5.410	2/25/2007	2,500,302
1,354,945	First Franklin Mortgage Loan Asset-Backed Certificates ±†	5.420	2/25/2007	1,355,095
3,892,990	First Horizon ABS Trust †‡	5.450	2/25/2007	3,892,971
3,172,172	First Horizon ABS Trust †‡	5.480	2/25/2007	3,172,156
1,412,647	Fremont Home Loan Trust †	5.480	2/25/2007	1,412,805
5,000,000	GE Dealer Floorplan Master Note Trust ±†	5.360	2/20/2007	5,002,375
3,000,000	GMAC Mortgage Corporation Loan Trust ±†	5.390	2/25/2007	3,002,812
5,000,000	GMAC Mortgage Corporation Loan Trust †~	5.410	2/25/2007	5,000,545
2,470,486	GMAC Mortgage Corporation Loan Trust †‡	5.420	2/25/2007	2,470,634
1,428,705	Green Tree Financial Corporation ±	7.650	10/15/2027	1,471,599
5,000,000	Harley Davidson Motorcycle Trust ±	3.200	5/15/2012	4,898,920
1,813,603	Master Asset-Backed Securities Trust †	5.400	2/25/2007	1,813,919
3,676,562	National Collegiate Student Loan Trust †~	5.380	2/25/2007	3,679,444
1,391,167	Option One Mortgage Loan Trust ±†	5.480	2/25/2007	1,391,512
962,674	PG&E Energy Recovery Funding, LLC	3.870	6/25/2011	946,052
910,572	Popular ABS Mortgage Pass-Through Trust †	5.430	2/25/2007	910,570
2,081,311	Popular ABS Mortgage Pass-Through Trust †	5.450	2/25/2007	2,081,756
1,889,247	Popular ABS Mortgage Pass-Through Trust ±	4.000	12/25/2034	1,870,319
5,000,000	Renaissance Home Equity Loan Trust ±	5.608	5/25/2036	4,988,160
578,597	Residential Asset Securities Corporation †	5.430	2/25/2007	578,642
1,255,781	Residential Asset Securities Corporation	4.160	7/25/2030	1,238,469
1,911,352	SLM Student Loan Trust ±†	5.370	4/25/2007	1,912,031
1,092,196	Specialty Underwriting and Residential Finance Trust †	5.440	2/25/2007	1,092,284
5,000,000	Textron Financial Floorplan Master Note Trust ±†	5.440	2/13/2007	5,008,760
4,000,000	Wachovia Auto Loan Owner Trust ~	5.230	8/22/2011	3,992,428

	Total Asset-Backed Securities			100,732,816

Basic Materials (0.8%)
1,020,000	Alcan, Inc. ±	5.000	6/1/2015	967,293
2,000,000	Precision Castparts Corporation ±	5.600	12/15/2013	1,984,430

	Total Basic Materials			2,951,723

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

135

Core Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (122.1%)	Rate	Date	Value

Capital Goods (1.8%)
$2,000,000	Boeing Capital Corporation *~	6.500%	2/15/2012	$2,102,842
890,000	Goodrich Corporation ~	6.290	7/1/2016	916,663
935,000	Lockheed Martin Corporation ~	6.150	9/1/2036	975,533
2,750,000	Oakmont Asset Trust ±	4.514	12/22/2008	2,681,148

	Total Capital Goods			6,676,186

Commercial Mortgage-Backed Securities (25.0%)
5,000,000	Banc of America Commercial Mortgage, Inc. ±‡	6.085	6/11/2035	5,062,125
2,750,000	Banc of America Commercial Mortgage, Inc. ~	4.037	11/10/2039	2,645,786
3,000,000	Banc of America Commercial Mortgage, Inc. ±~	5.118	7/11/2043	2,960,652
4,357,412	Banc of America Mortgage Securities, Inc. ±	4.810	9/25/2035	4,284,583
3,000,000	Bear Stearns Commercial Mortgage Securities, Inc. ±‡	3.869	2/11/2041	2,912,928
2,315,602	Citigroup Commercial Mortgage Trust †	5.390	2/15/2007	2,315,621
766,445	Commercial Mortgage Pass-Through Certificates ±†	5.420	2/15/2007	766,451
4,000,000	Commercial Mortgage Pass-Through Certificates †~	5.450	2/15/2007	3,999,976
4,000,000	Crown Castle International Corporation ‡	5.245	11/15/2036	3,965,388
4,100,000	First Union National Bank Commercial Mortgage Trust ±	7.390	12/15/2031	4,266,940
5,000,000	GS Mortgage Securities Corporation ±	5.560	11/10/2039	5,013,220
2,980,774	HomeBanc Mortgage Trust ±	6.039	4/25/2037	3,002,420
4,380,055	J.P. Morgan Alternative Loan Trust ±	5.804	3/25/2036	4,397,440
4,700,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ~	5.198	12/15/2044	4,661,385
3,698,845	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ‡	5.284	5/15/2047	3,673,334
4,000,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ‡	5.336	5/15/2047	3,931,600
5,500,000	LB-UBS Commercial Mortgage Trust ±	4.187	8/15/2029	5,338,509
3,937,039	Merrill Lynch Mortgage Investors, Inc. ±~	4.877	6/25/2035	3,889,944
3,250,000	Merrill Lynch Mortgage Trust ±	5.264	1/12/2044	3,203,298
4,453,987	National Collegiate Student Loan Trust †~	5.390	2/25/2007	4,455,724
3,736,008	Thornburg Mortgage Securities Trust †	5.410	2/25/2007	3,725,988
3,896,423	Thornburg Mortgage Securities Trust †	5.430	2/25/2007	3,892,441
3,000,000	Wachovia Bank Commercial Mortgage Trust ±‡	4.390	2/15/2036	2,872,584
3,653,174	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	3,516,392
3,746,486	Washington Mutual Mortgage Pass-Through Certificates	4.835	9/25/2035	3,691,761
3,178,484	Zuni Mortgage Loan Trust †	5.450	2/25/2007	3,174,565

	Total Commercial Mortgage-Backed Securities			95,621,055

Communications Services (4.0%)
380,000	AT&T Corporation ±	8.000	11/15/2031	471,314
2,000,000	British Telecom plc ±	8.375	12/15/2010	2,227,914
270,000	British Telecom plc ~	8.875	12/15/2030	370,006
475,000	Comcast Corporation ±	5.900	3/15/2016	476,824
1,300,000	Comcast Corporation ‡	5.875	2/15/2018	1,293,828
1,325,000	Cox Communications, Inc. ±	5.450	12/15/2014	1,295,134
150,000	Cox Communications, Inc. ‡	6.450	12/1/2036	149,195

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

136

Core Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (122.1%)	Rate	Date	Value

Communications Services — continued
$520,000	New Cingular Wireless Services, Inc. ±	8.750%	3/1/2031	$672,461
510,000	News America, Inc. ±	6.400	12/15/2035	507,952
1,600,000	Nextel Communications, Inc. ±	7.375	8/1/2015	1,639,768
1,300,000	Nextel Partners, Inc. ‡	8.125	7/1/2011	1,353,782
1,480,000	Rogers Cable, Inc. ~	5.500	3/15/2014	1,415,308
975,000	Rogers Cable, Inc. ~	6.750	3/15/2015	1,001,139
130,000	Rogers Cable, Inc. ~	8.750	5/1/2032	159,900
1,500,000	Telecom Italia Capital SA ±	5.250	10/1/2015	1,391,850
990,000	Verizon Communications, Inc. ±	5.550	2/15/2016	978,652

	Total Communications Services			15,405,027

Consumer Cyclical (1.5%)
825,000	CVS Corporation ‡	5.750	8/15/2011	833,480
1,250,000	Ford Motor Credit Company ±	6.625	6/16/2008	1,249,306
750,000	JC Penney & Company, Inc. ~	7.950	4/1/2017	843,506
1,950,000	Nissan Motor Acceptance Corporation ‡	5.625	3/14/2011	1,942,385
500,000	Time Warner, Inc. ~	6.500	11/15/2036	497,652
530,000	Walt Disney Company ‡	5.625	9/15/2016	534,071

	Total Consumer Cyclical			5,900,400

Consumer Non-Cyclical (1.1%)
1,845,000	Abbott Laboratories ±‡	5.600	5/15/2011	1,865,070
765,000	Baxter International, Inc. ‡	5.900	9/1/2016	780,074
1,325,000	Wyeth ‡	6.950	3/15/2011	1,401,211

	Total Consumer Non-Cyclical			4,046,355

Energy (0.4%)
1,500,000	Ras Laffan Liquefied Natural Gas Company, Ltd. II ±	5.298	9/30/2020	1,419,810

	Total Energy			1,419,810

Financials (12.2%)
600,000	American International Group, Inc. ‡	6.250	5/1/2036	629,672
1,825,000	Archstone-Smith Trust ±	5.250	12/1/2010	1,802,722
550,000	BAC Capital Trust XI ±	6.625	5/23/2036	586,384
1,250,000	Barnett Capital I ±	8.060	12/1/2026	1,303,065
440,000	Capital One Capital III ~	7.686	8/15/2036	495,191
760,000	Capital One Capital IV §	6.745	2/17/2037	764,864
825,000	CIT Group, Inc. ‡	5.850	9/15/2016	832,121
1,250,000	Corestates Capital Trust I ±	8.000	12/15/2026	1,300,429
355,000	General Electric Capital Corporation ‡	5.720	8/22/2011	355,963
2,225,000	General Electric Capital Corporation ‡	4.375	3/3/2012	2,130,182
4,205,000	General Motors Acceptance Corporation ‡	6.875	9/15/2011	4,267,516
210,000	General Motors Acceptance Corporation ±	8.000	11/1/2031	236,378
1,700,000	General Motors Acceptance Corporation, LLC ±	6.000	12/15/2011	1,674,998
1,500,000	Goldman Sachs Group, Inc. ±	5.125	1/15/2015	1,452,606
575,000	HSBC Holdings plc ±	6.500	5/2/2036	613,513

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

137

Core Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (122.1%)	Rate	Date	Value

Financials — continued
$765,000	International Lease Finance Corporation *	5.750%	6/15/2011	$775,956
1,260,000	iStar Financial, Inc. ±	5.950	10/15/2013	1,258,159
1,500,000	J.P. Morgan Chase Bank NA ±~	5.875	6/13/2016	1,531,388
630,000	Liberty Property, LP ~	5.500	12/15/2016	616,266
915,000	Lincoln National Corporation >‡	7.000	5/17/2016	967,684
600,000	Merrill Lynch & Company, Inc. ±	6.050	5/16/2016	616,090
2,100,000	Mitsubishi UFG Capital Finance, Ltd. ‡	6.346	7/25/2016	2,118,037
775,000	Morgan Stanley ~	5.450	1/9/2017	758,437
720,000	Morgan Stanley ±	6.250	8/9/2026	744,661
2,000,000	ProLogis ±	5.500	4/1/2012	1,987,024
1,000,000	Prudential Financial, Inc. ‡	5.500	3/15/2016	992,368
390,000	Prudential Financial, Inc. ~	5.700	12/14/2036	374,326
1,875,000	RBS Capital Trust I ~	5.512	9/30/2014	1,840,268
2,040,000	Residential Capital Corporation ±†	6.460	4/17/2007	2,056,852
1,445,000	Residential Capital Corporation ±	6.500	4/17/2013	1,458,425
1,675,000	Resona Bank, Ltd. ‡	5.850	4/15/2016	1,628,204
1,750,000	Simon Property Group, LP ±	4.600	6/15/2010	1,705,792
1,240,000	Simon Property Group, LP ±	5.375	6/1/2011	1,235,478
850,000	Swiss RE Capital I, LP ±	6.854	5/25/2016	889,810
770,000	Wachovia Bank NA ~	4.875	2/1/2015	736,819
1,895,000	Wachovia Capital Trust III >~	5.800	3/15/2011	1,908,064
725,000	Washington Mutual Bank FA ~	5.125	1/15/2015	697,740
1,325,000	Willis Group North America, Inc. ~	5.625	7/15/2015	1,267,895

	Total Financials			46,611,347

Mortgage-Backed Securities (32.9%)
17,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	5.000	2/1/2037	16,309,375
60,500,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	5.500	2/1/2037	59,498,000
50,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.000	2/1/2037	50,171,900

	Total Mortgage-Backed Securities			125,979,275

Technology (0.6%)
2,500,000	Deluxe Corporation ±	3.500	10/1/2007	2,450,000

	Total Technology			2,450,000

Transportation (0.6%)
1,188,524	FedEx Corporation ±	6.720	1/15/2022	1,263,294
990,000	Northwest Airlines, Inc. =‡	6.841	4/1/2011	988,762

	Total Transportation			2,252,056

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

138

Core Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (122.1%)	Rate	Date	Value

U.S. Government (13.1%)
$2,000,000	Federal Home Loan Bank ‡	5.625%	6/13/2016	$2,038,736
2,500,000	Federal Home Loan Mortgage Corporation ~	5.400	2/28/2011	2,499,970
2,500,000	Federal National Mortgage Association	5.300	2/22/2011	2,481,405
3,600,000	U.S. Treasury Bonds ~	7.625	2/15/2025	4,701,377
430,000	U.S. Treasury Bonds *	4.500	2/15/2036	401,916
50,000	U.S. Treasury Notes *	4.250	10/15/2010	49,041
1,600,000	U.S. Treasury Notes *	4.375	12/15/2010	1,574,938
2,500,000	U.S. Treasury Notes *	4.250	1/15/2011	2,448,340
1,840,000	U.S. Treasury Notes *	4.375	8/15/2012	1,803,487
7,880,000	U.S. Treasury Notes *	4.000	2/15/2015	7,449,988
9,270,000	U.S. Treasury Notes *‡	4.125	5/15/2015	8,831,483
1,500,000	U.S. Treasury Notes *	4.875	8/15/2016	1,504,454
1,995,000	U.S. Treasury Notes *	4.625	11/15/2016	1,964,139
12,828,480	U.S. Treasury Notes, TIPS *	2.000	7/15/2014	12,475,196

	Total U.S. Government			50,224,470

Utilities (1.8%)
950,000	Cincinnati Gas & Electric Company ‡	5.700	9/15/2012	958,183
965,000	Commonwealth Edison Company ±	5.400	12/15/2011	956,086
1,500,000	Exelon Corporation ±	6.750	5/1/2011	1,564,236
1,081,917	Power Receivables Finance, LLC	6.290	1/1/2012	1,083,983
800,000	Progress Energy, Inc. ±	7.000	10/30/2031	887,390
800,000	PSI Energy, Inc. ±	5.000	9/15/2013	770,569
700,000	Virginia Electric & Power Company ±	6.000	1/15/2036	697,586

	Total Utilities			6,918,033

	Total Long-Term Fixed Income (cost $468,596,352)			467,188,553

			Expiration
Contracts	Options Purchased (<0.1%)	Price	Date	Value

400	10-Yr. U.S. Treasury Bond Futures	$106	2/23/2007	$56,250
280	10-Yr. U.S. Treasury Bond Futures	108	2/23/2007	17,500

	Total Options Purchased (cost $156,418)			73,750

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (10.5%)	Rate (+)	Date	Value

40,229,943	Thrivent Financial Securities Lending Trust	5.330%	N/A	$40,229,943

	Total Collateral Held for Securities Loaned
	(cost $40,229,943)			40,229,943

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

139

Core Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (10.6%)		Rate (+)	Date	Value

$2,000,000	Amsterdam Funding Corporation ±		5.270%	2/7/2007	$1,998,243
5,000,000	Barton Capital Corporation ~		5.270	2/2/2007	4,999,268
10,645,000	Blue Spice, LLC		5.300	2/1/2007	10,645,000
2,000,000	Falcon Asset Securitization Corporation ±		5.265	2/21/2007	1,994,150
2,000,000	Nieuw Amsterdam Receivables Corporation ±		5.270	2/7/2007	1,998,243
3,000,000	Park Avenue Receivables Corporation ~		5.270	2/9/2007	2,996,487
15,801,734	Thrivent Money Market Fund		5.040	N/A	15,801,734

	Total Short-Term Investments (at amortized cost)				40,433,125

	Total Investments (cost $549,415,838) 143.2%				$547,925,371

	Other Assets and Liabilities, Net (43.2%)				(165,258,527)

	Total Net Assets 100.0%				$382,666,844

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

5-Yr. U.S. Treasury Bond Futures	(95)	March 2007	($10,064,515)	($9,930,469)	$134,046
10-Yr. U.S. Treasury Bond Futures	(160)	March 2007	(17,314,161)	(17,080,000)	234,161
20-Yr. U.S. Treasury Bond Futures	120	March 2007	13,667,242	13,215,000	(452,242)
West Texas Intermediate Crude Oil Futures	40	February 2007	2,064,200	2,325,600	261,400

				Notional
		Buy/Sell	Termination	Principal	Unrealized
Swaps		Protection	Date	Amount	Loss

Dow Jones Unfunded CDX High Yield
Series 7 at 3.25%		Buy	December 2011	($5,700,000)	($7,782)

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued basis.

± Designated as cover for long settling trades.

‡ At January 31, 2007, $1,905,390 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $51,580,507 and $9,316,124 of investments were earmarked as collateral to cover open financial futures and swap contracts, respectively.

~ All or a portion of the security was earmarked as collateral to cover options.

= In bankruptcy.

Definitions:

TIPS — Treasury Inflation Protected Security

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$2,189,613
Gross unrealized depreciation	(3,680,080)

Net unrealized appreciation (depreciation)	($1,490,467)
Cost for federal income tax purposes	$549,415,838

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

140

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.6%)	Rate	Date	Value

Asset-Backed Securities (21.6%)
$1,500,000	Americredit Automobile Receivables Trust †‡	5.400%	2/6/2007	$1,499,994
1,000,000	Americredit Automobile Receivables Trust ‡	3.430	7/6/2011	973,588
58,168	Banc of America Securities Auto Trust	3.890	6/18/2008	58,123
416,573	Capital Auto Receivables Asset Trust	3.350	2/15/2008	415,401
1,086,624	Caterpillar Financial Asset Trust	3.900	2/25/2009	1,079,410
2,000,000	Chase Manhattan Auto Owner Trust ‡	4.840	7/15/2009	1,993,444
1,423,140	CIT Equipment Collateral ±	4.420	5/20/2009	1,414,065
186,921	Countrywide Asset-Backed Certificates	3.903	1/25/2031	186,115
2,000,000	Countrywide Asset-Backed Certificates ‡	5.549	4/25/2036	1,991,484
2,269,000	Countrywide Asset-Backed Certificates ±	5.683	10/25/2036	2,266,774
2,000,000	Countrywide Home Loans Asset-Backed Securities ‡	6.085	6/25/2021	2,013,804
720,251	CPS Auto Trust	4.520	3/15/2010	717,006
2,000,000	Credit Based Asset Servicing and Securitization, LLC ±	5.501	12/25/2036	1,991,574
3,000,000	DaimlerChrysler Auto Trust ‡	5.330	8/8/2010	3,000,201
1,500,000	DaimlerChrysler Master Owner Trust †	5.370	2/15/2007	1,500,525
2,500,000	Drive Auto Receivables Trust ‡	5.300	7/15/2011	2,496,973
297,271	First Franklin Mortgage Loan Asset-Backed Certificates	5.500	3/25/2036	296,876
282,529	Fremont Home Loan Trust †	5.480	2/25/2007	282,561
1,383,039	GE Commercial Loan Trust †	5.420	4/19/2007	1,383,039
1,500,000	GE Dealer Floorplan Master Note Trust †	5.360	2/20/2007	1,500,712
1,481,412	GE Equipment Small Ticket, LLC	4.380	7/22/2009	1,470,219
1,500,000	GMAC Mortgage Corporation Loan Trust ±†	5.410	2/25/2007	1,500,164
2,058,738	GMAC Mortgage Corporation Loan Trust †	5.420	2/25/2007	2,058,862
2,500,000	GMAC Mortgage Corporation Loan Trust ‡	5.750	10/25/2036	2,498,405
513,582	Goldman Sachs Asset Management Products Trust	5.500	4/25/2036	503,310
1,500,000	Harley Davidson Motorcycle Trust	5.240	1/15/2012	1,498,134
1,000,000	Harley Davidson Motorcycle Trust	3.200	5/15/2012	979,784
482,733	Honda Auto Receivables Owner Trust ±	2.910	10/20/2008	478,304
851,577	Honda Auto Receivables Owner Trust	2.790	3/16/2009	844,771
801,364	Honda Auto Receivables Owner Trust	2.960	4/20/2009	793,350
1,392,384	Household Automotive Trust	5.400	6/17/2009	1,392,387
3,500,000	Household Home Equity Loan Trust ‡	5.320	3/20/2036	3,478,552
2,000,000	Household Home Equity Loan Trust ‡	5.660	3/20/2036	1,998,788
197,116	Hyundai Auto Receivables Trust	3.880	6/16/2008	196,859
955,998	John Deere Owner Trust	3.980	6/15/2009	948,853
236,315	Long Beach Asset Holdings Corporation	5.780	5/25/2046	234,779
723,107	Long Beach Asset Holdings Corporation	5.877	6/25/2046	720,070
3,000,000	Mortgage Equity Conversion Asset Trust	5.529	1/25/2042	3,000,000
292,380	Navistar Financial Corporation	4.090	7/15/2008	292,006
923,222	Nissan Auto Lease Trust	3.180	6/15/2010	916,059
1,000,000	Nissan Auto Receivables Owner Trust	4.740	9/15/2009	993,231
551,340	Nomura Asset Acceptance Corporation †	5.460	2/25/2007	551,388
1,069,638	PG&E Energy Recovery Funding, LLC	3.870	6/25/2011	1,051,169
472,312	Popular ABS Mortgage Pass-Through Trust	4.000	12/25/2034	467,580
2,000,000	Renaissance Home Equity Loan Trust	5.608	5/25/2036	1,995,264
671,554	Residential Asset Securities Corporation	5.010	4/25/2033	658,477

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

141

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.6%)	Rate	Date	Value

Asset-Backed Securities — continued
$573,406	SLM Student Loan Trust †	5.370%	4/25/2007	$573,609
1,500,000	Textron Financial Floorplan Master Note Trust †	5.440	2/13/2007	1,502,628
2,000,000	USAA Auto Owner Trust	4.830	4/15/2010	1,990,690
3,000,000	Wachovia Auto Loan Owner Trust	5.230	8/22/2011	2,994,321
65,122	World Omni Auto Receivables Trust	4.300	3/20/2008	65,081

	Total Asset-Backed Securities			65,708,763

Basic Materials (0.7%)
700,000	Equistar Chemicals, LP	10.125	9/1/2008	742,000
1,000,000	Lubrizol Corporation ~	4.625	10/1/2009	977,783
500,000	Monsanto Company	4.000	5/15/2008	491,200

	Total Basic Materials			2,210,983

Capital Goods (1.6%)
500,000	Goodrich Corporation	7.500	4/15/2008	508,698
1,000,000	John Deere Capital Corporation	4.400	7/15/2009	977,133
1,000,000	Oakmont Asset Trust	4.514	12/22/2008	974,963
880,000	Raytheon Company	6.750	8/15/2007	885,423
1,500,000	Tyco International Group SA Participation
	Certificate Trust	4.436	6/15/2007	1,493,962

	Total Capital Goods			4,840,179

Commercial Mortgage-Backed Securities (20.1%)
2,466,871	American Home Mortgage Assets †	5.853	2/25/2007	2,472,267
600,000	Banc of America Commercial Mortgage, Inc.	5.001	9/10/2010	591,806
750,000	Banc of America Commercial Mortgage, Inc.	4.037	11/10/2039	721,578
52,476	Banc of America Commercial Mortgage, Inc.	3.366	7/11/2043	52,187
1,307,224	Banc of America Mortgage Securities, Inc.	4.810	9/25/2035	1,285,375
1,749,519	Bear Stearns Adjustable Rate Mortgage Trust >	4.625	8/25/2010	1,714,147
700,000	Bear Stearns Commercial Mortgage Securities, Inc.	3.869	2/11/2041	679,683
560,856	Citigroup Mortgage Loan Trust, Inc.	4.922	8/25/2035	556,646
2,000,000	Citigroup Mortgage Loan Trust, Inc. ±	5.536	3/25/2036	1,990,524
229,934	Commercial Mortgage Pass-Through Certificates †	5.420	2/15/2007	229,935
1,000,000	Commercial Mortgage Pass-Through Certificates †	5.450	2/15/2007	999,994
2,027,882	Countrywide Home Loans, Inc.	5.379	3/20/2036	2,014,697
2,222,978	Countrywide Home Loans, Inc.	5.907	9/20/2036	2,232,966
2,500,000	Crown Castle International Corporation ‡	5.245	11/15/2036	2,478,368
2,221,957	Federal Home Loan Mortgage Corporation Multifamily
	Structured Pass Through	5.487	4/25/2010	2,213,627
1,290,294	General Electric Commercial Mortgage Corporation	4.591	7/10/2045	1,266,309
1,703,299	HomeBanc Mortgage Trust	6.039	4/25/2037	1,715,669
813,527	Impac CMB Trust †	5.640	2/25/2007	814,410
1,752,022	J.P. Morgan Alternative Loan Trust	5.804	3/25/2036	1,758,976
982,376	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	2.790	1/12/2039	944,613
3,000,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	5.198	12/15/2044	2,975,352

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

142

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.6%)	Rate	Date	Value

Commercial Mortgage-Backed Securities — continued
$3,000,000	J.P. Morgan Mortgage Trust ^	5.012%	7/25/2035	$2,966,014
250,000	LB-UBS Commercial Mortgage Trust ±	3.323	3/15/2027	244,260
750,000	LB-UBS Commercial Mortgage Trust	4.187	8/15/2029	727,978
1,249,537	LB-UBS Commercial Mortgage Trust	4.741	9/15/2040	1,234,253
548,493	Lehman Brothers “CALSTRS” Mortgage Trust	3.988	11/20/2012	541,869
1,574,816	Merrill Lynch Mortgage Investors, Inc.	4.877	6/25/2035	1,555,978
1,576,876	Residential Accredit Loans, Inc.	5.617	9/25/2035	1,573,099
1,461,159	Thornburg Mortgage Securities Trust †	5.430	2/25/2007	1,459,665
1,738,647	Wachovia Bank Commercial Mortgage Loan Trust	5.581	5/20/2036	1,739,367
2,591,052	Washington Mutual Alternative Loan Trust †	5.853	2/25/2007	2,599,250
1,461,270	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	1,406,557
1,524,983	Washington Mutual Mortgage Pass-Through Certificates †	5.610	2/25/2007	1,526,877
2,774,171	Washington Mutual Mortgage Pass-Through Certificates †	5.813	2/25/2007	2,782,082
1,123,946	Washington Mutual Mortgage Pass-Through Certificates	4.835	9/25/2035	1,107,528
3,176,967	Washington Mutual, Inc. †	5.673	2/25/2007	3,176,595
3,261,061	Washington Mutual, Inc. †	5.753	2/25/2007	3,266,920
2,000,000	Wells Fargo Mortgage Backed Securities Trust	3.539	9/25/2034	1,950,484
675,979	Wells Fargo Mortgage Backed Securities Trust	4.950	3/25/2036	666,179
832,177	Wells Fargo Mortgage Backed Securities Trust	5.095	3/25/2036	825,847

	Total Commercial Mortgage-Backed Securities			61,059,931

Communications Services (5.6%)
1,406,000	CenturyTel, Inc. ±	4.628	5/15/2007	1,401,752
1,400,000	Comcast Cable Communications, Inc. ‡	6.200	11/15/2008	1,420,402
900,000	Comcast Cable Communications, LLC	6.875	6/15/2009	929,301
750,000	Cox Communications, Inc. ~	7.875	8/15/2009	790,873
600,000	Cox Communications, Inc. ~	4.625	1/15/2010	586,414
1,250,000	Gannett Company, Inc. ‡	5.500	4/1/2007	1,249,605
1,050,000	GTE Corporation ~	7.510	4/1/2009	1,091,612
845,000	News America Holdings, Inc.	7.375	10/17/2008	869,090
1,000,000	Nextel Partners, Inc.	8.125	7/1/2011	1,041,371
500,000	Qwest Corporation	5.625	11/15/2008	500,000
1,000,000	SBC Communications, Inc. *	4.125	9/15/2009	970,254
1,000,000	Sprint Capital Corporation	6.125	11/15/2008	1,010,700
1,000,000	Telecom Italia Capital SA	4.000	11/15/2008	974,378
500,000	Telefonos de Mexico SA de CV	4.500	11/19/2008	490,482
1,000,000	Time Warner Entertainment Company, LP	7.250	9/1/2008	1,025,366
1,200,000	UbiquiTel Operating Company	9.875	3/1/2011	1,290,148
1,525,000	Viacom, Inc. ±	5.625	5/1/2007	1,525,490

	Total Communications Services			17,167,238

Consumer Cyclical (3.6%)
750,000	Carnival Corporation ‡	3.750	11/15/2007	740,402
1,500,000	Centex Corporation ±	8.750	3/1/2007	1,503,508
1,200,000	CVS Corporation ‡	4.000	9/15/2009	1,157,549
900,000	D.R. Horton, Inc. ±	8.000	2/1/2009	939,261

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

143

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.6%)	Rate	Date	Value

Consumer Cyclical — continued
$1,000,000	DaimlerChrysler North American Holdings Corporation †	5.901%	2/1/2007	$1,004,432
750,000	Ford Motor Credit Company *	6.625	6/16/2008	749,584
1,700,000	Harrah’s Operating Company, Inc. ‡	7.125	6/1/2007	1,705,911
900,000	May Department Stores Company	4.800	7/15/2009	884,261
1,959,958	SLM Private Credit Student Loan Trust †	5.370	3/15/2007	1,958,625
250,000	Starwood Hotels & Resorts Worldwide, Inc.	7.375	5/1/2007	251,050

	Total Consumer Cyclical			10,894,583

Consumer Non-Cyclical (2.6%)
1,000,000	Baxter International, Inc. ±	5.196	2/16/2008	995,934
1,500,000	Cadbury Schweppes plc ±‡	3.875	10/1/2008	1,462,228
1,500,000	General Mills, Inc. ~	6.378	10/15/2008	1,517,835
750,000	Harvard University ±	8.125	4/15/2007	753,810
825,000	Kroger Company	6.375	3/1/2008	828,953
1,200,000	Miller Brewing Company	4.250	8/15/2008	1,177,706
400,000	Safeway, Inc. *	6.500	11/15/2008	406,350
700,000	Wyeth	4.375	3/1/2008	691,800

	Total Consumer Non-Cyclical			7,834,616

Energy (3.4%)
1,075,000	Enterprise Products Operating, LP	4.000	10/15/2007	1,062,799
500,000	Enterprise Products Operating, LP	4.625	10/15/2009	488,690
1,175,000	KeySpan Corporation ±	4.900	5/16/2008	1,165,482
1,300,000	Kinder Morgan Energy Partners, LP	5.350	8/15/2007	1,298,478
2,100,000	Marathon Oil Corporation ‡	5.375	6/1/2007	2,099,223
1,000,000	Oneok, Inc. *	5.510	2/16/2008	998,806
1,500,000	Panhandle Eastern Pipe Line Company	2.750	3/15/2007	1,495,269
1,675,000	Valero Energy Corporation	6.125	4/15/2007	1,675,794

	Total Energy			10,284,541

Financials (22.0%)
750,000	Abbey National plc ±>	6.700	6/15/2008	759,814
1,000,000	American General Finance Corporation ±†	5.480	4/18/2007	1,001,305
1,500,000	Bank of New York Co., Inc. ‡	4.250	9/4/2012	1,490,565
300,000	Barnett Capital I ±	8.060	12/1/2026	312,736
1,000,000	Capital One Bank ±	4.875	5/15/2008	992,967
1,000,000	Capital One Financial Corporation ‡	4.738	5/17/2007	997,893
1,000,000	Chubb Corporation ±	4.934	11/16/2007	995,552
1,000,000	CIT Group, Inc. ‡	4.750	8/15/2008	990,451
6,000,000	Citigroup Capital II	7.750	12/1/2036	6,203,520
300,000	Corestates Capital Trust I	8.000	12/15/2026	312,103
1,100,000	Countrywide Home Loans, Inc. ~	4.125	9/15/2009	1,066,875
900,000	Credit Suisse First Boston USA, Inc. †	5.483	3/9/2007	901,616
600,000	Developers Diversified Realty Corporation ~	4.625	8/1/2010	582,793
1,000,000	Donaldson, Lufkin & Jenrette, Inc. ‡	6.500	4/1/2008	1,011,251
750,000	EOP Operating, LP *	6.800	1/15/2009	772,670

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

144

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.6%)	Rate	Date	Value

Financials — continued
$500,000	First Chicago Corporation	6.375%	1/30/2009	$509,050
1,600,000	First Union Corporation ~	6.300	4/15/2008	1,614,829
3,600,000	General Motors Acceptance Corporation ‡	4.375	12/10/2007	3,550,777
900,000	Goldman Sachs Group, Inc. *	4.500	6/15/2010	878,884
900,000	Hartford Financial Services Group, Inc. ~	5.550	8/16/2008	901,984
1,200,000	International Lease Finance Corporation ~	3.300	1/23/2008	1,173,529
750,000	iSTAR Financial, Inc.	4.875	1/15/2009	740,301
300,000	J.P. Morgan Capital Trust II	7.950	2/1/2027	312,171
900,000	John Hancock Global Funding II *	3.750	9/30/2008	875,330
1,000,000	KeyCorp	4.700	5/21/2009	981,523
1,500,000	Lehman Brothers Holdings E-Capital Trust I *†	6.155	2/20/2007	1,513,492
1,000,000	Lehman Brothers Holdings, Inc.	3.500	8/7/2008	971,698
1,000,000	Marsh & McLennan Companies, Inc.	5.375	3/15/2007	1,000,525
1,000,000	MBNA Europe Funding plc †	5.450	3/7/2007	1,000,570
1,000,000	Merrill Lynch & Company, Inc. †	5.690	4/23/2007	1,003,121
1,200,000	Merrill Lynch & Company, Inc.	4.000	11/15/2007	1,186,891
7,000,000	MIC Financing Trust I ~	8.375	2/1/2027	7,009,772
1,500,000	Mizuho Preferred Capital Company, LLC	8.790	6/30/2008	1,562,964
500,000	Monumental Global Funding II	3.850	3/3/2008	491,529
2,700,000	Nations Bank Capital Trust IV	8.250	4/15/2027	2,813,543
1,100,000	Pacific Life Global Funding	3.750	1/15/2009	1,069,423
900,000	Popular North America, Inc.	5.200	12/12/2007	896,898
1,000,000	Premium Asset Trust †	5.510	4/16/2007	1,001,215
600,000	Pricoa Global Funding I	4.350	6/15/2008	589,513
1,000,000	Protective Life Secured Trust	4.000	10/7/2009	965,017
1,200,000	Residential Capital Corporation †	7.190	4/17/2007	1,204,711
1,000,000	Residential Capital Corporation	6.125	11/21/2008	1,003,319
1,200,000	Simon Property Group, LP ±	6.375	11/15/2007	1,207,628
1,000,000	SLM Corporation	4.000	1/15/2009	975,458
1,500,000	St. Paul Travelers Companies, Inc. ±	5.750	3/15/2007	1,501,096
775,000	Tokai Preferred Capital Company, LLC †	9.980	6/29/2007	818,186
1,150,000	Union Planters Bank	5.125	6/15/2007	1,149,016
600,000	UnumProvident Corporation	5.997	5/15/2008	601,643
600,000	Wachovia Corporation	6.375	2/1/2009	611,687
700,000	Wachovia Corporation	6.150	3/15/2009	710,978
1,000,000	Washington Mutual, Inc.	4.000	1/15/2009	973,798
1,000,000	Wells Fargo & Company †	5.460	3/15/2007	1,001,704
1,000,000	Westpac Banking Corporation *†	5.430	2/26/2007	1,000,325
1,000,000	World Savings Bank FSB †	5.429	3/1/2007	1,000,434

	Total Financials			66,766,643

Foreign (<0.1%)
20,833	Pemex Finance, Ltd.	8.450	2/15/2007	20,872

	Total Foreign			20,872

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

145

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.6%)	Rate	Date	Value

Industrials (0.5%)
$1,500,000	Precision Castparts Corporation	6.750%	12/15/2007	$1,513,414

	Total Industrials			1,513,414

Mortgage-Backed Securities (7.3%)
22,000,000	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through §	6.000	2/1/2037	22,075,631

	Total Mortgage-Backed Securities			22,075,631

Technology (0.4%)
1,000,000	Deluxe Corporation ±	3.500	10/1/2007	980,000
300,000	Sun Microsystems, Inc.	7.650	8/15/2009	313,699

	Total Technology			1,293,699

Transportation (0.2%)
700,000	FedEx Corporation	3.500	4/1/2009	672,325

	Total Transportation			672,325

U.S. Government (9.3%)
3,000,000	Federal Home Loan Bank ‡	4.100	6/13/2008	2,957,154
2,500,000	Federal Home Loan Bank *	5.125	6/13/2008	2,497,652
2,500,000	Federal Home Loan Mortgage Corporation *	3.875	6/15/2008	2,456,370
1,000,000	Federal Home Loan Mortgage Corporation	4.625	8/15/2008	991,926
2,000,000	Federal Home Loan Mortgage Corporation *	4.750	11/3/2009	1,982,326
1,500,000	Federal National Mortgage Association	4.375	9/7/2007	1,491,406
1,200,000	Federal National Mortgage Association	5.400	2/1/2008	1,201,390
1,000,000	Federal National Mortgage Association *	3.875	7/15/2008	981,906
1,500,000	Federal National Mortgage Association *	4.000	9/2/2008	1,471,290
2,000,000	Federal National Mortgage Association	5.300	2/22/2011	1,985,124
2,500,000	Federal National Mortgage Association *	5.125	4/15/2011	2,502,890
8,017,800	U.S. Treasury Notes, TIPS *	2.000	7/15/2014	7,796,998

	Total U.S. Government			28,316,432

U.S. Municipals (0.2%)
750,000	Washington State Office of the State Treasurer	4.500	7/1/2007	747,345

	Total U.S. Municipals			747,345

Utilities (4.5%)
1,000,000	Carolina Power & Light, Inc. ±	5.950	3/1/2009	1,010,033
1,000,000	CenterPoint Energy, Inc. ±	5.875	6/1/2008	1,002,369
375,000	Cleveland Electric Illuminating Company ~	7.430	11/1/2009	392,649
1,500,000	Commonwealth Edison Company ±	3.700	2/1/2008	1,472,534
750,000	Dominion Resources, Inc. †~	5.663	3/28/2007	750,290
1,400,000	Dominion Resources, Inc. ~	4.125	2/15/2008	1,380,463
325,000	DPL, Inc.	6.250	5/15/2008	326,055
500,000	DTE Energy Company	5.630	8/16/2007	499,920
900,000	Niagara Mohawk Power Corporation	7.750	10/1/2008	930,392

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

146

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.6%)	Rate	Date	Value

Utilities — continued
$500,000	Pacific Gas & Electric Company *	3.600%	3/1/2009	$483,235
360,639	Power Receivables Finance, LLC	6.290	1/1/2012	361,328
1,000,000	PSEG Funding Trust	5.381	11/16/2007	997,287
1,500,000	Teco Energy, Inc.	6.125	5/1/2007	1,500,000
400,000	Texas-New Mexico Power Company	6.125	6/1/2008	400,674
2,100,000	Yorkshire Power Finance, Ltd.	6.496	2/25/2008	2,113,980

	Total Utilities			13,621,209

	Total Long-Term Fixed Income (cost $316,272,067)			315,028,404

			Expiration
Contracts	Options Purchased (<0.1%)	Price	Date	Value

180	10-Yr. U.S. Treasury Bond Futures	$108	2/23/2007	$11,250

	Total Options Purchased (cost $31,478)			11,250

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (7.9%)	Rate (+)	Date	Value

23,869,385	Thrivent Financial Securities Lending Trust	5.330%	N/A	$23,869,385

	Total Collateral Held for Securities Loaned
	(cost $23,869,385)			23,869,385

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (5.6%)	Rate (+)	Date	Value

$3,000,000	Barton Capital Corporation ~	5.270%	2/2/2007	$2,999,561
2,000,000	Park Avenue Receivables Corporation	5.270	2/9/2007	1,997,658
12,141,223	Thrivent Money Market Fund	5.040	N/A	12,141,223

	Total Short-Term Investments (at amortized cost)			17,138,442

	Total Investments (cost $357,311,372) 117.1%			$356,047,481

	Other Assets and Liabilities, Net (17.1%)			(51,889,922)

	Total Net Assets 100.0%			$304,157,559

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

147

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2007 (unaudited)

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

5-Yr. U.S. Treasury Bond Futures	125	March 2007	$13,132,022	$13,066,406	($65,616)
10-Yr. U.S. Treasury Bond Futures	(130)	March 2007	(13,906,364)	(13,877,500)	28,864

				Notional
		Buy/Sell	Termination	Principal	Unrealized
Swaps		Protection	Date	Amount	Gain/(Loss)

Dow Jones Unfunded CDX Industrial Grade
Series 7 at 0.25%		Sell	December 2009	$15,000,000	$9,069

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

^ Security is fair valued.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued basis.

± Designated as cover for long settling trades.

‡ At January 31, 2007, $1,011,251 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $27,925,323 and $15,345,619 of investments were earmarked as collateral to cover open financial futures and swap contracts, respectively.

~ All or a portion of the security was earmarked as collateral to cover options.

Definitions:

TIPS — Treasury Inflation Protected Security

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$284,272
Gross unrealized depreciation	(1,548,163)

Net unrealized appreciation (depreciation)	($1,263,891)
Cost for federal income tax purposes	$357,311,372

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

148

Money Market Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Certificates of Deposit (1.1%)	Rate (+)	Date	Value

Banking — Domestic (0.8%)
$10,270,000	Depfa Bank plc NY	5.320%	5/18/2007	$10,270,000

	Total Banking — Domestic			10,270,000

Banking — Foreign (0.3%)
2,200,000	Deutsche Bank AG	5.000	2/12/2007	2,200,000
2,170,000	Svenska Handelsbanken NY	5.055	2/20/2007	2,170,000

	Total Banking — Foreign			4,370,000

	Total Certificates of Deposit			14,640,000

Principal		Interest	Maturity
Amount	Commercial Paper (73.1%)	Rate (+)	Date	Value

Asset-Backed Commercial Paper (3.7%)
$6,850,000	Charta, LLC	5.290%	2/5/2007	$6,845,974
17,110,000	Charta, LLC	5.270	3/27/2007	16,974,745
2,700,000	GOVCO, Inc.	5.190	6/18/2007	2,646,673
6,848,000	GOVCO, Inc.	5.200	6/20/2007	6,710,507
13,700,000	Regency Markets No. 1, LLC	5.270	3/20/2007	13,605,740

	Total Asset-Backed Commercial Paper			46,783,639

Banking — Domestic (4.7%)
7,000,000	Bank of Ireland	5.320	3/27/2007	7,000,079
6,850,000	Barclays Bank plc	5.205	5/29/2007	6,734,124
2,840,000	Barclays Bank plc NY	5.200	4/3/2007	2,840,000
23,500,000	Blue Spice, LLC	5.300	2/1/2007	23,500,000
4,100,000	BNP Paribas Finance, Inc.	5.190	4/25/2007	4,050,940
4,790,000	Societe Generale NA	5.155	8/13/2007	4,657,621
11,600,000	Stadshypotek Delaware, Inc.	5.280	2/20/2007	11,567,675

	Total Banking — Domestic			60,350,439

Banking — Foreign (1.1%)
2,150,000	Deutsche Bank AG	5.120	3/27/2007	2,150,000
2,330,000	HBOS Treasury Services plc	5.290	2/15/2007	2,325,207
9,140,000	HBOS Treasury Services plc	5.250	2/16/2007	9,120,007

	Total Banking — Foreign			13,595,214

Capital Goods (1.3%)
17,145,000	General Electric Company	5.210	6/29/2007	16,777,773

	Total Capital Goods			16,777,773

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

149

Money Market Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (73.1%)	Rate	Date	Value

Consumer Cyclical (3.9%)
$20,540,000	Golden Funding Corporation	5.280%	2/21/2007	$20,479,749
2,971,000	Golden Funding Corporation	5.250	2/27/2007	2,959,735
12,280,000	Golden Funding Corporation	5.250	3/1/2007	12,229,856
12,360,000	Golden Funding Corporation	5.270	3/8/2007	12,296,672
2,000,000	Golden Funding Corporation	5.260	3/27/2007	1,984,220

	Total Consumer Cyclical			49,950,232

Consumer Non-Cyclical (2.3%)
17,120,000	Catholic Health Initiatives	5.360	3/14/2007	17,120,000
10,275,000	Nestle Capital Corporation	5.275	7/18/2007	10,023,569
2,070,000	Nestle Capital Corporation	5.225	8/10/2007	2,012,917

	Total Consumer Non-Cyclical			29,156,486

Education (11.7%)
11,837,000	Duke University	5.260	4/4/2007	11,729,771
16,429,000	Duke University	5.280	4/5/2007	16,277,196
16,750,000	Northwestern University	5.300	3/7/2007	16,666,157
31,400,000	Northwestern University	5.260	4/5/2007	31,110,968
15,070,000	Northwestern University	5.290	6/6/2007	14,793,193
10,300,000	University of Washington	5.251	4/3/2007	10,300,000
3,420,000	Yale University	5.300	3/7/2007	3,402,881
44,590,000	Yale University	5.261	4/5/2007	44,179,464

	Total Education			148,459,630

Finance (32.6%)
5,480,000	Amsterdam Funding Corporation	5.290	3/14/2007	5,446,985
10,275,000	Barton Capital Corporation	5.270	2/6/2007	10,267,479
6,170,000	Barton Capital Corporation	5.260	3/12/2007	6,134,841
7,900,000	Bryant Park Funding, LLC	5.280	2/21/2007	7,876,827
5,850,000	Bryant Park Funding, LLC	5.270	2/22/2007	5,832,016
6,845,000	Bryant Park Funding, LLC	5.250	4/26/2007	6,761,149
4,800,000	Corporate Asset Finance Company, LLC	5.260	3/21/2007	4,766,336
3,400,000	Corporate Receivables Corporation Funding, LLC	5.330	2/5/2007	3,397,986
6,600,000	Corporate Receivables Corporation Funding, LLC	5.260	3/26/2007	6,548,890
5,510,000	Edison Asset Securitization, LLC	5.230	3/14/2007	5,477,180
1,650,000	Fountain Square Commercial Funding Corporation	5.250	3/7/2007	1,641,818
7,440,000	Fountain Square Commercial Funding Corporation	5.260	3/9/2007	7,400,866
3,460,000	Fountain Square Commercial Funding Corporation	5.280	3/14/2007	3,439,194
3,430,000	Fountain Square Commercial Funding Corporation	5.250	4/24/2007	3,388,983
10,230,000	Galaxy Funding, Inc.	5.260	2/14/2007	10,210,569
20,560,000	General Electric Capital Services, Inc.	5.180	4/30/2007	20,299,665
10,300,000	Grampian Funding, LLC	5.230	2/2/2007	10,298,504
10,270,000	Grampian Funding, LLC	5.212	5/22/2007	10,106,455
6,845,000	Grampian Funding, LLC	5.190	6/15/2007	6,712,766
7,000,000	Grampian Funding, LLC	5.195	6/19/2007	6,860,601
17,130,000	Greyhawk Funding, LLC	5.260	2/1/2007	17,130,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

150

Money Market Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (73.1%)	Rate	Date	Value

Finance — continued
$17,100,000	Greyhawk Funding, LLC	5.240%	2/26/2007	$17,037,775
17,070,000	Greyhawk Funding, LLC	5.235	3/26/2007	16,938,440
4,700,000	Greyhawk Funding, LLC	5.240	4/12/2007	4,652,112
4,435,000	Greyhawk Funding, LLC	5.200	5/9/2007	4,372,861
6,900,000	HSBC Finance Corporation	5.000	8/31/2007	6,697,791
3,430,000	ING US Funding, LLC	5.200	6/12/2007	3,365,097
4,241,000	Jupiter Securitization Company, LLC	5.310	2/13/2007	4,233,494
20,500,000	Liberty Harbour CDO, Inc.	5.290	2/2/2007	20,496,988
20,470,000	Liberty Harbour CDO, Inc.	5.280	2/8/2007	20,448,984
17,110,000	Liberty Harbour CDO, Inc.	5.290	2/14/2007	17,077,315
2,470,000	Nieuw Amsterdam Receivables Corporation	5.290	2/21/2007	2,462,741
2,280,000	Nieuw Amsterdam Receivables Corporation	5.260	3/26/2007	2,262,344
10,130,000	Nieuw Amsterdam Receivables Corporation	5.195	6/21/2007	9,925,346
19,030,000	North Sea Funding, LLC	5.270	2/27/2007	18,957,570
14,604,000	North Sea Funding, LLC	5.240	3/15/2007	14,514,721
6,845,000	North Sea Funding, LLC	5.300	3/20/2007	6,797,637
3,660,000	North Sea Funding, LLC	5.230	4/18/2007	3,619,590
12,000,000	Paradigm Funding, LLC	5.250	3/2/2007	11,949,250
4,189,000	Park Avenue Receivables Corporation	5.270	2/7/2007	4,185,321
6,900,000	Solitaire Funding, LLC	5.250	2/22/2007	6,878,869
20,540,000	Solitaire Funding, LLC	5.260	2/28/2007	20,458,970
17,270,000	Tempo Finance Corporation	5.280	3/13/2007	17,168,683
4,050,000	Three Pillars Funding Corporation	5.260	2/15/2007	4,041,716
5,480,000	Windmill Funding Corporation	5.330	2/1/2007	5,480,000
11,693,000	Windmill Funding Corporation	5.280	2/20/2007	11,660,415

	Total Finance			415,683,140

Insurance (4.6%)
6,850,000	Aquinas Funding, LLC	5.195	7/6/2007	6,696,783
8,070,000	Curzon Funding, LLC	5.248	3/13/2007	8,022,938
7,230,000	Curzon Funding, LLC	5.250	3/20/2007	7,180,444
17,140,000	Curzon Funding, LLC	5.250	4/24/2007	16,935,034
20,475,000	Nyala Funding, LLC	5.270	2/15/2007	20,433,037

	Total Insurance			59,268,236

Transportation (1.8%)
22,790,000	Los Angeles Department of Airports	5.270	3/1/2007	22,696,586

	Total Transportation			22,696,586

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

151

Money Market Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (73.1%)	Rate	Date	Value

U.S. Municipal (5.4%)
$13,180,000	Alaska Housing Finance Corporation	5.310%	2/5/2007	$13,172,224
27,500,000	Alaska Housing Finance Corporation	5.300	3/1/2007	27,386,639
20,900,000	Alaska Housing Finance Corporation	5.280	3/2/2007	20,811,103
6,860,000	State of Michigan Industry Regional Authority
	General Obligation Bonds	5.410	10/4/2007	6,860,000

	Total U.S. Municipal			68,229,966

	Total Commercial Paper			930,951,341

		Interest	Maturity
Shares	Other (<0.1%)	Rate (+)	Date	Value

8,000	Barclays Prime Money Market Fund	5.250%	N/A	$8,000

	Total Other			8,000

Principal		Interest	Maturity
Amount	Public Corporate (0.3%)	Rate (+)	Date	Value

$3,540,000	General Electric Capital Corporation	5.375%	3/15/2007	$3,540,768

	Total Public Corporate			3,540,768

Principal		Interest	Maturity
Amount	U.S. Government (0.1%)	Rate (+)	Date	Value

$1,390,000	Federal Home Loan Mortgage Corporation	4.875%	2/26/2007	$1,390,000

	Total U.S. Government			1,390,000

Principal		Interest	Maturity
Amount	Variable Rate Notes (25.8%) †	Rate (+)	Date	Value

Banking — Domestic (7.8%)
$9,250,000	Bank of New York Company, Inc.	5.310%	2/12/2007	$9,250,000
7,400,000	Bank of New York Company, Inc.	5.380	2/27/2007	7,401,510
13,690,000	Cooperatieve Centrale Raiffeisen Boerenleen Bank	5.334	2/15/2007	13,690,000
18,500,000	Fifth Third Bancorp	5.320	2/23/2007	18,500,000
8,830,000	HSBC USA, Inc.	5.320	2/15/2007	8,830,000
9,300,000	Royal Bank of Canada NY	5.296	2/1/2007	9,300,000
13,800,000	Svenska Handelsbanken AB	5.290	2/21/2007	13,800,000
19,225,000	Wells Fargo & Company	5.330	2/15/2007	19,225,000

	Total Banking — Domestic			99,996,510

Banking — Foreign (4.8%)
9,600,000	Bank of Ireland	5.320	2/20/2007	9,600,000
10,950,000	BNP Paribas SA	5.310	2/26/2007	10,950,000
9,000,000	DNB NOR ASA	5.310	2/26/2007	9,000,000
20,480,000	HBOS Treasury Services plc	5.290	2/7/2007	20,480,000
11,500,000	Royal Bank of Scotland plc	5.310	2/21/2007	11,500,000

	Total Banking — Foreign			61,530,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

152

Money Market Fund
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Variable Rate Notes (25.8%) †	Rate (+)	Date	Value

Brokerage (1.3%)
$6,000,000	Merrill Lynch & Company, Inc.	5.570%	2/12/2007	$6,000,072
10,000,000	Merrill Lynch & Company, Inc.	5.300	2/26/2007	10,000,000

	Total Brokerage			16,000,072

Finance (5.2%)
4,140,000	HSBC Finance Corporation	5.409	3/1/2007	4,140,927
6,720,000	Kordsa, Inc.	5.330	2/1/2007	6,720,000
20,550,000	Union Hamilton Special Funding, LLC	5.365	3/21/2007	20,550,000
34,250,000	Union Hamilton Special Funding, LLC	5.363	3/28/2007	34,250,000

	Total Finance			65,660,927

Insurance (4.6%)
19,325,000	Allstate Life Global Funding II	5.370	2/8/2007	19,325,000
19,225,000	Allstate Life Global Funding II	5.360	2/15/2007	19,225,000
20,560,000	ING Verzekeringen NV	5.291	2/5/2007	20,560,000

	Total Insurance			59,110,000

U.S. Municipal (2.1%)
8,000,000	Illinois Student Assistance Commission Student Loan
	Revenue Bonds	5.300	2/7/2007	8,000,000
10,000,000	Ohio State Air Quality Development Authority
	Revenue Bonds (Columbus and Southern) (Series B)	5.360	2/7/2007	10,000,000
8,600,000	Michigan State Housing Development Authority
	Revenue Bonds (Series D)	5.360	2/1/2007	8,600,000

	Total U.S. Municipal			26,600,000

	Total Variable Rate Notes			328,897,509

	Total Investments (at amortized cost) 100.4%			$1,279,427,618

	Other Assets and Liabilities, Net (0.4%)			(4,721,976)

	Total Net Assets 100.0%			$1,274,705,642

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown. Cost for federal income tax purposes is $1,279,427,618.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

153

THRIVENT MUTUAL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2007 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using price sources approved by the Board of Trustees and the change in value, if any, is recorded as unrealized gains or losses. Mutual Funds are valued at the net asset value at the close of each business day.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Funds’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Valuation of International Securities — Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the Fund’s investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Additional information — The Fund’s policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Fund’s most recent annual or semiannual shareholder report.

154

Item 2. Controls and Procedures

(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant's President and Treasurer are aware of no change in registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 29, 2007	THRIVENT MUTUAL FUNDS

By: /s/ Pamela J. Moret

Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 29, 2007	By: /s/ Pamela J. Moret

Pamela J. Moret
President

Date: March 29, 2007	By: /s/ Gerard V. Vaillancourt

Gerard V. Vaillancourt
Treasurer